As filed with the Securities and Exchange Commission on February 8,1996
Securities Act File No. 33-17957
Investment Company Act File No. 811-5366



SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.     24


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.     25

   HT INSIGHT FUNDS, INC. d/b/a HARRIS INSIGHT FUNDS
(Exact Name of Registrant as Specified in Charter)

        One Exchange Place, Boston, MA  02109
(Address of Principal Executive Offices including Zip Code)


Registrant's Telephone Number, including Area Code: (800) 982-
8782

Name and Address of Agent for Service:	Copies to:
Lisa Anne Rosen, Esq.	Cameron S. Avery, Esq.
Harris Insight Funds	Bell, Boyd & Lloyd
One Exchange Place, 4th Floor	Three First National Plaza
Boston, MA  02109	Chicago, IL  60602



	It is proposed that this filing will become effective:

	     	immediately upon filing pursuant to paragraph (b), or
   	 X   	on February 20, 1996 pursuant to paragraph (b)
	    	60 days after filing pursuant to paragraph (a),
	     	75 days after filing pursuant to paragraph (a); or
	     		on               pursuant to paragraph (a) of
Rule 485

	Registrant has previously filed a declaration of indefinite registration of its shares of capital stock pursuant to Rule 24f-
2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended December
31,     1995 will be filed on or before February 29, 1996     .



HARRIS INSIGHT FUNDS

    The purpose of this filing is to delay the effective date of Post-Effective Amendment No. 23 to the Company's Registration Statement on Form N-1A and to respond to the Staff's comments with respect to Post-Effective Amendment No. 23 to the Company's Registration Statement and to bring financial statements and other information up to date under Section 10(a)(3) of the Securities Act of 1933, as amended, and to make other non-material language changes that the Registrant deems appropriate.




HARRIS INSIGHT FUNDS
Registration Statement on Form N-1A

CROSS REFERENCE SHEET
Pursuant to Rule 495 (a)
under the Securities Act of 1933




N-1A Item No.
Part A		Location

Item 1.  Cover Page	Cover Page

Item 2.  Synopsis	Expense Table; Financial Highlights

Item 3.  Condensed Financial Information	Financial Highlights;
Calculation of Yield and Total Return

Item 4.  General Description of Registrant	Cover Page;
Investment Objectives and Policies; Investment Strategies;
Organization and Capital Stock

Item 5.  Management of the Fund	Management

Item 6.  Capital Stock and Other Securities	Cover Page;
Dividends and Distributions; Federal Income Taxes; Account
Services; Organization and Capital Stock

Item 7.  Purchase of Securities Being Offered	Management;
Determination of Net Asset Value; Purchase of Shares; Exchange
Privilege

Item 8.  Redemption or Repurchase	Redemption of Shares;
Exchange Privilege

Item 9.  Pending Legal Proceedings	Not Applicable




N-1A Item No.
Part B	 	Location

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Table of Contents

Item 12.	General Information and History	Not Applicable

Item 13.	Investment Objectives and Policies	Investment
Strategies; Investment Restrictions; Portfolio Transactions

Item 14.	Management of the Fund	Management

Item 15.	Control Persons and Principal Holders of Securities
	Management; Organization and Capital Stock (Prospectus)

Item 16.	Investment Advisory and Other Services	Management
(Prospectus); Management; Service Plans; Custodian; Independent
Accountants

Item 17.	Brokerage Allocation and Other Practices	Portfolio
Transactions

Item 18.	Capital Stock	Capital Stock

Item 19.	Purchase, Redemption and Pricing of Securities
Determination of Net Asset Value; Financial Statements Securities
Being Offered

Item 20.	Tax Status	Federal Income Taxes

Item 21.	Underwriters	Management; Service Plans

Item 22.	Calculation of Performance Data Calculation of Yield
and Total Return

Item 23.	    Audited Financial Statements for the  Fiscal Year
Ended December 31, 1995



Part C

	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.





HARRIS INSIGHT FUNDS
One Exchange Place, Boston, Massachusetts 02109
Telephone: (800) 982-8782


     The Harris Insight Funds Trust (the ``Trust'') is an open-end, diversified management investment company that currently offers a selection of eleven investment portfolios. HT Insight Funds, Inc. (the ``Company'') is an open-end, diversified management investment company that currently offers six investment portfolios. (The eleven portfolios of the Trust and the six portfolios of the Company are collectively referred to herein as the ``Harris Insight Funds'' or the ``Funds.'') This Prospectus describes one class of shares (the ``Shares'' or the ``Institutional Shares'') of each of the eleven investment portfolios offered by the Trust and one class of shares (the ``Shares'' or the ``Institutional Shares'') of five of the portfolios offered by the Company. The Funds are as follows:


o Harris Insight Equity Fund (the ``Equity Fund'')

o Harris Insight Equity Income Fund (the ``Equity Income Fund'')

o Harris Insight Growth Fund (the ``Growth Fund'')

o Harris Insight Small-Cap Opportunity Fund (the ``Small-Cap Fund'')

o Harris Insight Index Fund (the ``Index Fund'')

o Harris Insight International Fund (the ``International Fund'')

o Harris Insight Balanced Fund (the ``Balanced Fund'')

o Harris Insight Convertible Securities Fund ( the ``Convertible Securities Fund'')


o Harris Insight Short/Intermediate Bond Fund (the ``Short Intermediate Fund'')


o Harris Insight Bond Fund (the ``Bond Fund'')

o Harris Insight Intermediate Government Bond Fund (the ``Government Fund'')

o Harris Insight Intermediate Tax-Exempt Bond Fund (the ``Intermediate Tax-Exempt Fund'')

o Harris Insight Tax-Exempt Bond Fund (the ``Tax-Exempt Fund'')

o Harris Insight Government Money Market Fund (the ``Government Money Fund'')

o Harris Insight Money Market Fund (the ``Money Fund'')

o Harris Insight Tax-Exempt Money Market Fund (the ``Tax-Exempt Money Fund'')


     Harris Trust & Savings Bank is the Investment Adviser to the Funds and Harris Investment Management, Inc., a subsidiary of Harris Bankcorp, Inc., acts as the Portfolio Management Agent for each of the Funds, except the Tax-Exempt Money Fund. Shares of each Fund are offered by Funds Distributor, Inc., the distributor for the Trust and the Company.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds. Please read and retain it for future reference. A Statement of Additional Information dated February 21, 1996, containing more detailed information about the Funds has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge by writing or calling the Harris Insight Funds at the address and telephone number printed above.


     SHARES OF THE FUNDS ARE NOT DEPOSITS OR  OBLIGATIONS  OF, OR
GUARANTEED OR
ENDORSED BY HARRIS TRUST & SAVINGS BANK, OR ANY OF ITS  AFFILIATES,
AND ARE NOT
INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION,  THE FEDERAL
RESERVE  BOARD,  OR ANY  OTHER  AGENCY.  AN  INVESTMENT  IN THE
FUNDS  INVOLVES
INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     SHARES OF THE  GOVERNMENT  MONEY  FUND,  THE MONEY FUND AND
THE  TAX-EXEMPT
MONEY FUND  (COLLECTIVELY,  THE ``MONEY MARKET  FUNDS'') ARE
NEITHER INSURED NOR
GUARANTEED BY THE U.S.  GOVERNMENT.  ALTHOUGH EACH MONEY MARKET
FUND IS ACTIVELY
MANAGED TO  MAINTAIN A STABLE  NET ASSET  VALUE OF $1.00 PER SHARE,
THERE IS NO
ASSURANCE THAT IT WILL BE ABLE TO DO SO.

                                    --------

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE
SECURITIES AND
EXCHANGE COMMISSION (THE ``COMMISSION'') OR ANY STATE SECURITIES
COMMISSION NOR
HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.


February 21, 1996

TABLE OF CONTENTS


                                                                    Page
Expense Table ......................................................  3
Highlights .........................................................  6
Financial Highlights ...............................................  8
Investment Objectives and Policies .................................  9
     Equity Fund ...................................................  9
     Equity Income Fund ............................................  9
     Growth Fund ...................................................  9
     Small-Cap Fund ................................................ 10
     Index Fund .................................................... 10
     International Fund ............................................ 11
     Balanced Fund ................................................. 11
     Convertible Securities Fund ................................... 11
     Short/Intermediate Fund ....................................... 13
     Bond Fund ..................................................... 13
     Government Fund ............................................... 14
     Intermediate Tax-Exempt Fund .................................. 14
     Tax-Exempt Fund ............................................... 14
     The Money Market Funds ........................................ 15
     Government Money Fund ......................................... 15
     Money Fund .................................................... 15
     Tax-Exempt Money Fund ......................................... 16
     All Funds; All Equity and Fixed Income Funds .................. 16
Investment Strategies .............................................. 17
Investment Limitations ............................................. 28
Management ......................................................... 29
Determination of Net Asset Value ................................... 32
Purchase of Shares ................................................. 33
Redemption of Shares ............................................... 34
Exchange Privilege ................................................. 35
Dividends and Distributions ........................................ 35
Federal Income Taxes ............................................... 36
Account Services ................................................... 37
Organization and Capital Stock ..................................... 37
Reports to Shareholders ............................................ 38
Calculation of Yield and Total Return .............................. 39


     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and/or in the Funds' official sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company, the Trust or the Distributor. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

EXPENSE TABLE

Expenses and fees payable by shareholders are summarized in this table and expressed as a percentage of average net assets.

     The following table sets forth certain information  concerning  shareholder
transaction   expenses  and  projected   annual  fund  operating   expenses  for
Institutional Shares of the Funds during the current fiscal year.



                                                                EQUITY                                  INTER-
                                                      EQUITY    INCOME    GROWTH   SMALL-CAP
INDEX    NATIONAL  BALANCED
                                                       FUND      FUND      FUND      FUND      FUND
FUND      FUND
                                                       ----      ----      ----      ----      ----      ----      ----

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases                None      None      None      None
None      None      None

ANNUAL FUND OPERATING EXPENSES*:
  (as a percentage of average net assets)
   Advisory Fees                                       0.70%     0.70%     0.90%     1.00%     0.25%
1.05%     0.60%
   Rule 12b-1 Fees                                     None      None      None      None      None
None      None
   Other Expenses+                                     0.26%     0.23%     0.20%     0.20%     0.20%
0.27%     0.28%
                                                       ----      ----      ----      ----      ----      ----      ----
   Total Fund Operating Expenses                       0.96%     0.93%     1.10%     1.20%
0.45%     1.32%     0.88%
                                                       ====      ====      ====      ====
====      ====      ====

--------

* Customers of a financial institution, such as Harris Trust & Savings Bank, may also be charged certain fees and expenses by their institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client (e.g., trust, estate settlement, advisory and custodian services).

+ With respect to each Fund, other than the Equity Fund, the amount of ``Other Expenses'' in the table above is based on estimated expenses and projected assets for the current fiscal year. With respect to the Equity Fund, the amount of ``Other Expenses'' is based on amounts incurred during the most recent fiscal year. EXPENSE TABLE (continued)

                                                   CONVERTIBLE      SHORT
INTERMEDIATE
                                                    SECURITIES   INTERMEDIATE      BOND
GOVERNMENT    TAX-EXEMPT    TAX-EXEMPT
                                                       FUND          FUND          FUND          FUND
FUND          FUND
                                                       ----          ----          ----          ----          ----          --
--
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases                None          None          None
None          None          None

ANNUAL FUND OPERATING EXPENSES*:
  (as a percentage of average net assets)
   Advisory Fees                                       0.70%         0.34%+        0.40%+
0.30%+        0.60%+        0.60%+
   Rule 12b-1 Fees                                     None          None          None          None
None          None
   Other Expenses++                                    0.22%         0.26%         0.20%         0.20%
0.20%         0.20%
                                                       ----          ----          ----          ----          ----          --
--
   Total Fund Operating Expenses                       0.92%         0.60%+        0.60%+
0.50%+        0.80%+        0.80%+
                                                       ====          ====          ====
====          ====          ====

--------

* Customers of a financial institution, such as Harris Trust, may also be charged certain fees and expenses by their institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client (e.g., trust, estate settlement, advisory and custodian services).

+  Reflects advisory fees after waivers.

++ With respect to each Fund, other than the Short/Intermediate Fund, the amount of ``Other Expenses'' in the table above is based on estimated expenses and projected assets for the current fiscal year. With respect to the Short/Intermediate Fund, the amount of ``Other Expenses'' is based on amounts incurred during the most recent fiscal year.

   Without waivers, the ratio of total fund operating expenses to average net assets would be 0.96% with respect to the Short/Intermediate Fund and 0.85% with respect to the Bond Fund, Government Fund, Intermediate Tax-Exempt Fund and Tax-Exempt Fund. The investment adviser has voluntarily agreed to waive a portion of its advisory fees with respect to the Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund and will not increase its advisory fee without prior approval of the Company's Board of Directors and 30 days' prior notice to shareholders. Without waivers, the advisory fee for the Short/Intermediate Fund would be 0.70% of the Fund's average net assets. Without waivers, the advisory fee for each of the Bond, Government, Intermediate Tax-Exempt and Tax-Exempt Funds would be 0.65% of each Fund's average net assets.

                                                       GOVERNMENT     MONEY     TAX-EXEMPT
                                                       MONEY FUND     FUND      MONEY FUND
                                                       ----------     ----      ----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases                   None        None         None

ANNUAL FUND OPERATING EXPENSES*:
 (as a percentage of average net assets after
  voluntary fee waivers)
 Advisory Fees                                            0.11%       0.11%        0.11%
 Other Expenses                                           0.20%       0.18%        0.18%
                                                          ----        ----         ----
 Total Fund Operating Expenses                            0.31%       0.29%        0.29%
                                                          ====        ====         ====




--------

* Reflects expenses after waivers of advisory fees and other expenses based on net expenses incurred during the most recent fiscal year. Without any fee and expense waivers, total operating expenses for the fiscal years ended December 31, 1995 and 1994 would have been 0.32% and 0.31% for the Government Money Fund, 0.30% and 0.30% for the Money Fund and 0.29% and 0.30% for the Tax-Exempt Money Fund. Customers of a financial institution, such as Harris Trust, may also be charged certain fees and expenses by their institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client (e.g., trust, estate settlement, advisory and custodian services).

EXAMPLE

You would pay the following expenses on a $1,000 investment in Institutional Shares, assuming (1) a hypothetical 5% gross annual return and (2) redemption at the end of each time period:


                          EQUITY                                  INTER-
                EQUITY    INCOME    GROWTH  SMALL-CAP   INDEX    NATIONAL
BALANCED
                 FUND      FUND      FUND      FUND      FUND      FUND      FUND
                 ----      ----      ----      ----      ----      ----      ----
1 year           $ 10      $ 9       $11       $12       $ 5       $13       $ 9
3 years            31       30        35        38        14        42        28
5 years            53      N/A       N/A       N/A       N/A       N/A       N/A
10 years          118      N/A       N/A       N/A       N/A       N/A       N/A

              CONVERTIBLE      SHORT/                      INTERMEDIATE
               SECURITIES  INTERMEDIATE  BOND   GOVERNMENT  TAX-EXEMPT
TAX-EXEMPT
                 FUND          FUND      FUND      FUND        FUND        FUND
                 ----          ----      ----      ----        ----        ----
1 year           $ 9           $ 6       $ 6       $ 5         $ 8         $ 8
3 years           29            19        19        16          26          26
5 years          N/A            33       N/A       N/A         N/A         N/A
10 years         N/A            75       N/A       N/A         N/A         N/A

              GOVERNMENT        MONEY    TAX-EXEMPT
              MONEY FUND        FUND     MONEY FUND
              ----------        ----     ----------
1 year           $ 3         $ 3         $ 3
3 years           10           9           9
5 years           17          16          16
10 years          39          37          37


THIS  EXAMPLE  SHOULD  NOT BE  CONSIDERED  A  REPRESENTATION  OF PAST
OR  FUTURE
EXPENSES OR PERFORMANCE WHICH MAY BE MORE OR LESS THAN THOSE
SHOWN.

The purpose of the expense table is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. For more information concerning the various costs and expenses, see ``Management.''

HIGHLIGHTS

The following sixteen investment portfolios are described in this Prospectus:

EQUITY FUND -- seeks to provide capital appreciation and current income by investing primarily in common stocks.

EQUITY INCOME FUND -- seeks to provide current income and, secondarily, capital appreciation by investing primarily in common stocks and convertible securities.

GROWTH FUND -- seeks to provide capital appreciation and, secondarily, current income by investing primarily in common stocks and convertible securities of companies with above-average growth potential.

SMALL-CAP FUND -- seeks to provide long term capital growth by investing primarily in equity securities of smaller to medium capitalization companies.

INDEX FUND -- seeks to provide the return and risk characteristics of the S&P 500 Index, by investing primarily in securities of companies that comprise that index.

INTERNATIONAL FUND -- seeks to provide international diversification and capital appreciation by investing primarily in common stocks of foreign companies. Current income is a secondary objective.

BALANCED FUND -- seeks to provide current income and capital appreciation by investing in a balanced portfolio of fixed income and equity securities.

CONVERTIBLE SECURITIES FUND -- seeks to provide capital appreciation and current income by investing primarily in securities such as bonds, debentures, notes, preferred stocks or warrants that are convertible into common stocks.


SHORT/INTERMEDIATE FUND -- seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities with a short/intermediate term average maturity.


BOND FUND -- seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities of varying maturities.

GOVERNMENT FUND -- seeks to provide a high level of current income, consistent with preservation of capital, by investing primarily in Government Securities (as defined below in ``Investment Strategies'') having an intermediate term average maturity.

INTERMEDIATE TAX-EXEMPT FUND -- seeks to provide a high level of current income that is exempt from federal income tax by investing, under normal market conditions, at least 80% of its assets in municipal obligations with an intermediate term average maturity.

TAX-EXEMPT FUND -- seeks to provide a high level of current income that is exempt from federal income tax by investing, under normal market conditions, at least 80% of its assets in municipal obligations of varying maturities.

GOVERNMENT MONEY FUND -- (money market fund) -- seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity, by investing in short-term Government Securities and certain repurchase agreements.

MONEY FUND -- (money market fund) -- seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity, by investing in a broad range of short-term money market instruments.

TAX-EXEMPT MONEY FUND -- (money market fund) -- seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity, by investing primarily in high-quality, short-term municipal obligations.

WHO MANAGES EACH FUND'S INVESTMENTS?

     Harris Trust & Savings Bank (``Harris Trust'' or the ``Investment Adviser'') is the investment adviser for each Fund. Harris Trust has provided investment management service to clients for over 100 years. Harris Trust provides investment services for pension, profit-sharing and personal portfolios. As of June 30, 1995, assets under management total approximately $23 billion. See page 27.

     Harris Investment Management, Inc. (``HIM'' or the ``Portfolio Management Agent'') provides daily portfolio management services for the Funds, other than the Tax-Exempt Money Fund. HIM and its predecessors have managed client assets for over 100 years. HIM has a staff of 96, including 64 professionals, providing investment expertise to the management of the Harris Insight Funds and for pension, profit-sharing and institutional portfolios. As of June 30, 1995, assets under management are estimated to exceed $13 billion. See page 28.

     Harris Trust and HIM are subsidiaries of Harris Bankcorp., Inc.



WHAT ADVANTAGES DO THE FUNDS OFFER?

     The Funds are designed for individual and institutional investors. A single investment in shares of the Funds gives the investor benefits customarily available only to large investors, such as diversification of investment, greater liquidity and professional management, block purchases of securities, and relief from bookkeeping, safekeeping of securities and other administrative details.

WHEN ARE DIVIDENDS PAID?


     Dividends from each of the Money Market Funds are declared daily and paid monthly. Dividends from the Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund are declared daily and paid monthly. Dividends from the Convertible Securities Fund, the Equity Fund, the Equity Income Fund, the Growth Fund, the Index Fund and the Balanced Fund are declared and paid quarterly. Dividends from the Small-Cap Fund and the International Fund are declared and paid semi-annually. Any net capital gains will be declared and paid annually. See page 33.


HOW ARE SHARES REDEEMED?

     Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Registered Representative servicing your account, the Distributor, or through any Service Agent. See page 32.

WHAT RISKS ARE ASSOCIATED WITH THE FUNDS?

     Each Fund's performance will change daily based on many factors, including the quality of the Fund's investments, U.S. and international economic conditions, general market conditions and international exchange rates. Certain of the Funds invest in securities of foreign issuers that involve risks not typically associated with U.S. issuers. There is no assurance that any Fund will achieve its investment objective. See ``Investment Strategies.''

FINANCIAL HIGHLIGHTS

This table shows the total return on one Institutional Share for each period illustrated.


     The following financial highlights are derived from the financial statements of the Company for the year ended December 31, 1995 audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the financial statements and notes thereto that appear in the Statement of Additional Information and which are incorporated by reference in this Prospectus. Institutional Shares of the Money Market Funds were formerly known as Class C Shares. Institutional Shares of the other Funds were not previously offered.

                                GOVERNMENT MONEY FUND           MONEY FUND
TAX-EXEMPT MONEY FUND
                                INSTITUTIONAL SHARES      INSTITUTIONAL SHARES
INSTITUTIONAL SHARES
                                ---------------------     --------------------      ---------------------
                                YEAR                      YEAR                      YEAR
                                ENDED      5/16/94* TO    ENDED      1/5/94* TO     ENDED
1/5/94* TO
                               12/31/95     12/31/94     12/31/95     12/31/94     12/31/95     12/31/94
                               --------    -----------   --------    ----------    --------    ----------
Net Asset Value, Beginning of
  Period                       $ 1.00      $ 1.00        $ 1.00      $ 1.00        $ 1.00      $ 1.00
                               ------      ------        ------      ------        ------      ------
Income From Investment
  Operations:
    Net Investment Income        .056        .028          .057        .039          .035        .025
                               ------      ------        ------      ------        ------      ------
        Total from Investment
          Operations             .056        .028          .057        .039          .035        .025
                               ------      ------        ------      ------        ------      ------
Less Distributions:
  Net Investment Income         (.056)      (.028)        (.057)      (.039)        (.035)      (.025)
                               ------      ------        ------      ------        ------      ------
    Total Distributions         (.056)      (.028)        (.057)      (.039)        (.035)      (.025)
                               ------      ------        ------      ------        ------      ------
Net Asset Value, End of
  Period                       $ 1.00      $ 1.00        $ 1.00      $ 1.00        $ 1.00      $ 1.00
                               ======      ======        ======      ======
======      ======
Total Return(3)                  5.79%       2.82%         5.86%       4.08%         3.60%
2.56%
Ratios/Supplemental Data:
  Net Assets, End of Period
    $(000)                      18,367      9,617        98,837      31,990       212,146     237,100
  Ratio of Expenses to
    Average Net Assets(1)(2)      0.31%      0.29%        0.29%        0.29%         0.29%
0.28%
  Ratio of Net Investment
    Income to Average Net
    Assets(2)                     5.62%      4.52%        5.69%        4.79%         3.52%       2.99%


--------

*    Date commenced operations.


(1) Without the voluntary waiver of fees, the expense ratios (annualized) for the period ended December 31, 1994 and the year ended December 31, 1995 would have been 0.32% and 0.31% for Government Money Fund 0.30% and 0.30% for Money Fund and 0.29% and 0.30% for Tax-Exempt Money Fund, respectively.


(2)  Annualized.

(3)  Total returns for periods of less than one year are not annualized.

INVESTMENT OBJECTIVES AND POLICIES


     Set forth below are the investment objectives and policies of each of the Funds. Listed on page 16 following the specific description of each Fund are those investments that may be made by (i) all of the Funds, or (ii) all of the equity Funds (i.e., Equity, Equity Income, Growth, Small-Cap, Index, International and Balanced Funds) and fixed income Funds (i.e., Convertible Securities, Short/Intermediate, Bond, Government, Intermediate Tax-Exempt and Tax-Exempt Funds). Each Fund may also invest in securities described in ``Investment Strategies'' below and the Statement of Additional Information.


EQUITY FUND

The Equity Fund seeks to provide capital appreciation and current income.

     The Equity Fund seeks to provide investors with capital appreciation and current income. The Fund seeks to attain its investment objective by investing, under normal market conditions, at least 65% of its total assets in common stocks of larger capitalization companies (i.e. companies with market capitalizations in excess of $500 million). The Fund's portfolio is generally comprised of approximately 50 different issues. Risk is managed by
diversification   of  investments.

     The Fund's investment process considers valuation and improving fundamentals. The Fund's investments are expected to encompass all major sectors of the market resulting in a diversified portfolio. The Fund's Portfolio Management Agent believes that an investment process which combines carefully monitored risk control with an emphasis on value and fundamental research is suited for long-term equity investing.

EQUITY INCOME FUND

The Equity Income Fund seeks to provide current income and, secondarily, capital appreciation.

     The Equity Income Fund seeks to provide current income and secondarily, capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 65% of its total assets in common stocks and convertible securities that the Fund's Portfolio Management Agent believes offer good value, an attractive yield and dividend growth potential.

     The Fund is managed with a disciplined investment process which seeks to maintain a diversified portfolio of high quality equity securities. The Fund generally emphasizes securities with higher than average dividend yields and/or stronger than average growth characteristics. The result of this investment process is a diversified portfolio which the Fund's Portfolio Management Agent believes provides attractive long-term growth potential while striving to maintain an attractive current yield.

GROWTH FUND

The Growth Fund seeks to provide capital appreciation and, secondarily, current income.

     The Growth Fund seeks to provide capital appreciation and, secondarily, current income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in common stocks and convertible securities of companies that the Fund's Portfolio Management Agent believes offer above-average growth potential. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

SMALL-CAP FUND

The Small-Cap Fund seeks to provide long- term capital appreciation by investing at least 65% of the value of its total assets in equity securities of smaller to medium capitalization companies.

     The Small-Cap Fund seeks to provide long term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 65% of the value of its total assets in equity securities of smaller to medium capitalization companies (i.e. companies with market capitalizations between $100 million and $2.5 billion).

     The investment management discipline of the Fund searches for companies offering above-average earnings, sales, and asset value growth.


INDEX FUND

The Index Fund seeks to provide the return and risk characteristics of the S&P 500 Index.

     The Index Fund seeks to provide the return and risk characteristics of the Standard & Poor's 500 Index (the ``S&P 500 Index'' or the ``Index''), an index which emphasizes large capitalization companies. As of December 31, 1994, the Index represented approximately 76% of the market capitalization of publicly owned stocks in the United States. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in securities of companies that comprise the S&P 500 Index.


     The Fund is managed through the use of a ``quantitative'' or ``indexing'' investment discipline, which attempts to duplicate the investment composition and performance of the Index through statistical procedures. As a result, the Portfolio Management Agent does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis. The Fund seeks quarterly performance within a .95 correlation to the Index. On at least a monthly basis, the Portfolio
Management Agent compares the correlation of the Fund's performance to that of the Index. In the event the Fund's performance for the preceding three month period is not within a .95 correlation to the performance of the Index, the Portfolio Management Agent may adjust the Fund's holdings in issues included in the Index to seek a closer performance correlation.
  The Fund seeks to match closely the weight of each security in the portfolio approximating its weight in the S&P 500 Index. Although the Fund may not hold all 500 issues included in the Index, it will generally hold at least 90% of such issues. In addition, the Fund may maintain positions in S&P 500 Stock Index futures contracts in an effort to ensure adequate liquidity and to reduce transaction costs.


     Standard & Poor's Corporation (``S&P'') makes no representation or warranty, expressed or implied, to the purchasers of the Index Fund or any member of the public regarding the advisability of investing in either the Index Fund or the ability of the S&P 500 Index to track general stock market performance. The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P does not guarantee the accuracy and/or completeness of its index or any data included therein. Furthermore, S&P makes no warranty, express or implied, as to the results to be obtained by the Index Fund, owners of the Fund, any person or any entity from the use of the index sponsored by S&P or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to its index or any data included therein.

INTERNATIONAL FUND


The International Fund seeks to provide international diversification and capital appreciation by investing at least 65% of the value of its total assets in common stocks of foreign issuers. Current income is a secondary objective.

     The International Fund seeks to provide international diversification and capital appreciation. Current income is a secondary objective. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 65% of the value of its total assets in securities of foreign issuers (i.e., issuers organized outside the United States or whose principal trading market is outside the United States) and such issuers will be located in at least three countries other than the United States. The Fund seeks to manage risk through the diversification of its investments.


     The International Fund also may invest in exchange rate-related securities, securities convertible into or exchangeable for foreign equity securities, and custodial receipts for U.S. Treasury securities. In addition, the Fund may engage in the purchase and sale of foreign currency for hedging purposes.

BALANCED FUND

The Balanced Fund seeks to provide current income and capital appreciation through a balanced portfolio of fixed income and equity securities.

     The Balanced Fund seeks to provide current income and capital appreciation by investing in a balanced portfolio of fixed income and equity securities. The Fund seeks to achieve its investment objective by utilizing an active asset allocation approach. Under normal market conditions, equity securities are expected to comprise between 40% and 65% of the Fund's total assets and fixed income securities are expected to comprise at least 25% of the Fund's total assets.

CONVERTIBLE SECURITIES FUND

The Convertible Securities Fund seeks to provide capital appreciation and current income.


     The Convertible Securities Fund seeks to provide capital appreciation and current income. The Fund intends, under normal market conditions, to invest at least 65% of the value of its total assets in convertible securities, that is, securities including bonds, debentures, notes or preferred stock that are convertible into common stock, or warrants that provide the owner the right to purchase shares of common stock at a specified price. The Fund may also invest in equity securities of U.S. corporations. The Fund seeks to diversify among issuers in a manner that will enable the Fund to minimize the volatility of the Fund's net asset value in erratic or declining markets.


     Under normal market conditions, the Convertible Securities Fund will invest without limitation in convertible securities of U.S. corporations and in Eurodollar securities convertible into common stocks of U.S. corporations that are rated ``B'' or better by S&P or ``B'' (``b'' in the case of preferred stocks) or better by Moody's Investors Service, Inc. (``Moody's'') at the time of purchase, or, if not rated, considered by the Portfolio Management Agent to be of comparable quality, except that investment in securities rated ``B\-'' by S&P or Moody's will be limited to 15% of its total assets. Up to 5% of the Convertible Securities Fund's total assets may be invested in convertible securities that are rated ``CCC'' by S&P or ``Caa'' by Moody's at the time of purchase. Securities that are rated ``BB'' or below by S&P or ``Ba'' or below by Moody's are ``high yield securities'', commonly known as junk bonds. By their nature, convertible securities may be more volatile in price than higher rated debt obligations.


     The Convertible Securities Fund may also invest up to 35% of its total assets in ``synthetic convertibles'' created by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed income and the right to acquire equity securities. In addition, the Convertible Securities Fund may invest: up to 15% of its net assets in convertible securities offered in ``private placements'' and other illiquid securities; up to 15% of its total assets in common stocks; and up to 5% of its net assets in warrants. The Convertible Securities Fund may purchase and sell index and interest rate futures contracts and covered put and call options on securities and on indices.


     In periods of unusual market conditions, when the Portfolio Management Agent believes that convertible securities would not best serve the Fund's objectives, the Convertible Securities Fund may for defensive purposes invest part or all of its total assets in: (a) Government Securities; (b) non-convertible debt obligations of domestic corporations, including bonds, debentures, notes or preferred stock rated ``BBB'' or better by S&P or ``Baa'' or better by Moody's at the time of purchase, which ordinarily are less volatile in price than convertible securities and serve to increase diversification of risk; and (c) short-term money market instruments, including U.S. Government, bank and commercial obligations with remaining maturities of thirteen months or less. During such periods, the Convertible Securities Fund will continue to seek current income but will put less emphasis on capital appreciation.


     Risk Factors and Other Considerations Relating to Low-Rated and Comparable Unrated Securities. Low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.


     The market values of low-rated and comparable unrated securities are less sensitive to interest rate changes but more sensitive to economic changes or individual corporate developments than higher-rated securities; they present a higher degree of credit risk and their yields will fluctuate over time. During economic downturns or sustained periods of rising interest rates, the ability of highly leveraged issuers to service debt obligations may be impaired.

     The existence of limited or no established trading markets for low-rated and comparable unrated securities may result in thin trading of such securities and diminish the Convertible Securities Fund's ability to dispose of such securities or to obtain accurate market quotations for valuing such securities and calculating net asset value. The responsibility of the Trust's Board of Trustees to value such securities becomes greater and judgment plays a greater role in valuation because there is less reliable objective data available. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of low-rated and comparable unrated securities bonds, especially in a thinly traded market.

     A major economic recession would likely disrupt the market for such securities, adversely affect their value and the ability of issuers to repay principal and pay interest, and result in a higher incidence of defaults.

     The ratings of Moody's and S&P represent the opinions of those organizations as to the quality of securities. Such ratings are relative and subjective, not absolute standards of quality and do not evaluate the market risk of the securities. Although the Convertible Securities Fund's Portfolio Management Agent uses these ratings as a criterion for the selection of securities for the Convertible Securities Fund, it also relies on its independent analysis to evaluate potential investments for the

Convertible Securities Fund. The Convertible Securities Fund's achievement of its investment objective may be more dependent on the Portfolio Management Agent's credit analysis of low-rated and unrated securities than would be the case for a portfolio of high-rated securities.


SHORT/INTERMEDIATE FUND

The Short/Intermediate Bond Fund seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities with a short/ intermediate term average maturity.

     The Short/Intermediate Fund, formerly known as Harris Insight Managed Fixed Income Fund, seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities with a short/intermediate term average maturity. The Fund intends, under normal market conditions, to invest at least 65% of the value of its total assets in bonds. For purposes of this 65% limitation, the term ``bond'' shall include debt obligations such as bonds and debentures, Government Securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-related securities (including those issued or collateralized by U.S. Government agencies and inverse floating rate mortgage-backed securities), other floating/variable rate obligations, municipal obligations and zero coupon securities. The Fund seeks to achieve its objective by utilizing a number of investment disciplines, including the assessment of yield advantages among different classes of bonds and among different maturities, the independent review by the Fund's Portfolio Management Agent of the credit quality of individual issues, and the analysis by the Fund's Portfolio Management Agent of economic and market conditions affecting the fixed income markets. The Intermediate Bond Fund may invest in a broad range of fixed income obligations. The Fund may invest in fixed and variable rate bonds, debentures, Government Securities, and Government Stripped Mortgage- Backed Securities. The Fund also may invest in U.S. Treasury or agency securities placed into irrevocable trusts and evidenced by a trust receipt.

     The Fund's dollar-weighted average portfolio maturity (or average life with respect to mortgage-related and asset-backed securities), under normal market conditions, will be between two and five years. The Fund may also hold short-term U.S. Government Obligations, ``high-quality'' money market instruments (i.e., those within the two highest rating categories or, if unrated, determined by the Portfolio Management Agent to be comparable in quality to instruments so rated) and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Portfolio Management Agent's opinion, existing circumstances warrant.


BOND FUND

The Bond Fund seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities of varying maturities.

     The Bond Fund seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities of varying maturities. The Fund seeks to achieve its objective by utilizing a highly-disciplined, quantitatively-based process to identify fixed income securities which the Fund's Portfolio Management Agent believes are undervalued and are positioned to offer the best relative value to enable the Fund to benefit from anticipated changes in interest rates. Under normal market conditions, at least 65% of the Bond Fund's total assets will be invested in bonds. For purposes of this 65% limitation, the term ``bond'' shall include debt obligations such as bonds and debentures, Government Securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-related securities (including those issued or collateralized by U.S. Government agencies and inverse floating rate mortgage-backed securities), other floating/variable rate obligations, municipal obligations and zero coupon securities.

GOVERNMENT FUND

The Government Fund seeks to provide a high level of current income, consistent with preservation of capital.

     The Government Fund seeks to provide a high level of current income, consistent with preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in Government Securities, including mortgage- backed securities, having an intermediate term average maturity. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Government Securities and in repurchase agreements collateralized by Government Securities. The average portfolio maturity (or average life with respect to mortgage-related securities) generally will be between three and ten years.

     In addition, the Fund may also invest in asset-backed securities collateralized by the U.S. Treasury and certain U.S. Government agencies. It may also hold foreign debt securities guaranteed by the U.S. Government, its agencies or instrumentalities (with respect to 10% of its total assets). Further, the Government Fund may invest in covered put and call options on securities and on indices.

INTERMEDIATE TAX-EXEMPT FUND

The Intermediate Tax-Exempt Fund seeks a high level of current income that is exempt from federal income tax.


     The Intermediate Tax-Exempt Fund seeks to provide a high level of current income that is exempt from federal income tax. As a matter of fundamental policy, the Fund seeks to achieve its investment objective by investing at least 80% of its assets, under normal market conditions, in a broad range of municipal bonds and other obligations issued by state and local governments to finance their operations or special projects. These securities, which are of varying maturities, make interest payments that are exempt from federal income tax. The Fund's dollar-weighted average portfolio maturity, under normal market conditions, will be between three and ten years.


     The Fund's selection of individual securities is based on a number of factors, including anticipated changes in interest rates, the assessment of the yield advantages of different classes of bonds, and an independent analysis of credit quality of individual issues by the Fund's Portfolio Management Agent or the Investment Adviser.

     The Intermediate Tax-Exempt Fund may also invest in letters of credit and U.S. Government Obligations. In addition, the Fund may purchase and sell covered put and call options on securities and on indices.

TAX-EXEMPT FUND

The Tax-Exempt Fund seeks to provide a high level of current income that is exempt from federal income tax.

     The Tax-Exempt Fund seeks to provide a high level of current income that is exempt from federal income tax. The Fund seeks to achieve its objective by anticipating changes in interest rates, analyzing yield differentials for different types of bonds, and analyzing credit for specific issues and municipalities. As a matter of fundamental policy, the Fund seeks to achieve its investment objective by investing at least 80% of its assets, under normal market conditions, in a broad range of municipal bonds and other obligations issued by state and local governments to finance their operations or special projects. These securities make interest payments that are exempt from federal income tax.

     The Tax-Exempt Fund may also invest in letters of credit and U.S. Government Obligations. Further, the Fund may purchase and sell covered put and call options on securities and on indices.

THE MONEY MARKET FUNDS

     The investment objective of each of the Money Market Funds is to provide investors with as high a level of current income (which, in the case of the Tax-Exempt Money Fund, is exempt from federal income taxes) as is consistent with its investment policies and with preservation of capital and liquidity. Current income provided by the securities in which the Money Market Funds invest is not likely to be as high as that provided by securities with longer maturities or lower quality, which may involve greater risk and price volatility. Each Money Market Fund will invest in U.S. dollar-denominated securities with maturities of thirteen months or less. The Money Fund will not purchase a security (other than Government Securities) unless the security is rated by at least two nationally recognized rating agencies (such as S&P or Moody's) within the two highest ratings assigned to short-term debt securities (or, if not rated or rated only by one rating agency, is determined to be of comparable quality), and not more than 5% of the total assets of the Fund would be invested in securities bearing the second highest rating. The Tax-Exempt Money Fund will not purchase a security (other than a Government Security) unless the security is rated by at least two such rating agencies within the two highest ratings assigned to short-term debt securities (or, if not rated or rated by only one rating agency, is determined to be of comparable quality). Determinations of comparable quality shall be made in accordance with procedures established by the Company's Board of Directors. Each Money Market Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a net asset value per share of $1.00. There is no assurance that the net asset value per share of the Money Market Funds will be maintained at $1.00.

GOVERNMENT MONEY FUND

The Government Money Fund invests in obligations issued or guaranteed by the U.S Government, its agencies, instrumentalities or sponsored enterprises, and that have remaining maturities of thirteen months or less.

     The Government Money Fund, formerly known as Harris Insight Government Assets Fund, invests exclusively in Government Securities that have remaining maturities not exceeding thirteen months and certain repurchase agreements described below.

     The Government Money Fund invests in obligations of U.S. Government agencies and instrumentalities only when the Portfolio Management Agent is satisfied that the credit risk with respect to the issuer is minimal.

MONEY FUND

The Money Fund invests in short-term money market instruments, including U.S. Government, bank and commercial obligations with remaining maturities of thirteen months or less.

     The Money Fund, formerly known as Harris Insight Cash Management Fund, invests in a broad range of short-term money market instruments that have remaining maturities not exceeding thirteen months, including Government Securities and bank and commercial obligations.

     The commercial paper purchased by the Money Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

     The Money Fund may also invest in guaranteed investment contracts (``GICs'') issued by U.S. and Canadian insurance companies, and convertible and non- convertible debt securities of domestic corporations and of foreign corporations and governments that are denominated, and pay interest, in U.S. dollars. In addition, the Money Fund may invest in tax-exempt municipal obligations in which the Tax-Exempt Money Fund may invest, described below, when the yields on such obligations are higher than the yields on taxable investments. All securities acquired by the Fund will have remaining maturities of thirteen months or less and will be subject to the applicable quality requirements described above.

TAX-EXEMPT MONEY FUND

The Tax-Exempt Money Fund invests in debt instruments issued by or for states, cities, municipalities and other public authorities and that provide interest income exempt from federal income tax.

     The Tax-Exempt Money Fund, formerly known as Harris Insight Tax-Free Money Market Fund, invests primarily in high-quality municipal obligations that have remaining maturities not exceeding thirteen months and meet the applicable quality requirements described above. Municipal obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. Except for temporary investments in taxable obligations described below, the Tax-Exempt Money Fund will invest only in municipal obligations that are exempt from federal income taxes in the opinion of bond counsel. Such obligations include municipal bonds, municipal notes and municipal commercial paper.

     From time to time, the Tax-Exempt Money Fund may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, municipal obligations the interest on which is paid from revenues of similar type projects or municipal obligations whose issuers are located in the same state.

     Under ordinary market conditions, the Tax-Exempt Money Fund will maintain as a fundamental policy at least 80% of the value of its total assets in obligations that are exempt from federal income tax and not subject to the alternative minimum tax. The Tax-Exempt Money Fund may, pending the investment of proceeds of sales of its shares or proceeds from the sale of portfolio securities, in anticipation of redemptions, or to maintain a ``defensive'' posture when, in the opinion of the Investment Adviser, it is advisable to do so because of market conditions, elect to hold temporarily up to 20% of the current value of its total assets in cash reserves or invest in taxable securities in which the Money Fund may invest.

ALL FUNDS; ALL EQUITY AND FIXED INCOME FUNDS

     Each Fund may invest in the securities of other investment companies, when-issued securities and forward commitments, floating/variable rate obligations (and inverse floating rate obligations with respect to the fixed income Funds), as well as commercial paper, short-term money market instruments and cash equivalents, such as certificates of deposit, demand and time deposits and banker's acceptance notes. In addition, each Fund may enter into repurchase agreements.

     Each equity and fixed income Fund may lend its portfolio securities with respect to up to one-third of its net assets and may enter into reverse repurchase agreements.

     Each equity and fixed income Fund may invest in securities convertible into or exchangeable for common stocks or preferred stocks, as well as Government Securities and debt obligations of domestic corporations rated ``Baa'' or better by Moody's, ``BBB'' or better by S&P or an equivalent rating by another nationally recognized statistical rating organization at the time of purchase or, if not rated are considered by the Portfolio Management Agent to be of comparable quality. (The Convertible Securities Fund may also invest in lower rated securities, as described above.) Debt obligations rated ``BBB'' by S&P, ``Baa'' by Moody's or the equivalent by such other rating organization may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. In addition, each equity Fund may invest in securities purchased in an initial public offering. Each equity Fund also may invest in American Depositary Receipts, European Depositary Receipts and, with respect to 10% (100% for the International Fund) of total assets, debt and equity securities of foreign issuers. Further, each equity Fund may purchase and sell covered put and call options on securities, index and interest rate futures contracts and options on futures contracts.

                                    --------

     Portfolio securities of each Fund are kept under continuing supervision and changes may be made whenever, in the opinion of the Portfolio Management Agent, a security no longer seems to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes. Neither the length of time a security has been held nor the rate of turnover of a Fund's portfolio is considered a limiting factor on such changes.

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     Each Fund may purchase debt obligations that are not rated if, in the opinion of the Portfolio Management Agent, they are of investment quality at least comparable to other rated investments that may be purchased by the Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a Fund (other than a Money Market Fund) to sell such security unless the amount of such security exceeds permissible limits. However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent that the ratings given by Moody's, S&P or another nationally recognized statistical rating organization for securities may change as a result of changes in the rating systems or due to corporate reorganization of such rating organizations, a Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objectives and policies of the Fund. The ratings of Moody's and S&P are more fully described in the Appendix to the Statement of Additional Information. A Money Market Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Company's Board of Directors that a sale is not in the best interests of the Fund.

INVESTMENT STRATEGIES


     ASSET-BACKED SECURITIES. All of the equity Funds as well as the Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax- Exempt Fund, the Tax-Exempt Fund and the Money Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. With respect to asset-backed securities purchased by the equity Funds, the Intermediate Bond Fund and the Bond Fund, assets generating payments will consist of motor vehicle installment purchase obligations, credit card receivables and home equity loans, equipment leases, manufactured housing loans and marine loans. The asset-backed securities purchased by the Intermediate Tax-Exempt Fund, the Tax-Exempt Fund and the Tax-Exempt Money Fund represent units of beneficial interest in pools of purchasing contracts, financing leases and sales agreements entered into by
municipalities.   The  Govern-
ment Fund may invest in asset-backed trusts collateralized by the U.S. Treasury or certain other U.S. government agencies and instrumentalities. In accordance with guidelines established by the Boards of Trustees and Directors, as the case may be, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (or, in the case of the Intermediate Bond Fund, the Equity Fund and the Money Market Funds, 10%) limitation on such investments.

     The estimated life of an asset-backed security varies with prepayment experience with respect to underlying debt instruments. The rate of such prepayments, and therefore the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. In periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. If a Fund purchases asset-backed securities at a premium, prepayments may result in some loss of the Fund's principal investment to the extent of premium paid.

     BANK INVESTMENT CONTRACTS. The Short/Intermediate Fund, the Bond Fund and the Money Fund may invest in bank investment contracts (``BICs'') which are debt obligations issued by banks. BICs require a Fund to make cash contributions to a deposit account at a bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to each Fund's 10% (15% with respect to the Bond Fund) limitation on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available in accordance with guidelines established by the Board of Directors or the Board of Trustees, as the case may be. All purchases of BICs will be subject to the applicable quality requirements described under ``Investment Objectives and Policies.''

     BANK OBLIGATIONS. Bank obligations include negotiable certificates of deposit, bankers' acceptances and fixed time deposits. The Money Fund limits its investments in domestic bank obligations to obligations of U.S. banks (including foreign branches and thrift institutions) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation (``U.S. banks''). The Money Fund limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches): (a) which banks at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) are among the 100 largest banks in the world, as determined on the basis of assets, and have branches or agencies in the U.S.; and (b) which obligations, in the opinion of the Portfolio Management Agent, are of an investment quality comparable to obligations of U.S. banks that may be purchased by the Money Fund. Each of the Intermediate Bond Fund and the Money Fund may invest more than 25% of the current value of its total assets in obligations (including repurchase agreements) of: (a) U.S. banks; (b) U.S. branches of foreign banks that are subject to the same regulation as U.S. banks by the U.S. Government or its agencies or instrumentalities; or (c) foreign branches of U.S. banks if the U.S. banks would be unconditionally liable in the event the foreign branch failed to pay on such obligations for any reason. The profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. In addition, domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. Obligations of foreign banks involve somewhat different investment risks from those associated with obligations of U.S. banks. See ``Foreign Securities.''

     CONVERTIBLE SECURITIES. All of the equity Funds, the Convertible Securities Fund and the Bond Fund may invest in convertible securities. Appropriate ratings and types of convertible securities for each of these Funds are provided in the description of each Fund starting on page 9 above. Because convertible securities have the characteristics of both fixed-income securities and common stock, they sometimes are called ``hybrid'' securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relation to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities both for producing current income and longer term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock.


     EXCHANGE RATE-RELATED SECURITIES. The International Fund may invest in securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries (``Exchange Rate-Related Securities''). The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.

     Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange
Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

     FLOATING AND VARIABLE RATE INSTRUMENTS. All of the Funds may purchase instruments (municipal obligations in the case of the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund and instruments issued by the U.S. Treasury or certain U.S. Government agencies or instrumentalities in the case of the Government Fund) having a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The Money Market Funds may each invest in a floating or variable rate obligation even if it carries a stated maturity in excess of thirteen months upon compliance with certain conditions contained in a rule of the Commission, in which case such obligation will be treated as having a maturity not exceeding thirteen months. Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase.

     A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid investments if there is no reliable trading market for the investment or if the Fund may not demand payment of the principal amount within seven days.

     FOREIGN SECURITIES. The International Fund may invest up to 100% of its total assets, and each of the remaining equity Funds may invest up to 10% of total assets in dollar-denominated foreign equity and debt securities. Each equity Fund may also invest in American Depositary Receipts (``ADRs'') and European Depositary Receipts. ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. European Depository Receipts are typically issued by foreign banks and trust companies (although they may also be issued by U.S. banks or trust companies) and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation.

     The Intermediate Bond Fund and the Bond Fund (each with respect to 20% of its total assets) as well as the Money Fund may invest in non-convertible (and convertible in the case of the Bond Fund) debt obligations of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Convertible Securities Fund may invest in dollar-denominated Eurodollar securities convertible into the common stock of domestic corporations. The Government Fund may invest in dollar-denominated Eurodollar securities that are guaranteed by the U.S. Government or its agencies or instrumentalities. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. For example, investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, political instability, less complete financial information about the issuers and less market liquidity than domestic securities. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements than domestic banks.

     FORWARD CONTRACTS. All equity Funds may enter into forward foreign currency exchange contracts for the purchase and sale of a fixed quantity of a foreign currency at a future date (``Forward Contracts''). These Funds may enter into Forward Contracts for hedging purposes as well as non-hedging purposes. By entering into transactions in Forward Contracts, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward Contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. A Fund may also enter into a Forward Contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a ``cross hedge'') if, in the judgment of the Portfolio Management Agent, a reasonable degree of correlation can be expected between movements in the values of the two currencies. Forward Contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges. Each equity Fund has established procedures consistent with statements of the Securities and Exchange Commission and its staff regarding the use of Forward Contracts by registered investment companies, which require use of segregated assets or ``cover'' in connection with the purchase and sale of such contracts.

     GOVERNMENT SECURITIES. Government Securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises.


     GUARANTEED INVESTMENT CONTRACTS. The Short/Intermediate Fund, the Bond
Fund
and the Money Fund may invest in guaranteed investment contracts (``GICs'') issued by U.S. and Canadian insurance companies. GICs require a Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then makes payments to the Fund based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. In accordance with guidelines established by the Trust's Board of Trustees (or the Company's Board of Directors with respect to the Money Fund), GICs may be considered illiquid securities and, therefore, subject to the Short/Intermediate Fund's, the Bond Fund's 15% and the Money Fund's 10% limitation on such investments. All purchases of GICs by the Fund will be subject to the applicable quality requirements described under ``Investment Objectives and Policies.''

     ILLIQUID SECURITIES. Each Fund may invest up to 15% (10% in the case of the Equity Fund, the Short/Intermediate Fund and the Money Market Funds) of the value of its net assets in securities that are considered illiquid. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose, unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Portfolio Management Agent or Investment Adviser has determined under the supervision and direction of the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, that an adequate trading market exists for such securities or that market quotations are readily available.


     Each Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by the Portfolio Management Agent or Investment Adviser and approved by the Trust's Board of Trustees or the Company's Board of Directors, as the case may be. The Board of Trustees or Directors will monitor the Portfolio Management Agent's or Investment Adviser's implementation of these guidelines on a periodic basis.

     INDEX AND INTEREST RATE FUTURES CONTRACTS;  OPTIONS.  All equity
Funds, the
Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may attempt to reduce the risk of investments in securities by hedging a portion of its portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. All equity Funds, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may attempt to reduce the risk of investment in debt securities by hedging a portion of its portfolio through the use of interest rate futures and options on such futures contracts. Each such Fund will use futures contracts and options on such futures contracts only as a hedge against anticipated changes in the values of securities held in its portfolio or in the values of securities that it intends to purchase.

     All equity Funds, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in covered put and covered call options and may write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic security exchanges or over-the-counter.


     The use of index and interest rate futures contracts and options may expose a Fund to additional risks and transaction costs. Risks inherent in the use of such instruments include: (1) the risk that interest rates, securities prices or currency markets will not move in the direction that the Portfolio Management Agent anticipates; (2) the existence of an imperfect correlation between the price of such instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible inability to close out certain hedged positions may result in adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) the leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave a Fund worse off than if it had not entered into the position.

     When a Fund invests in index and interest rate futures contracts and options, it may be required to segregate cash and other high-grade liquid assets or certain portfolio securities to ``cover'' the Fund's position. Assets segregated or set aside generally may not be disposed of so long as a Fund maintains the positions requiring segregation or cover. Segregating assets could diminish a Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.


     See ``Investment Strategies'' in the Statement of Additional Information.

     INVERSE FLOATING RATE OBLIGATIONS. All fixed income Funds may invest in so called ``inverse floating rate obligations'' or ``residual interest'' bonds, or other related obligations or certificates structured to have similar features. Such obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term, fixed-rate, tax-exempt obligations.


     The Bond Fund, the Short/Intermediate Fund and the Government Fund may invest in mortgage-backed securities (see description of ``mortgage-related securities'' below) that have an inverse floating rate.

     INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from federal income taxes) and which seek to maintain a $1.00 net asset value per share. To the extent that the Tax-Exempt Money Fund invests in such investment companies, it will invest in investment companies that invest primarily in municipal obligations that are exempt from federal income taxes. Each Fund, other than the Equity Fund and the Short/Intermediate Fund, may also invest in securities issued by investment companies that invest in securities in which such Fund could invest directly. Securities of investment companies may be acquired by any of the Funds within the limits prescribed by the Investment Company Act of 1940, as amended (the ``1940 Act''). These limit each such Fund so that: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust or the Company as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.


     LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank. Only banks that, in the opinion of the Portfolio Management Agent, are of investment quality comparable to other permitted investments of a Fund, may be used for letter of credit-backed investments.

     LOANS OF PORTFOLIO SECURITIES. Each of the Funds (except the Money Market Funds) may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one third of the Fund's net assets. However, such loans may be made only if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent or Investment Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Company, the Investment Adviser, the Investment Sub-Adviser, the Portfolio Management Agent or the Distributor.

     MORTGAGE-RELATED SECURITIES. All equity Funds, the Short/Intermediate Fund, the Bond Fund, and the Government Fund may invest in mortgage-backed securities, including collateralized mortgage obligations (``CMOs'') and Government Stripped Mortgage-Backed Securities. The Government Fund may purchase such securities only if they represent interests in an asset-backed trust collateralized by the Government National Mortgage Association (``GNMA''), the Federal National Mortgage Association (``FNMA''), or the Federal Home Loan Mortgage Corporation (``FHLMC'').


     Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions (``principal-only'') or interest distributions (``interest-only'') on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

     CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of obligations. To the extent that CMOs are considered to be investment companies, investment in such CMOs will be subject to the percentage limitations described under ``Investment Company Securities.''

     The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. In calculating the average weighted maturity of the fixed income Funds, the maturity of mortgage-backed instruments will be based on estimates of average life.


     MUNICIPAL LEASES. The Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may each invest in municipal leases, which are generally participations in intermediate- and short-term debt obligations issued by municipalities and consisting of leases or installment purchase contracts for property or equipment. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain ``non-appropriation'' clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although ``non-appropriation'' lease obligations are secured by the leased property, disposition of the property in the event of foreclosure may prove difficult. Municipal lease obligations may be considered illiquid securities and may be subject to each Fund's 15% limitation on such investments. These securities may be determined to be liquid by the Portfolio Management Agent in accordance with its procedures and subject to the supervision and direction by the Board of Trustees of the Trust. See ``Investment Strategies -- Municipal Leases'' in the Statement of Additional Information.

     MUNICIPAL OBLIGATIONS. The Balanced Fund, the Short/Intermediate Fund, the Bond Fund, the Intermediate Tax-Exempt Fund, the Tax-Exempt Fund and the Tax-Exempt Money Fund may purchase municipal obligations. As a matter of fundamental policy, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund will invest primarily (i.e., at least 80% of assets under normal circumstances) in municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 30 years. (The Tax-Exempt Money Fund may invest only in short-term municipal obligations that have remaining maturities not exceeding thirteen months.) Municipal notes generally have maturities at the time of issuance of three years or less. These notes are generally issued in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with an effective maturity or put date of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.


     The two principal classifications of municipal obligations are ``general obligation'' securities and ``revenue'' securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or from other specific revenue sources such as the user of the facility being financed. Revenue securities include private activity bonds (also known as industrial revenue bonds), which may be purchased only by the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund and which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Certain other of the municipal obligations in which the Funds may invest are:

     TANS. The Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in tax anticipation notes (``TANs''). The possible inability or failure of a municipal issuer to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers include various tax proceeds in a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANS. The Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in bond anticipation notes (``BANs''). The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANS. The Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in revenue anticipation notes (``RANs''). A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could adversely affect the ability of the issuer to pay the principal of, and interest on, RANs.

     See ``Investment Strategies'' in the Statement of Additional Information.

     REPURCHASE AGREEMENTS. Each of the Funds may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. Each of the Funds may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest).

Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

     REVERSE REPURCHASE AGREEMENTS. All equity and fixed income Funds may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (``reverse repurchase agreements''). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

     A Fund may not enter into a repurchase agreement or reverse repurchase agreements if, as a result, more than 15% (10% with respect to the Equity Fund, the Intermediate Bond Fund and the Money Market Funds) of the market value of the Fund's total net assets would be invested in repurchase agreements or reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into repurchase agreements and reverse repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Trust's Board of Trustees or the Company's Board of Directors, as the case may be.


     SECURITIES WITH PUTS. In order to maintain liquidity, all equity Funds, the Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund, the Tax-Exempt Fund, the Government Money Fund, the Money Fund and the Tax-Exempt Money Fund may enter into puts with respect to portfolio securities with banks or broker/dealers that, in the opinion of the Portfolio Management Agent or, the Investment Adviser with respect to the Tax-Exempt Money Market Fund or, with respect to the International Fund, the Investment Sub-Adviser, present minimal credit risks. The ability of these Funds to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer defaults on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

     STAND-BY COMMITMENTS. The Balanced Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may acquire ``stand-by commitments'' with respect to obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the obligations to which the commitment relates. These Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments acquired by a Fund will be valued at zero in determining the Fund's net asset value.


     STRIPPED SECURITIES. The International Fund and the Money Market Funds may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on the securities held by the trust. These instruments are issued at a discount from their ``face value'' and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Participations in TIGRs, CATs and other similar trusts are not considered U.S. Government securities. Stripped securities will normally be considered illiquid investments and will be acquired subject to the limitations on illiquid investments unless determined to be liquid under guidelines established by the Boards of Trustees and Directors.

     U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations consist of bills, notes and bonds issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ primarily in the length of their maturities.

     U.S. GOVERNMENT AGENCY AND INSTRUMENTALITY OBLIGATIONS.
Obligations of the
U.S. Government agencies and instrumentalities are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);
(b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.


     VARIABLE AMOUNT MASTER DEMAND NOTES.  The  Short/Intermediate  Fund
and the
Money Fund may invest in variable amount master demand notes and in convertible and non-convertible debt securities of domestic corporations and of foreign corporations and governments that are denominated in and pay interest in U.S. dollars, consisting of notes, bonds and debentures (i) in the case of the Money Fund, that have thirteen months or less remaining to maturity and (ii) in the case of the remaining Funds, that are rated ``Baa'' or better by Moody's or ``BBB'' or better by S&P. Such securities must meet the applicable quality standards described under ``Investment Objectives and Policies''. Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder. Their amounts may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer; they are payable on demand or after an agreed-upon notice period, e.g., seven days; and the rates of interest vary pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, a Fund may invest in these obligations if, in the opinion of the Portfolio Management Agent, they are of an investment quality comparable to rated securities in which the Fund may invest. The Portfolio Management Agent monitors the creditworthiness of issuers of master demand notes on a daily basis. Transfer of these notes is usually restricted by the issuer, and there is no secondary trading market for these notes. A Fund may not invest in a master demand note with a demand notice period of more than seven days, if, as a result, more than 15% (10% in the case of the Intermediate Bond Fund and Money Fund) of the value of the Fund's total net assets would be invested in these notes, together with other illiquid securities.


     WARRANTS. Each of the Growth Fund, the Equity Fund, the Equity Income Fund, the Small-Cap Fund, the International Fund, the Balanced Fund and the Convertible Securities Fund may invest up to 5% of its respective net assets at the time of purchase, and the Index Fund may invest without such limitation, in warrants (other than those that have been acquired in units or attached to other securities) on securities in which it may invest directly. Warrants represent rights to purchase securities at a specific price valid for a specific period of time.

     WHEN-ISSUED SECURITIES. Each of the Funds may purchase securities (including securities issued pursuant to an initial public offering) on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Funds will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date, if deemed advisable. The purchase price and the interest rate that will be received are fixed at the time of the commitment. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

     ZERO COUPON SECURITIES. Each of the Funds except the Convertible Securities Fund and the Money Market Funds may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity and are issued and traded at a discount. The values of zero coupon securities are subject to greater fluctuations than are the values of income securities that distribute income regularly. Zero coupon securities (which are not issued or guaranteed by the U.S. Government) may be created by separating the interest and principal component of government securities or securities issued by private corporate issuers.

INVESTMENT LIMITATIONS

This section outlines each Fund's policies that only may be changed by a majority vote of shareholders.


     Unless otherwise noted, the foregoing investment objectives and related policies and activities of each of the Funds are not fundamental and may be changed by the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, without the approval of shareholders, provided that, with respect to the Short/Intermediate, Equity and Money Market Funds, the policy relating to investment company securities is a fundamental investment policy. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

     As matters of fundamental policy, which only may be changed with approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described in the Statement of Additional Information, no Fund may: (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of its investments in that industry would exceed 25% of the current value of its total assets, provided that there is no limitation with respect to investments (a) in municipal obligations (for the purpose of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users); (b) in obligations of the U.S. Government, its agencies or instrumentalities; or (c) in the case of the Money Fund, in certain bank obligations in which the Fund may invest, as set forth in this Prospectus; (2) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, except that up to 25% of the value of the total assets of a Fund (other than the Money Fund and the Government Money Fund) may be invested without regard to this limitation; (3) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer; or (4) borrow from banks, except that a Fund may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5%). It is also a fundamental policy that each Fund may make loans of portfolio securities, and, with respect to the Equity Fund, the Short/Intermediate Fund and the Money Market Funds, invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days, and securities that are not readily marketable. Although not a matter of fundamental policy, the Funds consider the securities of foreign governments to be a separate industry for purposes of the 25% asset limitation on investments in the securities of issuers conducting their principal business activity in the same industry.

     With respect to the second investment limitation set forth above, each of the Money Fund and the Government Money Fund may invest more than 5% of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, so long as it does not make more than one such investment at any one time.


MANAGEMENT

     The Trust and the Company are managed under the direction of their governing Boards of Trustees and Directors, respectively. Each individual listed below is a member of both the Trust's Board of Trustees and the Company's Board of Directors. The principal occupation of each individual is also listed below.

Trustees and Directors

  Edgar R. Fiedler       Vice President and Economic Counsellor,  The Conference
                           Board.

  C. Gary Gerst          Chairman  of  the  Board  of  Directors  and  Trustees;
                           Chairman   Emeritus,  La  Salle  Partners, Ltd. (Real
                           Estate Developer and Manager).

  John W. McCarter, Jr.  Senior Vice  President,  Booz-Allen  &  Hamilton,  Inc.
                           (Consulting  Firm);  Director  of W.W. Grainger, Inc.


  Ernest M. Roth         Consultant;  Retired  Senior Vice  President  and Chief
                           Financial Officer, Commonwealth Edison Company.

INVESTMENT ADVISER

This section high- lights the experience, services offered, and compensation of the Funds' Adviser.

        Prior to the initial public offering of the Trust's shares, the Trust will enter into an Advisory Contract with Harris Trust with respect to the investment portfolios of the Trust.
 The Company has entered into  Advisory  Contracts  with
Harris Trust with  respect to the investment portfolios of the
Company.       Harris  Trust,  located at 111
West Monroe Street, Chicago, Illinois, is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and was incorporated in 1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31, 1995, Harris Trust had assets of more than $13 billion and was the largest of 14 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly traded Canadian banking institution.


     As of December 31, 1995, Harris Trust managed more than $8 billion in personal trust assets, and acted as custodian of more than $151 billion in assets.


     With respect to the Tax-Exempt Money Fund, the Advisory Contract provides that Harris Trust shall make investments for the Fund in accordance with its best judgment. With respect to the remaining Funds, the Advisory Contracts provide that Harris Trust is responsible for the supervision and oversight of the Portfolio Management Agent's performance (as discussed below).

     For all its services under the Advisory Contracts with the Funds, Harris Trust is entitled to receive monthly advisory fees at the following annual rates:


            FUND                             ANNUAL RATE
            ----                             -----------
Equity Fund                                     0.70%
Equity Income Fund                              0.70%
Growth Fund                                     0.90%
Small-Cap Fund                                  1.00%
Index Fund                                      0.25%
International Fund                              1.05%
Balanced Fund                                   0.60%
Convertible Securities Fund                     0.70%
Short/Intermediate Fund                         0.70%
Bond Fund                                       0.65%
Government Fund                                 0.65%
Intermediate Tax-Exempt Fund                    0.65%
Tax-Exempt Fund                                 0.65%
Government Money Fund*            }     *0.14% of first $100m of
Money Fund*                       }     average daily net assets,
Tax-Exempt Money Fund*            }     plus 0.10% of average daily
                                        net assets over $100m.

     For the fiscal year ended December 31, 1995, Harris Trust received fees, after waivers, at the effective rate of 0.34% of the average daily net assets of the Short/Intermediate Fund. Harris Trust expects to receive, after waivers, advisory fees for the current fiscal year at the annual rate of 0.34% of the average daily net assets of the Short/Intermediate Fund; 0.40% of the average daily net assets of the Bond Fund; 0.30% of the average daily net assets of the Government Fund; and 0.60% of each of the average daily net assets of the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, respectively.


PORTFOLIO MANAGEMENT AGENT

     Harris Trust has entered into Portfolio Management Contracts with Harris Investment Management, Inc. (``HIM'' or the ``Portfolio Management Agent'') under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of all of the Funds except the Tax-Exempt Money Fund. For the services provided by HIM, Harris Trust will pay to HIM the advisory fees it receives from the Funds. As of June 30, 1995, HIM managed an estimated $13.8 billion in assets.

     Purchase and sale orders of the securities held by each of the Funds may be combined with other accounts that HIM manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When HIM determines that a particular security should be bought or sold for any of the Funds and other accounts managed by HIM, HIM undertakes to allocate those transactions among the participants equitably.

PORTFOLIO MANAGEMENT


     The organizational arrangements of the Investment Adviser and the Portfolio Management Agent require that all investment decisions be made by a committee and no one person is responsible for making recommendations to that committee.


GLASS-STEAGALL ACT

     The Glass-Steagall Act, among other things, generally prohibits federally chartered or supervised banks from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although subsidiaries of bank holding companies such as Harris Trust and HIM are permitted to purchase and sell securities upon the order and for the account of their customers.

     It is the position of Harris Trust and HIM that they may perform the services contemplated by the Advisory Contracts, the Portfolio Management Contracts and this Prospectus without violation of the Glass-Steagall Act or other applicable federal banking laws or regulations. It is noted, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, such services. If Harris Trust or HIM were prohibited from performing any of such services, it is expected that the Boards of Trustees and Directors of the Trust and the Company, respectively, would recommend to the Funds' shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Boards of Trustees and Directors.

     To the extent permitted by the Commission, the Funds may pay brokerage commissions to certain affiliated persons. No such commission payments were made during the last fiscal year by the Equity Fund, the Intermediate Bond Fund or the Money Market Funds.

ADMINISTRATORS, CUSTODIAN AND TRANSFER AGENT

These service providers are responsible for maintaining the books and records of the Funds, handling compliance and regulatory issues, processing buy/ sell orders, customer service and the safekeeping of securities.

     First Data Investor Services Group, Inc. formerly known as (The Shareholder Services Group, Inc.) (``First Data'' or the ``Administrator'') and PFPC Inc. (``PFPC'' or the ``Administrator and Accounting Services Agent'') (collectively, the ``Administrators'') serve as the administrators of the Funds. In such capacity, the Administrators generally assist the Funds in all aspects of their administration and operation. PFPC also serves as the transfer and dividend disbursing agent of the Funds (the ``Transfer Agent'').

     PNC Bank, N.A. (the ``Custodian'') serves as custodian of the assets of the Funds. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC Bank Corp.

     As compensation for their services, the Administrators, the Custodian, and the Transfer Agent are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds and the Trust's and the Company's other investment portfolios, payable monthly at an annual rate of .17% of the first $300 million of average daily net assets; .15% of the next $300 million; and
 .13% of average net assets in excess of $600 million. In addition, a separate fee is charged by PFPC for certain retail transfer agent services and for various custody transactional charges.

DISTRIBUTOR

The Distributor underwrites the Funds' shares which are then available for purchase or redemption.

     Funds Distributor, Inc. (the ``Distributor'') has entered into a Distribution Agreement with the Trust (and, with respect to the Equity Fund, the Intermediate Bond Fund and the Money Market Funds, the Company) pursuant to which it has the responsibility for distributing shares of the Funds. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares.

     See ``Management'' and ``Custodian'' in the Statement of Additional Information for additional information regarding the Funds' Investment Adviser, Portfolio Management Agent, Administrators, Custodian, Transfer Agent and Distributor.

EXPENSES

     Except for certain expenses borne by the Distributor, Harris Trust, HIM, Dunedin, the Trust and the Company each bears all costs of its operations, including the compensation of its Trustees or Directors who are not affiliated with Harris Trust, HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan (with respect to only Class A Shares and in the case of the Money Market Funds, Class A and Class B Shares); interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Funds' custodian including those for keeping books and accounts and calculating the net asset value per share of the Funds; expenses of shareholders' meetings and meetings of Boards of Trustees and Directors; expenses relating to the issuance, registration and qualification of shares of the Funds; pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to each Fund are charged against the assets of that Fund. Other general expenses of the Trust and the Company are allocated among the Funds in an equitable manner as determined by the Boards of Trustees and Directors.

DETERMINATION OF NET ASSET VALUE

The Net Asset Value (NAV) is the price or value of one share of a Fund.

     Net asset value per share for each Fund is determined on each day that the New York Stock Exchange (``NYSE'') and the Federal Reserve Bank of Philadelphia (the ``Fed'') are open for trading. For a list of the days on which the net asset value will not be determined, see ``Determination of Net Asset Value'' in the Statement of Additional Information. The net asset value per share of each of the Funds is determined by dividing the value of the total assets of a Fund less all of its liabilities by the total number of outstanding shares of that Fund.

     The net asset value per share of each of the Funds that are not Money Market Funds (the ``Non-Money Market Funds'') is determined at the close of regular trading on the NYSE on each day the Funds are open for business. The value of securities of the Non-Money Market Funds (other than bonds and debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange on which the securities are traded as of the close of regular trading on the NYSE (which is currently 4:00 P.M., New York City time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets are valued at closing over-the-counter bid prices. Bonds are valued at the mean of the last bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event and in those instances where prices of securities are not readily available, the fair value of those securities will be determined in good faith by the Board of Trustees or Directors, as the case may be. Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost when the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, has determined that amortized cost valuation represents fair value.

     The net asset value per share of each of the Money Market Funds is determined at 12:00 Noon, New York City time. Each of the Funds uses the amortized cost method to value its portfolio securities and each attempts to maintain a constant net asset value of $1.00 per share. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

PURCHASE OF SHARES

Contact your broker, financial institution or service agent for answers to any questions you may have about purchasing shares.


     Institutional shares are sold to fiduciary and discretionary accounts of institutions, ``institutional investors'', Directors, Trustees, officers and employees of the Company, the Trust, the Investment Adviser, the Portfolio Management Agent, and the Distributor and the Adviser's investment advisory clients. ``Institutional investors'' may include financial institutions (such as banks, savings institutions and credit unions); pension and profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers; and broker/dealers acting for their own accounts or for the accounts of such institutional investors.


     The Trust, or the Company as the case may be, reserves the right to reject any purchase order. All funds will be invested in full and fractional shares. Checks will be accepted for the purchase of any Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Funds at the address and telephone number on the cover of this Prospectus.

     Purchase orders for shares of the Fund received in good order by the Distributor prior to the close of regular trading (4:00 P.M., New York City time) on the NYSE (on or before 12:00 Noon, New York City time, in the case of the Money Market Funds) will be executed at the net asset value next determined on that day. The net asset value of shares of the Money Market Funds is expected to remain constant at $1.00. Orders placed with the Distributor must be paid for by check or bank wire on the next business day for Funds other than the Money Market Funds. Orders for the Money Market Funds placed with the Distributor must be paid for by check or bank wire on the order date.

There is no sales charge by the Funds for purchases of shares.

     No sales charge will be assessed on purchases of shares of the Funds. Neither the Company nor the Trust imposes any minimum initial or subsequent investment limitations.

     Depending upon the terms of the particular customer account, financial services institutions, including Harris Trust and HIM, may charge account fees for automatic investment and other cash management services which they provide, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. This Prospectus should be read in connection with any information received from financial institutions.

     Each Fund also offers Class A Shares and, in addition, each Money Market Fund offers another class of shares which are known as Class B Shares but the terms of which differ from the Institutional Shares offered in this Prospectus. Different classes of shares of a single portfolio may bear different sales charges and other expenses which may affect their relative performance. Investors may call 1-800-982-8782 to obtain more information concerning other classes of the Funds.

REDEMPTION OF SHARES

     Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Distributor. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at the institution.



There is no charge by the Funds for redemptions, although Institutions may charge an account- based service fee.

     There is no charge for  redemption  transactions,  but an  institution  may charge an account-based service fee. Redemption orders received by an institution before the close of the NYSE with respect to shares of a Fund and received by the Distributor before the close of business on the same day will be executed at the Fund's net asset value per share next determined on that day. Redemption orders received by an institution after the close of the NYSE, or not received by the Distributor prior to the close of business, will be executed at the Fund's net asset value next determined on the next business day.

     Redemption orders for a Non-Money Market Fund that are received in good order by 4:00 P.M. New York City time, or 12:00 Noon in the case of the Money Market Funds, will normally be remitted within five business days but not more than seven days. In the case of a redemption request made shortly after a recent purchase, the redemption proceeds will be distributed upon the clearance of the shareholder's check used to purchase the Fund's shares which may take up to 15 days or more after the investment. The proceeds may be more or less than cost and, therefore, a redemption may result in a gain or loss for federal income tax purposes. Payment of redemption proceeds may be made in readily marketable securities.

REDEMPTION THROUGH INSTITUTIONS

     Proceeds of redemptions made through authorized institutions will be credited to the shareholder's account with the institution. A redeeming shareholder may request a check from the institution or may elect to retain the redemption proceeds in such shareholder's account. The institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for the proceeds or prior to disbursement or reinvestment of the proceeds on behalf of the shareholder.

REDEMPTION BY EXPEDITED REDEMPTION SERVICE

     If shares of the Money Market Funds are held directly by the Transfer Agent in book credit form and the Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephone, on any day the Company and the Transfer Agent are open for business. The Company and its Transfer Agent will attempt to confirm that telephone instructions are genuine and will use such procedures as are considered reasonable. In this regard the Company and its Transfer Agent require personal identification information before accepting telephonic redemption instructions. The shareholder will bear the risk of loss due to fraud, although the Company and its agents may have a risk of loss if reasonable procedures are not used. The Distributor can be reached by calling (800) 982-8782.

     Upon request, proceeds of Expedited Redemptions of $1,000 or more will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request is received by the Transfer Agent by 12:00 Noon (New York City time) on a day the Company and the Transfer Agent are open for business, the redemption proceeds will be transmitted to the shareholder's bank that same day. A check for the proceeds of less than $1,000 will be mailed to the shareholder's address of record, except that, in the case of investments in the Company that have been effected through Institutions, the full amount of the redemption proceeds will be transmitted by wire.

                                    --------

     Due to the high cost of maintaining small accounts, the Trust, or the Company as the case may be, reserves the right to redeem accounts involuntarily on behalf of shareholders whose share balances fall below $500 unless this balance condition results from a decline in the market value of a Fund's assets. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

EXCHANGE PRIVILEGE

Once you have held shares for 7 days or more, you can exchange these shares for other eligible Harris Insight Fund Institutional Shares

     Institutional Shares of any of the Funds that have been held for seven days or more may be exchanged at their respective net asset values for Institutional Shares of any other Harris Insight Fund in an identically registered account, provided shares of the Harris Insight Fund to be acquired are registered for sale in the shareholder's state of residence.

     Procedures applicable to redemption of a Fund's shares are also applicable to exchanging shares. The Trust or the Company, as the case may be, reserves the right to limit the number of times shares may be exchanged between the Harris Insight Funds, to reject any telephone exchange order or otherwise to modify or discontinue exchange privileges at any time upon 60 days written notice. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

DIVIDENDS AND DISTRIBUTIONS


     Dividends from net investment income of the Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund are declared daily and paid monthly. Dividends from the Convertible Securities Fund, the Equity Fund, the Equity Income Fund, the Growth Fund, the Index Fund and the Balanced Fund are declared and paid quarterly. Dividends from the Small-Cap Fund and the International Fund are declared and paid semi-annually. Dividends from net investment income from each of the Money Market Funds are declared at the close of each business day to shareholders of record at 12:00 Noon (New York City time) on the day of declaration and paid monthly. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day, except that, with respect to the Check Redemption Service, shares redeemed will cease to earn dividends on the day the check is charged to the Custodian's account at its Federal Reserve Bank. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record at 12:00 Noon (New York City time) on that day.


     Each Fund's net taxable capital gains, if any, will be distributed at least annually (to the extent required to avoid imposition of the 4% excise tax described below). Dividends and distributions paid by any of the Funds will be invested in additional shares of the same Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund will forward to the Transfer Agent the monies for dividends to be paid in cash on the payment date.


     Shareholders who redeem all their shares of any of the fixed income and the money market Funds prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.


FEDERAL INCOME TAXES

     Each Fund will be treated as a separate entity for tax purposes and thus the provisions of the Internal Revenue Code (the ``Code'') generally will be applied to each Fund separately, rather than to the Trust or the Company, as the case may be, as a whole. As a result, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. The Trust or the Company, as the case may be, intends to qualify each Fund as a regulated investment company under Subchapter M of the Code. As a portfolio of a regulated investment company, each Fund will not be subject to federal income taxes with respect to net investment income and net capital gains distributed to its shareholders, as long as it distributes 90% or more of its net investment income (including net short-term capital gains) each year.

     Dividends from net investment income (including net short-term capital gains), except ``exempt-interest dividends'' (described below), will be taxable as ordinary income.

     Because more than 50% of the value of the total assets of each of the Tax-Exempt Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Money Fund at the close of each quarter of its taxable year is expected to consist of obligations the interest on which is exempt from federal income tax, these Funds expect to qualify under the Code to pay ``exempt-interest dividends.'' Dividends distributed by each of these Funds that are attributable to interest from tax-exempt securities will be designated by the Fund as an ``exempt-interest dividend,'' and, as such, will generally be exempt from federal income tax.

     Because substantially all of the income of each Fund except the equity Funds will arise from interest, no part of the distributions to shareholders of these Funds is expected to qualify for the dividends-received deduction allowed to Corporations under the Code.

     Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deductions.

     A taxable gain or loss may also be realized by a holder of Shares in a Fund upon the redemption or transfer of shares depending on the tax basis of the shares and their price at the time of the transaction.

     In the case of the shareholders of each of the Tax-Exempt Fund, the Intermediate Tax-Exempt Fund or the Tax-Exempt Money Fund, interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax. In addition, the portion of an exempt-interest dividend allocable to certain tax-exempt obligations will be treated as a preference item for purposes of the alternative minimum tax imposed on both individuals and corporations. Persons who may be ``substantial users'' (or ``related persons'' of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in the Tax- Exempt Fund, the Intermediate Tax-Exempt Fund or the Tax-Exempt Money Fund.

     The exemption of exempt-interest dividends paid by each of the Tax-Exempt Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Money Fund for federal income tax purposes may not result in similar exemptions under the tax law of state and local authorities. In general, only interest earned on obligations issued by the state or locality in which the investor resides will be exempt from state and local taxes. Shareholders should consult their advisers about the status of dividends from these Funds in their own states and localities. Each year the Trust or the Company, as the case may be, will notify shareholders of the tax status of distributions.

     Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the disposition of shares.

     The Trust or the Company, as the case may be, will be required to withhold, subject to certain exemptions, currently at a rate of 31%, a portion of dividends paid or credited to individual shareholders and of redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Trust or the Company, as the case may be, or Transfer Agent.

ACCOUNT SERVICES

     Shareholders receive a Statement of Account whenever a share transaction, dividend or capital gain distribution is effected in the accounts, or at least annually. Shareholders can write or call the Funds at the address and telephone number on page one of this Prospectus with any questions relating to their investment in shares of the Funds.

ORGANIZATION AND CAPITAL STOCK


     The Trust is a diversified open-end management investment company which was organized on December 6, 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers shares of beneficial interest, $.001 par value, for sale to the public. Currently, the Trust has eleven portfolios in operation. The Trust's Board has authorized each of the eleven Funds which are portfolios of the Trust to issue two classes of shares, Class A and Institutional Shares.


     The Company, which was incorporated in Maryland on September 16, 1987, is a diversified, open-end management investment company. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. Currently, the Company has six portfolios in operation. The Company's Board has authorized the Money Market Funds to issue three classes of shares, Class A, Class B and Institutional Shares and the remaining Funds (the ``Company's Non-Money Market Funds'') to issue two classes of shares, Class A and Institutional Shares.

     In the future, the Board of Trustees of the Trust and the Board of Directors of the Company may authorize the issuance of shares of additional investment portfolios and additional classes of shares of any portfolio. Different classes of shares of a single portfolio may bear different sales charges and other expenses which may affect their relative performance. Information regarding other classes of shares may be obtained by calling the Funds at the telephone number shown on the cover page of this Prospectus or from any institution which makes available shares of the Funds. All shares of the Trust and all shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting rights of shareholders is contained in the Statement of Additional Information. All shares of the Trust and all shares of the Company, when issued, will be fully paid and non-assessable.


     As of January 31, 1996, the holders of record of 25% or more of the outstanding shares of the Funds were as follows: ACO/Integra Trust Services held of record 1,283,579 shares, equal to 27.14% of the outstanding shares of the Equity Fund and Harris Trust held of record 1,543,359 shares, equal to 32.63% of the outstanding shares of the Equity Fund; 4,031,259 shares, equal to 81.62% of the Short/Intermediate Fund; 512,077,635 shares, equal to 95.79% of the outstanding shares of the Money Market Fund -- Class A Shares; 214,334,587 shares, equal to 99.99% of the Money Market Fund -- Institutional Shares; 255,211,536 shares, equal to 96.40% of the Government Money Market Fund -- Class A Shares; 31,248,318 shares, equal to 99.99% of the outstanding shares of the Government Market Fund -- Institutional Shares; 174,081,221 shares, equal to 90.05% of the outstanding shares of the Tax-Exempt Money Market Fund -- Class A Shares; and 280,623,069 shares, equal to 99.99% of the outstanding shares of the Tax Exempt Money Market Fund -- Institutional Shares. Harris Trust has indicated that it holds its shares on behalf of various client accounts and not as beneficial owner.


     The Trust and the Company may dispense with annual meetings of shareholders in any year in which Trustees and Directors are not required to be elected by shareholders. The Board of Trustees of the Trust and the Board of Directors of the Company, when requested by at least 10% of the Trust's or the Company's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees or of a Director or Directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

     There is a possibility that the Trust might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Company. There is a possibility that the Company might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Trust.

REPORTS TO SHAREHOLDERS

     The fiscal year of both the Trust and the Company ends on December 31. Each of the Trust and the Company, as the case may be, will send to its shareholders a semi-annual report showing the investments held by each of the Funds and other information (including unaudited financial statements) pertaining to the Trust or the Company, as appropriate. An annual report, containing financial statements audited by independent accountants, is also sent to shareholders.

CALCULATION OF YIELD AND TOTAL RETURN

The total return of each Fund shows what an investment in Institutional Shares of the Fund would have earned over a specific period of time.

     From time to time each of the Funds may advertise its yield, effective yield, tax-equivalent yield and ``total return'' with respect to the Institutional Shares. ``Total return'' refers to the amount an investment in Institutional Shares of a Fund would have earned, including any increase or decrease in net asset value, over a specified period of time and assumes reinvestment of all dividends and distributions.

     The total return of each Fund shows what an investment in the Fund would have earned over a specified period of time (such as one, five or ten years or the period of time since commencement of operations, if shorter) assuming the payment of the maximum sales loads (if any) when the investment was first made and reinvestment of all distributions and dividends by the Fund on their reinvestment dates during the period less all recurring fees.

     The yield of each Fund refers to the income generated by an investment in Institutional Shares of the Fund over a 30-day period (which period will be stated in the advertisement). This income is then ``annualized.'' That is, the amount of income generated by the investment during the 30-day period is assumed to be earned and reinvested at a constant rate and compounded semi-annually. The annualized income is then shown as a percentage of the investment.

     The effective yield is calculated similarly but, when annualized, the income earned by an investment in Institutional Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The ``tax-equivalent yield'', which will be calculated only for the Intermediate Tax-Exempt Fund, the Tax- Exempt Fund and the Tax-Exempt Money Fund, refers to the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax-free yield, and is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. Thus, the tax-equivalent yield for a Fund will always exceed that Fund's yield.

     From time to time the Money Market Funds advertise ``30-day average yield'' and ``monthly average yield.'' Such yields refer to the average daily income generated by an investment in such Fund over a 30-day or monthly period, as appropriate (which period will be stated in the advertisement).

     A Fund's performance figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.

INVESTMENT ADVISER
Harris Trust & Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

PORTFOLIO MANAGEMENT AGENT
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60603



ADMINISTRATORS
First Data Investor Services Group, Inc.
53 State Street
Boston, Massachusetts 02109

PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
Funds Distributor, Inc.
One Exchange Place
Boston, Massachusetts 02109

CUSTODIAN
PNC Bank, N.A.
Broad and Chestnut Streets
Philadelphia, Pennsylvania 19101

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
PFPC Inc.
P.O. Box 8950
Wilmington, Delaware 19885

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
Philadelphia, Pennsylvania

LEGAL COUNSEL
Bell, Boyd & Lloyd
Chicago, Illinois






HARRIS INSIGHT EQUITY FUNDS

HARRIS INSIGHT FUNDS
One Exchange Place, Boston, Massachusetts 02109
Telephone: (800) 982-8782

     The Harris Insight Funds Trust (the ``Trust'') is an open-end, diversified management investment company that currently offers a selection of eleven investment portfolios. HT Insight Funds, Inc. (the ``Company'') is an open-end, diversified management investment company that currently offers six investment portfolios. (The eleven portfolios of the Trust and five of the six portfolios of the Company are collectively referred to herein as the ``Harris Insight Funds'' or the ``Funds.'') This Prospectus describes one class of shares (``Class A Shares'' or ``Shares'') of each of six investment portfolios offered by the Trust and the Class A Shares of the Harris Insight Equity Fund, a portfolio offered by the Company. The Funds are as follows:

Harris Insight Equity Fund (the ``Equity Fund'')

o    Harris Insight Equity Income Fund (the ``Equity Income Fund'')

o    Harris Insight Growth Fund (the ``Growth Fund'')

o    Harris Insight Small-Cap Opportunity Fund (the ``Small-Cap Fund'')

o    Harris Insight Index Fund (the ``Index Fund'')

o    Harris Insight International Fund (the ``International Fund'')

o    Harris Insight Balanced Fund (the ``Balanced Fund'')



     Harris Trust & Savings Bank is the Investment Adviser to the Funds and Harris Investment Management, Inc., a subsidiary of Harris Bankcorp, Inc., acts as each Fund's Portfolio Management Agent. Shares of each Fund are offered by Funds Distributor, Inc., the distributor for the Trust and the Company.

     This Prospectus sets forth concisely information a prospective investor should know before investing in the Funds. Please read and retain it for future reference. A Statement of Additional Information dated February 21, 1996, containing more detailed information about the Funds has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated by reference into this Prospectus. The Statement of Additional Information and separate Prospectuses for the other investment portfolios offered by the Trust or the Company may be obtained without charge by writing or calling the Harris Insight Funds at the address and telephone number printed above.


     SHARES OF THE FUNDS ARE NOT DEPOSITS OR  OBLIGATIONS  OF, OR
GUARANTEED OR
ENDORSED BY, HARRIS TRUST & SAVINGS BANK, OR ANY OF ITS AFFILIATES,
AND ARE NOT
INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION,  THE FEDERAL
RESERVE  BOARD,  OR ANY  OTHER  AGENCY.  AN  INVESTMENT  IN THE
FUNDS  INVOLVES
INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE
SECURITIES AND
EXCHANGE COMMISSION (THE ``COMMISSION'') OR ANY STATE SECURITIES
COMMISSION NOR
HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.


February 21, 1996

TABLE OF CONTENTS


                                              PAGE
Expense Table                                   3
Highlights                                      4
Financial Highlights                            6
Investment Objectives and Policies              7
   Equity Fund                                  7
   Equity Income Fund                           7
   Growth Fund                                  7
   Small-Cap Fund                               7
   Index Fund                                   8
   International Fund                           8
   Balanced Fund                                8
   All Funds                                    9
Investment Strategies                          10
Investment Limitations                         16
Management                                     17
Determination of Net Asset Value               20
Purchase of Shares                             20
Redemption of Shares                           22
Exchange Privilege                             23
Service Plans                                  23
Dividends and Distributions                    24
Federal Income Taxes                           24
Account Services                               25
Organization and Capital Stock                 25
Reports to Shareholders                        26
Calculation of Yield and Total Return          26


     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and/or in the Funds' official sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Company or the Distributor. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

EXPENSE TABLE

     Expenses and fees payable by shareholders are summarized in this table and expressed as a percentage of average net assets. The following table sets forth certain information concerning shareholder transaction expenses and projected annual fund operating expenses for Class A Shares of the Funds during the current fiscal year.



                                                             Equity
                                                  Equity     Income    Growth    Small-Cap     Index
International    Balanced
                                                   Fund       Fund      Fund       Fund        Fund
Fund            Fund

SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Load Imposed on Purchases           4.50%     4.50%      4.50%      4.50%
4.50%        4.50%           4.50%

ANNUAL FUND OPERATING EXPENSES*:
 (as a percentage of average net assets)
 Advisory Fees                                     0.70%     0.70%      0.90%      1.00%        0.25%
1.05%          0.60%
 Rule 12b-1 Fees                                   0.25%     0.25%      0.25%      0.25%        0.25%
0.25%          0.25%
 Other Expenses                                    0.26%     0.23%      0.20%      0.20%        0.20%
0.27%          0.28%
 Total Fund Operating Expenses                     1.21%     1.18%      1.35%      1.45
0.70%         1.57%          1.13%

--------

* Customers of a financial institution, such as Harris Trust & Savings Bank, may also be charged certain fees and expenses by their institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client (e.g., personal trust, estate settlement, advisory and custodian services).

     With respect to each Fund, other than the Equity Fund, the amount of ``Other Expenses'' in the table above is based on estimated expenses and projected assets for the current fiscal year. With respect to the Equity Fund, the amount of ``Other Expenses'' is based on amounts incurred during the most recent fiscal year.

EXAMPLE

     You would pay the following expenses on a $1,000 investment in Class A Shares, assuming (1) a hypothetical 5% gross annual return and (2) redemption at the end of each time period:



                        Equity
             Equity     Income    Growth    Small-Cap     Index     International    Balanced
              Fund       Fund      Fund       Fund        Fund          Fund           Fund


1 year        $57        $56       $58        $59          $52          $60             $56
3 years        82         81        86         89           66           92              79
5 years       108        N/A       N/A        N/A          N/A          N/A             N/A
10 years      185        N/A       N/A        N/A          N/A          N/A             N/A



THIS  EXAMPLE  SHOULD  NOT BE  CONSIDERED  A  REPRESENTATION  OF PAST
OR  FUTURE
EXPENSES OR PERFORMANCE WHICH MAY BE MORE OR LESS THAN THOSE
SHOWN.

The purpose of the expense table is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. For more information concerning the various costs and expenses, see ``Management.''

HIGHLIGHTS

The following seven investment portfolios are described in this Prospectus:

EQUITY FUND -- seeks to provide capital appreciation and current income by investing primarily in common stocks.

EQUITY INCOME FUND -- seeks to provide current income and, secondarily, capital appreciation by investing primarily in common stocks and convertible securities.

GROWTH FUND -- seeks to provide capital appreciation and, secondarily, current income by investing primarily in common stocks and convertible securities of companies with above-average growth potential.

SMALL-CAP FUND -- seeks to provide long term capital growth by investing primarily in equity securities of smaller to medium capitalization companies.

INDEX FUND -- seeks to provide the return and risk characteristics of the S&P 500 Index, by investing primarily in securities of companies that comprise that index.

INTERNATIONAL FUND -- seeks to provide international diversification and capital appreciation by investing primarily in common stocks of foreign companies. Current income is a secondary objective.

BALANCED FUND -- seeks to provide current income and capital appreciation by investing in a balanced portfolio of fixed income and equity securities.


See page 7 below.


WHO MANAGES EACH FUND'S INVESTMENTS?


     Harris Trust & Savings Bank (``Harris Trust'' or the ``Investment Adviser'') is the investment adviser for each Fund. Harris Trust has provided investment management service to clients for over 100 years. Harris Trust provides investment services for pension, profit-sharing and personal portfolios. As of June 30, 1995, assets under management total approximately $23 billion. See page 17.

     Harris Investment Management, Inc. (``HIM'' or the ``Portfolio Management Agent'') provides daily portfolio management services for the Funds. HIM and its predecessors have managed client assets for over 100 years. HIM has a staff of 96, including 64 professionals, providing investment expertise to the management of the Harris Insight Funds and for pension, profit-sharing and institutional portfolios. As of June 30, 1995, assets under management are estimated to exceed $13 billion. See page 17.

     Harris Trust and HIM are subsidiaries of Harris Bankcorp., Inc.


WHAT ADVANTAGES DO THE FUNDS OFFER?

     The Funds are designed for individual and institutional investors. A single investment in shares of the Funds gives the investor benefits customarily available only to large investors, such as diversification of investment, greater liquidity and professional management, block purchases of securities, relief from bookkeeping, safekeeping of securities and other administrative details.

WHEN ARE DIVIDENDS PAID?


     Dividends from each of the Equity, Equity Income, Growth, Index and Balanced Funds are declared and paid quarterly. Dividends from the Small-Cap and International Funds are declared and paid semi-annually. Any net capital gains will be declared and paid annually. See page 24.

HOW ARE SHARES REDEEMED?

     Shares may be redeemed at their next determined net asset value after receipt of a proper request by the registered representative servicing your account, the Distributor, or through any Service Agent. See page 22.


WHAT RISKS ARE ASSOCIATED WITH THE FUNDS?

     Each Fund's performance and price per share will change daily based on many factors, including the quality of the Fund's investments, U.S. and international economic conditions, general market conditions and international exchange rates. The Funds may invest in securities of foreign issuers that involve risks not typically associated with U.S. issuers. There is no assurance that any Fund will achieve its investment objective. See ``Investment Strategies.''

FINANCIAL HIGHLIGHTS

     This table shows the total return on one Class A Share of the Equity Fund for each period illustrated.


     The following financial highlights are derived from the financial statements of the Company for the year ended December 31, 1995 audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the financial statements and notes thereto that appear in the Statement of Additional Information and which are incorporated by reference in this Prospectus. Only the Equity Fund was in operation during the periods shown. As of February 21, 1996, all outstanding shares of the Equity Fund were renamed Class A Shares. No fees for distribution and support services under the Equity Fund's Service Plan were paid by that Fund for the periods through December 31, 1995.



                                                                            EQUITY FUND
                                        YEAR          YEAR       YEAR       YEAR       YEAR
YEAR       YEAR       2/26/88*
                                        ENDED         ENDED      ENDED      ENDED      ENDED
ENDED      ENDED         TO
                                       12/31/95     12/31/94+   12/31/93   12/31/92   12/31/91
12/31/90   12/31/89    12/31/88


Net Asset Value, Beginning of Period   $ 11.28       $ 12.86     $ 11.57   $ 12.08    $ 10.05
$ 11.22    $ 10.58     $ 10.00
Income From Investment Operations:
   Net Investment Income                  .229          .263        .197      .267       .282        .323
 .347        .265
   Net Realized and Unrealized Gain
   (Loss) on Investments                 3.827        (.514)       1.904      .703      2.418
(1.203)     2.573        .555
     Total from Investment Operations    4.056        (.251)       2.101      .970      2.700
(.880)     2.920        .820
Less Distributions:
   Net Investment Income                 (.232)       (.263)       (.204)    (.290)     (.280)
(.290)     (.450)      (.240)
   Net Realized Gains                   (1.114)      (1.066)       (.607)   (1.190)     (.390)        --
(1.830)        --
     Total Distributions                (1.346)      (1.329)       (.811)   (1.480)     (.670)      (.290)
(2.280)      (.240)
Net Asset Value, End of Period         $ 13.99      $ 11.28      $ 12.86   $ 11.57    $ 12.08
$ 10.05    $ 11.22     $ 10.58
Total Return(4)                          36.26%      (2.05)%       18.23%     8.19%     27.29%
(7.78)%    27.81%       8.23%(3)
Ratios/Supplemental Data:
   Net Assets, End of Period $(000)     61,256      38,920        47,241    31,809     34,150
24,649      15,885     24,524
   Ratio of Expenses to Average
   Net Assets(1)                          0.96%       0.90%         0.93%     0.96%      0.98%
1.00%       1.00%      1.00%(2)
   Ratio of Net Investment Income to
    Average Net Assets                    1.75%       1.94%         1.59%     2.16%      2.52%
3.29%       2.95%      3.03%(2)
   Portfolio Turnover Rate               75.93%      87.83%        57.31%    63.79%     77.85%
52.27%      42.00%     33.03%


--------

+    Restated.

*    Date commenced operations.


(1) Reflects expenses after waivers of advisory fees and other expenses based on net expenses incurred during the most recent fiscal year. Without the voluntary waiver of fees, the expense ratios for the years ended December 31, 1995, 1994, 1993, 1992, 1991, 1990 and 1989 and the period ended
     December 31,  1988,  would have been 0.97%,  0.92%,  0.96%,  0.98%,  1.01%,
     1.21%, 1.47% and 1.41% (annualized).


(2)  Annualized.

(3)  Total returns for periods of less than one year are not annualized.

(4)  Sales load is not reflected in total return.

INVESTMENT OBJECTIVES AND POLICIES


     Set forth below are the investment objectives and policies of each of the Funds. Those investments that may be made by all of the Funds are listed on page 8 following the specific description of each Fund. Each Fund may also invest in securities described in ``Investment Strategies'' below and the Statement of Additional Information.


EQUITY FUND

     Primarily, the Equity Fund seeks to provide capital appreciation and current income.

     The Equity Fund seeks to provide investors with capital appreciation and current income. The Fund seeks to attain its investment objective by investing, under normal market conditions, at least 65% of its total assets in common stocks of larger capitalization companies, (i.e. companies with market capitalization in excess of $500 million). The Fund's portfolio is generally comprised of at least approximately 50 different issues. Risk is tempered by diversification of investments.

     The Fund's investment process considers valuation and improving fundamentals. The Fund's investments are expected to encompass all major sectors of the market resulting in a diversified portfolio. The Fund's Portfolio Management Agent believes that an investment process which combines carefully monitored risk control with an emphasis on value and fundamental research is better suited for long-term equity investing.

EQUITY INCOME FUND

     The Equity Income Fund seeks to provide current income and, secondarily, capital appreciation.

     The Equity Income Fund seeks to provide current income and, secondarily, capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 65% of its total assets in common stocks and convertible securities that the Fund's Portfolio Management Agent believes offer good value, an attractive yield and dividend growth potential.

     The Fund is managed with a disciplined investment process which seeks to maintain a diversified portfolio of high quality equity securities. The Fund generally emphasizes securities with higher than average dividend yields and/or stronger than average growth characteristics. The result of this investment process is a diversified portfolio which the Fund's Portfolio Management Agent believes provides attractive long-term growth potential while striving to maintain an attractive current yield.

GROWTH FUND

     The Growth Fund seeks to provide capital appreciation and, secondarily, current income.

     The Growth Fund seeks to provide capital appreciation and, secondarily, current income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in common stocks and convertible securities of companies that the Fund's Portfolio Management Agent believes offer above-average growth potential. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

SMALL-CAP FUND


     The Small-Cap Fund seeks to provide long-term capital appreciation by investing at least 65% of the value of its total assets in equity securities of smaller to medium capitalization companies.

     The Small-Cap Fund seeks to provide long term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 65% of the value of its total assets in equity securities of smaller to medium capitalization companies (i.e. companies with capitalizations between $100 million and $2.5 billion.)


     The investment management discipline of the Fund searches for companies offering above-average earnings, sales and asset value growth.

INDEX FUND

     The Index Fund seeks to provide the return and risk characteristics of the S&P 500 Index.

     The Index Fund seeks to provide the return and risk characteristics of the Standard & Poor's 500 Index (the ``S&P 500 Index'' or the ``Index''), an index which emphasizes large capitalization companies. As of December 31, 1994, the Index represented approximately 76% of the market capitalization of publicly owned stocks in the United States. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in securities of companies that comprise the S&P 500 Index.


     The Fund is managed through the use of a ``quantitative'' or ``indexing'' investment discipline, which attempts to duplicate the investment composition and performance of the Index through statistical procedures. As a result, the Portfolio Management Agent does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis. The Fund seeks quarterly performance within a .95 correlation to the Index. On at least a monthly basis, the Portfolio Management Agent compares the correlation of the Fund's performance to that of the Index. In the event the Fund's performance for the preceding three month period is not within a .95 correlation to the performance of the Index, the Portfolio Management Agent may adjust the Fund's holdings in issues included in the Index to seek a closer performance correlation.



     The Fund seeks to closely match the weight of each security in the portfolio approximating its weight in the S&P 500 Index. Although the Fund may not hold all 500 issues included in the Index, it will generally hold at least 90% of such issues. In addition, the Fund may maintain positions in S&P 500 Stock Index futures contracts in an effort to ensure adequate liquidity and to reduce transaction costs.

     Standard & Poor's Corporation (``S&P'') makes no representation or warranty, expressed or implied, to the purchasers of the Index Fund or any member of the public regarding the advisability of investing in either the Index Fund or the ability of the S&P 500 Index to track general stock market performance. The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P does not guarantee the accuracy and/or completeness of its index or any data included therein. Furthermore, S&P makes no warranty, express or implied, as to the results to be obtained by the Index Fund, owners of the Fund, any person or any entity from the use of the index sponsored by S&P or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to its index or any data included therein.

INTERNATIONAL FUND


     The International Fund seeks to provide international diversification and capital appreciation by investing at least 65% of the value of its assets in common stocks of foreign issuers. Current income is a secondary objective.

     The International Fund seeks to provide international diversification and capital appreciation. Current income is a secondary objective. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 65% of the value of its total assets in securities of foreign issuers (i.e., issuers organized outside the United States or whose principal trading market is outside the United States) and such issuers will be located in at least three countries other than the United States. The Fund seeks to manage risk through the diversification of its investments.


     The International Fund also may invest in exchange rate-related securities, securities convertible into or exchangeable for foreign equity securities, and custodial receipts for Treasury securities. In addition, the Fund may engage in the purchase and sale of foreign currency for hedging purposes.

BALANCED FUND

     The Balanced Fund seeks to provide current income and capital appreciation through a balanced portfolio of fixed income and equity securities.

     The Balanced Fund seeks to provide current income and capital appreciation by investing in a balanced portfolio of fixed income and equity securities. The Fund seeks to achieve its investment objective by utilizing an active asset allocation approach. Under normal market conditions, equity securities are expected to comprise between 40% to 65% of the Fund's total assets and fixed income securities are expected to comprise at least 25% of the Fund's total assets.

ALL FUNDS

     Each Fund may invest in securities convertible into or exchangeable for common stocks or preferred stocks, as well as Government Securities and debt obligations of domestic corporations rated ``Baa'' or better by Moody's Investors Services, Inc. (``Moody's'') or ``BBB'' or better by S&P, or an equivalent rating by another nationally recognized statistical rating organization at the time of purchase or, if not rated are considered by the Portfolio Management Agent to be of comparable quality. Debt obligations rated ``BBB'' by S&P, ``Baa'' by Moody's or the equivalent by such other rating organization may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. In addition, each Fund may invest in asset-backed securities, securities of other investment companies, securities with puts, warrants (not representing more than 5% of net assets), when-issued securities and forward commitments, forward foreign currency exchange contracts, mortgage-related securities, zero coupon securities, securities purchased in an initial public offering, floating/variable rate obligations, commercial paper, short-term money market instruments and cash equivalents, such as certificates of deposit, demand and time deposits and banker's acceptance notes. Each Fund also may invest in American Depositary Receipts, European Depository Receipts and, with respect to 10% (100% for the International Fund) of total assets, debt and equity securities of foreign issuers. Further, each Fund may purchase and sell covered put and call options on securities, index and interest rate futures contracts and options on futures contracts as well as enter into repurchase agreements and reverse repurchase agreements. In addition, each Fund may lend its portfolio securities with respect to up to one-third of its net assets.


                                    --------


     Portfolio securities of each Fund are kept under continuing supervision and changes may be made whenever, in the judgment of the Portfolio Management Agent, a security no longer meets the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes. Neither the length of time a security has been held nor the rate of turnover of a Fund's portfolio is considered a limiting factor on such changes.


                                    --------

     Each Fund may purchase debt obligations that are not rated if, in the opinion of the Portfolio Management Agent, they are of investment quality at least comparable to other rated investments that may be purchased by the Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell the security unless the amount of the security exceeds permissible limits. However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent that the ratings given by Moody's, S&P or another nationally recognized statistical rating organization for securities may change as a result of changes in the rating systems or due to corporate reorganization of such rating organizations, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objectives and policies of that Fund. The ratings of Moody's and S&P are more fully described in the Appendix to the Statement of Additional Information.

INVESTMENT STRATEGIES

     ASSET-BACKED SECURITIES. Each Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of motor vehicle installment purchase obligations, credit card receivables, home equity loans, equipment leases, manufactured housing loans and marine loans. In accordance with guidelines established by the Boards of Trustees and Directors, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (10% with respect to the Equity Fund) limitation on such investments.


     The estimated life of an asset-backed security varies with prepayment experience with respect to underlying debt instruments. The rate of such prepayments, and therefore the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. In periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. If a Fund purchases asset-backed securities at a premium, prepayments may result in some loss of the Fund's principal investment to the extent of premium paid.

     CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Because convertible securities have the characteristics of both fixed-income securities and common stocks, they sometimes are called ``hybrid'' securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relation to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities both for producing current income and longer-term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuers non-convertible debt obligations or preferred stock.



     EXCHANGE RATE-RELATED SECURITIES. The International Fund may invest in securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries (``Exchange Rate-Related Securities''). The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.


     Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.


     FLOATING AND VARIABLE RATE INSTRUMENTS. Each Fund may purchase instruments having a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase.

     A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid investments if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days.

     FOREIGN SECURITIES. The International Fund may invest in dollar-denominated and non-dollar-denominated foreign equity and debt securities. Each other Fund may invest up to 10% of its total assets in dollar denominated foreign equity and debt securities. Each Fund also may invest in American Depositary Receipts (``ADRs'') and European Depository Receipts. ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. European Depository Receipts are typically issued by foreign banks and trust companies (although they may also be issued by U.S. banks or trust companies) and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation.

     Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. For example, investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, political instability, less complete financial information about the issuers and less market liquidity. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements than and to different accounting, auditing and recordkeeping requirements from domestic banks.


     FORWARD CONTRACTS. Each Fund may enter into forward foreign currency exchange contracts for the purchase and sale of a fixed quantity of a foreign currency at a future date (``Forward Contracts''). A Fund may enter into Forward Contracts for hedging purposes as well as non-hedging purposes. By entering into transactions in Forward Contracts, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward Contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. A Fund may also enter into a Forward Contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a ``cross hedge'') if, in the judgment of the Portfolio Management Agent, a reasonable degree of correlation can be expected between movements in the values of the two currencies. Forward Contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges. Each Fund has established procedures consistent with statements of the Securities and Exchange Commission and its staff regarding the use of Forward Contracts by registered investment companies, which require use of segregated assets or ``cover'' in connection with the purchase and sale of such contracts.


     GOVERNMENT SECURITIES. Government Securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% (10% with respect to the Equity Fund) of its net assets in securities that are considered illiquid. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Portfolio Management Agent or Investment Adviser has determined under the supervision and direction of the Trust's Board of Trustees (or, with respect to the Equity Fund, the Company's Board of Directors) that an adequate trading market exists for such securities or that market quotations are readily available.

     Each Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by the Portfolio Management Agent or Investment Adviser and approved by the Trust's Board of Trustees (or, with respect to the Equity Fund, the Company's Board of Directors). The Board of Trustees or Directors will monitor the Portfolio Management Agent's or Investment Adviser's implementation of these guidelines on a periodic basis.

     INDEX FUTURES CONTRACTS;  OPTIONS ON INDICES;  OPTIONS ON
SECURITIES.  Each
Fund may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. Each Fund also may attempt to reduce the risk of investment in debt securities by hedging a portion of its portfolio through the use of interest rate futures and options on such futures contracts. A Fund will use futures contracts and options on such futures contracts only as a hedge against anticipated changes in the values of securities held in its portfolio or in the values of securities that it intends to purchase.

     Each Fund may invest in covered put and covered call options and may write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic securities exchanges or over-the-counter.


     The use of index and interest rate futures contracts and options may expose a Fund to additional risks and transaction costs. Risks inherent in the use of such instruments include: (1) the risk that interest rates, securities prices or currency markets will not move in the direction that the Portfolio Management Agent anticipates; (2) the existence of an imperfect correlation between the price of such instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible inability to close out certain hedged positions may result in adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) the leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately- negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave a Fund worse off than if it had not entered into the position.

     When a Fund invests in index and interest rate futures contracts and options, it may be required to segregate cash and other high-grade liquid assets or certain portfolio securities to `cover' the Fund's position. Assets segregated or set aside generally may not be disposed of so long as a Fund maintains the positions requiring segregation or cover. Segregating assets could diminish a Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.


     See ``Investment Strategies'' in the Statement of Additional Information.

     INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term, debt securities (which may include municipal obligations that are exempt from federal income taxes) and which seek to maintain a $1.00 net asset value per share. Each Fund, other than the Equity Fund, may also invest in securities issued by investment companies that invest in securities in which such Fund could invest directly. Securities of investment companies may be acquired by any of the Funds within the limits prescribed by the Investment Company Act of 1940, as amended (the ``1940 Act''). These limit each such Fund so that: (i) not more than 5% of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust or the Company as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.


     LOANS OF PORTFOLIO SECURITIES. Each Fund may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets. However, such loans may be made only if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent or the Investment Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from the borrower. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Company, the Investment Adviser, the Investment Sub-Adviser, the Portfolio Management Agent or the Distributor.


     MORTGAGE-RELATED  SECURITIES.  Each  Fund  may  invest  in  mortgage-backed securities, including collateralized mortgage obligations (``CMOs'') and Government Stripped Mortgage-Backed Securities. CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of obligations. To the extent that CMOs are considered to be investment companies, investment in such CMOs will be subject to the percentage limitations described above under ``Investment Company Securities.''

     Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by Government National Mortgage Association (``GNMA''), Federal National Mortgage Association (``FNMA''), or Federal Home Loan Mortgage Corporation (``FHLMC''). These securities represent beneficial ownership interests in either periodic principal distributions (``principal-only'') or interest distributions (``interest-only'') on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

     MUNICIPAL OBLIGATIONS. The Balanced Fund may purchase municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 30 years. Municipal notes generally have maturities at the time of issuance of three years or less. These notes are generally issued in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with an effective maturity or put date of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

     REPURCHASE  AGREEMENTS  AND REVERSE  REPURCHASE  AGREEMENTS.
Each Fund may
purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. A Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

     Each Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (``reverse repurchase agreements''). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

     A Fund may not enter into a repurchase agreement or reverse repurchase agreements if, as a result, more than 15% (10% with respect to the Equity Fund) of the Fund's net assets would be invested in repurchase agreements or reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into repurchase agreements and reverse repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Trust's Board of Trustees or the Company's Board of Directors.

     SECURITIES WITH PUTS. In order to maintain liquidity, each Fund may enter into puts with respect to portfolio securities with banks or broker/dealers that, in the opinion of the Portfolio Management Agent, or, with respect to the International Fund, the Investment Sub-Adviser, present minimal credit risks. The ability of these Funds to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer defaults on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained by having to sell the security elsewhere.


     STAND-BY COMMITMENTS. The Balanced Fund may acquire ``stand-by commitments'' with respect to obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the obligations to which the commitment relates. The Balanced Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Fund will be valued at zero in determining the Fund's net asset value.


     STRIPPED SECURITIES. The International Fund may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on the securities held by the trust. These instruments are issued at a discount from their ``face value'' and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Participations in TIGRs, CATs and other similar trusts are not considered U.S. Government securities. Stripped securities will normally be considered illiquid investments and will be acquired subject to the limitations on illiquid investments unless determined to be liquid under guidelines established by the Board of Trustees.

     U.S. GOVERNMENT OBLIGATIONS. Each of the Funds may invest in U.S. Government Obligations which consist of bills, notes and bonds issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ primarily in the length of their maturities.

     U.S. GOVERNMENT AGENCY AND INSTRUMENTALITY  OBLIGATIONS.  Each
of the Funds
may invest in obligations of the U.S. Government agencies and instrumentalities, which are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates); (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the

Federal Home Loan Bank); (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

     WARRANTS. Each Fund (except the Index Fund) may invest up to 5% of its net assets at the time of purchase, and the Index Fund may invest without such limitation, in warrants on securities in which they may invest directly. Warrants that have been acquired in units or attached to other securities are not subject to the percentage limitation. Warrants represent rights to purchase securities at a specific price during a specified period of time.

     WHEN-ISSUED SECURITIES. Each Fund may purchase securities (including securities issued pursuant to an initial public offering) on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. A Fund will make a commitment to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date, if deemed advisable. The purchase price and the interest rate that will be received are fixed at the time of the commitment. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

     ZERO COUPON SECURITIES. Each Fund may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity and are issued and traded at a discount. The values of zero coupon securities are subject to greater fluctuations than are the values of income securities that distribute income regularly. Zero coupon securities (which are not issued or guaranteed by the U.S. Government) may be created by separating the interest and principal component of Government Securities or securities issued by private corporate issuers.

INVESTMENT LIMITATIONS

     This section outlines each Fund's policies that may be changed only by a majority vote of shareholders.

     Unless otherwise noted, the foregoing investment objectives and related policies and activities of each of the Funds are not fundamental and may be changed by the Board of Trustees of the Trust (or, with respect to the Equity Fund, the Board of Directors of the Company) without the approval of shareholders, provided that, with respect to the Equity Fund, the policy relating to investment company securities is a fundamental investment policy. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

     As matters of fundamental policy, which may be changed only with approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described in the Statement of Additional Information, no Fund may: (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of its investments in that industry would exceed 25% of the current value of its total assets, provided that there is no limitation with respect to investments (a) in municipal obligations (for the purpose of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users) and (b) in obligations of the U.S. Government, its agencies or instrumentalities; (2) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the U.S.

Government, its agencies or instrumentalities, except that up to 25% of the value of the total assets of a Fund may be invested without regard to this limitation; (3) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer; or (4) borrow from banks, except that a Fund may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5%). It is also a fundamental policy that each Fund may make loans of portfolio securities. In addition, it is a fundamental policy that the Equity Fund may only invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days, and securities that are not readily marketable. Although not a matter of fundamental policy, the Funds consider the securities of foreign governments to be a separate industry for purposes of the 25% asset limitation on investments in the securities of issuers conducting their principal business activity in the same industry.

MANAGEMENT

     The Trust and the Company are managed under the direction of their governing Boards of Trustees and Directors, respectively. Each individual listed below is a member of both the Trust's Board of Trustees and the Company's Board of Directors. The principal occupation of each individual is also listed below.

TRUSTEES AND DIRECTORS

Edgar R. Fiedler         Vice President and Economic Counsellor,  The Conference
                         Board.

C. Gary Gerst            Chairman  of  the  Board  of  Directors  and  Trustees;
                         Chairman Emeritus, La Salle Partners, Ltd. (Real Estate
                         Developer and Manager).

John W. McCarter, Jr.    Senior  Vice  President,  Booz Allen &  Hamilton,  Inc.
                         (Consulting Firm); Director of W.W. Grainger,  Inc. and
                         A.M. Castle, Inc.

Ernest M. Roth           Consultant;  Retired  Senior Vice  President  and Chief
                         Financial Officer, Commonwealth Edison Company.

INVESTMENT ADVISER

     This section highlights the experience, services offered, and compensation of the Funds' Adviser.

     Prior to the initial public offering of the Trust's shares, the Trust will enter into an Advisory Contract with Harris Trust with respect to the investment portfolios of the Trust.
The Company has entered into an Advisory  Contract with
Harris Trust with  respect to the investment portfolios of the
Company.      Harris  Trust,  located at 111
West Monroe Street, Chicago, Illinois, is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and incorporated in 1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31, 1994, Harris Trust had assets of more than $13 billion and was the largest of 14 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly traded Canadian banking institution.

     As of December 31, 1994, Harris Trust managed more than $8 billion in personal trust assets, and acted as custodian of more than $151 billion in assets.

     With respect to the Funds, the Advisory Contracts provide that Harris Trust is responsible for the supervision and oversight of the Portfolio Management Agent's performance (as discussed below).


     For all its services under the Advisory Contracts with the Funds, Harris Trust is entitled to receive monthly advisory fees at the annual rate of 0.70%, 0.70%, 0.90%, 1.00%, 0.25%, 1.05% and 0.60% of the average daily net assets of the Equity Fund, the Equity Income Fund, the Growth Fund, the Small-Cap Fund, the Index Fund, the International Fund and the Balanced Fund, respectively.


PORTFOLIO MANAGEMENT AGENT

     Harris Trust has entered into Portfolio Management Contracts with Harris Investment Management, Inc. (``HIM'' or the ``Portfolio Management Agent'') under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of the Funds. For the services provided by HIM, Harris Trust will pay to HIM the advisory fees it receives from the Funds. As of June 30, 1995, HIM managed an estimated $13 billion in assets.


     Purchase and sale orders of the securities held by each of the Funds may be combined with those of other accounts that HIM manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When HIM determines that a particular security should be bought or sold for any of the Funds and other accounts managed by HIM, HIM undertakes to allocate those transactions among the participants equitably.

PORTFOLIO MANAGEMENT

     The organizational arrangements of the Investment Adviser and the Portfolio Management Agent require that all investment decisions be made by a committee and no one person is responsible for making recommendations to that committee.


GLASS-STEAGALL ACT

     The Glass-Steagall Act, among other things, generally prohibits federally chartered or supervised banks from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although subsidiaries of bank holding companies such as Harris Trust and HIM are permitted to purchase and sell securities upon the order and for the account of their customers.

     It is the position of Harris Trust and HIM that they may perform the services contemplated by the Advisory Contracts, the Portfolio Management Contracts and this Prospectus without violation of the Glass-Steagall Act or other applicable federal banking laws or regulations. It is noted, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, such services. If Harris Trust or HIM were prohibited from performing any of such services, it is expected that the Boards of Trustees and Directors of the Trust and the Company, respectively, would recommend to the Funds' shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Boards of Trustees and Directors.

     To the extent permitted by the Commission, the Funds may pay brokerage commissions to certain affiliated persons. No such commission payments were made during the last fiscal year by the Equity Fund.

ADMINISTRATORS, CUSTODIAN AND TRANSFER AGENT

     These service providers are responsible for maintaining the books and records of the Funds, handling compliance and regulatory issues, processing buy/sell orders, customer service and the safekeeping of securities.

     First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc.) (``First Data'' or the ``Administrator'') and PFPC Inc. (``PFPC'' or the ``Administrator and Accounting Services Agent'') (collectively, the ``Administrators'') serve as the administrators of the Funds. In such capacity, the Administrators generally assist the Funds in all aspects of their administration and operation. PFPC also serves as the transfer and dividend disbursing agent of the Funds (the ``Transfer Agent'').

     PNC Bank, N.A. (the ``Custodian'') serves as custodian of the assets of the Funds. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC Bank Corp.

     As compensation for their services, the Administrators, the Custodian, and the Transfer Agent are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds and the Trust's and the Company's other investment portfolios, payable monthly at an annual rate of .17% of the first $300 million of average daily net assets; .15% of the next $300 million; and
 .13% of average net assets in excess of $600 million. In addition, a separate fee is charged by PFPC for certain retail transfer agent services and for various custody transactional charges.

DISTRIBUTOR

     The Distributor underwrites the Funds' shares which are then available for purchase or redemption.

     Funds Distributor, Inc. (the ``Distributor'') has entered into a Distribution Agreement with the Trust (and, with respect to the Equity Fund, the Company) pursuant to which it has the responsibility for distributing shares of the Funds. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of Shares, subject to the terms of the Service Plans described below, if implemented pursuant to contractual arrangements between the Trust and the Distributor or the Company and the Distributor and approved by the Board of Trustees of the Trust (or, with respect to the Equity Fund, the Board of Directors of the Company).


     See ``Management'' and ``Custodian'' in the Statement of Additional Information for additional information regarding the Funds' Investment Adviser, Portfolio Management Agent, Administrators, Custodian, Transfer Agent and Distributor.

EXPENSES

     Except for certain expenses borne by the Distributor, Harris Trust, HIM and the Trust and the Company each bears all costs of its operations, including the compensation of its Trustees or Directors who are not affiliated with Harris Trust, HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Funds' custodian including those for keeping books and accounts and calculating the net asset value per share of the Funds; expenses of shareholders' meetings and meetings of Boards of Trustees and Directors; expenses relating to the issuance, registration and qualification of shares of the Funds; pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to each Fund are charged against the assets of the Fund. Other general expenses of the Trust and the Company are allocated among the Funds in an equitable manner as determined by the Boards of Trustees and Directors.


DETERMINATION OF NET ASSET VALUE

     The Net Asset Value (NAV) is the price or value of one share of a Fund.

     Net asset value per share for each Fund is determined on each day that the New York Stock Exchange (``NYSE'') and the Federal Reserve Bank of Philadelphia (the ``Fed'') are open for trading. For a list of the days on which the net asset value will not be determined, see ``Determination of Net Asset Value'' in the Statement of Additional Information. The net asset value per share of each of the Funds is determined by dividing the value of the total assets of a Fund less all of its liabilities by the total number of outstanding shares of that Fund.

     The net asset value per share of each of the Funds is determined at the close of regular trading on the NYSE on each day the Funds are open for business. The value of securities of the Funds (other than bonds and debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange on which the securities are traded as of the close of regular trading on the NYSE (which is currently 4:00 P.M., New York City time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets are valued at closing over-the-counter bid prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Boards of Trustees and Directors. Bonds are valued at the mean of the last bid and asked prices. In the event that such prices are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or Directors, as the case may be. Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost when the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, has determined that amortized cost valuation represents fair value.

PURCHASE OF SHARES

     Contact your broker, financial institution or service agent for answers to any questions you may have about purchasing shares.

     Shares of any of the Funds may be purchased through authorized broker/dealers, financial institutions and service agents (``Institutions'') on any day the NYSE and the Fed are open for business. Individual investors will purchase all shares directly through Institutions which will transmit purchase orders directly to the Distributor. Institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their customers for such services, which would reduce the customers' yield or return. No minimum initial or subsequent investment limitations have been imposed. Each Institution through which shares may be purchased may establish its own terms with respect to the requirement of a minimum initial investment and minimum subsequent investments.

     The Trust (or the Company with respect to the Equity Fund) reserves the right to reject any purchase order. All funds, net of sales charge, if any, will be invested in full and fractional shares. Checks will be accepted for the purchase of any Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Funds at the address and telephone number on the cover of this Prospectus. Purchase orders for shares of the Fund received in good order by the Distributor prior to the close of regular trading (4:00 P.M., New York City time) on the NYSE will be executed at the offering price, which includes a sales charge, next determined on that day. Orders placed directly with the Distributor must be paid for by check or bank wire on the next business day. Payment for the shares purchased through an Institution will not be due until settlement date, normally three business days after the order has been executed.

     Although Class A Shares of the Funds are sold with a sales load of up to 4.50%, there are a number of ways to reduce the sales load.

     When Class A Shares of the Funds are purchased through an Institution, the Distributor reallows a portion of the sales charge. No sales charge will be assessed on the reinvestment of distributions.

     Sales charges for Class A Shares of the Funds are as follows:



                                                             SALES CHARGE      DEALER ALLOWANCE
                                                SALES         AS % OF NET          AS % OF
         AMOUNT OF PURCHASE                     CHARGE       AMOUNT INVESTED
OFFERING PRICE
Less than $100,000                               4.50%           4.71%               4.25%
$100,000 up to (but less than) $200,000          4.00            4.17                3.75
$200,000 up to (but less than) $400,000          3.50            3.63                3.25
$400,000 up to (but less than) $600,000          2.50            2.56                2.25
$600,000 up to (but less than) $800,000          2.00            2.04                1.75
$800,000 up to (but less than) $1,000,000        1.00            1.01                0.75
$1,000,000 and over                               .00             .00                 .00



     No sales charge will be assessed on purchases by (a) any bank, trust company, or other institution acting on behalf of its fiduciary customer accounts or any other trust account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the ``Code'')); (b) individuals with an investment account or relationship with HIM; (c) directors and officers of the Company; (d) directors, current and retired employees of Harris Bankcorp, Inc. or any of its affiliates and the immediate family members of such individuals (spouses and children under 21); (e) brokers, dealers, and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals); (f) financial institutions, financial planners, employee benefit plan consultants or registered investment advisers acting for the accounts of their clients; and (g) customers of Harris Trust and its affiliate banks.


     Depending upon the terms of the particular customer account, financial services institutions, including Harris Trust and HIM, may charge account fees for automatic investment and other cash management services which they provide, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. This Prospectus should be read in connection with any information received from financial services institutions.

     The Right of Accumulation allows an investor to combine the amount being invested in Class A Shares of the non-money market funds of the Trust and the Company with the total net asset value of Class A Shares currently being purchased or already owned of such funds to determine reduced sales charges in accordance with the above sales charge schedule. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time by the Funds with respect to all Class A Shares purchased thereafter.

     A Letter of Intent allows an investor to purchase Class A Shares of the non-money market funds of the Trust and the Company over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of Class A Shares already owned pursuant to the terms of the letter of such fund. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. If such amount is not invested within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid.

     Each Fund also offers Institutional Shares. Different classes of shares of a single portfolio may bear different sales charges and other expenses which may affect their relative performance. Investors may call 1-800-982-8782 to obtain more information concerning Institutional Shares of the Funds.

REDEMPTION OF SHARES

     Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Distributor directly or through any Institution.

     There is no charge by the Funds for redemptions, although Institutions may charge an account-based service fee.

     There is no charge for  redemption  transactions,  but an  Institution  may charge an account-based service fee. Redemption orders received by an Institution before the close of the NYSE with respect to shares of a Fund and received by the Distributor before the close of business on the same day will be executed at the Fund's net asset value per share next determined on that day. Redemption orders received by an Institution after the close of the NYSE, or not received by the Distributor prior to the close of business, will be executed at the Fund's net asset value next determined on the next business day.

     Redemption orders for a Fund that are received in good order by 4:00 P.M. (New York City time) will normally be remitted within five business days but not more than seven days. In the case of a redemption request made shortly after a recent purchase, the redemption proceeds will be distributed upon the clearance of the shareholder's check used to purchase the Fund's shares which may take up to 15 days or more after the investment. The proceeds may be more or less than cost and, therefore, a redemption may result in a gain or loss for federal income tax purposes. Payment of redemption proceeds may be made in readily marketable securities.

REDEMPTION THROUGH INSTITUTIONS

     Proceeds of redemptions made through authorized Institutions will be credited to the shareholder's account with the Institution. A redeeming shareholder may request a check from the Institution or may elect to retain the redemption proceeds in such shareholder's account. The Institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for the proceeds or prior to disbursement or reinvestment of the proceeds on behalf of the shareholder.

     Because of the high cost of maintaining small accounts, the Trust (or the Company with respect to the Equity Fund) reserves the right to involuntarily redeem accounts on behalf of shareholders whose share balances fall below $500 unless this balance condition results from a decline in the market value of a Fund's assets. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

EXCHANGE PRIVILEGE

     Once you have held shares for 7 days or more, you can exchange these shares for other eligible Harris Insight Fund Class A Shares.

     Class A Shares of any of the Funds that have been held for seven days or more may be exchanged for shares of any other fund in the Harris Insight Funds in an identically registered account, provided Class A Shares of the Fund to be acquired are registered for sale in the shareholder's state of residence, on the following terms: Class A Shares of the non-money market funds of the Trust and the Company may be exchanged for Class A Shares of one another and for Class A Shares of each of the money market funds of the Company, all at respective net asset values. In addition, Class A Shares of a Fund that have been exchanged pursuant to these privileges may be re-exchanged at respective net asset values of Class A Shares of the Fund in which they were originally invested upon notification.

     Procedures applicable to redemption of a Fund's shares are also applicable to exchanging shares. The Trust (or the Company with respect to the Equity Fund) reserves the right to limit the number of times shares may be exchanged between the Harris Insight Funds, to reject any telephone exchange order or otherwise to modify or discontinue exchange privileges at any time upon 60 days written notice. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

SERVICE PLANS

     The Service Plans for the Funds allow these Funds to pay Service Agents for certain servicing activities provided to their customers.


     Under each Fund's Service Plan relating to Class A Shares, each Fund bears the costs and expenses in connection with advertising and marketing the Fund's shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisers, accountants and estate planning firms (collectively, ``Service Agents'') for servicing activities, as described below, at a rate up to 0.25% per annum of the average daily net asset value of the Fund's Class A Shares. However, Harris Trust or HIM, in lieu of a Fund, from time to time in its sole discretion, may volunteer to bear the costs of such fees to certain Service Agents. The Administrators and the Distributor may act as Service Agents and receive fees under a Service Plan. For more information concerning expenses pursuant to the Service Plans, see ``Management.''


     Servicing   activities  provided  by  Service  Agents  to  their  customers investing in the Funds may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding the Funds; assisting customers in changing dividend options, account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund Shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires, distribution and such other services as a Fund may request, to the extent the Service Agent is permitted to do so by applicable statute, rule or regulation.

DIVIDENDS AND DISTRIBUTIONS

     The Equity, Growth, Index and Balanced Funds declare and pay dividends quarterly; the Small-Cap and International Funds declare and pay dividends semi-annually.

     Dividends from net investment income of each of the Equity, Equity Income, Growth, Index and Balanced Funds will be declared and paid quarterly. Dividends from net investment income of each of the Small-Cap and International Funds will be declared and paid semi-annually. Each Fund's net taxable capital gains, if any, will be distributed at least annually (to the extent required to avoid imposition of the 4% excise tax described below). Dividends and distributions paid by any of the Funds will be invested in additional shares of the same Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund will forward to the Transfer Agent the monies for dividends to be paid in cash on the payment date.

FEDERAL INCOME TAXES

     Each Fund (and each of the other Harris Insight Funds) will be treated as a separate entity for tax purposes and thus the provisions of the Internal Revenue Code (the ``Code'') generally will be applied to each Fund separately, rather than to the Trust or the Company as a whole. As a result, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. The Trust (or the Company with respect to the Equity Fund) intends to qualify each Fund as a regulated investment company under Subchapter M of the Code. As a portfolio of a regulated investment company, each Fund will not be subject to federal income taxes with respect to net investment income and net capital gains distributed to its shareholders, as long as it distributes 90% or more of its net investment income (including net short-term capital gains) each year.

     Dividends from net investment income (including net short-term capital gains) will be taxable as ordinary income.

     Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deductions.

     A taxable gain or loss may also be realized by a holder of shares in a Fund upon the redemption or transfer of shares depending on the tax basis of the shares and their price at the time of the transaction.

     Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.

     The Trust (or the Company with respect to the Equity Fund) will be required to withhold, subject to certain exemptions, a portion (currently 31%), from dividends paid or credited to individual shareholders and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Trust (or the Company with respect to the Equity Fund) or Transfer Agent.

ACCOUNT SERVICES

     Shareholders receive a Statement of Account whenever a share transaction, dividend or capital gain distribution is effected in the accounts, or at least annually. Shareholders can write or call the Funds at the address and telephone number on page one of this Prospectus with any questions relating to their investment in shares of the Funds.

ORGANIZATION AND CAPITAL STOCK


     The Trust is a diversified open-end management investment company which was organized on December 6, 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers shares of beneficial interest, $.001 par value, for sale to the public. Currently, the Trust has eleven portfolios in operation. The Board has authorized each of the eleven Funds which are portfolios of the Trust to issue two classes of shares, Class A and Institutional Shares.


     The Company, which was incorporated in Maryland on September 16, 1987, is a diversified, open-end management investment company. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. Currently, the Company has six portfolios in operation. The Board has authorized the Equity Fund to issue two classes of shares, Class A and Institutional Shares.

     Institutional Shares of the Fund, which are offered only to certain classes of investors, do not bear any sales, marketing or distribution expenses. In the future, the Board of Trustees of the Trust and the Board of Directors of the Company may authorize the issuance of shares of additional investment portfolios and additional classes of shares of any portfolio. Different classes of shares of a single portfolio may bear different sales charges and other expenses which may affect their relative performance. Information regarding other classes of shares may be obtained by calling the Funds at the telephone number shown on the cover page of this Prospectus or from any institution which makes available shares of the Funds. All shares of the Trust and all shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting rights of shareholders is contained in the Statement of Additional Information. All shares of the Trust and all shares of the Company, when issued, will be fully paid and non-assessable.


     As of January , 1996, [Integra Trust Services] held of record [1,271,807] shares, equal to [29.8%] of the outstanding shares of the Equity Fund and Harris Trust held of record [1,285,028] shares, equal to [30.1%] of the outstanding shares of the Equity Fund. Harris Trust has indicated that it holds its shares on behalf of various client accounts and not as beneficial owner.


     The Trust and the Company may dispense with annual meetings of shareholders in any year in which Trustees and Directors are not required to be elected by shareholders. The Board of Trustees of the Trust and the Board of Directors of the Company, when requested by at least 10% of the Trust's or the Company's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees or of a Director or Directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

     There is a possibility that the Trust might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Company. There is a possibility that the Company might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Trust.

REPORTS TO SHAREHOLDERS

     The fiscal year of both the Trust and the Company ends on December 31. Each of the Trust and the Company will send to its shareholders a semi-annual report showing the investments held by each of the Funds and other information (including unaudited financial statements) pertaining to the Trust or the Company, as the case may be. An annual report, containing financial statements audited by independent accountants, is also sent to shareholders.

CALCULATION OF YIELD AND TOTAL RETURN

     The total return of each Fund shows what an investment in the Fund would have earned over a specific period of time.

     From time to time each of the Funds may advertise its ``total return'' and yield. ``Total return'' refers to the amount an investment in a Fund would have earned, including any increase or decrease in net asset value, over a specified period of time and assumes the payment of the maximum sales load and the reinvestment of all dividends and distributions.

     The total return of each Fund shows what an investment in Class A Shares of the Fund would have earned over a specified period of time (such as one, five or ten years or the period of time since commencement of operations, if shorter) assuming the payment of the maximum sales loads when the investment was first made and that all distributions and dividends by the Fund were reinvested on their reinvestment dates during the period less all recurring fees. When a Fund compares its total return to that of other mutual funds or relevant indices, its total return may also be computed without reflecting the sales load so long as the sales load is stated separately in connection with the comparison.

     The yield of each Fund refers to the income generated by an investment in Class A Shares of the Fund over a 30-day period (which period will be stated in the advertisement). This income is then ``annualized.'' That is, the amount of income generated by the investment during the 30-day period is assumed to be earned and reinvested at a constant rate and compounded semi-annually. The annualized income is then shown as a percentage of the investment.

     A Fund's performance figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.

INVESTMENT ADVISER
Harris Trust & Savings Bank
111 West Monroe Street
Chicago, Illinois 60603


PORTFOLIO MANAGEMENT AGENT
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60603


ADMINISTRATORS
First Data Investor Services Group, Inc.
53 State Street
Boston, Massachusetts 02109

PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
Funds Distributor, Inc.
One Exchange Place
Boston, Massachusetts 02109

CUSTODIAN
PNC Bank, N.A.
Broad and Chestnut Streets
Philadelphia, Pennsylvania 19101

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
PFPC Inc.
P.O. Box 8950
Wilmington, Delaware 19885

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
Philadelphia, Pennsylvania

LEGAL COUNSEL
Bell, Boyd & Lloyd
Chicago, Illinois

HARRIS INSIGHT FIXED INCOME FUNDS

HARRIS INSIGHT FUNDS
One Exchange Place, Boston, Massachusetts 02109
Telephone: (800) 982-8782


     The Harris Insight Funds Trust (the ``Trust'') is an open-end, diversified management investment company that currently offers a selection of eleven investment portfolios. HT Insight Funds, Inc. (the ``Company'') is an open-end, diversified management investment company that currently offers six investment portfolios. (The eleven portfolios of the Trust and five of the six portfolios of the Company are collectively referred to herein as the ``Harris Insight Funds'' or the ``Funds'') This Prospectus describes one class of shares (``Class A Shares'' or ``Shares'') of each of five investment portfolios offered by the Trust and the Class A Shares of the Harris Insight Short/Intermediate Bond Fund, a portfolio offered by the Company. The Funds are as follows:


o    Harris Insight  Convertible  Securities Fund (the ``Convertible  Securities
     Fund'')


o    Harris  Insight  Short/Intermediate  Bond  Fund  (the  ``Short/Intermediate
     Fund'')


o    Harris Insight Bond Fund (the ``Bond Fund'')

o    Harris Insight Intermediate Government Bond Fund (the ``Government Fund'')

o Harris Insight Intermediate Tax-Exempt Bond Fund (the ``Intermediate Tax-Exempt Fund'')

o    Harris Insight Tax-Exempt Bond Fund (the ``Tax-Exempt Fund'')

     Harris Trust & Savings Bank is the Investment Adviser to the Funds and Harris Investment Management, Inc., a subsidiary of Harris Bankcorp, Inc., acts as each Fund's Portfolio Management Agent. Shares of each Fund are offered by Funds Distributor, Inc., the distributor for the Trust and the Company.


     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds. Please read and retain it for future reference. A Statement of Additional Information dated February 21, 1996, containing more detailed information about the Funds has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated by reference into this Prospectus. The Statement of Additional Information and separate Prospectuses for the other investment portfolios offered by the Trust or the Company may be obtained without charge by writing or calling the Harris Insight Funds at the address and telephone number printed above.


     SHARES OF THE FUNDS ARE NOT DEPOSITS OR  OBLIGATIONS  OF, OR
GUARANTEED OR
ENDORSED BY HARRIS TRUST & SAVINGS BANK, OR ANY OF ITS  AFFILIATES,
AND ARE NOT
INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION,  THE FEDERAL
RESERVE  BOARD,  OR ANY  OTHER  AGENCY.  AN  INVESTMENT  IN THE
FUNDS  INVOLVES
INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                    --------

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE
SECURITIES AND
EXCHANGE COMMISSION (THE ``COMMISSION'') OR ANY STATE SECURITIES
COMMISSION NOR
HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.


February 21, 1996

TABLE OF CONTENTS

                                                 PAGE
Expense Table                                      3
Highlights                                         4
Financial Highlights                               6
Investment Objectives and Policies                 7
Convertible Securities Fund                        7
Short/Intermediate Fund                            8
Bond Fund                                          9
Government Fund                                    9
Intermediate Tax-Exempt Fund                      10
Tax-Exempt Fund                                   10
All Funds                                         10
Investment Strategies                             11
Investment Limitations                            20
Management                                        21
Determination of Net Asset Value                  23
Purchase of Shares                                24
Redemption of Shares                              26
Exchange Privilege                                27
Service Plans                                     27
Dividends and Distributions                       28
Federal Income Taxes                              28
Account Services                                  29
Organization and Capital Stock                    29
Reports to Shareholders                           30
Calculation of Yield and Total Return             30


     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and/or in the Funds' official sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Company or the Distributor. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

EXPENSE TABLE

Expenses and fees payable by shareholders are summarized in this table and expressed as a percentage of average net assets.

     The following table sets forth certain information concerning shareholder transaction expenses and projected annual fund operating expenses for Class A Shares of the Funds during the current fiscal year.


                                           CONVERTIBLE    SHORT/
INTERMEDIATE
                                            SECURITIES INTERMEDIATE    BOND
GOVERNMENT  TAX-EXEMPT  TAX-EXEMPT
                                               FUND        FUND        FUND        FUND        FUND
FUND
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases      4.50%       4.50%       4.50%       4.50%
4.50%       4.50%
ANNUAL FUND OPERATING EXPENSES*:
  (as a percentage of average net assets)
  Advisory Fees                                0.70%       0.34%+      0.40%+      0.30%+
0.60%+      0.60%+
  Rule 12b-1 Fees                              0.25%       0.25%       0.25%       0.25%       0.25%
0.25%
  Other Expenses++                             0.22%       0.26%       0.20%       0.20%
0.20%       0.20%
                                               ----        ----        ----        ----        ----        ----
  Total Fund Operating Expenses                1.17%       0.85%+      0.85%+      0.75%+
1.05%+      1.05%+
                                               ====        ====        ====        ====
====        ====

* Customers of a financial institution, such as Harris Trust & Savings Bank, may be charged certain fees and expenses by their institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client (e.g., trust, estate settlement, advisory and custodian services).

+    Reflects advisory fees after waivers.

++ With respect to each Fund, other than the Short/Intermediate Fund, the amount of ``Other Expenses'' in the table above is based on estimated expenses and projected assets for the current fiscal year. With respect to the Short/Intermediate Fund, the amount of ``Other Expenses'' is based on amounts incurred during the most recent fiscal year.

     Without waivers, the ratio of total fund operating expenses to average net assets would be 1.21% with respect to the Short/Intermediate Fund and 1.10% with respect to the Bond Fund, Government Fund, Intermediate Tax-Exempt Fund and Tax-Exempt Fund. The investment adviser has voluntarily agreed to waive a portion of its advisory fees with respect to the Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund and will not increase its advisory fee without prior approval of the Company's Board of Directors and 30 days' prior notice to shareholders. Without waivers, the advisory fee for the Short/Intermediate Fund would be 0.70% of the Fund's average net assets. Without waivers, the advisory fee for each of the Bond, Government, Intermediate Tax-Exempt and Tax-Exempt Funds would be 0.65% of each Fund's average net assets.



EXAMPLE

You would pay the following expenses on a $1,000 investment in Class A Shares, assuming (1) a hypothetical 5% gross annual return and (2) redemption at the end of each time period:


                                           CONVERTIBLE    SHORT/
INTERMEDIATE
                                            SECURITIES INTERMEDIATE    BOND
GOVERNMENT  TAX-EXEMPT  TAX-EXEMPT
                                               FUND        FUND        FUND        FUND        FUND
FUND
1 year                                         $56         $ 53        $53         $52         $55         $55
3 years                                         80           71         71          68          77          77
5 years                                        N/A           90        N/A         N/A         N/A         N/A
10 years                                       N/A          145        N/A         N/A         N/A
N/A



THIS  EXAMPLE  SHOULD  NOT BE  CONSIDERED  A  REPRESENTATION  OF PAST
OR  FUTURE
EXPENSES OR PERFORMANCE WHICH MAY BE MORE OR LESS THAN THOSE
SHOWN.

The purpose of the expense table is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. For more information concerning the various costs and expenses, see ``Management.''

HIGHLIGHTS

The following six investment portfolios are described in this Prospectus:

CONVERTIBLE SECURITIES FUND -- seeks to provide capital appreciation and current income by investing primarily in securities such as bonds, debentures, notes, preferred stocks or warrants that are convertible into common stocks.


SHORT/INTERMEDIATE BOND FUND -- seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities with a short intermediate term average maturity.


BOND FUND -- seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities of varying maturities.

GOVERNMENT FUND -- seeks to provide a high level of current income, consistent with preservation of capital, by investing primarily in Government Securities having an intermediate term average maturity.

INTERMEDIATE TAX-EXEMPT FUND -- seeks to provide a high level of current income that is exempt from federal income tax by investing, under normal market conditions, at least 80% of its assets in municipal obligations with an intermediate term average maturity.

TAX-EXEMPT FUND -- seeks to provide a high level of current income that is exempt from federal income tax by investing, under normal market conditions, at least 80% of its assets in municipal obligations of varying maturities.


See page 7 below.


WHO MANAGES EACH FUND'S INVESTMENTS?


     Harris Trust & Savings Bank (``Harris Trust'' or the ``Investment Adviser'') is the investment adviser for each Fund. Harris Trust has provided investment management service to clients for over 100 years. Harris Trust provides investment services for pension, profit-sharing and personal portfolios. As of June 30, 1995, assets under management total approximately $23 billion. See page 20.


     Harris Investment Management, Inc. (``HIM'' or the ``Portfolio Management Agent'') provides daily portfolio management services for the Funds, other than the Tax-Exempt Money Fund. HIM and its predecessors have managed client assets for over 100 years. HIM has a staff of 96, including 64 professionals, providing investment expertise to the management of Harris Insight Funds and for pension, profit-sharing and institutional portfolios. As of June 30, 1995, assets under management are estimated to exceed $13 billion. See page 21.



     Harris Trust and HIM are subsidiaries of Harris Bankcorp., Inc.

WHAT ADVANTAGES DO THE FUNDS OFFER?

     The Funds are designed for individual and institutional investors. A single investment in shares of the Funds gives the investor benefits customarily available only to large investors, such as diversification of investment, greater liquidity and professional management, block purchases of securities, relief from bookkeeping, safekeeping of securities and other administrative details.

WHEN ARE DIVIDENDS PAID?


     Dividends from each of the Funds, except the Convertible Securities Fund, are declared daily and paid monthly. Dividends from the Convertible Securities Fund are declared and paid quarterly. Any net capital gains will be declared and paid annually. See page 27.


HOW ARE SHARES REDEEMED?


     Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Registered Representative servicing your account, the Distributor, or through any Service Agent. See page 25.


WHAT RISKS ARE ASSOCIATED WITH THE FUNDS?

     Each Fund's performance and price per share will change daily based on many factors, including the quality of the Fund's investments, U.S. and international economic conditions, general market conditions and international exchange rates. There is no assurance that any Fund will achieve its investment objective. See ``Investment Strategies.''

FINANCIAL HIGHLIGHTS


This table shows the total return on one share of the Short/ Intermediate Fund for each period illustrated.

     The following financial highlights are derived from the financial statements of the Company for the year ended December 31, 1995 audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the financial statements and notes thereto that appear in the Statement of Additional Information and which are incorporated by reference in this Prospectus. Only the Short/Intermediate Fund, formerly known as Harris Insight Managed Fixed Income Fund, was in operation during the period shown. As of February 21, 1996, all outstanding shares of the Short/Intermediate Fund were renamed Class A Shares. No fees for distribution and support services under the Intermediate Bond Fund's Service Plan were paid by that Fund for the periods through December 31, 1995.

                                                                   SHORT/INTERMEDIATE FUND
                                           YEAR            YEAR            YEAR           YEAR
                                          ENDED           ENDED           ENDED          ENDED
04/01/91* TO
                                         12/31/95        12/31/94        12/31/93       12/31/92
12/31/91
Net Asset Value, Beginning of Period     $  9.66         $ 10.34         $ 10.22        $ 10.57
$ 10.00
Income From Investment Operations:
    Net Investment Income                   .588            .559            .563           .630
 .474
    Net Realized and Unrealized Gain
      (Loss) on Investments                 .720           (.694)           .435          (.087)
 .601
        Total from Investment Operations   1.308           (.135)           .998           .543
1.075
Less Distributions:
    Net Investment Income                  (.588)          (.545)          (.564)         (.631)
(.475)
    Net Realized Gains                        --              --           (.314)         (.262)         (.030)
        Total distributions                (.588)          (.545)          (.878)         (.893)         (.505)
Net Asset Value, End of Period           $ 10.38          $ 9.66         $ 10.34        $ 10.22
$ 10.57
Total return(4)                            13.88%          (1.29)%          9.91%          5.28%
11.04%(3)
Ratios/Supplemental Data:
    Net Assets, End of Period $(000)      51,814          44,333          74,057         71,848
44,313
    Ratios of Expenses to Average Net
      Assets(1)                             0.60%           0.60%           0.60%          0.60%
0.60%(2)
    Ratios of Net Investment Income
      to Average Net Assets                 5.91%           5.29%           5.32%          6.07%
6.60%(2)
    Portfolio Turnover Rate               194.94%         140.99%         215.07%        133.78%
108.70%

--------

*    Date commenced operations.

(1) Reflects expenses after waivers of advisory fees and other expenses based on net expenses incurred during the most recent fiscal year. Without the voluntary waiver of fees, the expense ratios for the years ended December 31, 1995, 1994, 1993, and 1992, and the period ended December 31, 1991, would have been 0.96%, 0.92%, 0.94%, 0.93%, and 1.01% (annualized) for the Short/Intermediate Fund.

(2)  Annualized.

(3)  Total returns for periods of less than one year are not annualized.

(4)  Sales load is not reflected in total return.

INVESTMENT OBJECTIVES AND POLICIES

     Set forth below are the investment objectives and policies of each of the Funds. Those investments that may be made by all of the Funds are listed on page 10 following the specific description of each Fund. Each Fund may also invest in securities described in ``Investment Strategies'' below and the Statement of Additional Information.

CONVERTIBLE SECURITIES FUND

The Convertible Securities Fund seeks to provide capital appreciation and current income.


     The Convertible Securities Fund seeks to provide capital appreciation and current income. The Fund intends, under normal market conditions, to invest at least 65% of the value of its total assets in convertible securities, that is, securities including bonds, debentures, notes or preferred stock that are convertible into common stock, or warrants that provide the owner the right to purchase shares of common stock at a specified price. The Fund may also invest in equity securities of U.S. corporations. The Fund seeks to diversify among issuers in a manner that will enable the Fund to minimize the volatility of the Fund's net asset value in erratic or declining markets.


     Under normal market conditions, the Convertible Securities Fund will invest without limitation in convertible securities of U.S. corporations and in Eurodollar securities convertible into common stocks of U.S. corporations which securities are rated ``B'' or better by Standard & Poor's Corporation (``S&P'') or ``B'' (``b'' in the case of preferred stocks) or better by Moody's Investors Service, Inc. (``Moody's'') at the time of purchase, or, if not rated, considered by the Portfolio Management Agent to be of comparable quality, except that investment in securities rated ``B-'' by S&P or Moody's will be limited to 15% of its total assets. Up to 5% of the Convertible Securities Fund's total assets may be invested in convertible securities that are rated ``CCC'' by S&P or ``Caa'' by Moody's at the time of purchase. Securities that are rated ``BB'' or below by S&P or ``Ba'' or below by Moody's are ``high yield securities'', commonly known as junk bonds. By their nature, convertible securities may be more volatile in price than higher rated debt obligations.


     The Convertible Securities Fund may also invest up to 35% of its total assets in ``synthetic convertibles'' created by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed income and the right to acquire equity securities. In addition, the Convertible Securities Fund may invest: up to 15% of its net assets in convertible securities offered in ``private placements'' and other illiquid securities; up to 15% of its total assets in common stocks; and up to 5% of its net assets in warrants. The Convertible Securities Fund may purchase and sell index and interest rate futures contracts and covered put and call options on securities and on indices.


     In periods of unusual market conditions, when the Portfolio Management Agent believes that convertible securities would not best serve the Fund's objectives, the Convertible Securities Fund may for defensive purposes invest part or all of its total assets in: (a) Government Securities; (b) non-convertible debt obligations of domestic corporations, including bonds, debentures, notes or preferred stock rated ``BBB'' or better by S&P or ``Baa'' or better by Moody's at the time of purchase, which ordinarily are less volatile in price than convertible securities and serve to increase diversification of risk; and (c) short-term money market instruments, including U.S. Government, bank and commercial obligations with remaining maturities of thirteen months or less. During such periods, the Convertible Securities Fund will continue to seek current income but will put less emphasis on capital appreciation.

     RISK FACTORS AND OTHER CONSIDERATIONS  RELATING TO LOW-RATED
AND COMPARABLE
UNRATED SECURITIES. Low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.


     The market values of low-rated and comparable unrated securities are less sensitive to interest rate changes but more sensitive to economic changes or individual corporate developments than those of higher-rated securities; they present a higher degree of credit risk and their yields will fluctuate over time. During economic downturns or sustained periods of rising interest rates, the ability of highly leveraged issuers to service debt obligations may be impaired.

     The existence of limited or no established trading markets for low-rated and comparable unrated securities may result in thin trading of such securities, diminish the Convertible Securities Fund's ability to dispose of such securities or to obtain accurate market quotations for valuing such securities and calculating net asset value. The responsibility of the Trust's Board of Trustees to value such securities becomes greater and judgment plays a greater role in valuation because there is less reliable objective data available. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of low-rated and comparable unrated securities bonds, especially in a thinly traded market.

     A major economic recession would likely disrupt the market for such securities, adversely affect their value and the ability of issuers to repay principal and pay interest, and result in a higher incidence of defaults.

     The ratings of Moody's and S&P represent the opinions of those organizations as to the quality of securities. Such ratings are relative and subjective, not absolute standards of quality and do not evaluate the market risk of the securities. Although the Convertible Securities Fund's Portfolio Management Agent uses these ratings as a criterion for the selection of securities for the Convertible Securities Fund, it also relies on its independent analysis to evaluate potential investments for the Convertible Securities Fund. The Convertible Securities Fund's achievement of its investment objective may be more dependent on the Portfolio Management Agent's credit analysis of low-rated and unrated securities than would be the case for a portfolio of high-rated securities.


SHORT/INTERMEDIATE FUND

The Short/Intermediate Fund seeks to provide a high level of total return, including a competitive level of current income, by investing at least 65% of the value of its assets in investment grade debt securities with a short/intermediate term average maturity.

     The Short/Intermediate Fund, formerly known as Harris Insight Managed Fixed Income Fund, seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities with a short/intermediate term average maturity. The Fund intends, under normal market conditions, to invest at least 65% of the value of its total assets in bonds. For purposes of this 65% limitation, the term ``bond'' shall include debt obligations such as bonds and debentures, Government Securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-related securities (including those issued or collateralized by U.S. Government agencies and inverse floating rate mortgage-backed and asset-backed securities), other floating/variable rate obligations, municipal obligations and zero coupon securities. The Fund seeks to achieve its objective by utilizing a number of investment disciplines, including the assessment of yield advantages among different classes of bonds and among different maturities, the independent review by the Fund's Portfolio Management Agent of the credit quality of individual issues and the analysis by the Fund's Portfolio Management Agent of economic and market conditions affecting the fixed income market. The Short/Intermediate Fund may invest in a broad range of fixed income obligations. The Fund may invest in fixed and variable rate bonds, debentures, Government Securities, and Government Stripped Mortgage-Backed Securities. The Fund also may invest in U.S. Treasury or agency securities placed into irrevocable trusts and evidenced by a trust receipt.

     The Short/Intermediate Fund may invest more than 25% of the current value of its total assets in obligations (including repurchase agreements) of: (a) U.S. banks; (b) U.S. branches of foreign banks that are subject to the same regulation as U.S. banks by the U.S. Government or its agencies or instrumentalities; or (c) foreign branches of U.S. banks if the U.S. banks would be unconditionally liable in the event the foreign branch failed to pay on such obligation for any reason. Obligations of foreign banks involve somewhat different investment risks from those associated with obligations of U.S. banks. See ``Investment Strategies -- Foreign Securities.''

     The Fund's dollar-weighted average portfolio maturity (or average life with respect to mortgage-related securities), under normal market conditions, will be between two and five years. The Fund may also hold short-term U.S. Government Obligations, ``high-quality'' money market instruments (i.e., those within the two highest rating categories or, if unrated, determined by the Portfolio Management Agent to be comparable in quality to instruments so rated) and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Portfolio Management Agent's opinion, existing circumstances warrant.



BOND FUND


The Bond Fund seeks to provide a high level of total return, including a competitive level of current income, by investing at least 65% of the value of its assets in investment grade debt securities of varying maturities.


     The Bond Fund seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities of varying maturities. The Fund seeks to achieve its objective by utilizing a highly-disciplined, quantitatively-based process to identify fixed income securities which the Fund's Portfolio Management Agent believes are undervalued and are positioned to offer the best relative value to enable the Fund to benefit from anticipated changes in interest rates. Under normal market conditions, at least 65% of the Bond Fund's total assets will be invested in bonds. For purposes of this 65% limitation, the term ``bond'' shall include debt obligations such as bonds and debentures, Government Securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-related securities (including those issued or collateralized by U.S. Government agencies and inverse floating rate mortgage-backed securities), other floating/variable rate obligations, municipal obligations and zero coupon securities.

GOVERNMENT FUND

The Government Fund seeks to provide a high level of current income, consistent with preservation of capital.

     The Government Fund seeks to provide a high level of current income, consistent with preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in Government Securities, including mortgage- backed securities, having an intermediate term average maturity. Under normal market conditions, the Fund's total assets will be primarily invested in Government Securities and in repurchase agreements collateralized by Government Securities. The average portfolio maturity (or average life with respect to mortgage-related securities) generally will be between three and ten years.

     In addition, the Fund may also invest in asset-backed securities collateralized by the U.S. Treasury and certain U.S. Government agencies. It may also hold foreign debt securities guaranteed by the U.S. Government, its agencies or instrumentalities (with respect to 10% of its total assets). Further, the Government Fund may invest in covered put and call options on securities and on indices.

INTERMEDIATE TAX-EXEMPT FUND

The Intermediate Tax-Exempt Fund seeks to provide a high level of current income that is exempt from federal income tax.


     The Intermediate Tax-Exempt Fund seeks to provide a high level of current income that is exempt from federal income tax. As a matter of fundamental policy, the Fund seeks to achieve its investment objective by investing at least 80% of its assets, under normal market conditions, in a broad range of municipal bonds and other obligations issued by state and local governments to finance their operations or special projects. These securities, which are of varying maturities, make interest payments that are exempt from federal income tax. The Fund's dollar-weighted average portfolio maturity, under normal market conditions, will be between three and ten years.


     The Fund's selection of individual securities is based on a number of factors, including anticipated changes in interest rates, the assessment of the yield advantages of different classes of bonds, and an independent analysis of credit quality of individual issues by the Fund's Portfolio Management Agent or the Investment Adviser.

     The Intermediate Tax-Exempt Fund may also invest in letters of credit and U.S. Government Obligations. In addition, the Fund may purchase and sell covered put and call options on securities and on indices.

TAX-EXEMPT FUND

The Tax-Exempt Fund seeks to provide a high level of current income that is exempt from federal income tax.

     The Tax-Exempt Fund seeks to provide a high level of current income that is exempt from federal income tax. The Fund seeks to achieve its objective by anticipating changes in interest rates, analyzing yield differentials for different types of bonds, and analyzing credit for specific issues. As a matter of fundamental policy, the Fund seeks to achieve its investment objective by investing at least 80% of its assets, under normal market conditions, in a broad range of municipal bonds and other obligations issued by state and local governments to finance their operations or special projects. These securities make interest payments that are exempt from federal income tax.

     The Tax-Exempt Fund may also invest in letters of credit and U.S. Government Obligations and zero coupon securities. Further, the Fund may purchase and sell covered put and call options on securities and on indices.

ALL FIXED INCOME FUNDS

     Each Fund may invest in securities of other investment companies, when-issued securities and forward commitments, floating/variable rate obligations (in the case of the Government Fund, if issued by the U.S. Government or certain government agencies) and inverse floating rate obligations. Further, each Fund may enter into repurchase agreements and reverse repurchase agreements. In addition, each Fund may lend its portfolio securities with respect to up to one-third of its net assets.

     Each Fund other than the Convertible Securities Fund may invest only in securities that are rated ``BBB'' or better by S&P, ``Baa'' or better by Moody's or an equivalent rating by another nationally recognized statistical rating organization at the time of purchase, or, if not rated, are considered by the Portfolio Management Agent to be of comparable quality. Debt obligations rated ``BBB'' by S&P, ``Baa'' by Moody's, or the equivalent by such other rating organization may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

     Portfolio securities of each Fund are kept under continuing supervision and changes may be made whenever, in the opinion of the Portfolio Management Agent, a security no longer seems to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes. Neither the length of time a security has been held nor the rate of turnover of a Fund's portfolio is considered a limiting factor on such changes.

                                    --------

     Each Fund may purchase debt obligations that are not rated if, in the opinion of the Portfolio Management Agent, they are of investment quality at least comparable to other rated investments that are permitted by the Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell such security unless the amount of such security exceeds permissible limits. However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent that the ratings given by Moody's, S&P or another nationally recognized statistical rating organization for securities may change as a result of changes in the rating systems or because of corporate reorganization of such rating organizations, a Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objectives and policies of the Fund. The ratings of Moody's and S&P are more fully described in the Appendix to the Statement of Additional Information.

INVESTMENT STRATEGIES


     ASSET-BACKED SECURITIES. The Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. With respect to asset-backed securities purchased by the Intermediate Bond Fund and the Bond Fund, assets generating payments will include motor vehicle installment purchase obligations, credit card receivables and home equity loans, equipment leases, manufactured housing loans and marine loans. The asset-backed securities purchased by the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund represent units of beneficial interest in pools of purchasing contracts, financing leases and sales agreements entered into by municipalities. The Government Fund may invest in asset-backed trusts collateralized by the U.S. Treasury or certain other U.S. Government agencies and instrumentalities. In accordance with guidelines established by the Boards of Trustees and Directors, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (10% with respect to the Intermediate Bond Fund) limitation on such investments.

     The estimated life of an asset-backed security varies with prepayment experience with respect to underlying debt instruments. The rate of such prepayments, and therefore the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. In periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. If a Fund purchases asset-backed securities at a premium, prepayments may result in some loss of the Fund's principal investment to the extent of premium paid.

     BANK INVESTMENT CONTRACTS. The Short/Intermediate Fund and the Bond Fund may invest in bank investment contracts (``BICs'') which are debt obligations issued by banks. BICs require a Fund to make cash contributions to a deposit account at a bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to each Fund's 15% (10% with respect to the Short/Intermediate Fund) limitation on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available in accordance with guidelines established by the Board of Directors or the Board of Trustees, as the case may be. All purchases of BICs will be subject to the applicable quality requirements described under ``Investment Objectives and Policies.''

     CONVERTIBLE SECURITIES. The Convertible Securities and the Bond Funds may invest in convertible securities. Appropriate ratings for the convertible securities purchased by each of these Funds are provided under ``Investment Objectives and Policies''. Because convertible securities have the characteristics of both fixed- income securities and common stock, they sometimes are called ``hybrid'' securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security's market price will tend to fluctuate in relation to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities for both producing current income and longer term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock.



     FLOATING AND VARIABLE RATE INSTRUMENTS. Each of the Funds may purchase instruments (municipal obligations in the case of the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund and instruments issued by the U.S. Treasury or certain U.S. Government agencies or instrumentalities in the case of the Government Fund) having a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase.

     A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid investments if there is no reliable trading market for the investment or if the Fund may not demand payment of the principal amount within seven days.

     FOREIGN SECURITIES. The Intermediate Bond Fund (with respect to 20% of its total assets), the Bond Fund (with respect to 20% of its total assets) and the Government Fund (with respect to 10% of its total assets) may invest in non-convertible (and convertible in the case of the Bond Fund) debt obligations of foreign banks, foreign corporations and foreign governments, which obligations are denominated in and pay interest in U.S. dollars. The Convertible Securities Fund may invest in dollar-denominated Eurodollar securities convertible into the common stock of domestic corporations. The Government Fund may invest in dollar-denominated Eurodollar securities that are guaranteed by the U.S. Government or its agencies or instrumentalities.

     Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. For example, investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, political instability, less complete financial information about the issuers and less market liquidity than domestic securities. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements than and to different accounting, auditing and recordkeeping requirements from domestic banks.

     GOVERNMENT SECURITIES. Government Securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises.


     GUARANTEED INVESTMENT CONTRACTS.  The Short/Intermediate  Fund and the
Bond
Fund may invest in guaranteed investment contracts (``GICs'') issued by U.S. and Canadian insurance companies. GICs require a Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then makes payments to the Fund based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. In accordance with guidelines established by the Trust's Board of Trustees, GICs may be considered illiquid securities and, therefore, subject to the Fund's 15% (10% in the case of the Short/Intermediate Fund) limitation on such investments. All purchases of GICs by the Fund will be subject to the applicable quality requirements described under ``Investment Objectives and Policies.''

     ILLIQUID SECURITIES. Each Fund may invest up to 15% (10% in the case of the Short/Intermediate Fund) of the value of its net assets in securities that are considered illiquid. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose, unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Portfolio Management Agent or Investment Adviser has determined under the supervision and direction of the Trust's Board of Trustees (or, with respect to the Intermediate Bond Fund, the Company's Board of Directors) that an adequate trading market exists for such securities or that market quotations are readily available.

     Each Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by the Portfolio Management Agent or Investment Adviser and approved by the Trust's Board of Trustees (or, with respect to the Intermediate Bond Fund, the Company's Board of Directors). The Board of Trustees or Directors will monitor the Portfolio Management Agent's or Investment Adviser's implementation of these guidelines on a periodic basis.

     INDEX  AND  INTEREST  RATE  FUTURES  CONTRACTS;  OPTIONS.  The
Convertible
Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may attempt to reduce the risk of investments in fixed income securities by hedging a portion of their respective portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. Each of these Funds may attempt to reduce the risk of investment in debt securities by hedging a portion of its portfolio through the use of interest rate futures. Each such Fund will use futures contracts and options on such futures contracts only as a hedge against anticipated changes in the values of securities held in its portfolio or in the values of securities that it intends to purchase.

     Each of the Funds (except the Intermediate Bond Fund) may invest in covered put and covered call options and may write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic security exchanges or over-the-counter.

     See ``Investment Strategies'' in the Statement of Additional Information.


     The use of index and interest rate futures contracts and options may expose a Fund to additional risks and transaction costs. Risks inherent in the use of such instruments include: (1) the risk that interest rates, securities prices or currency markets will not move in the direction that the Portfolio Management Agent anticipates; (2) the existence of an imperfect correlation between the price of such instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible inability to close out certain hedged positions may result in adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange- imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) the leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave a Fund worse off than if it had not entered into the position.

     When a Fund invests in index and interest rate futures contracts and options, it may be required to segregate cash and other high-grade liquid assets or certain portfolio securities to ``cover'' the Fund's position. Assets segregated or set aside generally may not be disposed of so long as a Fund maintains the positions requiring segregation or cover. Segregating assets could diminish a Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.



     INVERSE FLOATING RATE OBLIGATIONS. Each Fund may invest in so called ``inverse floating rate obligations'' or ``residual interest'' bonds, or other related obligations or certificates structured to have similar features. Such obligations generally have floating or variable interest rates that move in the opposite direction from short-term interest rates and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term, fixed-rate, tax-exempt obligations.


     The Bond Fund, the Short/Intermediate Fund and the Government Fund may invest in mortgage-backed securities (see description of ``mortgage-related securities'' below) that have an inverse floating rate.

     INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from federal income taxes) and which seek to maintain a $1.00 net asset value per share. Each Fund, other than the Short/Intermediate Fund, may also invest in securities issued by investment companies that invest in securities in which such Fund could invest directly. Securities of investment companies may be acquired by any of the Funds within the limits prescribed by the Investment Company Act of 1940, as amended (the ``1940 Act''). These limit each such Fund so that: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust or the Company as a whole. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.



     LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank. Only banks that, in the opinion of the Portfolio Management Agent, are of investment quality comparable to other permitted investments of a Fund, may be used for letter of credit-backed investments.

     LOANS OF PORTFOLIO SECURITIES. Each Fund may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets. However, such loans may be made only if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Company, the Investment Adviser, the Portfolio Management Agent or the Distributor.


     MORTGAGE-RELATED SECURITIES. The Short/Intermediate Fund, the Bond Fund
and
the  Government  Fund  may  invest  in  mortgage-backed  securities,   including
collateralized mortgage obligations (``CMOs'') and Government Stripped Mortgage-Backed Securities. The Government Fund may purchase such securities only if they represent interests in an asset-backed trust collateralized by the Government National Mortgage Association (``GNMA''), the Federal National Mortgage Association (``FNMA'') or the Federal Home Loan Mortgage Corporation (``FHLMC'').


     CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of obligations. To the extent that CMOs are considered to be investment companies, investment in such CMOs will be subject to the percentage limitations described under ``Investment Company Securities.''

     Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions (``principal-only'') or interest distributions (``interest-only'') on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

     To the extent that a Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in loss of the Fund's principal investment to the extent of the premium paid. Yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. Like other debt securities, the value of mortgage-related securities will generally fluctuate in response to market interest rates. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. In calculating the average weighted maturity of the Funds, the maturity of mortgage-backed instruments will be based on estimates of average life. Government Stripped Mortgage-Backed Securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that a Fund will be able to effect a trade of a Government Stripped Mortgage-Backed Security at a time when it wishes to do so. A Fund will acquire Government Stripped Mortgage-Backed Securities only if a liquid secondary market for the securities exists at the time of acquisition.


     MUNICIPAL LEASES. The Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in municipal leases, which are generally participations in intermediate-and short-term debt obligations issued by municipalities and consisting of leases or installment purchase contracts for property or equipment. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain ``non-appropriation'' clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although ``non-appropriation'' lease obligations are secured by the leased property, disposition of the property in the event of foreclosure may prove difficult. Municipal lease obligations may be considered illiquid securities and may be subject to each Fund's 15% limitation on such investments. These securities may be determined to be liquid by the Portfolio Management Agent in accordance with its procedures and subject to the supervision and direction by the Board of Trustees of the Trust. See ``Investment Strategies -- Municipal Leases'' in the Statement of Additional Information.

     MUNICIPAL OBLIGATIONS. The Short/Intermediate Fund, the Bond Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may each purchase municipal obligations. As a matter of fundamental policy, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund will invest at least 80% of assets under normal market conditions in municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 30 years. Municipal notes generally have maturities at the time of issuance of three years or less. These notes are generally issued in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with an effective maturity or put date of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.



     The two principal classifications of municipal obligations are ``general obligation'' securities and ``revenue'' securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or from other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds (also known as industrial revenue bonds), which may be purchased only by the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund and which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Certain other of the municipal obligations in which the Funds may invest are:

     TANS. The Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in tax anticipation notes (``TANs''). The possible inability or failure of a municipal issuer to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers include various tax proceeds in a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANS. The Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in bond anticipation notes (``BANs''). The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANS. The Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in revenue anticipation notes (``RANs''). A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could adversely affect the ability of the issuer to pay the principal of, and interest on, RANs.

     See ``Investment Strategies'' in the Statement of Additional Information.

     REPURCHASE AGREEMENTS. Each of the Funds may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. Each of these Funds may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

     REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (``reverse repurchase agreements''). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

     A Fund may not enter into a repurchase agreement or reverse repurchase agreements if, as a result, more than 15% (10% with respect to the Intermediate Bond Fund) of the market value of the Fund's total net assets would be invested in repurchase agreements or reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into repurchase agreements and reverse repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Trust's Board of Trustees or the Company's Board of Directors.


     SECURITIES WITH PUTS. In order to maintain liquidity, the Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may enter into puts with respect to portfolio securities with banks or broker/dealers that, in the opinion of the Portfolio Management Agent, present minimal credit risks. The ability of these Funds to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer defaults on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained by having to sell the security elsewhere.

     STAND-BY COMMITMENTS. The Intermediate Tax-Exempt Fund and the Tax- Exempt Fund may acquire ``stand-by commitments'' with respect to obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the obligations to which the commitment relates. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments acquired by a Fund will be valued at zero in determining the Fund's net asset value.



     U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations consist of bills, notes and bonds issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ primarily in the length of their maturities.

     U.S. GOVERNMENT AGENCY AND INSTRUMENTALITY OBLIGATIONS.
Obligations of U.S.
Government agencies and instrumentalities are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates); (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.


     VARIABLE AMOUNT MASTER DEMAND NOTES. The Short/Intermediate Fund may purchase and sell variable amount master demand notes, which differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder. Their amounts may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer; they are payable on demand or after an agreed-upon notice period, e.g., seven days; and the rates of interest vary pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in these obligations if, in the opinion of the Portfolio Management Agent, they are of an investment quality comparable to rated securities in which the Fund may invest. The Portfolio Management Agent monitors the creditworthiness of issuers of master demand notes on a daily basis. Transfer of these notes is usually restricted by the issuer, and there is no secondary trading market for these notes. The Intermediate Bond Fund may not invest in a master demand note with a demand notice period of more than seven days if, as a result, more than 10% of the value of the Fund's total net assets would be invested in these notes, together with other illiquid securities.


     WARRANTS. The Convertible Securities Fund may invest up to 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities) on securities in which it may invest directly. Warrants represent rights to purchase securities at a specific price valid for a specific period of time.

     WHEN-ISSUED SECURITIES. Each of the Funds may purchase securities (including securities issued pursuant to an initial public offering) on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Funds will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date, if deemed advisable. The purchase price and the interest rate that will be received are fixed at the time of the commitment. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

     ZERO COUPON SECURITIES. Each of the Funds except the Convertible Securities Fund may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity and are issued and traded at a discount. The values of zero coupon securities are subject to greater fluctuations than are the values of income securities that distribute income regularly. Zero coupon securities may be created by separating the interest and principal component of Government Securities or securities issued by private corporate issuers.

INVESTMENT LIMITATIONS

This section outlines each Fund's policies that may be changed only by a majority vote of shareholders.

     Unless otherwise noted, the foregoing investment objectives and related policies and activities of each of the Funds are not fundamental and may be changed by the Board of Trustees of the Trust (or, with respect to the Intermediate Bond Fund, the Board of Directors of the Company) without the approval of shareholders, provided that, with respect to the Intermediate Bond Fund, the policy relating to investment company securities is a fundamental investment policy. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

     As matters of fundamental policy, which may be changed only with approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described in the Statement of Additional Information, no Fund may: (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of its investments in that industry would exceed 25% of the current value of its total assets, provided that there is no limitation with respect to investments in municipal obligations (for the purpose of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users) and in obligations of the U.S. Government, its agencies or instrumentalities; (2) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, except that up to 25% of the value of the total assets of a Fund may be invested without regard to this limitation; (3) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer; or (4) borrow from banks, except that a Fund may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5%). It is also a fundamental policy that each Fund may make loans of portfolio securities. In addition, it is a fundamental policy that the Intermediate Bond Fund may only invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days, and securities that are not readily marketable. Although not a matter of fundamental policy, the Funds consider the securities of foreign governments to be a separate industry for purposes of the 25% asset limitation on investments in the securities of issuers conducting their principal business activity in the same industry.

MANAGEMENT

     The Trust and the Company are managed under the direction of their governing Boards of Trustees and Directors, respectively. Each individual listed below is a member of both the Trust's Board of Trustees and the Company's Board of Directors. The principal occupation of each individual is also listed below.

TRUSTEES AND DIRECTORS

  Edgar R. Fiedler       Vice President and Economic Counsellor,  The Conference
                           Board.

  C. Gary Gerst          Chairman  of  the  Board  of  Directors  and  Trustees;
                           Chairman Emeritus, La Salle Partners, Ltd. (Real Estate Developer and Manager).

  John W. McCarter, Jr.  Senior Vice  President,  Booz  Allen &  Hamilton,  Inc.
                           (Consulting Firm); Director of W.W. Grainger, Inc. and A.M. Castle, Inc.

  Ernest M. Roth         Consultant;  Retired  Senior Vice  President  and Chief
                           Financial Officer, Commonwealth Edison Company.

INVESTMENT ADVISER

This section highlights the experience, services offered, and compensation of the Funds' Adviser.

    Prior to the initial public offering of the Trust's shares, the Trust will enter into an Advisory Contract with Harris Trust with respect to the investment portfolios of the Trust.
The Company has entered into  Advisory  Contracts  with
Harris Trust with  respect to the investment portfolios
 of the Company.      Harris  Trust,  located at 111
West Monroe Street, Chicago, Illinois, is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and was incorporated in 1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31, 1994, Harris Trust had assets of more than $13 billion and was the largest of 14 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly traded Canadian banking institution.

     As of December 31, 1994, Harris Trust managed more than $8 billion in personal trust assets, and acted as custodian of more than $151 billion in assets.

     With respect to the Funds, the Advisory Contracts provide that Harris Trust is responsible for the supervision and oversight of the Portfolio Management Agent's performance (as discussed below).


     For all its services under the Advisory Contracts with the Funds, Harris Trust is entitled to receive monthly advisory fees at the annual rate of 0.70%, 0.70%, 0.65%, 0.65%, 0.65% and 0.65% of the average daily net assets of the Convertible Securities Fund, the Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, respectively. For the fiscal year ended December 31, 1995, Harris Trust received fees, after waivers, at the effective rate of 0.34% of the average daily net assets of the Short/Intermediate Fund. Harris Trust expects to receive, after waivers, advisory fees for the current fiscal year at the annual rate of 0.34% of the average daily net assets of the Short/Intermediate Fund; 0.40% of the average daily net assets of the Bond Fund; 0.30% of the average daily net assets of the Government Fund; and 0.60% of each of the average daily net assets of the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, respectively.


PORTFOLIO MANAGEMENT AGENT

     Harris Trust has entered into Portfolio Management Contracts with Harris Investment Management, Inc. (``HIM'' or the ``Portfolio Management Agent'') under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of the Funds. For the services provided by HIM, Harris Trust will pay to HIM the advisory fees it receives from the Funds. As of June 30, 1995, HIM managed an estimated $13.8 billion in assets.

     Purchase and sale orders of the securities held by each of the Funds may be combined with those of other accounts that HIM manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When HIM determines that a particular security should be bought or sold for any of the Funds and other accounts managed by HIM, HIM undertakes to allocate those transactions among the participants equitably.

PORTFOLIO MANAGEMENT

     The organizational arrangements of the Investment Adviser and the Portfolio Management Agent require that all investment decisions be made by a committee and no one person is responsible for making recommendations to that committee.

GLASS-STEAGALL ACT

     The Glass-Steagall Act, among other things, generally prohibits federally chartered or supervised banks from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although subsidiaries of bank holding companies such as Harris Trust and HIM are permitted to purchase and sell securities upon the order and for the account of their customers.

     It is the position of Harris Trust and HIM that they may perform the services contemplated by the Advisory Contracts, the Portfolio Management Contracts and this Prospectus without violation of the Glass-Steagall Act or other applicable federal banking laws or regulations. It is noted, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, such services. If Harris Trust or HIM were prohibited from performing any of such services, it is expected that the Boards of Trustees and Directors of the Trust and the Company, respectively, would recommend to the Funds' shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Boards of Trustees and Directors.


     To the extent permitted by the Commission, the Funds may pay brokerage commissions to certain affiliated persons. No such commission payments were made during the last fiscal year by the Short/Intermediate Fund.


ADMINISTRATORS, CUSTODIAN AND TRANSFER AGENT

These service providers are responsible for maintaining the books and records of the Funds, handling compliance and regulatory issues, processing buy/sell orders, customer service and the safekeeping of securities.

     First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc.) (``First Data'' or the ``Administrator'') and PFPC Inc. (``PFPC'' or the ``Administrator and Accounting Services Agent'') (collectively, the ``Administrators'') serve as the administrators of the Funds. In such capacity, the Administrators generally assist the Funds in all aspects of their administration and operation. PFPC also serves as the transfer and dividend disbursing agent of the Funds (the ``Transfer Agent'').

     PNC Bank, N.A. (the ``Custodian'') serves as custodian of the assets of the Funds. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC Bank Corp.

     As compensation for their services, the Administrators, the Custodian, and the Transfer Agent are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds and the Trust's and the Company's other investment portfolios, payable monthly at an annual rate of .17% of the first $300 million of average daily net assets; .15% of the next $300 million; and
 .13% of average net assets in excess of $600 million. In addition, a separate fee is charged by PFPC for certain retail transfer agent services and for various custody transactional charges.

DISTRIBUTOR

The Distributor underwrites the Funds' shares which are then available for purchase or redemption.

     Funds Distributor, Inc. (the ``Distributor'') has entered into a Distribution Agreement with the Trust (and, with respect to the Intermediate Bond Fund, the Company) pursuant to which it has the responsibility for distributing shares of the Funds. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of Shares, subject to the terms of the Service Plans described below, pursuant to contractual arrangements between the Trust and the Distributor or the Company and the Distributor and approved by the Board of Trustees of the Trust (or, with respect to the Intermediate Bond Fund, the Board of Directors of the Company).

     See ``Management'' and ``Custodian'' in the Statement of Additional Information for additional information regarding the Funds' Investment Adviser, Portfolio Management Agent, Administrators, Custodian, Transfer Agent and Distributor.

EXPENSES

     Except for certain expenses borne by the Distributor, Harris Trust and HIM, the Trust and the Company each bears all costs of its operations, including the compensation of its Trustees or Directors who are not affiliated with Harris Trust, HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Funds' custodian including those for keeping books and accounts and calculating the net asset value per share of the Funds; expenses of shareholders' meetings and meetings of Boards of Trustees and Directors; expenses relating to the issuance, registration and qualification of shares of the Funds; pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to each Fund are charged against the assets of the Fund. Other general expenses of the Trust and the Company are allocated among the Funds in an equitable manner as determined by the Boards of Trustees and Directors.

DETERMINATION OF NET ASSET VALUE

The Net Asset Value (NAV) is the price or value of one share of a Fund.

     Net asset value per share for each Fund is determined on each day that the New York Stock Exchange (``NYSE'') and the Federal Reserve Bank of Philadelphia (the ``Fed'') are open for trading. For a list of the days on which the net asset value will not be determined, see ``Determination of Net Asset Value'' in the Statement of Additional Information. The net asset value per share of each of the Funds is determined by dividing the value of the total assets of a Fund less all of its liabilities by the total number of outstanding shares of that Fund.

     The net asset value per share of each of the Funds is determined at the close of regular trading on the NYSE on each day the Funds are open for business. The value of securities of the Funds (other than bonds and debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange on which the securities are traded as of the close of regular trading on the NYSE (which is currently 4:00 P.M., New York City time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets are valued at closing over-the-counter bid prices. Bonds are valued at the mean of the last bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event as well as in those instances where prices of securities are not readily available, the fair value of those securities will be determined in good faith by or under the direction of the Board of Trustees or Directors, as the case may be. Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost when the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, has determined that amortized cost valuation represents fair value.

PURCHASE OF SHARES

Contact your broker, financial institution or service agent for answers to any questions you may have about purchasing shares.

     Shares of any of the Funds may be purchased through authorized broker/dealers, financial institutions and service agents (``Institutions'') on any day the NYSE and the Fed are open for business. Individual investors will purchase all shares directly through Institutions which will transmit purchase orders directly to the Distributor. Institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their customers for such services, which would reduce the customers' yield or return. No minimum initial or subsequent investment limitations have been imposed. Each Institution through which shares may be purchased may establish its own terms with respect to the requirement of a minimum initial investment and minimum subsequent investments.

     The Trust (or the Company with respect to the Intermediate Bond Fund) reserves the right to reject any purchase order. All funds, net of sales charge, if any, will be invested in full and fractional shares. Checks will be accepted for the purchase of any Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Funds at the address and telephone number on the cover of this Prospectus.

     Purchase orders for shares of a Fund received in good order by the Distributor prior to the close of regular trading (4:00 P.M., New York City time) on the NYSE will be executed at the offering price, which includes a sales charge, next determined on that day. Orders placed directly with the Distributor must be paid for by check or bank wire on the next business day. Payment for the shares purchased through an Institution will not be due until settlement date, normally three business days after the order has been executed.

Although Class A Shares of the Funds are sold with a sales load of up to 4.50%, there are a number of ways to reduce the sales load.

     When Class A Shares of the Funds are purchased through an Institution, the Distributor reallows a portion of the sales charge. No sales charge will be assessed on the reinvestment of distributions.

     Sales charges for Class A Shares of the Funds are as follows:

                                                          SALES CHARGE     DEALER ALLOWANCE
                                                  SALES    AS % OF NET         AS % OF
             AMOUNT OF PURCHASE                  CHARGE  AMOUNT INVESTED
OFFERING PRICE
Less than $100,000                                4.50%       4.71%             4.25%

$100,000 up to (but less than) $200,000           4.00        4.17              3.75

$200,000 up to (but less than) $400,000           3.50        3.63              3.25

$400,000 up to (but less than) $600,000           2.50        2.56              2.25

$600,000 up to (but less than) $800,000           2.00        2.04              1.75

$800,000 up to (but less than) $1,000,000         1.00        1.01              0.75

$1,000,000 and over                                .00         .00               .00


     No sales charge will be assessed on purchases by (a) any bank, trust company, or other institution acting on behalf of its fiduciary customer accounts or any other trust account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the ``Code'')); (b) individuals with an investment account or relationship with HIM; (c) directors and officers of the Company; (d) directors, current and retired employees of Harris Bankcorp, Inc. or any of its affiliates and the immediate family members of such individuals (spouses and children under 21); (e) brokers, dealers, and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals); (f) financial institutions, financial planners, employee benefit plan consultants or registered investment advisers acting for the accounts of their clients and (g) customers of Harris Trust and its affiliate banks.


     Depending upon the terms of the particular customer account, financial services institutions, including Harris Trust and HIM, may charge account fees for automatic investment and other cash management services which they provide, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. This Prospectus should be read in connection with any information received from financial services institutions.

     The Right of Accumulation allows an investor to combine the amount being invested in Class A Shares of the non-money market funds of the Trust and the Company with the total net asset value of Class A Shares currently being purchased or already owned of such funds to determine reduced sales charges in accordance with the above sales charge schedule. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time by the Funds with respect to all Class A Shares purchased thereafter.

     A Letter of Intent allows an investor to purchase Class A Shares of the non-money market funds of the Trust and the Company over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of Class A Shares already owned pursuant to the terms of the letter of such Fund. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. If such amount is not invested within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid.

     Each Fund also offers Institutional Shares. Different classes of shares of a single portfolio may bear different sales charges (if any) and other expenses which may affect their relative performance. Investors may call 1-800-982-8782 to obtain more information concerning Institutional Shares of the Funds.

REDEMPTION OF SHARES

There is no charge by the Funds for redemptions, although Institutions may charge an account-based service fee.


     Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Distributor directly or through any Institution.


     There is no charge for  redemption  transactions,  but an  Institution  may charge an account-based service fee. Redemption orders received by an Institution before the close of the NYSE with respect to shares of a Fund and received by the Distributor before the close of business on the same day will be executed at the Fund's net asset value per share next determined on that day. Redemption orders received by an Institution after the close of the NYSE, or not received by the Distributor prior to the close of business, will be executed at the Fund's net asset value next determined on the next business day.

     Redemption orders for a Fund that are received in good order by 4:00 P.M. (New York City time) will normally be remitted within five business days but not more than seven days. In the case of a redemption request made shortly after a recent purchase, the redemption proceeds will be distributed upon the clearance of the shareholder's check used to purchase the Fund's shares which may take up to 15 days or more after the investment. The proceeds may be more or less than cost and, therefore, a redemption may result in a gain or loss for federal income tax purposes. Payment of redemption proceeds may be made in readily marketable securities.

REDEMPTION THROUGH INSTITUTIONS

     Proceeds of redemptions made through authorized Institutions will be credited to the shareholder's account with the Institution. A redeeming shareholder may request a check from the Institution or may elect to retain the redemption proceeds in such shareholder's account. The Institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for the proceeds or prior to disbursement or reinvestment of the proceeds on behalf of the shareholder.

     Because of the high cost of maintaining small accounts, the Trust (or the Company with respect to the Intermediate Bond Fund) reserves the right to involuntarily redeem accounts on behalf of shareholders whose share balances fall below $500 unless this balance condition results from a decline in the market value of a Fund's assets. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

EXCHANGE PRIVILEGE

Once you have held shares for 7 days or more, you can exchange these shares for other eligible Harris Insight Fund Class A Shares

     Class A Shares of any of the Funds that have been held for seven days or more may be exchanged for shares of any other fund in the Harris Insight Funds in an identically registered account, provided Class A Shares of the Fund to be acquired are registered for sale in the shareholder's state of residence, on the following terms: Class A Shares of the non-money market funds of the Trust and the Company may be exchanged for shares of one another and for Class A Shares of each of the money market funds of the Company, all at respective net asset values. In addition, Class A Shares of a Fund that have been exchanged pursuant to these privileges may be re-exchanged at respective net asset values of Class A Shares of the Fund in which they were originally invested upon notification.

     Procedures applicable to redemption of a Fund's shares are also applicable to exchanging shares. The Trust (or the Company with respect to the Intermediate Bond Fund) reserves the right to limit the number of times shares may be exchanged between the Harris Insight Funds, to reject any telephone exchange order or otherwise to modify or discontinue exchange privileges at any time upon 60 days written notice. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

SERVICE PLANS

The Service Plans for the Funds allow these Funds to pay Service Agents for certain servicing activities provided to their customers.

     Under each Fund's Service Plan relating to Class A Shares, each Fund bears the costs and expenses in connection with advertising and marketing the Fund's shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisers, accountants and estate planning firms (collectively, ``Service Agents'') for servicing activities, as described below, at a rate up to 0.25% per annum of the average daily net asset value of the Fund's Class A Shares. However, Harris Trust or HIM, in lieu of a Fund, from time to time in its sole discretion, may volunteer to bear the costs of such fees to certain Service Agents. The Administrators and the Distributor may act as Service Agents and receive fees under a Service Plan.

     In addition to the fees paid by a Fund, the Fund may, pursuant to the Service Plan, defray all or part of the cost of preparing and printing brochures and other promotional materials and of delivering prospectuses and those materials to prospective shareholders of the Fund by paying on an annual basis up to the greater of $100,000 or 0.05% of the net asset value of the Fund's Class A Shares (but not in any case greater than such costs). For more information concerning expenses pursuant to the Service Plans, see ``Management.''

     Servicing   activities  provided  by  Service  Agents  to  their  customers investing in the Funds may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding the Funds; assisting customers in changing dividend options, account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund Shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires, distribution and such other services as a Fund may request, to the extent the Service Agent is permitted to do so by applicable statute, rule or regulation.

DIVIDENDS AND DISTRIBUTIONS

All Funds, except the Convertible Securities Fund, declare and pay dividends monthly, while the Convertible Securities Fund declares and pays dividends quarterly.

     Dividends from net investment income of each of the Funds, except the Convertible Securities Fund, will be declared daily and paid monthly. Dividends from net investment income of the Convertible Securities Fund will be declared and paid quarterly. Each Fund's net taxable capital gains, if any, will be distributed at least annually (to the extent required to avoid imposition of the 4% excise tax described below). Dividends and distributions paid by any of the Funds will be invested in additional shares of the same Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund will forward to the Transfer Agent the monies for dividends to be paid in cash on the payment date.


     Shareholders who redeem all their shares of any of the Funds prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends but unpaid on such shares on the next dividend payment date.


FEDERAL INCOME TAXES


     Each Fund (and each of the other Harris Insight Funds) will be treated as a separate entity for tax purposes and thus the provisions of the Internal Revenue Code (the ``Code'') generally will be applied to each Fund separately, rather than to the Trust or the Company as a whole. As a result, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. The Trust (or the Company with respect to the Short/Intermediate Fund) intends to qualify each Fund as a regulated investment company under Subchapter M of the Code. As a portfolio of a regulated investment company, each Fund will not be subject to federal income taxes with respect to net investment income and net capital gains distributed to its shareholders, as long as it distributes 90% or more of its net investment income (including net short-term capital gains) each year.


     Because substantially all of the income of each Fund will arise from interest, no part of the distributions to shareholders is expected to qualify for the dividends- received deduction allowed to Corporations under the Code.

     Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deductions.

     A taxable gain or loss may also be realized by a holder of shares in a Fund upon the redemption or transfer of shares depending on the tax basis of the shares and their price at the time of the transaction.

     Because more than 50% of the value of the total assets of each of the Tax-Exempt Fund and the Intermediate Tax-Exempt Fund at the close of each quarter of its taxable year is expected to consist of obligations the interest on which is exempt from federal income tax, these Funds expect to qualify under the Code to pay ``exempt-interest dividends.'' Dividends distributed by each of these Funds that are attributable to interest from tax-exempt securities will be designated by the Fund as an ``exempt-interest dividend,'' and, as such, will generally be exempt from federal income tax.

     In the case of the shareholders of each of the Tax-Exempt Fund or the Intermediate Tax-Exempt Fund, interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax. In addition, the portion of an exempt-interest dividend allocable to certain tax-exempt obligations will be treated as a preference item for purposes of the alternative minimum tax imposed on both individuals and corporations. Persons who may be ``substantial users'' (or ``related persons'' of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in the Tax- Exempt Fund or the Intermediate Tax-Exempt Fund.

     The exemption of exempt-interest dividends paid by each of the Tax-Exempt Fund and the Intermediate Tax-Exempt Fund for federal income tax purposes may not result in similar exemptions under the tax law of state and local authorities. In general, only interest earned on obligations issued by the state or locality in which the investor resides will be exempt from state and local taxes. Shareholders should consult their advisers about the status of dividends from these Funds in their own states and localities. Each year the Trust will notify shareholders of the tax status of distributions.

     Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.


     The Trust (or the Company with respect to the Short/Intermediate Fund) will be required to withhold, subject to certain exemptions, a portion (currently, 31%) from dividends paid or credited to individual shareholders and of redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Trust (or the Company with respect to the Intermediate Bond Fund) or Transfer Agent.


ACCOUNT SERVICES

     Shareholders receive a Statement of Account whenever a share transaction, dividend or capital gain distribution is effected in the accounts, or at least annually. Shareholders can write or call the Funds at the address and telephone number on page one of this Prospectus with any questions relating to their investment in shares of the Funds.

ORGANIZATION AND CAPITAL STOCK


     The Trust is a diversified open-end management investment company which was organized on December 6, 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers shares of beneficial interest, $.001 par value, for sale to the public. Currently the Trust has eleven portfolios in operation. The Board has authorized each of the eleven Funds which are portfolios of the Trust to issue two classes of shares, Class A and Institutional Shares.

     The Company, which was incorporated in Maryland on September 16, 1987, is a diversified, open-end management investment company. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. Currently, the Company has six portfolios in operation. The Board has authorized the Short/Intermediate Fund to issue two classes of shares, Class A and Institutional Shares.

     Institutional Shares of the Funds, which are offered only to certain classes of investors, do not bear any sales, marketing or distribution expenses. In the future, the Board of Trustees of the Trust and the Board of Directors of the Company may authorize the issuance of shares of additional investment portfolios and additional classes of shares of any portfolio. Different classes of shares of a single portfolio may bear different sales charges and other expenses which may affect their relative performance. Information regarding other classes of shares may be obtained by calling the Funds at the telephone number shown on the cover page of this Prospectus or from any institution which makes available shares of the Funds. All shares of the Trust and all shares of the Company have equal voting rights and the shares of each will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting rights of shareholders is contained in the Statement of Additional Information. All shares of the Trust and all shares of the Company, when issued, will be fully paid and non-assessable.

     As of January 31, 1996, Harris Trust held of record 4,031,259 shares, equal to 81.62% of the outstanding shares of the Short/Intermediate Fund. Harris Trust has indicated that it holds its shares on behalf of various client accounts and not as beneficial owner.



     The Trust and the Company may dispense with annual meetings of shareholders in any year in which Trustees and Directors are not required to be elected by shareholders. The Board of Trustees of the Trust and the Board of Directors of the Company, when requested by at least 10% of the Trust's or the Company's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees or of a Director or Directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

     There is a possibility that the Trust might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Company. There is a possibility that the Company might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Trust.

REPORTS TO SHAREHOLDERS

     The fiscal year of both the Trust and the Company ends on December 31. Each of the Trust and the Company will send to its shareholders a semi-annual report showing the investments held by each of the Funds and other information (including unaudited financial statements) pertaining to the Trust or the Company, as the case may be. An annual report, containing financial statements audited by independent accountants, is also sent to shareholders.

CALCULATION OF YIELD AND TOTAL RETURN


     From time to time each of the Funds may advertise its yield, tax-equivalent yield and ``total return.'' ``Total return'' refers to the amount an investment in Class A Shares of a Fund would have earned, including any increase or decrease in net asset value, over a specified period of time and assumes the payment of the maximum sales load and the reinvestment of all dividends and distributions. The total return of each Fund shows what an investment in Class A Shares of the Fund would have earned over a specified period of time (such as one, five or ten years or the period of time since commencement of operations, if shorter) assuming the payment of the maximum sales loads when the investment was first made and that all distributions and dividends by the Fund were reinvested on their reinvestment dates during the period less all recurring fees. When a Fund compares its total return to that of other mutual funds or relevant indices, its total return may also be computed without reflecting the sales load so long as the sales load is stated separately in connection with the comparison.

     The yield of each Fund refers to the income generated by an investment in Class A Shares of the Fund over a 30-day period (which period will be stated in the advertisement). This income is then ``annualized.'' That is, the amount of income generated by the investment during the 30-day period is assumed to be earned and reinvested at a constant rate and compounded semi-annually. The annualized income is then shown as a percentage of the investment.



     The ``tax-equivalent yield'', which will be calculated only for the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, refers to the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax-free yield, and is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. Thus, the tax-equivalent yield for a Fund will always exceed that Fund's yield.

     A Fund's performance figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.

INVESTMENT ADVISER
Harris Trust & Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

PORTFOLIO MANAGEMENT AGENT
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60603

ADMINISTRATORS
First Data Investor Services Group, Inc.
53 State Street
Boston, Massachusetts 02109

PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
Funds Distributor, Inc.
One Exchange Place
Boston, Massachusetts 02109

CUSTODIAN
PNC Bank, N.A.
Broad and Chestnut Streets
Philadelphia, Pennsylvania 19101

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
PFPC Inc.
P.O. Box 8950
Wilmington, Delaware 19885

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
Philadelphia, Pennsylvania

LEGAL COUNSEL
Bell, Boyd & Lloyd
Chicago, Illinois






HARRIS INSIGHT MONEY MARKET FUNDS

HARRIS INSIGHT FUNDS
One Exchange Place, Boston, Massachusetts 02109
Telephone: (800) 982-8782

     HT Insight Funds, Inc. (the ``Company'') currently offers shares representing interests in six mutual funds. This Prospectus describes one class of shares (``Class A Shares'' or ``Shares'') of each of the Company's three Money Market Funds (the ``Funds''):

o   Harris Insight Government Money Market Fund (the ``Government Money Fund'')

o   Harris Insight Money Market Fund (the ``Money Fund'')

o   Harris Insight Tax-Exempt Money Market Fund (the ``Tax-Exempt Money Fund'')


     Harris Trust & Savings Bank is the Investment Adviser to the Funds and Harris Investment Management, Inc., a subsidiary of Harris Bankcorp, Inc., acts as Portfolio Management Agent for two of the Funds. Shares of each Fund are offered by Funds Distributor, Inc., the Company's distributor.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds. Please read and retain it for future reference. A Statement of Additional Information dated February 21, 1996, containing more detailed information about the Funds has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated by reference into this Prospectus. The Statement of Additional Information and the most recent financial statements may be obtained without charge by writing or calling the Company at the address and telephone number printed above. Separate Prospectuses for the other investment portfolios offered by the Company may be obtained without charge by writing or calling the Company at the address and telephone number printed above.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR  OBLIGATIONS  OF, OR
GUARANTEED OR
ENDORSED BY HARRIS TRUST & SAVINGS BANK, OR ANY OF ITS  AFFILIATES,
AND ARE NOT
INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION,  THE FEDERAL
RESERVE  BOARD,  OR ANY  OTHER  AGENCY.  AN  INVESTMENT  IN THE
FUNDS  INVOLVES
INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     SHARES OF THE MONEY MARKET FUNDS ARE NEITHER  INSURED NOR
GUARANTEED BY THE
U.S. GOVERNMENT. ALTHOUGH EACH MONEY MARKET FUND IS ACTIVELY
MANAGED TO MAINTAIN
A STABLE NET ASSET VALUE OF $1.00 PER SHARE,  THERE IS NO ASSURANCE
THAT IT WILL
BE ABLE TO DO SO.

                                    --------

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE
SECURITIES AND
EXCHANGE COMMISSION (THE ``COMMISSION'') OR ANY STATE SECURITIES
COMMISSION NOR
HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.



February 21, 1996

TABLE OF CONTENTS

                                              PAGE

Expense Table                                   3
Highlights                                      4
Financial Highlights                            5
Investment Objectives and Policies              8
   Government Money Fund                        8
   Money Fund                                   8
   Tax-Exempt Money Fund                        9
Investment Strategies                          10
Investment Limitations                         14
Management                                     15
Determination of Net Asset Value               18
Purchase of Shares                             19
Redemption of Shares                           20
Service Plan                                   21
Dividends and Distributions                    21
Federal Income Taxes                           22
Account Services                               23
Organization and Capital Stock                 23
Reports to Shareholders                        24
Calculation of Yield                           24


     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and/or in the Funds' official sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or the Distributor. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

EXPENSE TABLE

     Expenses and fees payable by Class A shareholders are summarized in this table and expressed as a percentage of average net assets.

     The following table illustrates the expenses and fees expected to be incurred by an investment in Class A Shares of each of the Funds. Class A Shares of each Fund represent equal, pro rata interests in that Fund. Class A Shares bear expenses payable (at the rate of up to 0.35% per annum) to organizations for the services they provide to the beneficial owners of Class A Shares. See ``Service Plan''.


                                                        GOVERNMENT                         TAX-EXEMPT
                                                        MONEY FUND        MONEY FUND       MONEY
FUND
                                                         CLASS A           CLASS A          CLASS A

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases                 None             None               None

ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets after
  voluntary fee waivers)
Advisory Fees                                             0.11%            0.11%              0.11%
Rule 12b-1 Fees (after waivers)                           0.26%            0.27%              0.27%
Other Expenses                                            0.20%            0.18%              0.18%
Total Fund Operating Expenses                             0.57%            0.56%              0.56%


Without waivers, Rule 12b-1 Fees for Class A shares of each Fund would have been 0.35% of a Fund's average net assets. Without waivers, total operating expenses for the fiscal years ended December 31, 1995 and 1994 (i) for the Government Money Fund would have been 0.67% and 0.66%, (ii) for the Money Fund would have been 0.65% and 0.65%, and (iii) for the Tax-Exempt Money Fund would have been 0.65% and 0.65%. Customers of a financial institution, such as Harris Trust & Savings Bank, may be charged certain fees and expenses by their institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client (e.g., trust, estate settlement, advisory and custodian services).


With respect to each Fund, the amount of ``Other Expenses'' in the table above is based on amounts incurred during the most recent fiscal year.

EXAMPLE

You would pay the following expenses on a $1,000 investment in Class A Shares, assuming (1) a hypothetical 5% gross annual return and (2) redemption at the end of each time period:

                           Government                            Tax-Exempt
                           Money Fund         Money Fund         Money Fund

1 year                       $ 6                 $ 6                $ 6
3 years                       18                  18                 18
5 years                       32                  31                 31
10 years                      71                  70                 70


THIS  EXAMPLE  SHOULD  NOT BE  CONSIDERED  A  REPRESENTATION  OF PAST
OR  FUTURE
EXPENSES OR PERFORMANCE WHICH MAY BE MORE OR LESS THAN THOSE
SHOWN.

The purpose of the expense table is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. For more information concerning the various costs and expenses, see ``Management.''

HIGHLIGHTS


The following three investment portfolios are described in this Prospectus:


GOVERNMENT MONEY FUND -- a money market fund that invests in short-term obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and certain repurchase agreements.

MONEY FUND -- a money market fund that invests in a broad range of short-term money market instruments.

TAX-EXEMPT MONEY FUND -- a money market fund that invests primarily in high-quality, short-term municipal obligations.

     The investment objective of each Fund is to provide investors with as high a level of current income (exempt from federal income tax, in the case of the Tax-Exempt Money Fund) as is consistent with its investment policies and with preservation of capital and liquidity.

WHO MANAGES EACH FUND'S INVESTMENTS?


     Harris Trust & Savings Bank (``Harris Trust'' or the ``Investment Adviser'') is the investment adviser for each Fund. Harris Trust has provided investment management services to clients for over 100 years. Harris Trust provides investment services for pension, profit-sharing and personal portfolios. As of June 30, 1995, assets under management total approximately $23 billion. See page 16.

     Harris Investment Management, Inc. (``HIM'' or the ``Portfolio Management Agent'') provides daily portfolio management services for the Government Money Fund and the Money Fund. HIM and its predecessors have managed client assets for over 100 years. HIM has a staff of 96, including 64 professionals, providing investment expertise to the management of Harris Insight Funds and for pension, profit-sharing and institutional portfolios. As of June 30, 1995, assets under management are estimated to exceed $13 billion. See page 17.

     Harris Trust and HIM are subsidiaries of Harris Bankcorp, Inc.

WHAT ADVANTAGES DO THE FUNDS OFFER?

     The Funds are designed for individual and institutional investors. A single investment in shares of the Harris Insight Funds gives the investor benefits customarily available only to large investors, such as diversification of investment, greater liquidity and professional management, block purchases of securities, relief from bookkeeping, safekeeping of securities and other administrative details.

WHEN ARE DIVIDENDS PAID?


     Dividends from each of the Funds are declared daily and paid monthly. See page 22.


HOW ARE SHARES REDEEMED?


     Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Registered Representative servicing your account, the Distributor, or through any Service Agent. See page 20.


WHAT RISKS ARE ASSOCIATED WITH EACH FUND?


     Each Fund's performance may change daily based on many factors, including the quality of the Fund's investments, economic conditions and general market conditions. There is no assurance that any Fund will achieve its investment objective. See ``Investment Strategies.''

FINANCIAL HIGHLIGHTS

     This table shows the total return on one Class A share for each period illustrated.


     The following financial highlights are derived from the financial statements of the Company for the year ended December 31, 1995 audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the financial statements and notes thereto that appear in the Statement of Additional Information and which are incorporated by reference in this Prospectus.





                                                                     GOVERNMENT MONEY MARKET
FUND
                                        YEAR          YEAR       YEAR       YEAR       YEAR
YEAR       YEAR       02/11/88*
                                        ENDED         ENDED      ENDED      ENDED      ENDED
ENDED      ENDED         TO
                                       12/31/95     12/31/94    12/31/93   12/31/92   12/31/91
12/31/90   12/31/89    12/31/88
Net Asset Value, Beginning of Period   $ 1.00        $ 1.00      $ 1.00     $ 1.00     $ 1.00
$ 1.00     $ 1.00      $ 1.00
Income From Investment Operations:
   Net Investment Income                 .054          .037        .026       .033        .055       .075
 .084        .061
     Total from Investment Operations    .054          .037        .026       .033        .055
 .075       .084        .061
Less Distributions:
   Net Investment Income                (.054)        (.037)      (.026)     (.033)      (.055)
(.075)     (.084)      (.061)
     Total distributions                (.054)        (.037)      (.026)     (.033)      (.055)     (.075)
(.084)      (.061)
Net Asset Value, End of Period         $ 1.00        $ 1.00      $ 1.00     $ 1.00      $ 1.00     $
1.00     $ 1.00      $ 1.00
Total return                             5.51%         3.72%       2.62%      3.42%       5.67%
7.78%      8.80%       6.27%(3)
Ratios/Supplemental Data:
   Net Assets, End of Period $(000)   264,426       229,619     263,909    140,134     632,663
87,098     35,751      43,870
   Ratios of Expenses to Average
    Net Assets(1)                        0.57%         0.60%       0.61%      0.66%       0.71%
0.52%      0.40%       0.54%(2)
   Ratios of Net Investment Income
    to Average Net Assets                5.36%         3.62%       2.57%      3.34%       5.45%
7.49%       8.45%      7.24%(2)

--------

*    Date commenced operations.


(1) Reflects expenses after waivers of advisory fees and other expenses based on net expenses incurred during the most recent fiscal year. Without the voluntary waiver of fees, the expense ratios for the Government Money Fund for the years ended December 31, 1995, 1994, 1993, 1992, 1991, 1990 and
     1989 and the period ended December 31, 1988, would have been 0.67%, 0.66%, 0.70%, 0.70%, 0.78%, 0.83%, 0.88% and 0.99% (annualized) for the Government
     Money Fund.


(2)  Annualized.

(3)  Total returns for periods of less than one year are not annualized.


                                                                          MONEY MARKET FUND
                                        YEAR          YEAR       YEAR       YEAR       YEAR
YEAR       YEAR       02/10/88*
                                        ENDED         ENDED      ENDED      ENDED      ENDED
ENDED      ENDED         TO
                                       12/31/95     12/31/94    12/31/93   12/31/92   12/31/91
12/31/90   12/31/89    12/31/88

Net Asset Value, Beginning of Period   $ 1.00        $ 1.00      $ 1.00     $ 1.00     $ 1.00
$ 1.00     $ 1.00      $ 1.00
Income From Investment Operations
   Net Investment Income                 .054          .037        .027       .034       .057        .077
 .086        .064
    Total from Investment Operations     .054          .037        .027       .034       .057
 .077       .086        .064
 Less Distributions:
   Net Investment Income                (.054)        (.037)      (.027)     (.034)     (.057)
(.077)     (.086)      (.064)
    Total distributions                 (0.54)        (.037)      (.027)     (.034)     (.057)      (.077)
(.086)      (.064)
Net Asset Value, End of Period         $ 1.00        $ 1.00      $ 1.00     $ 1.00     $ 1.00      $
1.00     $ 1.00      $ 1.00
Total return                             5.58%         3.79%       2.69%      3.41%      5.87%
7.94%      9.01%       6.59%(3)
Ratios/Supplemental Data:
   Net Assets, End of Period $(000)   423,588       530,366     348,984    383,280    263,419
153,934    172,439     112,144
   Ratios of Expenses to Average
    Net Assets(1)                        0.56%         0.55%       0.57%      0.60%      0.71%
0.67%      0.58%       0.46%(2)
   Ratios of Net Investment Income
    to Average Net Assets                5.42%         3.79%       2.66%      3.34%      5.69%
7.66%      8.60%       7.15%(2)

--------

*    Date commenced operations.


(1) Reflects expenses after waivers of advisory fees and other expenses based on net expenses incurred during the most recent fiscal year. Without the voluntary waiver of fees, the expense ratios for the years ended December 31, 1995, 1994, 1993, 1992, 1991, 1990 and 1989 and the period for the
     Money Fund ended December 31, 1988, would have been 0.65%, 0.65%, 0.72%, 0.73%, 0.74%, 0.78%, 0.85% and 0.87% (annualized).


(2)  Annualized.

(3)  Total returns for periods of less than one year are not annualized.


                                                                        TAX-EXEMPT MONEY MARKET
FUND
                                        YEAR          YEAR       YEAR       YEAR       YEAR
YEAR       YEAR       02/09/88*
                                        ENDED         ENDED      ENDED      ENDED      ENDED
ENDED      ENDED         TO
                                       12/31/95     12/31/94    12/31/93   12/31/92   12/31/91
12/31/90   12/31/89    12/31/88

Net Asset Value, Beginning of Period   $ 1.00        $ 1.00      $ 1.00     $ 1.00     $ 1.00
$ 1.00     $ 1.00      $ 1.00
Income From Investment Operations:
    Net Investment Income                .033          .023        .020       .025       .041        .053
 .058        .043
     Total from Investment Operations    .033          .023        .020       .025       .041
 .053       .058        .043
Less Distributions:
    Net Investment Income               (.033)        (.023)      (.020)     (.025)     (.041)
(.053)     (.058)      (.043)
     Total distributions                (.033)        (.023)      (.020)     (.025)     (.041)      (.053)
(.058)      (.043)
Net Asset Value, End of Period         $ 1.00        $ 1.00      $ 1.00     $ 1.00     $ 1.00      $
1.00     $ 1.00      $ 1.00
Total return                             3.31%         2.30%       1.99%      2.54%      4.16%
5.51%      5.91%       4.39%(3)
Ratios/Supplemental Data:
   Net Assets, End of Period $(000)   170,570       123,501     168,440    152,821    157,693
136,117    112,674     103,192
   Ratios of Expenses to Average
    Net Assets(1)                        0.56%         0.54%       0.54%      0.62%      0.49%
0.47%      0.43%       0.51%(2)
   Ratios of Net Investment Income
    to Average Net Assets                3.25%         2.20%       1.97%      2.50%      4.08%
5.38%      5.76%       4.81%(2)

--------

*    Date commenced operations.


(1) Reflects expenses after waivers of advisory fees and other expenses based on net expenses incurred during the most recent fiscal year. Without the voluntary waiver of fees, the expense ratios for the Tax-Exempt Money Fund for the years ended December 31, 1995, 1994, 1993, 1992, 1991, 1990 and
     1989 and the period ended December 31, 1988, would have been 0.65%, 0.65%, 0.71%, 0.73%, 0.75%, 0.78%, 0.82% and 0.85%.


(2)  Annualized.

(3)  Total returns for periods of less than one year are not annualized.

INVESTMENT OBJECTIVES AND POLICIES

     This section describes some of the securities that the Funds may purchase and certain investment techniques which the Funds may use to pursue their investment objectives.

     The investment objective of each Fund is to provide investors with as high a level of current income (which, in the case of the Tax-Exempt Money Fund, is exempt from federal income taxes) as is consistent with its investment policies and with preservation of capital and liquidity. Current income provided by the securities in which the Funds invest is not likely to be as high as that provided by securities with longer maturities or lower quality, which may involve greater risk and price volatility. Each Fund will invest in U.S. dollar-denominated securities with maturities of thirteen months or less. The Money Fund will not purchase a security (other than a Government Security) unless the security is rated by at least two nationally recognized rating agencies (such as Standard & Poor's Corporation (``S&P'') or Moody's Investors Service, Inc. (``Moody's'')) within the two highest ratings assigned to short-term debt securities (or, if not rated or rated only by one rating agency, is determined to be of comparable quality), and not more than 5% of the total assets of the Fund would be invested in securities bearing the second highest rating. The Tax-Exempt Money Fund will not purchase a security (other than a Government Security) unless the security is rated by at least two such rating agencies within the two highest ratings assigned to short-term debt securities (or, if not rated or rated by only one rating agency, is determined to be of comparable quality). Determinations of comparable quality shall be made in accordance with procedures established by the Board of Directors. Each Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a net asset value per share of $1.00. There is no assurance that the net asset value per share of the Funds will be maintained at $1.00.

GOVERNMENT MONEY FUND

     The Government Money Fund invests in obligations issued or guaranteed by the U.S Government or its agencies or instrumentalities that have remaining maturities of thirteen months or less.

     The Government Money Fund, formerly known as Harris Insight Government Assets Fund, invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (``Government Securities'') that have remaining maturities not exceeding thirteen months and in certain repurchase agreements described below.

     The Government Money Fund invests in obligations of U.S. Government agencies and instrumentalities only when the Portfolio Management Agent is satisfied that the credit risk with respect to the issuer is minimal.

     A further description of these obligations is included under ``Investment Strategies.''

MONEY FUND

     The Money Fund invests in short-term money market instruments, including U.S. Government, bank and commercial obligations with remaining maturities of thirteen months or less.

     The Money Fund, formerly known as Harris Insight Cash Management Fund, invests in a broad range of short-term money market instruments that have remaining maturities not exceeding thirteen months, including Government Securities and bank and commercial obligations.

     Bank obligations include negotiable certificates of deposit, bankers' acceptances and fixed time deposits. The Money Fund limits its investments in domestic bank obligations to obligations of U.S. banks (including foreign branches and thrift institutions) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or whose deposits are insured by the Federal Deposit Insurance Corporation (``U.S. banks''). The Money Fund limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches): (a) which banks at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets and
(ii) are among the 100 largest banks in the world, as determined on the basis of assets, and have branches or agencies in the U.S.; and (b) which obligations, in the opinion of the Portfolio Management Agent, are of an investment quality comparable to obligations of U.S. banks that may be purchased by the Money Fund. The Money Fund may invest more than 25% of the current value of its total assets in obligations (including repurchase agreements) of: (a) U.S. banks; (b) U.S. branches of foreign banks that are subject to the same regulation as U.S. banks by the U.S. Government agencies or (c) foreign branches of U.S. banks if the U.S. banks would be unconditionally liable in the event the foreign branch failed to pay on such obligations for any reason.


     The profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. In addition, domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. Obligations of foreign banks involve somewhat different investment risks from those affecting obligations of U.S. banks. See ``Investment Strategies -- Foreign Securities.''


     The commercial paper purchased by the Money Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

     The Money Fund may also invest in bank investment contracts (``BICs''), asset-backed securities, guaranteed investment contracts (``GICs'') issued by U.S. and Canadian insurance companies, convertible and non-convertible debt securities of domestic corporations and of foreign corporations and governments that are denominated, and pay interest, in U.S. dollars, and variable amount master demand notes.

     In addition, the Money Fund may invest in tax-exempt municipal obligations in which the Tax-Exempt Money Fund may invest, described below, when the yields on such obligations are higher than the yields on taxable investments. The Money Fund may also invest in certain other obligations as described in ``Investment Strategies'' below and in the Statement of Additional Information.

     All securities acquired by the Fund will have remaining maturities of thirteen months or less and will be subject to the applicable quality requirements described above.

TAX-EXEMPT MONEY FUND

     The Tax-Exempt Money Fund invests in debt instruments issued by or for states, cities, municipalities and other public authorities that provide interest income exempt from federal income tax.

     The Tax-Exempt Money Fund, formerly known as Harris Insight Tax-Free Money Market Fund, invests primarily in high-quality municipal obligations that have remaining maturities not exceeding thirteen months and meet the applicable quality requirements described above. Municipal obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. Except for temporary investments in taxable obligations described below, the Tax-Exempt Money Fund will invest only in municipal obligations that are exempt from federal income taxes in the opinion of bond counsel. Such obligations include municipal bonds, municipal notes and municipal commercial paper.

     From time to time, the Tax-Exempt Money Fund may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, municipal obligations the interest on which is paid from revenues of similar type projects or municipal obligations whose issuers are located in the same state.

     Under ordinary market conditions, the Tax-Exempt Money Fund will maintain as a fundamental policy at least 80% of the value of its total assets in obligations that are exempt from federal income tax and not subject to the alternative minimum tax. The Tax-Exempt Money Fund may, pending the investment of proceeds of sales of its shares or proceeds from the sale of portfolio securities, in anticipation of redemptions, or to maintain a ``defensive'' posture when, in the opinion of the Investment Adviser, it is advisable to do so because of market conditions, elect to hold temporarily up to 20% of the current value of its total assets in cash reserves or invest in taxable securities in which the Money Fund may invest.


                                    --------



     Each Fund may purchase debt obligations that are not rated if, in the opinion of the Portfolio Management Agent, or the Investment Adviser with respect to the Tax-Exempt Money Fund, they are of investment quality comparable to other rated investments that may be purchased by the Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. A Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Board of Directors that a sale is not in the best interests of the Fund. The ratings of Moody's and S&P are more fully described in the Appendix to the Statement of Additional Information.

INVESTMENT STRATEGIES

     ASSET-BACKED SECURITIES. The Money Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of motor vehicle installment purchase obligations, credit card receivables and home equity loans, equipment leases, manufactured housing loans and marine loans. In accordance with guidelines established by the Board of Directors, asset-backed securities may be considered illiquid securities and, therefore, subject to the Fund's 10% limitation on such investments.


     The estimated life of an asset-backed security varies with prepayment experience with respect to underlying debt instruments. The rate of such prepayments, and therefore the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. In periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. If a Fund purchases asset-backed securities at a premium, prepayments may result in some loss of the Fund's principal investment to the extent of premium paid.

     BANK INVESTMENT CONTRACTS. The Money Fund may invest in bank investment contracts (``BICs'') which are debt obligations issued by banks. BICs require the Fund to make cash contributions to a deposit account at a bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to each Fund's 10% limitation on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotatians are readily available in accordance with guidelines established by the Board of Directors. All purchases of BICs will be subject to the applicable quality requirements described under ``Investment Objectives and Policies.''

     FLOATING AND VARIABLE RATE INSTRUMENTS. The Funds may purchase instruments having a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The Funds may each invest in a floating or variable rate obligation even if it carries a stated maturity in excess of thirteen months upon compliance with certain conditions contained in a rule of the Commission, in which case such obligation will be treated as having a maturity not exceeding thirteen months. Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase.

     A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid investments if there is no reliable trading market for the investment or if the Fund may not demand payment of the principal amount within seven days.

     FOREIGN SECURITIES. The Money Fund may invest in non-convertible debt obligations of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. Investment in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. Investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, political liability, less complete financial information about the issuers and less market liquidity. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements than and to different accounting, auditing and recordkeeping requirements from domestic banks.


     GUARANTEED  INVESTMENT  CONTRACTS.  The Money Fund may invest in guaranteed
investment contracts (``GICs'') issued by U.S. and Canadian insurance companies. GICs require the Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then makes payments to the Fund based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. In accordance with guidelines established by the Company's Board of Directors, GICs may be considered illiquid securities and, therefore, subject to the Fund's 10% limitation on such investments. All purchases of GICs by the Fund will be subject to the applicable quality requirements described under ``Investment Objectives and Policies.''


     ILLIQUID SECURITIES. A Fund will not invest more than 10% of the value of its net assets in securities that are considered illiquid. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Portfolio Management Agent or Investment Adviser has determined under the supervision and direction of the Company's Board of Directors that an adequate trading market exists for such securities or that market quotations are readily available).

     Each Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by the Portfolio Management Agent or Investment Adviser and approved by the Company's Board of Directors. The Board of Directors will monitor the Portfolio Management Agent's or Investment Adviser's implementation of these guidelines on a periodic basis.

     INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term, debt securities and which seek to maintain a $1.00 net asset value per share. To the extent that the Tax-Exempt Fund invests in such investment companies, it will invest in investment companies that invest primarily in municipal obligations that are exempt from federal income taxes. Securities of investment companies will be acquired by a Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the ``1940 Act''). These limit each Fund so that: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

     MUNICIPAL OBLIGATIONS. The Tax-Exempt Money Fund may invest in short- term tax-exempt obligations issued by or on behalf of states, territories and possessions of the U.S., the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions that have remaining maturities not exceeding thirteen months. Such Municipal Obligations include municipal bonds, municipal notes and municipal commercial paper. Municipal bonds generally have a maturity at the time of issuance of up to 30 years. Municipal notes generally have maturities at the time of issuance of three years or less. These notes are generally issued in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with an effective maturity or put date of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

     OTHER SHORT-TERM  CORPORATE  OBLIGATIONS  INCLUDING  VARIABLE
AMOUNT MASTER
DEMAND NOTES. The Money Fund may invest in convertible and non-convertible debt securities of domestic corporations and of foreign corporations and governments that are denominated in and pay interest in U.S. dollars, consisting of notes, bonds and debentures that have thirteen months or less remaining to maturity and meet the applicable quality standards described under ``Investment Objectives and Policies,'' and in variable amount master demand notes. Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder. Their amounts may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer; they are payable on demand or after an agreed-upon notice period, e.g., seven days; and the rates of interest vary pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in these obligations if, in the opinion of the Portfolio Management Agent, they are of an investment quality comparable to rated securities in which the Fund may invest. The Portfolio Management Agent monitors the creditworthiness of issuers of master demand notes on a daily basis. Transfer of these notes is usually restricted by the issuer, and there is no secondary trading market for these notes. The Fund may not invest in a master demand note with a demand notice period of more than seven days, if, as a result, more than 10% of the value of the Fund's total net assets would be invested in these notes, together with other illiquid securities.

     REPURCHASE AGREEMENTS. Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. Each Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

     A Fund may not enter into a repurchase agreement if, as a result, more than 10% of the market value of that Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Company's Board of Directors.

     SECURITIES WITH PUT RIGHTS. To maintain liquidity, the Funds may enter into puts with respect to portfolio securities with banks or broker/dealers that, in the opinion of the Portfolio Management Agent, or Investment Adviser with respect to the Tax-Exempt Money Fund, present minimal credit risks. The ability of the Funds to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer defaults on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained by having to sell the security elsewhere.

     STRIPPED SECURITIES. The Funds may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on the securities held by the trust. These instruments are issued at a discount to their ``face value'' and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest  are returned to  investors.  Participations  in TIGRs,  CATs and other similar trusts are not considered U.S. Government securities. Stripped securities will normally be considered illiquid investments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board of Directors.

     U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations consist of bills, notes and bonds issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ primarily in the length of their maturities.

     U.S. GOVERNMENT AGENCY AND INSTRUMENTALITY OBLIGATIONS.
Obligations of the
U.S. Government agencies and instrumentalities are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);
(b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

     WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a when- issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Funds will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date, if deemed advisable. The purchase price and the interest rate that will be received are fixed at the time of the commitment. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

     Each Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of the Fund's commitments.

INVESTMENT LIMITATIONS

     Unless otherwise noted, the foregoing investment objectives and related policies and activities of each of the Funds are not fundamental and may be changed by the Board of Directors of the Company without the approval of the shareholders, provided that the policy relating to investment company securities is a fundamental investment policy. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.


     As matters of fundamental policy, which may be changed only with approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described in the Statement of Additional Information, no Fund may: (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of its investments in that industry would exceed 25% of the current value of its total assets, provided that there is no limitation with respect to investments (a) in the case of the Tax-Exempt Money Fund, in municipal obligations (for the purpose of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users), (b) in obligations of the U.S. Government, its agencies or instrumentalities, or (c) in the case of the Money Fund, certain bank obligations in which the Fund may invest, as set forth in this Prospectus; (2) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, except that up to 25% of the value of the total assets of a Fund (other than the Money

Fund and the Government Money Fund) may be invested without regard to this limitation; (3) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer; or (4) borrow from banks, except that it may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5%). It is also a fundamental policy that each Fund may make loans of portfolio securities, and invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days, and securities that are not readily marketable. Although not a matter of fundamental policy, the Funds consider the securities of foreign governments to be a separate industry for purposes of the 25% asset limitation on investments in the securities of issuers conducting their principal business activity in the same industry.

     With respect to the second investment limitation set forth above, each of the Money Fund and the Government Money Fund may invest more than 5% of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, so long as it does not make more than one such investment at any one time.


MANAGEMENT

     The Board of Directors has overall responsibility for the conduct of the affairs of the Funds and Company. The members of the Board and their principal occupations are as follows:

BOARD OF DIRECTORS

Edgar R. Fiedler         Vice President and Economic Counsellor,  The Conference
                         Board.

C. Gary Gerst            Chairman  of  the  Board  of  Directors  and  Trustees;
                         Chairman Emeritus, La Salle Partners, Ltd. (Real Estate
                         Developer and Manager).

John W. McCarter, Jr.    Senior  Vice  President,  Booz Allen &  Hamilton,  Inc.
                         (Consulting Firm); Director of W.W. Grainger,  Inc. and
                         A.M. Castle, Inc.

Ernest M. Roth           Consultant;  Retired  Senior Vice  President  and Chief
                         Financial Officer, Commonwealth Edison Company.

INVESTMENT ADVISER


     The Company has entered into an Advisory Contract with Harris Trust with respect to each of the Funds. Harris Trust, located at 111 West Monroe Street, Chicago, Illinois, is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and was incorporated in 1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31, 1994, Harris Trust had assets of more than $13 billion and was the largest of 14 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly traded Canadian banking institution.


     As of December 31, 1994, Harris Trust managed more than $8 billion in personal trust assets, and acted as custodian of more than $151 billion in assets.

     With respect to the Tax-Exempt Money Fund, the Advisory Contract provides that Harris Trust shall make investments for the Fund in accordance with the Investment Adviser's best judgment. With respect to the Government Money and Money Funds, the Advisory Contracts provide that Harris Trust is responsible for the supervision and oversight of the Portfolio Management Agent's performance (as discussed below).


     Because the Funds entered into new Advisory Contracts with Harris Trust on October 20, 1993, two Advisory Contracts and related fee schedules were in effect during the fiscal year ended December 31, 1993. Under the Advisory Contracts then in effect for the period from January 1, 1993 to October 19, 1993, Harris Trust was entitled to receive monthly advisory fees at the annual rate of 0.50% of the average daily net assets of each of the Funds. Under the Funds' existing Advisory Contracts which became effective October 20, 1993, Harris Trust is entitled to receive monthly advisory fees at the annual rate of 0.14% of the first $100 million of each Fund's average daily net assets, plus 0.10% of each Fund's average daily net assets in excess of $100 million. The following are the advisory fees calculated under the applicable Advisory Contract, paid to Harris Trust for each Fund as a percentage of average daily net assets for the the fiscal year ended December 31, 1995, respectively: the Government Money Fund, 0.11%; the Money Fund, 0.11%; and the Tax-Exempt Money Fund, 0.11%.

     The Investment Adviser had undertaken to waive the fees payable to it by each of the Funds to the extent the payment of such fees would cause the expense ratios of those Funds to exceed 0.75%; that undertaking terminated on December 31, 1994. The Investment Adviser may continue to voluntarily waive a portion of its fees. No investment advisory fees were waived for the year ended December 31, 1995.


     Purchase and sale orders of the securities held by the Tax-Exempt Money Fund may be combined with those of other accounts that Harris Trust manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Harris Trust determines that a particular security should be bought or sold for the Tax-Exempt Money Fund and other accounts managed by Harris Trust, Harris Trust undertakes to allocate those transactions among the participants equitably.

PORTFOLIO MANAGEMENT AGENT

     Harris Trust has entered into Portfolio Management Contracts with Harris Investment Management, Inc. (``HIM'' or the ``Portfolio Management Agent'') under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of the Government Money and Money Funds.


     For the services provided by HIM, Harris Trust pays to HIM the advisory fees it receives from the Funds other than the Tax-Exempt Money Fund. For the fiscal years ended December 31, 1995 and 1994, Harris Trust paid fees to HIM (i) at the rate of 0.11% and 0.11% of the average daily net assets of the Government Money Fund, and (ii) at the rate of 0.11% and 0.11% of the average daily net assets of the Money Fund.

     Purchase and sale orders of the securities held by each of the Funds (other than the Tax-Exempt Money Fund) may be combined with those of other accounts that HIM manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When HIM determines that a particular security should be bought or sold for any of the Funds and other accounts managed by HIM, HIM undertakes to allocate those transactions among the participants equitably.

GLASS-STEAGALL ACT

     The Glass-Steagall Act, among other things, generally prohibits federally chartered or supervised banks from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although subsidiaries of bank holding companies such as Harris Trust and HIM are permitted to purchase and sell securities upon the order and for the account of their customers.

     It is the position of Harris Trust and HIM that they may perform the services contemplated by the Advisory Contracts, the Portfolio Management Contracts and this Prospectus without violation of the Glass-Steagall Act or other applicable federal banking laws or regulations. It is noted, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, such services. If Harris Trust or HIM were prohibited from performing any of such services, it is expected that the Board of Directors of the Company would recommend to the Funds' shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board of Directors.

     To the extent permitted by the Commission, the Funds may pay brokerage commissions to certain affiliated persons. No such commission payments have been made during the last fiscal year.

ADMINISTRATORS, CUSTODIAN AND TRANSFER AGENT

     First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc.) (``First Data'' or the ``Administrator'') and PFPC Inc. (``PFPC'' or the ``Administrator and Accounting Services Agent,''), (collectively, the ``Administrators'') serve as the Company's administrators. In such capacity, the Administrators generally assist the Company in all aspects of its administration and operation. PFPC also serves as the transfer and dividend disbursing agent of the Funds (the ``Transfer Agent'').

     PNC Bank, N.A. (the ``Custodian'') serves as custodian of the assets of the Funds. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC Bank Corp.


     As compensation for their services, the Administrators, the Custodian, and the Transfer Agent are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds and the Company's other investment portfolios (Harris Insight Equity Fund, Intermediate Bond Fund and Hemisphere Free Trade Fund (``Harris Non-Money Market Funds'')), payable monthly at an annual rate of .17% of the first $300 million of average daily net assets; .15% of the next $300 million; and .13% of average net assets in excess of $600 million. In addition, a separate fee is charged by PFPC for certain retail transfer agent services and for various custody transactional charges.

DISTRIBUTOR

     Funds Distributor, Inc. (the ``Distributor'') has entered into a Distribution Agreement with the Company pursuant to which it has the responsibility for distributing shares of the Funds. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares, subject to the terms of the Service Plans described below.

     See ``Management'' and ``Custodian'' in the Statement of Additional Information for additional information regarding the Company's Investment Adviser, Portfolio Management Agent, Administrators, Custodian, Transfer Agent and Distributor.

EXPENSES

     Except for certain expenses borne by the Distributor, Harris Trust and HIM, the Company bears all costs of its operations, including the compensation of its directors who are not affiliated with Harris Trust, HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Funds' custodian including those for keeping books and accounts and calculating the net asset value per share of the Funds; expenses of directors' and shareholders' meetings; expenses relating to the issuance, registration and qualification of shares of the Funds; pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to each Fund are charged against the assets of that Fund. Other general expenses of the Company are allocated among the Funds and the Harris Non-Money Market Funds in an equitable manner as determined by the Board of Directors.

DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each Fund is determined on each day that the New York Stock Exchange (``NYSE'') and the Federal Reserve Bank of Philadelphia (the ``Fed'') are open for trading. For a list of the days on which the net asset value will not be determined, see ``Determination of Net Asset Value'' in the Statement of Additional Information. The net asset value per share of each of the Funds is determined by dividing the value of the total assets of the Fund less all of its liabilities by the total number of outstanding shares of the Fund.

     The net asset value per share of each class of shares of the Funds is determined at 12:00 Noon, New York City time. Each of the Funds uses the amortized cost method to value its portfolio securities and each attempts to maintain a constant net asset value of $1.00 per share. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

PURCHASE OF SHARES

     Shares of any of the Funds may be purchased through authorized broker/dealers, financial institutions and service agents (``Institutions'') on any day the NYSE and the Fed are open for business. Individual investors will purchase all shares directly through Institutions which will transmit purchase orders directly to the Distributor. Institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their customers for such services, which would reduce the customers' yield or return. The Company does not impose any minimum initial or subsequent investment limitations. Each Institution through which shares may be purchased may establish its own terms with respect to the requirement of a minimum initial investment and minimum subsequent investments.

     The Company reserves the right to reject any purchase order. All funds will be invested in full and fractional shares. Checks will be accepted for the purchase of any Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Company at the address and telephone number on the cover of this Prospectus.

     Purchase orders for shares of the Funds received in good order by the Distributor before 12:00 Noon (New York City time) will be executed that day. Institutions through which orders are placed may set earlier purchase deadlines. Purchase orders received in good order after 12:00 Noon (New York City time) will be executed on the next business day on which the net asset value is calculated.

     Shares of the Funds are offered continuously at the net asset value next determined after a purchase order is effective; the net asset value is expected to remain constant at $1.00. No sales charge is imposed.

     A salesperson and any other person entitled to receive compensation for selling or servicing shares of a Fund may receive different compensation for selling or servicing shares of one class as compared with another class.

     Orders for the shares of Funds will become effective when an investor's bank wire order or check is converted into federal funds. Wires for purchases will be accepted only in federal funds or other funds immediately available to the Custodian. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments transmitted by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member bank of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the check is deposited. Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order.

     Depending upon the terms of the particular customer account, financial services institutions, including Harris Trust and HIM, may charge account fees for automatic investment and other cash management services which they provide, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. This Prospectus should be read in connection with any information received from financial services institutions.


     Each of the Funds offers two additional classes of shares, Class B Shares and Institutional Shares, in addition to the Class A Shares described in this Prospectus. Class B Shares and Institutional Shares each have different expense levels which may affect performance. Investors may call 1-800-982-8782 to obtain more information concerning Class B Shares and Institutional Shares of the Funds.

REDEMPTION OF SHARES

     Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Distributor directly or through any Institution. See page .

     The Company makes no charge for redemption transactions, but an Institution may charge an account-based service fee. Redemption orders received by an Institution before 12:00 Noon, New York City time, (on each day that net asset value is determined) with respect to shares of the Funds and received by the Distributor before the close of business on the same day will be executed at such Fund's net asset value per share next determined on that day. Redemption orders received by an Institution after the close of the NYSE, or not received by the Distributor prior to the close of business, will be executed at such Fund's net asset value next determined on the next business day.

     If a redemption order for shares of the Funds is received in good order by the Distributor before 12:00 Noon (New York City time) payment will normally be remitted the same day. In the case of a redemption request made shortly after a recent purchase, the redemption proceeds will be distributed upon the clearance of the shareholder's check used to purchase the Company's shares which may take up to 15 days or more after the investment. The proceeds may be more or less than cost and, therefore, a redemption may result in a gain or loss for federal income tax purposes. Payment of redemption proceeds may be made in readily marketable securities.

REDEMPTION THROUGH INSTITUTIONS

     Proceeds of redemptions made through authorized Institutions will be credited to the shareholder's account with the Institution. A redeeming shareholder may request a check from the Institution or may elect to retain the redemption proceeds in such shareholder's account. The Institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for the proceeds or prior to disbursement or reinvestment of the proceeds on behalf of the shareholder.

REDEMPTION BY EXPEDITED REDEMPTION SERVICE

     If shares of the Funds are held directly by the Transfer Agent in book credit form and the Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephone, on any day the Company and the Transfer Agent are open for business. The Company and its Transfer Agent will attempt to confirm that telephone instructions are genuine and will use procedures as are considered reasonable. In this regard the Company and its Transfer Agent require personal identification information before accepting telephonic redemption instructions. The shareholder will bear the risk of loss due to fraud, although the Company and its agents may have a risk of loss if reasonable procedures are not used. The Distributor can be reached by calling (800) 982-8782.

     Upon request, proceeds of Expedited Redemptions of $1,000 or more will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request is received by the Transfer Agent by 12:00 Noon (New York City time) on a day the Company and the Transfer Agent are open for business, the redemption proceeds will be transmitted to the shareholder's bank that same day. A check for the proceeds of less than $1,000 will be mailed to the shareholder's address of record, except that, in the case of investments in the Company that have been effected through Institutions, the full amount of the redemption proceeds will be transmitted by wire.

     Because of the high cost of maintaining small accounts, the Company reserves the right to involuntarily redeem accounts on behalf of shareholders whose share balances fall below $500 unless this balance conditions results a decline in the market value of such Fund's assets. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

SERVICE PLAN

     Under each Fund's Service Plan relating to Class A Shares, each Fund will enter into a Servicing Agreement with institutions, such as banks, savings and loan associations and other financial institutions (``Service Organizations''), that require the Service Organization to provide certain shareholder support services and distribution assistance in consideration of the Fund's payment of up to 0.35% (on an annualized basis) of the average daily net asset value of the Class A Shares, held by or for the benefit of customers of the Service Organization (``Customers''). Services, which are provided by Service Organizations, and are described more fully in the Statement of Additional Information under ``Service Plans - Money Market Funds,'' include aggregating and processing purchase and redemption orders; processing dividend payments from the Funds on behalf of Customers; arranging for the reinvestment of dividend payments; providing information periodically to Customers showing their positions in shares; arranging for bank wires; responding to Customer inquiries relating to the services provided by the Service Organization and handling correspondence; acting as shareholder of record and nominee; and providing distribution assistance and support services. Under the terms of the Servicing Agreements, Service Organizations are required to provide to their Customers a schedule of any fees that they may charge Customers in connection with their investments in Class A Shares.

DIVIDENDS AND DISTRIBUTIONS

     The Company declares as a dividend on the outstanding shares of each class of a Fund substantially all of such Fund's net investment income at the close of each business day to shareholders of record at 12:00 Noon (New York City time) on the day of declaration. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day, except that with respect to the Check Redemption Service, shares redeemed will cease to earn dividends on the day the check is charged to the Custodian's account at its Federal Reserve Bank. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record at 12:00 Noon (New York City time) on that day.


     Investment income for any class of shares of a Fund includes, among other things, interest income, market and original issue discount and premium. Fund dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Dividends are determined in the same manner and are paid in the same amount for each Fund share, except that Class A and Class B Shares bear the expenses of fees paid to Service Organizations. As a result, at any given time, the net yield of Class A Shares could be up to 0.35% lower than the net yield of Institutional Shares, and the net yield of Class B Shares could be up to 0.25% lower than the net yield of Institutional Shares of the Funds. Each Fund's net taxable capital gains, if any, will be distributed at least annually (except to the extent permitted to avoid imposition of the 4% excise tax described below). Dividends and distributions paid by any of the Funds will be invested in additional shares of the same Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund forwards to the Transfer Agent the monies for dividends to be paid in cash on the payment date.


     Shareholders who redeem all their shares of any of the Funds prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.

FEDERAL INCOME TAXES

     Each Fund (and each Harris Non-Money Market Fund) will be treated as a separate entity for tax purposes and thus the provisions of the Internal Revenue Code of 1986, as amended (the ``Code'') generally will be applied to each Fund separately, rather than to the Company as a whole. As a result, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. The Company intends to qualify each Fund as a regulated investment company under Subchapter M of the Code. As portfolios of a regulated investment company, each Fund will not be subject to federal income taxes with respect to net investment income and net capital gains distributed to its shareholders, as long as it distributes 90% or more of its net investment income (including net short-term capital gains) each year and, in the case of the Tax-Exempt Money Fund, as long as it distributes to its shareholders at least 90% of its net tax-exempt income (including net short-term capital gains).

     Dividends from net investment income (including net short-term capital gains), except ``exempt-interest dividends'' (described below), will be taxable as ordinary income. Because more than 50% of the value of the total assets of the Tax-Exempt Money Fund at the close of each quarter of its taxable year is expected to consist of obligations the interest on which is exempt from federal income tax, the Tax-Exempt Money Fund expects to qualify under the Code to pay ``exempt- interest dividends.'' Dividends distributed by the Tax-Exempt Money Fund that are attributable to interest from tax-exempt securities will be designated by the Fund as an ``exempt-interest dividend,'' and, as such, will generally be exempt from federal income tax.

     Because substantially all of the income of each Fund will arise from interest, no part of the distributions to shareholders is expected to qualify for the dividends- received deduction allowed to corporations under the Code.

     Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends received deductions.

     In the case of the shareholders of the Tax-Exempt Money Fund, interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax. In addition, the portion of an exempt-interest dividend allocable to certain tax-exempt obligations will be treated as a preference item for purposes of the alternative minimum tax imposed on both individuals and corporations. Persons who may be ``substantial users'' (or ``related persons'' of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Money Fund.

     The exemption of exempt-interest dividends paid by the Tax-Exempt Money Fund for federal income tax purposes may not result in similar exemptions under the tax law of state and local authorities. In general, only interest earned on obligations issued by the state or locality in which the investor resides will be exempt from state and local taxes. Shareholders should consult their advisers about the status of dividends from the Tax-Exempt Money Fund in their own states and localities. Each year the Company will notify shareholders of the tax status of distributions.

     Any loss realized on a sale or exchange of shares of the Fund will be disallowed to the extent shares are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.

     The Company will be required to withhold, subject to certain exemptions, currently at a rate of 31%, from dividends paid or credited to individual shareholders (except shareholders from the Tax-Exempt Money Fund to the extent it distributes an exempt-interest dividend) and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Company or Transfer Agent.

ACCOUNT SERVICES

     Shareholders receive a Statement of Account whenever a share transaction, dividend or capital gain distribution is effected in the accounts, or at least annually. Shareholders can write or call the Funds at the address and telephone number on page one of this Prospectus with any questions relating to their investment in shares of the Funds.

ORGANIZATION AND CAPITAL STOCK

     The Company was incorporated in Maryland on September 16, 1987 as an open-end, diversified management investment company.

     The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. Currently the Company has six portfolios in operation. The Board has authorized each of the three Money Market Funds to issue three classes of shares, Class A, Class B and Institutional Shares. Only Class A and Institutional Shares are in operation as of the date of this Prospectus. In the future, the Board of Directors may authorize the issuance of shares of additional investment portfolios and additional classes of shares of a single portfolio may bear different sales charges and other expenses which may affect their relative performance. Information regarding other classes of shares may be obtained by calling the Company at the telephone number shown on the cover page of this Prospectus or from any institution which makes available shares of the Funds. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting rights of shareholders is contained in the Statement of Additional Information. All shares of the Company, when issued, will be fully paid and non-assessable. The Directors, when requested by at least 10% of the Company's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.


     As of January , 1996, the holders of record of 25% or more of the outstanding shares of the Funds were as follows: Harris Trust held of record [452,400,831] shares, equal to [95.4%] of the outstanding shares of the Money Market Fund -- Class A Shares; [212,568,017] shares, equal to [99.9%] of the
outstanding   shares  of  the  Money

Market Fund -- Institutional Shares; [353,569,130] shares, equal to [93.8%] of the outstanding shares of the Government Money Market Fund -- Class A Shares; [46,202,467] shares, equal to [99.9%] of the outstanding shares of the Government Money Market Fund -- Institutional Shares; [147,351,701] shares, equal to [90.2%] of the outstanding shares of the Tax-Exempt Money Market Fund -- Class A Shares; and [257,818,062] shares, equal to [99.9%] of the outstanding shares of the Tax-Exempt Money Market Fund - Institutional Shares.


REPORTS TO SHAREHOLDERS

     The fiscal year of the Company ends on December 31. The Company will send to its shareholders a semi-annual report showing the investments held by each of the Funds and other information (including unaudited financial statements) pertaining to the Company. An annual report, containing financial statements audited by the Company's independent accountants, will also be sent to shareholders.

CALCULATION OF YIELD

     From time to time the Funds advertise ``yield,'' ``effective yield'' and ``total return'' for Class A Shares. The Tax-Exempt Money Fund may also advertise its ``tax-equivalent yield'' and ``total return.'' ``Total return'' refers to the amount an investment in Class A Shares of a Fund would have earned, including any increase or decrease in net asset value, over a specified period of time and assumes reinvestment of all dividends and distributions. The total return of a Fund shows what an investment in the Fund would have earned over a specified period of time (such as one, five or ten years or the period of time since commencement of operations, if shorter) assuming the reinvestment of all distributions and dividends by the Fund on their reinvestment dates during the period less all recurring fees.

     The yield of a class of shares in the Funds refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). The income is then ``annualized.'' That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The ``tax-equivalent yield'' refers to the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax-free yield, and is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. Thus, the tax-equivalent yield for a Fund will always exceed that Fund's yield.

     From time to time the Funds advertise ``30-day average yield'' and ``monthly average yield.'' Such yields refer to the average daily income generated by an investment in such Fund over a 30-day or monthly period, as appropriate (which period will be stated in the advertisement).

     A Fund's performance figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.

     Investors who purchase and redeem shares of any Fund through Service Agents may be subject to service fees imposed by those entities with respect to the cash management and other services they provide. Such fees will have the effect of reducing the return for those investors.

INVESTMENT ADVISER
Harris Trust & Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

PORTFOLIO MANAGEMENT AGENT
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60603

ADMINISTRATORS
First Data Investor Services Group, Inc.
53 State Street
Boston, Massachusetts 02109

PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
Funds Distributor, Inc.
One Exchange Place
Boston, Massachusetts 02109

CUSTODIAN
PNC Bank, N.A.
Broad and Chestnut Streets
Philadelphia, Pennsylvania 19101

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
PFPC Inc.
P.O. Box 8950
Wilmington, Delaware 19885

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
Philadelphia, Pennsylvania

LEGAL COUNSEL
Bell, Boyd & Lloyd
Chicago, Illinois

                              HARRIS INSIGHT FUNDS
                         HARRIS INSIGHT CONVERTIBLE FUND

                 One Exchange Place, Boston, Massachusetts 02109
                            Telephone: (800) 982-8782

         HT Insight Funds, Inc. (the "Company") is an open-end, diversified management investment company that currently offers six investment portfolios. This Prospectus describes the Company's Harris Insight Convertible Fund (the "Fund"). The Fund's investment objective is to provide investors with capital appreciation and current income.

         Harris Trust & Savings Bank is the Investment Adviser to the Fund and Harris Investment Management, Inc., a subsidiary of Harris Bankcorp, Inc., acts as the Fund's Portfolio Management Agent. Shares of the Fund are offered by Funds Distributor, Inc., the Company's distributor.

         This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. Please read and retain it for future reference. A Statement of Additional Information dated February 21, 1996, containing more detailed information about the Fund has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated by reference into this Prospectus. The Statement of Additional Information and separate Prospectuses and Statements of Additional Information for the other investment portfolios offered by the Company may be obtained without charge by writing or calling the Harris Insight Funds at the address and telephone number printed above.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR
ENDORSED BY HARRIS TRUST & SAVINGS BANK, OR ANY OF ITS  AFFILIATES,
AND ARE NOT
INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION,  THE FEDERAL
RESERVE  BOARD,  OR  ANY  OTHER  AGENCY.  AN  INVESTMENT  IN THE
FUND  INVOLVES
INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                   -----------

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE
SECURITIES AND
EXCHANGE  COMMISSION (THE  "COMMISSION") OR ANY STATE SECURITIES
COMMISSION NOR
HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

                                February 21, 1996

                                TABLE OF CONTENTS


                                                                            PAGE
Expense Table...........................................................      3
Financial Highlights....................................................      7
Investment Objective and Policies.......................................      8
Investment Strategies...................................................     11
Management..............................................................     16
Determination of Net Asset Value........................................     20
Purchase of Shares......................................................     21
Redemption of Shares....................................................     23
Exchange Privilege......................................................     24
Service Plan............................................................     24
Dividends and Distributions.............................................     25
Federal Income Taxes....................................................     25
Account Services........................................................     26
Organization and Description of Shares..................................     26
Reports to Shareholders.................................................     27
Calculation of Yield and Total Return...................................     27

   No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and/or in the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or the Distributor. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                  EXPENSE TABLE

The following table sets forth certain information concerning shareholder transaction expenses and projected annual fund operating expenses for the Fund during the current fiscal year.

                                                      Expenses and fees
                                                      payable by share-
                                                      holders are summarized
                                                      in this table and
                                                      expressed as a
                                                      percentage of
                                                      average net assets.




  SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on               4.50%
        Purchases                               ----
  ANNUAL FUND OPERATING EXPENSES*:
    (as a percentage of average net
    assets after voluntary fee
  waivers)
  Advisory Fees  (after waivers)                0.00%
  Rule 12b-1 Fees (after expense                0.25%
        reimbursement)
  Other Expenses                                0.80%
                                                ----
        Total Fund Operating Expenses           1.05%
         (after expense reimbursement)          ====

--------------------------------
         *Customers of a financial institution, such as Harris Trust & Savings Bank, may be charged certain fees and expenses by their institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client (e.g., personal trust, estate settlement, advisory and custodian services).

         Without any fee waivers and expense reimbursements, total operating expenses for the fiscal year ended December 31, 1995 for the Fund would have been 2.58%. Without waivers, the Fund's investment advisory fee would have been 0.70% of the Fund's average net assets. The amount of "Other Expenses" is based on amounts incurred during the most recent fiscal year.

EXAMPLE

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a hypothetical 5% gross annual return and (2) redemption at the end of each time period:


1 year                      $ 55
3 years                       77
5 years                      100
10 years                     167


THIS  EXAMPLE  SHOULD  NOT BE  CONSIDERED  A  REPRESENTATION  OF PAST
OR  FUTURE
EXPENSES OR PERFORMANCE WHICH MAY BE MORE OR LESS THAN THOSE
SHOWN.

The purpose of the expense table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more information concerning the various costs and expenses, see "Management."

                                   HIGHLIGHTS

         The Harris Insight Convertible Fund seeks to provide capital appreciation and current income by investing, at least 65% of its assets in securities securities such as bonds, debentures, notes, preferred stocks or warrants that are convertible into common stocks. See page 7 below.

WHO MANAGES THE FUND'S INVESTMENTS?

         Harris Trust & Savings Bank ("Harris Trust" or the "Investment Adviser") is the investment adviser for the Fund. Harris Trust has provided investment management service to clients for over 100 years. Harris Trust provides investment services for pension, profit-sharing and personal portfolios. As of June 30, 1995, assets under management total $23 billion. See page 17.

         Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") provides daily portfolio management services for the Fund. HIM and its predecessors have managed client assets for over 100 years. HIM has a staff of 96, including 64 professionals, providing investment expertise to the management of Harris Insight Funds and for pension, profit-sharing and institutional portfolios. As of June 30, 1995, assets under management are estimated to exceed $13 billion. See page 17.

         Harris Trust and HIM are subsidiaries of Harris Bankcorp., Inc.

WHAT ADVANTAGES DOES THE FUND OFFER?

         The Fund is designed for individual and institutional investors. A single investment in shares of the Fund gives the investor benefits customarily available only to large investors, such as diversification of investment, greater liquidity and professional management, block purchases of securities, relief from bookkeeping, safekeeping of securities and other administrative details.

WHEN ARE DIVIDENDS PAID?

         Dividends from the Fund are declared and paid quarterly. Any net capital gains will be declared and paid annually. See page 25.

HOW ARE SHARES REDEEMED?

         Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Registered Representative servicing your account, the Distributor, or through any Service Agent. See page 23.

WHAT RISKS ARE ASSOCIATED WITH THE FUND?

         The Fund's performance and price per share will change daily based on many factors, including the quality of the Fund's investments, U.S. and international economic conditions, general market conditions and international exchange rates. There is no assurance that the Fund will achieve its investment objective. See "Investment Strategies."

                              FINANCIAL HIGHLIGHTS

         The following financial highlights are derived from the financial statements of the Company for the year ended December 31, 1995 audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the financial statements and notes thereto that appear in the Statement of Additional Information and which are incorporated by reference in this Prospectus.

                                                          This table shows the
                                                          total return on one
                                                          share of the
                                                          Fund for
                                                          each period
                                                          illustrated.

                                                                            CONVERTIBLE FUND
                                    YEAR         YEAR         YEAR         YEAR         YEAR
YEAR         YEAR     2/24/88*
                                    ENDED       ENDED         ENDED        ENDED        ENDED
ENDED        ENDED       TO
                                  12/31/95     12/31/94     12/31/93     12/31/92     12/31/91
12/31/90   12/31/89   12/31/88
Net Asset Value, Beginning
   of Period                        $8.78       $ 9.84       $ 9.16       $ 8.41       $ 7.18      $ 9.51
$10.05     $10.00
                                    -----       ------       ------       ------       ------      ------     ------     ---
---
Income From Investment
  Operations:
     Net Investment Income          .621         .669         .538         .487         .609        .788
 .732       .616
     Net      Realized      and
Unrealized
           Gain    (Loss)    on     .975        (1.049)       .680         .783         1.221      (2.378)
 .333       .070
                                    ----        -------       ----         ----         -----      -------     ----       --
--
Investments
         Total from Investment
           Operations               1.596       (.380)        1.218        1.270        1.830      (1.590)
1.065      .686
                                    -----       ------        -----        -----        -----      -------     -----      --
--
Less Distributions:
     Net Investment Income         (0.856)      (.680)       (.538)       (.520)       (.600)
(.740)     (.795)     (.540)
     Net Realized Gains              ---          ---          ---          ---          ---         ---      (.810)
(.096)
                                     ---          ---          ---          ---          ---         ---      ------     -----
-
         Total distributions       (0.856)      (.680)       (.538)       (.520)       (.600)      (.740)
(1.605)    (.636)
                                   -------      ------       ------       ------       ------      ------     -------    --
----
Net Asset Value, End of Period      $9.52       $ 8.78       $ 9.84       $ 9.16       $ 8.41      $
7.18     $ 9.51     $10.05
                                    =====       ======       ======       ======
======      ======     ======     ======
Total return(4)                   18.52%(3)     (4.01)%      13.50%       15.40%       26.04%
(17.12%)    10.58%    6.89%(3)
Ratios/Supplemental Data:
     Net Assets, End of
       Period $(000)                1,171        1,416        6,064        7,354        3,732       5,552
15,241     19,097
     Ratios  of   Expenses   to
Average
       Net Assets(1)                0.80%        0.80%        0.80%        0.80%        0.80%
0.80%      0.78%    0.62%(2)
     Ratios of Net Investment
       Income  to  Average  Net     5.68%        5.21%        5.16%        5.83%        6.91%
8.813%      6.78%    7.09%(2)
Assets
     Portfolio Turnover Rate       35.59%       31.63%       81.04%       21.27%       62.20%
48.20%     59.15%     22.80%
----------------------------

*Date commenced operations
(1) Reflects expenses after waivers of advisory fees and other expenses based on net expenses incurred during the most recent fiscal year. Without the voluntary waiver of fees, the expense ratios for the years ended December 31, 1995, 1994, 1993, 1992, 1991, 1990, 1989 and the period ended December 31, 1988, would have been 2.58%, 1.26%, 1.20%, 1.26%, 1.66%, 1.40%, 1.44%, respectively.
(2) Annualized.
(3) Total returns for periods of less than one year are not annualized.
(4) Sales load is not reflected in total return.

                        INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Fund is to provide capital appreciation and current income. The Fund intends, under normal market conditions, to invest primarily in convertible securities, that is, securities including bonds, debentures, notes or preferred stock that are convertible into common stock, or warrants that provide the owner the right to purchase shares of common stock at a specified price. Convertible securities are initially selected from a universe of approximately 200 securities which are then assessed by HIM on the basis of strict fundamentalfactors. The Portfolio Management Agent ultimately constructs a portfolio of 25 to 100 convertible securities. The Portfolio Management Agent purchases securities in an effort to establish the proper mix of convertible securities which are positioned to benefit from yield discrepancies, variations in the creditworthiness of issuers, and changes in economic conditions and the outlook for particular companies. The Fund also seeks to diversify among issuers in a manner that will enable the Fund to minimize the volatility of the Fund's net asset value in erratic or declining markets.

                                                      The Fund seeks to provide
                                                      capital  appreciation
                                                      and current  income.

         Under normal market conditions, the Fund will invest without limitation in convertible securities of U.S. corporations and in Eurodollar securities convertible into common stocks of U.S. corporations which securities are rated "B" or better by Standard & Poor's Corporation ("S&P"), "B" ("b" in the case of preferred stocks) or better by Moody's Investors Service, Inc. ("Moody's") or the equivalent rating from another nationally recognized statistical rating organization at the time of purchase, or, if not rated, considered by the Portfolio Management Agent to be of comparable quality, except that investment in securities rated "B-" by S&P or Moody's will be limited to 15% of its total assets. Up to 5% of the Fund's total assets may be invested in convertible securities that are rated "CCC" by S&P or "Caa" by Moody's at the time of purchase. Securities that are rated "BB" or below by S&P or "Ba" or below by Moody's are "high yield securities", commonly known as junk bonds. By their nature, convertible securities may be more volatile in price than higher rated debt obligations.

         The Fund may also invest up to 35% of its total assets in "synthetic convertibles" created by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed income and the right to acquire equity securities. In addition, the Fund may invest: up to 15% of its total assets in convertible securities offered in "private placements" and other illiquid securities; up to 15% of its total assets in common stocks; and up to 5% of its net assets in warrants. The Fund may purchase and sell index and interest rate futures contracts and covered put and call options on securities and on indices.

         In periods of unusual market conditions, when the Portfolio Management Agent believes that convertible securities would not best serve the Fund's objectives, the Fund may for defensive purposes invest part or all of its total assets in: (a) Government Securities; (b) non-convertible debt obligations of domestic corporations, including bonds, debentures, notes or preferred stock rated "BBB" or better by S&P or "Baa" or better by Moody's at the time of purchase, which ordinarily are less volatile in price than convertible securities and serve to increase diversification of risk; and (c) short-term money market instruments, including U.S. Government, bank and commercial obligations with remaining maturities of thirteen months or less. During such periods, the Fund will continue to seek current income but will put less emphasis on capital appreciation.

         RISK  FACTORS  AND  OTHER  CONSIDERATIONS  RELATING  TO  LOW-
RATED  AND
COMPARABLE UNRATED SECURITIES. Low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

         The market values of low-rated and comparable unrated securities are less sensitive to interest rate changes but more sensitive to economic changes or individual corporate developments than those of higher-rated securities; they present a higher degree of credit risk and their yields will fluctuate over time. During economic downturns or sustained periods of rising interest rates, the ability of highly leveraged issuers to service debt obligations may be impaired.

         The existence of limited or no established trading markets for low-rated and comparable unrated securities may result in thin trading of such securities, diminish the Fund's ability to dispose of such securities or to obtain accurate market quotations for valuing such securities and calculating net asset value. The responsibility of the Company's Board of Directors to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable objective data available. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of low-rated and comparable unrated securities bonds, especially in a thinly traded market.

         A major economic recession would likely disrupt the market for such securities, adversely affect their value and the ability of issuers to repay principal and pay interest, and result in a higher incidence of defaults.

         The ratings of Moody's and S&P represent the opinions of those organizations as to the quality of securities. Such ratings are relative and subjective, not absolute standards of quality and do not evaluate the market risk of the securities. Although the Fund's Portfolio Management Agent uses these ratings as a criterion for the selection of securities for the Fund, it also relies on its independent analysis to evaluate potential investments for the Fund. The Fund's achievement of its investment objective may be more dependent on the Portfolio Management Agent's credit analysis of low-rated and unrated securities than would be the case for a portfolio of high-rated securities.

         An issue of securities held by the Fund may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that Moody's, S&P or another nationally recognized statistical rating organization might not change their ratings in a particular issue in a timely manner to reflect subsequent events. None of these events will require the sale of the securities by the Fund, although the Portfolio Management Agent will consider these events in determining whether the Fund should continue to hold the securities. To the extent that the ratings given by such rating organization for securities may change as a result of changes in the ratings systems or due to corporate reorganization of such rating organization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objectives and policies of the Fund. The ratings of Moody's and S&P are more fully described in the Statement of Additional Information.

         The average distribution of investments (at market value) by the Fund in portfolio securities, including corporate bonds and commercial paper by ratings for the year ended December 31, 1995 was as follows: AA, 0%; A, 11.7%; BBB/Baa, 39.9%; BB/Ba, 27.4%; B, 15.6%.

                          ----------------------------

         Portfolio securities of the Fund are kept under continuing supervision and changes may be made whenever, in the opinion of the Portfolio Management Agent, a security no longer seems to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes. Neither the length of time a security has been held nor the rate of turnover of the Fund's portfolio is considered a limiting factor on such changes.

                                   -----------

         The Fund may purchase debt obligations that are not rated if, in the opinion of the Portfolio Management Agent, they are of investment quality at least comparable to other rated investments that are permitted by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell such security unless the amount of such security exceeds permissible limits. However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund.

                              INVESTMENT STRATEGIES

         CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Appropriate ratings for the convertible securities purchased by the Fund are provided under "Investment Objective and Policies." Because convertible securities have the characteristics of both fixed-income securities and common stock, they sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at time be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security's market price will tend to fluctuate in relation to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities for both producing current income and longer term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock.

         FLOATING  AND  VARIABLE  RATE   INSTRUMENTS.   The  Fund  may
purchase
instruments having a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase.

         A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid investments if there is no reliable trading market for the investment or if the Fund may not demand payment of the principal amount within seven days.

         FOREIGN SECURITIES. The Fund may invest in dollar-denominated Eurodollar securities convertible into the common stock of domestic corporations. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. For example, investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, political instability, less complete financial information about the issuers and less market liquidity. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements than domestic banks.

         GOVERNMENT SECURITIES. Government Securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises.

         ILLIQUID SECURITIES. The Fund may invest up to 10% of the value of its net assets in securities that are considered illiquid. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose, unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Portfolio Management Agent or Investment Adviser has determined under the supervision and direction of the Company's Board of Directors that an adequate trading market exists for such securities or that market quotations are readily available.

         The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by the Portfolio Management Agent or Investment Adviser and approved by the Company's Board of Directors. The Board of Directors will monitor the Portfolio Management Agent's or Investment Adviser's implementation of these guidelines on a periodic basis.

         OPTIONS. The Fund may invest in covered put and covered call options and may write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic security exchanges or over-the-counter.

         See "Investment Strategies" in the Statement of Additional Information.

         INVERSE FLOATING RATE OBLIGATIONS. The Fund may invest in so called "inverse floating rate obligations" or "residual interest" bonds, or other related obligations or certificates structured to have similar features. Such obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term, fixed-rate, tax-exempt obligations.

         INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash positions, the Fund may invest in securities issued by investment companies that invest from short-term, debt securities (which may include municipal obligations that are exempt from federal income taxes) and which seek to maintain a $1.00 net asset value per share. Securities of investment companies may be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). These limit the Fund so that: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank. Only banks that, in the opinion of the Portfolio Management Agent, are of investment quality comparable to other permitted investments of the Fund, may be used for letter of credit-backed investments.

         LOANS OF PORTFOLIO SECURITIES. The Fund may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets. However, such loans may be made only if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, the Investment Adviser, the Portfolio Management Agent or the Distributor.

         REPURCHASE AGREEMENTS. The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. The Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose the Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

         The Fund may not enter into a repurchase agreement or reverse repurchase agreements if, as a result, more than 10% of the market value of the Fund's total net assets would be invested in repurchase agreements or reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Fund will enter into repurchase agreements and reverse repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Company's Board of Directors.

         U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations consist of bills, notes and bonds issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ primarily in the length of their maturities.

         U.S. GOVERNMENT AGENCY AND INSTRUMENTALITY OBLIGATIONS.
Obligations of
U.S. Government agencies and instrumentalities are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates); (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

         WARRANTS. The Fund may invest up to 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities) on securities in which it may invest directly. Warrants represent rights to purchase securities at a specific price valid for a specific period of time.

         WHEN-ISSUED SECURITIES. The Fund may purchase securities (including securities issued pursuant to an initial public offering) on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date, if deemed advisable. The purchase price and the interest rate that will be received are fixed at the time of the commitment. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

                             INVESTMENT LIMITATIONS

         Unless otherwise noted, the Fund's investment objective and related policies and activities of the Fund are not fundamental and may be changed only by the Board of Directors of the Company without the approval of shareholders, provided that, the policy relating to investment company securities is a fundamental investment policy. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

                                                     This section  outlines
                                                     the Fund's  policies  that
                                                     may  be  changed  only  by
                                                     a majority vote of
                                                     shareholders.

         As matters of fundamental policy, which may be changed only with approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described in the Statement of Additional Information, the Fund may not: (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of its investments in that industry would exceed 25% of the current value of its total assets, provided that there is no limitation with respect to investments in municipal obligations (for the purpose of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users) and in obligations of the U.S. Government, its agencies or instrumentalities; (2) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, except that up to 25% of the value of the total assets of the Fund may be invested without regard to this limitation; (3) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer; or (4) borrow from banks, except that the Fund may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5%). It is also a fundamental policy that the Fund may make loans of portfolio securities. In addition, it is a fundamental policy that the Fund may only invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days, and securities that are not readily marketable. Although not a matter of fundamental policy, the Fund considers the securities of foreign governments to be a separate industry for purposes of the 25% asset limitation on investments in the securities of issuers conducting their principal business activity in the same industry.

                                   MANAGEMENT

         The Board of Directors has overall responsibility for the conduct of the affairs of the Fund and Company. Each individual listed below is a member of the Company's Board of Directors. The principal occupation of each individual is also listed below.


                               BOARD OF DIRECTORS

Edgar R. Fiedler             Vice   President  and   Economic   Counsellor,  The
                             Conference Board.

C. Gary Gerst                Chairman  of  the  Board of Directors and Trustees;
                             Chairman  Emeritus,  La Salle  Partners, Ltd. (Real
                             Estate Developer and Manager).

John W. McCarter, Jr.        Senior  Vice  President,  Boozo Allen  &  Hamilton,
                             Inc.  (Consulting Firm); Director of W.W. Grainger,
                             Inc. and A.M. Castle, Inc.

Ernest M. Roth               Consultant; Retired Senior Vice President and Chief
                             Financial Officer, Commonwealth Edison Company.

INVESTMENT ADVISER

         The Fund has entered into an Advisory Contract with Harris Trust. Harris Trust, located at 111 West Monroe Street, Chicago, Illinois, is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and was incorporated in 1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31, 1994, Harris Trust had assets of more than $13 billion and was the largest of 14 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly traded Canadian banking institution.

                                                           This section high-
                                                           lights the
                                                           experience, services
                                                           offered, and
                                                           compensation of the
                                                           Fund's Adviser.

         As of December 31, 1994, Harris Trust managed more than $8 billion in personal trust assets, and acted as custodian of more than $151 billion in assets.

         With respect to the Fund, the Advisory Contract provides that Harris Trust is responsible for the supervision and oversight of the Portfolio Management Agent's performance (as discussed below).

         For all its services under the Advisory Contract with the Fund, Harris Trust is entitled to receive a monthly advisory fees at the annual rate of 0.70%, of the average daily net assets of the Fund. For the fiscal year ended December 31, 1995, Harris Trust waived all of its advisory fees. Harris Trust expects to waive all of its advisory fees for the current fiscal year. However, Harris Trust may discontinue such fee waiver at any time in its sole discretion.

PORTFOLIO MANAGEMENT AGENT

         Harris Trust has entered into a Portfolio Management Contract with Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of the Fund. For the services provided by HIM, Harris Trust will pay to HIM the advisory fees it receives from the Fund. As of June 30, 1995, HIM managed an estimated $13.8 billion in assets.

         Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that HIM manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When HIM determines that a particular security should be bought or sold for the Fund and other accounts managed by HIM, HIM undertakes to allocate those transactions among the participants equitably.

PORTFOLIO MANAGEMENT

         The organizational arrangements of the Investment Adviser and the Portfolio Management Agent require that all investment decisions be made by a committee and no one person is responsible for making recommendations to that committee.

GLASS-STEAGALL ACT

         The  Glass-Steagall  Act,  among  other  things,   generally  prohibits
federally chartered or supervised banks from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although subsidiaries of bank holding companies such as Harris Trust and HIM are permitted to purchase and sell securities upon the order and for the account of their customers.

         It is the position of Harris Trust and HIM that they may perform the services contemplated by the Advisory Contract, the Portfolio Management Contract and this Prospectus without violation of the Glass-Steagall Act or other applicable federal banking laws or regulations. It is noted, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, such services. If Harris Trust or HIM were prohibited from performing any of such services, it is expected that the Board of Directors of the Company would recommend to the Fund's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board of Directors.

         To the extent permitted by the Commission, the Fund may pay brokerage commissions to certain affiliated persons. No such commission payments were made during the last fiscal year by the Fund.

ADMINISTRATORS, CUSTODIAN AND TRANSFER AGENT

         First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc.) ("First Data" or the "Administrator") and PFPC Inc. ("PFPC" or the "Administrator and Accounting Services Agent") (collectively, the "Administrators") serve as the administrators of the Fund. In such capacity, the Administrators generally assist the Fund in all aspects of their administration and operation. PFPC also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent").

                                                          These service
                                                          providers are
                                                          responsible for
                                                          maintaining the
                                                          books and records
                                                          of the Fund, hand-
                                                          ling compliance and
                                                          regulatory issues,
                                                          processing buy/sell
                                                          orders, customer
                                                          service and the
                                                          safekeeping of
                                                          securities.

         PNC Bank, N.A. (the "Custodian") serves as custodian of the assets of the Fund. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC Bank Corp.

         As compensation for their services, the Administrators, the Custodian, and the Transfer Agent are entitled to receive a combined fee based on the aggregate average daily net assets of the Fund and certain other investment portfolios managed by the Investment Adviser and Portfolio Management Agent, payable monthly at an annual rate of .17% of the first $300 million of average daily net assets; 15% of the next $300 million; and .13% of average net assets in excess of $600 million. In addition, a separate fee is charged by PFPC for certain retail transfer agent services and for various custody transactional charges.

DISTRIBUTOR

         Funds Distributor, Inc. (the "Distributor") has entered into a Distribution Agreement with the Company pursuant to which it has the responsibility for distributing shares of the Fund. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of the Fund, subject to the terms of the Service Plan described below, pursuant to contractual arrangements between the Company and the Distributor and approved by the Board of Directors of the Company.

                                                      The Distributor under-
                                                      writes the Fund's
                                                      shares  which are
                                                      then  available
                                                      for  purchase or
                                                      redemption.

         See "Management" and "Custodian" in the Statement of Additional Information for additional information regarding the Fund's Investment Adviser, Portfolio Management Agent, Administrators, Custodian, Transfer Agent and Distributor.

EXPENSES

         Except for certain expenses borne by the Distributor, Harris Trust and HIM, the Company each bears all costs of its operations, including the compensation of its Directors who are not affiliated with Harris Trust, HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to the Service Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to the Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Fund's custodian including those for keeping books and accounts and calculating the net asset value per share of the Fund; expenses of shareholders' meetings and meetings of Board of Directors; expenses relating to the issuance, registration and qualification of shares of the Fund; pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to the Fund are charged against the assets of the Fund. Other general expenses of the Company are allocated among the investment portfolios of the Company in an equitable manner as determined by the Board of Directors.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share for the Fund is determined on each day that the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Philadelphia (the "Fed") are open for trading. For a list of the days on which the net asset value will not be determined, see "Determination of Net Asset Value" in the Statement of Additional Information. The net asset value per share of the Fund is determined by dividing the value of the total assets of the Fund less all of its liabilities by the total number of outstanding shares of the Fund.

                                                         The Net Asset Value
                                                         (NAV) is the price or
                                                         value of one share of
                                                         the Fund.

         The net asset value per share of the Fund is determined at the close of regular trading on the NYSE on each day the Fund is open for business. The value of securities of the Fund (other than bonds and debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange on which the securities are traded as of the close of regular trading on the NYSE (which is currently 4:00 P.M., New York City time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets are valued at closing over-the-counter bid prices. Bonds are valued at the mean of the last bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event as well as in those instances where prices of securities are not readily available, the fair value of those securities will be determined in good faith by or under the direction of the Board of Directors. Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost when the Company's Board of Directors has determined that amortized cost valuation represents fair value.

                                       PURCHASE OF SHARES

         Shares of the Fund may be purchased through authorized broker/dealers, financial institutions and service agents ("Institutions") on any day the NYSE and the Fed are open for business. Individual investors will purchase all shares directly through Institutions which will transmit purchase orders directly to the Distributor. Institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their customers for such services, which would reduce the customers' yield or return. No minimum initial or subsequent investment limitations have been imposed. Each Institution through which shares may be purchased may establish its own terms with respect to the requirement of a minimum initial investment and minimum subsequent investments.

                                                       Contact your broker,
                                                       financial institution
                                                       or service agent for
                                                       answers to any questions
                                                       you may have about
                                                       purchasing shares.

         The Company reserves the right to reject any purchase order. All funds, net of sales charge, if any, will be invested in full and fractional shares. Checks will be accepted for the purchase of the Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Fund at the address and telephone number on the cover of this Prospectus.

         Purchase orders for shares of the Fund received in good order by the Distributor prior to the close of regular trading (4:00 P.M., New York City time) on the NYSE will be executed at the offering price, which includes a sales charge, next determined on that day. Orders placed directly with the Distributor must be paid for by check or bank wire on the next business day. Payment for the shares purchased through an Institution will not be due until settlement date, normally three business days after the order has been executed.

         When shares of the Fund are purchased through an Institution, the Distributor reallows a portion of the sales charge. No sales charge will be assessed on the reinvestment of distributions.

                                                     Although  shares of the
                                                     Fund are sold with a sales
                                                     load of up to 4.50%,
                                                     there are a number of
                                                     ways to reduce the
                                                     sales load.

         Sales charges for shares of the Fund are as follows:

                                                 SALES        SALES CHARGE AS % OF      DEALER
ALLOWANCE AS
             AMOUNT OF PURCHASE                  CHARGE        NET AMOUNT
INVESTED      % OF OFFERING PRICE
             ------------------                  ------        -------------------      -------------------
Less than $100,000                                4.50%               4.71%                     4.25%
$100,000 up to (but less than) $200,000           4.00                4.17                      3.75
$200,000 up to (but less than) $400,000           3.50                3.63                      3.25
$400,000 up to (but less than) $600,000           2.50                2.56                      2.25
$600,000 up to (but less than) $800,000           2.00                2.04                      1.75
$800,000 up to (but less than) $1,000,000         1.00                1.01                      0.75
$1,000,000 and over                                .00                 .00                       .00

         No sales charge will be assessed on purchases by (a) any bank, trust company, or other institution acting on behalf of its fiduciary customer accounts or any other trust account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")); (b) individuals with an investment account or relationship with HIM; (c) directors and officers of the Company; (d) directors, current and retired employees of Harris Bankcorp, Inc. or any of its affiliates and the immediate family members of such individuals (spouses and children under 21); (e) brokers, dealers, and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals); (f) financial institutions, financial planners, employee benefit plan consultants or registered investment advisers acting for the accounts of their clients (g) customers of Harris Trust and its affiliate banks.

         Depending upon the terms of the particular customer account, financial services institutions, including Harris Trust and HIM, may charge account fees for automatic investment and other cash management services which they provide, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. This Prospectus should be read in connection with any information received from financial services institutions.

         The Right of Accumulation allows an investor to combine the amount being invested in shares of the Fund, Class A Shares of the non-money market funds of the Harris Insight Funds Trust and the Company with the total net asset value of the Fund's shares and Class A Shares of such funds currently being purchased or already owned to determine reduced sales charges in accordance with the above sales charge schedule. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time by the Fund with respect to all shares purchased thereafter.

         A Letter of Intent allows an investor to purchase shares of the Fund and Class A Shares of the non-money market funds of the Harris Insight Funds Trust and the Company over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of the Fund's shares and Class A Shares of such funds already owned pursuant to the terms of the letter. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. If such amount is not invested within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid.

                              REDEMPTION OF SHARES

         Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Distributor directly or through any Institution.

         There is no charge for redemption transactions, but an Institution may charge an account-based service fee. Redemption orders received by an Institution before the close of the NYSE with respect to shares of the Fund and received by the Distributor before the close of business on the same day will be executed at the Fund's net asset value per share next determined on that day. Redemption orders received by an Institution after the close of the NYSE, or not received by the Distributor prior to the close of business, will be executed at the Fund's net asset value next determined on the next business day.

                                                          There is no  charge
                                                          by the Fund for
                                                          redemptions, although
                                                          Institutions  may
                                                          charge an account-
                                                          based service fee.

         Redemption orders for the Fund that are received in good order by 4:00 P.M. (New York City time) will normally be remitted within five business days but not more than seven days. In the case of a redemption request made shortly after a recent purchase, the redemption proceeds will be distributed upon the clearance of the shareholder's check used to purchase the Fund's shares which may take up to 15 days or more after the investment. The proceeds may be more or less than cost and, therefore, a redemption may result in a gain or loss for federal income tax purposes. Payment of redemption proceeds may be made in readily marketable securities.

REDEMPTION THROUGH INSTITUTIONS

         Proceeds of redemptions made through authorized Institutions will be credited to the shareholder's account with the Institution. A redeeming shareholder may request a check from the Institution or may elect to retain the redemption proceeds in such shareholder's account. The Institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for the proceeds or prior to disbursement or reinvestment of the proceeds on behalf of the shareholder.

         Because of the high cost of maintaining small accounts, the Company with reserves the right to involuntarily redeem accounts on behalf of shareholders whose share balances fall below $500 unless this balance condition results from a decline in the market value of the Fund's assets. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

                                       EXCHANGE PRIVILEGE

         Shares of the Fund that have been held for seven days or more may be exchanged for Class A Shares of any other fund of the Company or the Harris Insight Funds Trust in an identically registered account, provided the shares of the fund to be acquired are registered for sale in the shareholder's state of residence, on the following terms: Shares of the Fund and Class A Shares of non-money market funds of the Harris Insight Funds Trust and the Company may be exchanged for shares of one another and for Class A Shares of each of the money market funds of the Company, all at respective net asset values. In addition, shares of a fund that have been exchanged pursuant to these privileges may be re-exchanged at respective net asset values of the class of shares of the fund in which they were originally invested upon notification.

                                                     Once you have held
                                                     shares for 7 days or more,
                                                     you can exchange these
                                                     shares for other eligible
                                                     Harris Insight
                                                     Fund Shares.

         Procedures applicable to redemption of the Fund's shares are also applicable to exchanging shares. The Company reserves the right to limit the number of times shares may be exchanged, to reject any telephone exchange order or otherwise to modify or discontinue exchange privileges at any time upon 60 days written notice. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

                                  SERVICE PLAN

         Under the Fund's Service Plan, the Fund bears the costs and expenses in connection with advertising and marketing its shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisers, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate up to 0.25% per annum of the average daily net asset value of the Fund's shares. However, Harris Trust or HIM, in lieu of the Fund, from time to time in its sole discretion, may volunteer to bear the costs of such fees to certain Service Agents. The Administrators and the Distributor may act as Service Agents and receive fees under the Service Plan.

                                                      The Service Plan for the
                                                      Fund allow the Fund
                                                      to pay Service Agents
                                                      for certain servicing
                                                      activities provided
                                                      to their customers.

         In addition to the fees paid by the Fund, the Fund may, pursuant to the Service Plan, defray all or part of the cost of preparing and printing brochures and other promotional materials and of delivering prospectuses and those materials to prospective shareholders of the Fund by paying on an annual basis up to the greater of $100,000 or 0.05% of the net asset value of the Fund's shares (but not in any case greater than such costs). For more information concerning expenses pursuant to the Service Plan, see "Management."

         Servicing activities provided by Service Agents to their customers investing in the Fund may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires, distribution and such other services as the Fund may request, to the extent the Service Agent is permitted to do so by applicable statute, rule or regulation.

                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from net investment income of the Fund will be declared and paid quarterly. The Fund's net taxable capital gains, if any, will be distributed at least annually (to the extent required to avoid imposition of the 4% excise tax described below). Dividends and distributions paid by the Fund will be invested in additional shares of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. The Fund will forward to the Transfer Agent the monies for dividends to be paid in cash on the payment date.

                                                            The Fund declares
                                                            and pays dividends
                                                            quarterly.

                              FEDERAL INCOME TAXES

         The Fund (and each of the other investment portfolios of the Company) will be treated as a separate entity for tax purposes and thus the provisions of the Internal Revenue Code (the "Code") generally will be applied to the Fund separately, rather than to the Company as a whole. As a result, net capital gains, net investment income, and operating expenses will be determined separately for the Fund. The Company intends to qualify the Fund as a regulated investment company under Subchapter M of the Code. As a portfolio of a regulated investment company, the Fund will not be subject to federal income taxes with respect to net investment income and net capital gains distributed to its shareholders, as long as it distributes 90% or more of its net investment income (including net short-term capital gains) each year.

         Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deductions.

         A taxable gain or loss may also be realized by a holder of shares in the Fund upon the redemption or transfer of shares depending on the tax basis of the shares and their price at the time of the transaction. Any loss realized on a sale or exchange of shares of the Fund will be disallowed to the extent shares are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.

         The Company will be required to withhold, subject to certain exemptions, a portion (currently, 31%) from dividends paid or credited to individual shareholders and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Company or Transfer Agent.

                                ACCOUNT SERVICES

         Shareholders receive a Statement of Account whenever a share transaction, dividend or capital gain distribution is effected in the accounts, or at least annually. Shareholders an write or call the Company at the address and telephone number on page one of this Prospectus with any questions relating to their investment in shares of the Fund.

                         ORGANIZATION AND CAPITAL STOCK

         The Company, which was incorporated in Maryland on September 16, 1987, is a diversified, open-end management investment company. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. Currently, the Company has six portfolios in operation. The Board has authorized the Intermediate Bond Fund to issue one class of shares. In the future, the Board of Directors of the Company may authorize the issuance of shares of additional investment portfolios and additional classes of shares of any portfolio.

         All shares of the Company have equal voting rights and the shares of each will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting rights of shareholders is contained in the Statement of Additional Information. All shares of the Company, when issued, will be fully paid and non-assessable.

         As of January 31, 1996, Harris Trust held of record 35,249 shares, equal to 29.47% of the outstanding shares of the Fund. Harris Trust has indicated that it holds its shares on behalf of various client accounts and not as beneficial owner.

         The Company may dispense with annual meetings of shareholders in any year in which Directors are not required to be elected by shareholders. The Board of Directors of the Company, when requested by at least 10% of the Company's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or Directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                             REPORTS TO SHAREHOLDERS

         The fiscal year of the Company ends on December 31. The Company will send to its shareholders a semi-annual report showing the investments held by the Fund and other information (including unaudited financial statements) pertaining to the Company. An annual report, containing financial statements audited by independent accountants, is also sent to shareholders.

                      CALCULATION OF YIELD AND TOTAL RETURN

         From time to time the Fund may advertise its yield, tax-equivalent yield and "total return." "Total return" refers to the amount an investment in shares of the Fund would have earned, including any increase or decrease in net asset value, over a specified period of time and assumes the payment of the maximum sales load and the reinvestment of all dividends and distributions. The total return of the Fund shows what an investment in shares of the Fund would have earned over a specified period of time (such as one, five or ten years or the period of time since commencement of operations, if shorter) assuming the payment of the maximum sales loads when the investment was first made and that all distributions and dividends by the Fund were reinvested on their reinvestment dates during the period less all recurring fees. When the Fund compares its total return to that of other mutual funds or relevant indices, its total return may also be computed without reflecting the sales load so long as the sales load is stated separately in connection with the comparison.

         The yield of the Fund refers to the income generated by an investment in shares of the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during the 30-day period is assumed to be earned and reinvested at a constant rate and compounded semi-annually. The annualized income is then shown as a percentage of the investment.

         The Fund's performance figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.

INVESTMENT ADVISER                             DISTRIBUTOR
Harris Trust & Savings Bank                    Funds Distributor, Inc.
111 West Monroe Street                         One Exchange Place
Chicago, Illinois 60603                        Boston, Massachusetts 02109

PORTFOLIO MANAGEMENT AGENT                     CUSTODIAN
Harris Investment Management, Inc.             PNC Bank, N.A.
190 South LaSalle Street                       Broad and Chestnut Streets
Chicago, Illinois 60603                        Philadelphia, Pennsylvania 19101

ADMINISTRATORS                                 TRANSFER AGENT AND
First Data Investor Services Group, Inc.       DIVIDEND DISBURSING AGENT
53 State Street                                PFPC Inc.
Boston, Massachusetts 02109                    P.O. Box 8950
                                               Wilmington, Delaware 19885
PFPC Inc.
103 Bellevue Parkway                           INDEPENDENT ACCOUNTANTS
Wilmington, Delaware 19809                     Price Waterhouse LLP
                                               Philadelphia, Pennsylvania

                                               LEGAL COUNSEL
                                               Bell, Boyd & Lloyd
                                               Chicago, Illinois



                              HARRIS INSIGHT FUNDS
                         HARRIS INSIGHT CONVERTIBLE FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                 One Exchange Place, Boston, Massachusetts 02109
                            Telephone: (800) 982-8782

         The Harris Insight Convertible Fund (the "Fund") is one of six portfolios of HT Insight Funds, Inc. (the "Company") an open-end, diversified management investment company. The investment objective of the Fund is described in the Prospectus.
See "Investment Objective and Policies."

         This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's
Prospectus dated February 21, 1996 and any supplement thereto (the "Prospectuses"). This Statement of Additional Information contains additional information that should be read in conjunction with each of the Prospectuses, additional copies of which may be obtained without charge from the Company's distributor, Funds Distributor, Inc., by writing or calling the Fund at the address or telephone number given above.



TABLE OF CONTENTS
         Investment Strategies....................... 2          Capital Stock............................
20
         Ratings..................................... 8          Other....................................  21
         Investment Restrictions..................... 8          Custodian................................
21
         Management..................................10          Independent
Accountants..................  22
         Service Plan................................14          Experts..................................  22
         Calculation of Yield and                                Financial Statements.....................
23
           Total Return..............................15          Appendix.................................
A-1
         Determination of Net
           Asset Value ..............................16
         Portfolio Transactions......................17
         Federal Income Taxes........................19


                              INVESTMENT STRATEGIES

         CONVERTIBLE SECURITIES. Because they have the characteristics of both fixed-income securities and common stock, convertible securities sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities both for producing current income and longer-term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock. Securities rated "B" or "CCC" (or "Caa") are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, with "B" indicating a lesser degree of speculation than "CCC" (or "Caa"). While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Securities rated "CCC" (or "Caa") have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk, and yields on such securities will fluctuate over time. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value.

         Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

         To the extent that there is no established retail secondary market for low-rated and comparable unrated securities, there may be little trading of such securities in which case the responsibility of the Company's Board of Directors, as the case may be, to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. In addition, the Fund's ability to dispose of the bonds may become more difficult. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

         The market for certain low-rated and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and could result in a higher incidence of defaults.

         FLOATING AND VARIABLE RATE OBLIGATIONS.  The Portfolio Management
Agent
will monitor, on an ongoing basis, the ability of an issuer of a Floating or Variable Rate demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub-custodian agreement between the bank and the Fund's custodian.

         The floating and variable rate obligations that the Fund may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

         FOREIGN SECURITIES. As discussed in the Prospectus, investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange rate fluctuations, less
publicly  available   information,   more  volatile
markets, less securities regulation, less favorable tax provisions, war or expropriation. As a result of its investments in foreign securities, the Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

         GOVERNMENT SECURITIES. Government Securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. Obligations of the United States Government agencies and instrumentalities are debt securities issued by United States Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the United States Treasury (such as Government National Mortgage Association participation certificates);
(b) the limited authority of the issuer to borrow from the United States Treasury (such as securities of the Federal Home Loan Bank); (c) the discretionary authority of the United States Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. In cases where United States Government support of agencies or instrumentalities is discretionary, no assurance can be given that the United States Government will provide financial support, since it is not lawfully obligated to do so.

         LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the Portfolio
Management Agent are of investment quality comparable to other permitted investments of the Fund, may be used for letter of credit backed investments.

         LOANS OF PORTFOLIO SECURITIES. The Fund may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Fund will not into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, the Investment Adviser, the Portfolio Management Agent or the Distributor.

         PUT AND CALL OPTIONS. The Fund may invest in covered put and covered call options and write covered put and covered call options on securities in which the Fund may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         The Fund may write put and call options on securities only if they are "covered," and such options must remain "covered" as long as the Fund is obligated as a writer. A call option is "covered" if the Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash, Treasury bills, or other high-grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, the Fund would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, the Fund would receive less total return for its portfolio than it would have if the call had not been written, but only if the premium received for writing the option is less than the difference between the exercise price and the market value. Put options are purchased in an effort to protect the value of a security owned against an anticipated decline in market value. The Fund may forego the benefit of appreciation on securities sold or be subject to depreciation on securities acquired pursuant to call or put options, respectively, written by the Fund. The Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.

         The Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, the Fund's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         The staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. The Company has agreed that, pending resolution of the issue, the Fund will treat such options and assets as subject to such Fund's limitation on investment in securities that are not readily marketable.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.

         REPURCHASE AGREEMENTS. The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. The Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose the Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         The Fund may not enter into a repurchase agreement if, as a result, more than 10% of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Directors.

         The Fund also may enter into reverse repurchase agreements, which are detailed in the Prospectus.

         SECURITIES WITH PUTS. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Fund may pay for certain puts either separately, in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

         The Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Fund of the underlying security. Where the Fund pays directly or indirectly for a put, its costs will be reflected as an unrealized loss of the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by the Fund will not be considered shortened by any put to which the obligation is subject.

         WHEN-ISSUED  PURCHASES  AND  FORWARD  COMMITMENTS   (DELAYED-
DELIVERY).
When-issued purchases and forward commitments (delayed-delivery) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Investment Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

         The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for federal income tax purposes.

         When  the  Fund   engages  in   when-issued   and  forward   commitment
transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

                                     RATINGS

         After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell such security unless the amount of such securities exceeds permissible limits established in the Prospectuses. However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in such organizations or in their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this Statement of Additional Information.

         For additional information on ratings, see Appendix A to this Statement of Additional Information.

                             INVESTMENT RESTRICTIONS

         The  Fund may not:
         (1) issue senior securities or borrow money (except that the Fund may borrow from banks up to 10% of the current value of the Fund's net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of not more than 10% of the current value of the Fund's total assets, but investments may not be purchased by the Fund while any such borrowing exists.

         (2) pledge or mortgage its assets (except that the Fund may pledge its assets as described in (1) above and (i) to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute to provide fidelity and directors' and officers' liability insurance or (ii) to a broker for the purpose of collateralizing investments, such as stock index futures contracts and put options);

         (3) make loans, except loans of portfolio securities and except that the Fund may purchase or hold a portion of an issue of publicly distributed bonds, debentures or other obligations, purchase negotiable certificates of deposit and bankers' acceptances and enter into repurchase agreements with respect to its portfolio securities;

         (4) invest an amount in excess of 10% of the current value of the Fund's net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, securities that are not readily marketable and other illiquid securities (including certain GICs and BICs);

         (5) purchase or sell real estate (other than securities secured by real estate or interests therein, securities backed by mortgages or securities issued by companies that invest in real estate or interests therein), real estate limited partnerships, commodities or commodity contracts except stock index futures and options on stock indices;

         (6) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and margin payments in connection with transactions in stock index futures contracts) or make short sales of securities;

         (7) underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

         (8)  make  investments  for  the  purpose  of  exercising   control  or
management; or

         (9)  purchase   securities  of  other  investment   companies,   except
securities of certain money market funds in accordance with the Fund's investment objectives and policies and to the extent permissible under the 1940 Act, and except in connection with a merger, consolidation, acquisition, spin-off or reorganization.

         Each of the foregoing investment restrictions is a fundamental policy of the Fund that may be changed only when permitted by law and approved by the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock."

         In addition to the above fundamental investment policies, each of the following investment restrictions may be changed at any time by the Board of Directors, as the case may be.

         The  Fund may not:
         (1) invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 2% of its net assets may be invested in warrants that are not listed on the New York or American Stock Exchanges. (Warrants acquired in units or attached to securities may be deemed to be without value.);

         (2) invest in oil, gas and other mineral leases, exploration or development programs; or

         (3) purchase or retain the securities of any issuer if the officers, directors or partners of the Company, its Investment Adviser, Portfolio Management Agent or Administrator owning beneficially more than one-half of 1% of the securities of each issuer together own beneficially more than 5% of such securities.

         Whenever any investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions.

         For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.


                                   MANAGEMENT

DIRECTORS AND OFFICERS

         The principal occupations of the executive officers of the Company for the past five years and their ages are listed below. The address of each, unless otherwise indicated, is One Exchange Place, Boston, Massachusetts 02109. Directors deemed to be "interested persons" of the Company, as the case may be, for purposes of the 1940 Act are indicated by an asterisk.

*EDGAR R. FIEDLER,  Director - 845 Third Avenue,  New York, New York 10022.  Age
65. Vice President and Economic Counsellor, The Conference Board since 1975; Director or Trustee, The Stanley Works, AARP Income Trust, AARP Insured Tax Free Income Trust, AARP Cash Investment Fund, Brazil Fund, Scudder Institutional Fund, Scudder Fund, Inc., Zurich American Insurance Company, Emerging Mexico Fund and Center for Policy Research of the American Council for Capital Formation. Formerly Assistant Secretary of the Treasury for Economic Policy (1971-1975).

C. GARY GERST, Chairman of the Board of Directors; Director - 11 South La Salle Street, Chicago, Illinois 60603. Age 56. Chairman Emeritus since 1993 and formerly Co-Chairman, La Salle Partners Ltd. (Real Estate Developer and Manager). Director, Trustee or Partner, La Salle Street Fund Inc., La Salle Street Fund Inc. of Delaware, DEL-LPL Limited Partnership and DEL-LPAML Limited Partnership.

JOHN W. McCARTER, JR., Director - 225 West Wacker Drive, Suite 1700, Chicago, Illinois 60606. Age 57. Senior Vice President and former Director of Boozo Allen & Hamilton, Inc. (Consulting Firm); Director of W.W. Grainger, Inc. and A.M. Castle, Inc.

ERNEST M. ROTH, Director - 205 Abingdon Avenue, Kenilworth,  Illinois 60043. Age
67. Consultant since 1992. Formerly, Senior Vice President and Chief Financial Officer, Commonwealth Edison Company. Director of LaRabida Children's Hospital and Chairman of LaRabida Children's Foundation.

RICHARD H. ROSE, Treasurer of the Company - Age 39. Vice President, First Data Investor Services Group, Inc., since May 6, 1994. Formerly Senior Vice President, The Boston Company Advisors, Inc.

PATRICIA L. BICKIMER, President and Secretary of the Company - Age 42. Vice President and Associate General Counsel, First Data Investor Services Group, Inc., since May 6, 1994; Formerly, Vice President and Associate General Counsel, The Boston Company Advisors, Inc.

LISA A. ROSEN, Assistant Secretary of the Company - Age 28. Counsel, First Data Investor Services Group, Inc., since May 6, 1994. Formerly, Assistant Vice President and Counsel with The Boston Company Advisors, Inc.; Associate with Hutchins, Wheeler & Dittmar.

         Directors of the Company receive from the Company, an annual fee in addition to a fee for each Board of Directors meeting, and Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table summarizes the compensation paid by the Company to the Directors of the Company for the fiscal year ended December 31, 1995:

                                                  Pension or               Estimated Annual        Total
Compensation
                                                  Retirement Benefits      Benefits upon           from the
Company
Name of Person,           Aggregate Compensation  Accrued as Part          Retirement
and Fund Complex
Position                  from the Company        of Fund Expenses         ----------              -------
---------
--------                  ----------------        ----------------

Edgar R. Fiedler,               $20,000 (1)               None                  None
$20,000
Director

C. Gary Gerst,                  $20,000                   None                  None
$20,000
Director

John W.                         $ 0                       None                  None                    $ 0
McCarter, Jr.
Director(2)

Ernest M. Roth,                 $20,000                   None                  None
$20,000
Director
--------------------------

(1) For the period June 1988 through December 31, 1994, the total amount of compensation (including interest) payable or accrued for Mr. Fiedler was $171,192.07 pursuant to the Company's Deferred Compensation Plan for its Independent Directors.

(2)    Mr. McCarter became a Director of the Company in October, 1995.

         As of January 31, 1996, the principal holders of the Fund were Harris Trust & Savings Bank, Chicago, Illinois 60603, BMS/Central Trust, Jefferson City, Missouri 65102, National Financial Services Company, 200 Liberty Street, New York, New York and Mary Morse Cargill, c/o Russ Felton, P.O. Box 9300, dept. 28, Minneapolis, MN 55440-9300 held of record, 35,249, 34,510, 25,872 and 19,316 shares, respectively, equal to 29.47%, 28.85%, 21.63% and 16.15%, respectively of the outstanding shares of the Convertible Fund.

         The shareholders described above have indicated that they each hold their shares on behalf of various accounts and not as beneficial owners. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

         As of January 31, 1996, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of each of the Company's Funds.

Investment Adviser, Investment Sub-Adviser and Portfolio Management Agent. The Fund is advised by Harris Trust. Harris Trust has entered into Portfolio Management Contracts with Harris Investment Management, Inc. ("HIM") under which HIM is responsible for all Fund purchase and sale transactions and for providing all such daily portfolio management services to the Fund. Under the Portfolio Management Contracts, Harris Trust remains responsible for the supervision and oversight of HIM's performance.

         Harris Trust or HIM provides to the Fund, among other things, money market security and fixed income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions. HIM analyzes key financial ratios that measure the growth, profitability, and leverage of issuers in order to help maintain a portfolio of above-average quality. Emphasis placed on a particular type of security will depend on an interpretation of underlying economic, financial and security trends. The selection and performance of securities is monitored by a team of analysts dedicated to evaluating the quality of each portfolio holding.

         The Advisory Contract and the Portfolio Management Contract will continue in effect from year to year, provided that such continuance is specifically approved as described in the immediately preceding paragraph.

         For the fiscal years ended December 31, 1995, 1994, 1993 and 1992, the Investment Adviser was entitled to receive fees from the Fund in the following amounts: $9,134. $26,524, $51,186 and $41,091, respectively. Waivers of investment advisory fees and expense reimbursements by the Investment Adviser from the Fund for each period amounted to: $23,094, $16,347, $28,451 and $27,241.

         Administrators. First Data Investor Services Group, Inc. ("First Data") and PFPC Inc. ("PFPC") (the "Administrators") serve as the Fund's administrators pursuant to an Administration Agreement and an Administration and Accounting Services Agreement, respectively. First Data has agreed to maintain office facilities for the Fund; furnish clerical support and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the Commission or any state securities commission having jurisdiction over the Company. PFPC has agreed to provide accounting and bookkeeping services for the Fund, including the computation of the Fund's net asset value, net income and realized capital gains, if any.

         Distributor. Funds Distributor, Inc. (the "Distributor") has entered into a Distribution Agreement with the Company pursuant to which it has the responsibility of distributing shares of the Fund.

         Other Information Pertaining to Distribution, Administration, Custodian and Transfer Agency Agreements. PFPC Inc., the Fund's Transfer Agent and one of the Fund's two administrators, is an affiliate of PNC Bank, N.A., the Company's Custodian. PFPC

Inc. and PNC Bank, N.A. are not affiliates of First Data and Funds Distributor, Inc., and none of the aforenamed entities is an affiliate of Harris Investment Management, Inc.

         The Company's contracts with the Investment Adviser, Portfolio Management Agent, Administrators, Transfer Agent and Custodian (the "Contractors") provide that if, in any fiscal year, the total expenses of the Fund incurred by, or allocated to, the Fund (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles and extraordinary expenses and payments under plans of the Fund adopted pursuant to Rule 12b-1 under the Act (the "Service Plans"), but including the fees provided for in the Advisory Contract and the Administration Agreement) exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations of the states in which the Fund's shares are registered for sale, such parties shall waive their fees proportionately under the Portfolio Management Contract with respect to the Fund and fee agreement with the Fund's Administrators, Transfer Agent and Custodian for the fiscal year to the extent of the excess or reimburse the excess, but only to the extent of their respective fees. The Company believes that currently the most restrictive applicable expense limitation is 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of average net assets in excess of $100 million. No such waivers were necessary in 1995.

                                  SERVICE PLAN

         As indicated in the Prospectuses, the Fund has adopted a Service Plan under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") with respect to its shares. The Service Plan has been adopted by the Board of Directors, including a majority of the Directors who were not "interested persons" (as defined by the 1940 Act) of the Company, and who had no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (the "Qualified Directors"). The Service Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors of the Company and the Qualified Directors. Agreements related to the Service Plan must also be approved by such vote of the Directors and the Qualified Directors. The Service Plan will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund. The Service Plan may not be amended to increase materially the amounts payable to Service Agents without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Service Plan may be made except by a majority of both the Directors of the Company and the Qualified Directors.

         The Service Plan requires that certain service providers furnish to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under such Service Plan. Rule 12b-1 also requires that the selection and nomination of the Directors who are not "interested persons" of the Company be made by such disinterested Directors.

         The Fund bears the costs and expenses in connection with advertising and marketing the Fund's shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisors, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate of up to 0.25% per annum of the value of the Fund's average daily net assets.

         Servicing activities provided by Service Agents to their customers investing in shares of the Fund may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding the Fund; assisting customers in changing dividend options; account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires; distribution and such other services as the Fund may request, to the extent the Service Agent is permitted by applicable statute, rule or regulation.

         To date,  no payments  have been made  pursuant  to the Fund's  Service
Plan.

                      CALCULATION OF YIELD AND TOTAL RETURN

         The Company makes available 30-day yield quotations with respect to shares of the Fund. As required by regulations of the Commission, the 30-day yield is computed by dividing the Fund's net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized assuming semi-annual reinvestment and compounding of net investment income.

         The 30-day yield for the period ended December 31, 1995, was 5.60% for the Fund.

         The Company also makes available total return quotations for shares of the Fund. Average annual total return for the Fund for the period from February 24, 1988 (commencement of operations) through December 31, 1995 was 7.43% and the annual total return for the fiscal years ended December 31, 1994 and 1995 were (8.30%) and 13.23%, respectively. Each of these amounts is computed by assuming a hypothetical initial investment of $10,000 and reflects the imposition of the maximum sales charge. It is assumed that all of the dividends and distributions by the Fund over the specified period of time were reinvested. It was then assumed that at the end of the specified period, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial investment to grow to the amount that would have been received upon redemption.

         The Fund may also calculate an aggregate total return which reflects the cumulative percentage change in value over the measuring period. The aggregate total return can be calculated by dividing the amount received upon redemption by the initial investment and subtracting one from the result. The aggregate total return for the Fund from February 24, 1988 (commencement of operations) through December 31, 1995 and the aggregate total return for the fiscal years ended December 31, 1994 and 1995, respectively were 75.63%, (8.30%) and 13.23%, respectively.

         Current yield and total return for the Fund will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield (or total return) is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Fund.

         Performance data of the Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices, such as those prepared by Salomon Brothers Inc. or Lehman Brothers Inc., or any of their affiliates or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as IBC/Donoghue's Money Fund Report and Bank Rate Monitor (for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas). Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Services and publications of a local or regional nature. Performance information may be quoted numerically or may be presented in a table, graph or other illustrations. All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results.

         In addition, investors should recognize that changes in the net asset value of shares of the Fund will affect the yield of the Fund for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for the Fund may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

                        DETERMINATION OF NET ASSET VALUE

         As described under "Determination of Net Asset Value" in the Prospectuses, net asset value per share is determined at least as often as each day that the Federal Reserve Board of Philadelphia and the New York Stock Exchange are open, i.e., each weekday other than New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day,

Labor Day (the first Monday in September), Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day (each, a "Holiday").

                             PORTFOLIO TRANSACTIONS

         The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors HIM is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While HIM generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of securities for the Fund will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of dealer spreads, and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission.

         HIM may, in circumstances in which two or more dealers are in a position to offer comparable results for the Fund, give preference to a dealer that has provided statistical or other research services to such adviser. By allocating transactions in this manner, HIM is able to supplement its own research and analysis with the views and information of other securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed under the Portfolio Management Contract, and the expenses of such adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through whom HIM effects securities transactions for the Fund may be used by HIM in servicing its other accounts, and not all of these services may be used by HIM in connection with advising the Fund.

         Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1993 were $2,865 and $2,139,170, respectively, for the Fund. Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1994 were $1,030 and $875,988, respectively, for the Fund. Total brokerage commissions and the total dollar amount of such transactions were paid during 1995 were $157 and $1,724,179, respectively for the Fund.

         With respect to transactions directed to brokers because of research services provided, total brokerage commissions, and the total dollar amount of the transactions on which such commissions were paid during 1993, 1994 and 1995, no such commissions were paid for the Fund.

         Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Harris Investors Direct, Inc. ("HID") In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the
underwriter's   concession  or  discount.  The  Fund  will  not  deal  with  the
Distributor or HID in any transaction in which either one acts as principal except as may be permitted by the Commission.

         In placing orders for portfolio securities of the Fund, HIM is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that HIM will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While HIM will generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.

         Subject to the above considerations, HID may act as a main broker for the Fund. For it to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by it must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow HID to receive no more than the remuneration that would be expected to be received by an unaffiliated broker on a commensurate arm's-length transaction. Furthermore, the Directors of the Company, including a majority who are not "interested" Directors have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to either one are consistent with the foregoing standard. Brokerage transactions with either one are also subject to such fiduciary standards as may be imposed upon each of them by applicable law.

                              FEDERAL INCOME TAXES

         The Prospectuses describe generally the tax treatment of distributions by the Company. This section of the Statement includes additional information concerning federal taxes.

         The Fund will be treated as a separate entity for federal income tax purposes and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code") generally will be applied to the Fund separately, rather than to the Company as a whole.

         Qualification as a regulated investment company under the Code generally requires, among other things, that (a) at least 90% of the Fund's annual gross income (without offset for losses) be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stocks, securities or options thereon and certain other income including, but not limited to, gains from futures contracts; (b) the Fund derives less than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of stocks, securities or options thereon and certain futures contracts held for less than three months; and (c) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income (including net short-term capital gains) earned in each year.

         For Federal income tax purposes, gain or loss on the futures contracts and options described above (collectively referred to as "section 1256 contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, the Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and, accordingly, the mark-to-market system will generally affect the amount of capital gains or losses taxable to the Fund and the amount of distributions taxable to a shareholder. Moreover, if the Fund invests in both section 1256 contracts and offsetting positions in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. The Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (b) will permit it to use substantially all of the losses of the Fund for the fiscal years in which the losses actually occur.

         The Fund will generally be subject to an excise tax of 4% of the amount of any income or capital gains distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. The Fund intends that it will distribute substantially all of its net investment income and net capital gains in accordance with the foregoing requirements, and, thus, expects not to be subject to the excise tax. Dividends declared by the Fund in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared.

         Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

         Gains or losses on sales of securities by the Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.

         If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by the Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. The requirement that the Fund derive less than 30% of its gross income from gains from the sale of securities held for less than three months may limit the Fund's ability to write options.

         If, in the opinion of the Company, ownership of its shares has or may become concentrated to an extent that could cause the Company to be deemed a personal holding company within the meaning of the Code, the Company may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.

                                  CAPITAL STOCK

         The authorized capital stock of the Company consists of an aggregate of 10,000,000,000 shares ("Shares"), par value of $.001 per share. With respect to the Fund, the Company's capital stock is currently classified as "Class D," referred to as the Harris Insight Convertible Fund, consisting of 100,000,000 Shares.

         Generally, all shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. As used in the Prospectuses and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund (e.g., election of Directors and ratification of independent accountants), means the vote of the lesser of
(i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single fund or any other single fund (e.g., annual approval of advisory contracts), means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of the Fund represents an equal proportionate interest in that Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors.
Notwithstanding the foregoing, each class of shares of each fund bears exclusively the expense of fees paid to Service Organizations with respect to that class of shares. In the event of the liquidation or dissolution of the Company (or the Fund), shareholders of the Fund (or the Fund being dissolved) are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to the particular Fund that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

                                      OTHER

         The Registration Statement, including the Prospectuses, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    CUSTODIAN

         As the Fund's custodian, PNC Bank, N.A., among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund, and pays all expenses of the Fund.

                             INDEPENDENT ACCOUNTANTS

         Price Waterhouse LLP has been selected as the independent accountants for the Company. Price Waterhouse LLP provides audit services and assistance and consultation in connection with review of certain Commission filings. Price Waterhouse LLP's address is 30 South 17th Street, Philadelphia, Pennsylvania 19103.

                                     EXPERTS

         The financial statements incorporated by reference into the Prospectuses and included in this Statement of Additional Information have been incorporated by reference or included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of that firm as experts in auditing and accounting.

                              FINANCIAL STATEMENTS

                       Specimen Computations of Net Asset
                      Values and Offering Prices Per Share

Convertible Fund (specimen computations)

Net Asset Value and Redemption Price per
  Share of Capital Stock at December 31, 1995................... $9.52
                                                                 =====
Maximum Offering Price per Share ($9.52 divided by .955)
                                   ----            ----
  (reduced on purchases of $100,000 or more)............         $9.97
                                                                 =====


         The financial statements for the year ended December 31, 1995 including the notes thereto, have been audited by Price Waterhouse LLP and are incorporated by reference in this Statement of Additional Information from the Annual Report of the Company dated December 31, 1995.

                                   APPENDIX A

Description of Bond Ratings

         The following summarizes the highest four ratings used by Standard & Poor's Corporation ("S&P") for corporate and municipal debt:

                AAA - Debt rated AAA has the  highest  rating  assigned  by S&P.
               Capacity to pay interest and repay principal is extremely strong.

                 AA - Debt rated AA has a very strong  capacity to pay  interest and repay principal and differs from AAA issues only in a small degree.

                  A - Debt rated A has a strong  capacity  to pay  interest  and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                BBB - Debt rated BBB is regarded as having an adequate  capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal long-term debt:

                Aaa - Bonds  that are  rated  Aaa are  judged  to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                 Aa - Bonds that are rated Aa are  judged to be of high  quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds that are rated A possess many  favorable  investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                Baa - Bonds  that are  rated  Baa are  considered  medium  grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds:

                AAA - Debt rated AAA is of the highest credit quality.  The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

                 AA -  Debt  rated  AA is of  high  credit  quality.  Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  A - Bonds that are rated A have  protection  factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

                BBB - Bonds  that are rated BBB have  below  average  protection
               factors  but  are  still   considered   sufficient   for  prudent
               investment. Considerable variability in risk during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The following summarizes the ratings used by IBCA Limited and IBCA Inc. ("IBCA") for bonds:

               Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

               IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

Description of Municipal Notes Ratings

         The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

               MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

               MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

         The following summarizes the two highest ratings by Standard & Poor's for short-term municipal notes:

               SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

               SP-2 - Satisfactory capacity to pay principal and interest.

         The three highest rating categories of D&P for short-term debt are Duff 1, Duff 2, and Duff 3. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation.
Nevertheless, timely payment is expected.

         D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations.


Description of Commercial Paper Ratings

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category.

  Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations" Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         The following summarizes the highest ratings used by Fitch for short-term obligations:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess exceptionally strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is strong. Those issued determined to possess extremely strong safety characteristics are denoted A-1+.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         D&P uses the short-term ratings described above for commercial paper.

         Fitch uses the short-term ratings described above for commercial paper.

         Thomson BankWatch, Inc. (TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4  The  lowest  rating   category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

                              HARRIS INSIGHT FUNDS
                 One Exchange Place, Boston, Massachusetts 02109
                            Telephone: (800) 982-8782

                       Statement of Additional Information

         The Harris Insight Funds Trust (the "Trust") is an open-end, diversified management investment company that currently offers a selection of eleven investment portfolios. HT Insight Funds, Inc. (the "Company") is an open-end, diversified management investment company that currently offers six investment portfolios. The eleven portfolios of the Trust and five of the six portfolios of the Company (collectively, the "Funds") are detailed in this Statement of Additional Information. The investment objectives of the Funds are described in the Prospectus. See "Investment Objectives and Policies." The Funds are as follows:

         o Harris Insight Equity Fund (the "Equity Fund")
         o Harris Insight Equity Income Fund (the "Equity Income Fund")
         o Harris Insight Growth Fund (the "Growth Fund")
         o Harris Insight Small-Cap Opportunity  Fund (the "Small-Cap Fund")
         o Harris Insight Index Fund (the "Index Fund")
         o Harris Insight International Fund (the "International Fund")
         o Harris Insight Balanced Fund (the "Balanced Fund")
         o Harris Insight Convertible   Securities   Fund   ( the   "Convertible
           Securities  Fund")
         o Harris Insight Short / Intermediate Fund (the "Short / Intermediate Fund")
         o Harris Insight Bond Fund (the "Bond Fund")
         o Harris Insight Intermediate Government Bond Fund (the "Government Fund")
         o Harris Insight Intermediate Tax-Exempt Bond Fund (the "Intermediate Tax-Exempt Fund")
         o Harris Insight Tax-Exempt Bond Fund (the "Tax-Exempt Fund")
         o Harris Insight Government Money Market Fund (the "Government Money Fund")
         o Harris Insight Money Market Fund (the "Money  Fund")
         o Harris Insight Tax-Exempt Money Market Fund (the "Tax-Exempt Money Fund")

         Each of the Trust's eleven Funds has two classes of shares, Class A Shares and Institutional Shares. Two of the Company's Funds also each have two classes of shares, Class A Shares and Institutional Shares. The remaining three Funds of the Company described in this Statement of Additional Information, the Government Money Fund, the Money Fund and the Tax-Exempt Money Fund (collectively, the "Money Market Funds") each have three classes of Shares, Class A, Class B and Institutional Shares.

         This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the Funds' related Prospectuses dated February 21, 1996 and any supplement thereto (the "Prospectuses"). This Statement of Additional Information contains additional information that should be read in conjunction with each of the Prospectuses, additional copies of which may be obtained without charge from the Company's and the Trust's distributor, Funds Distributor, Inc., by writing or calling the Funds at the address or telephone number given above.

TABLE OF CONTENTS
         Investment Strategies  ................3                Capital Stock..........................39
         Ratings...............................20                Other..................................41
         Investment Restrictions...............20                Custodian..............................41
         Management............................23                Independent
Accountants................41
         Service Plans.........................28                Experts................................41
         Calculation of Yield and                                Financial Statements...................42
           Total Return........................31                Appendix...............................A-1
         Determination of Net
           Asset Value ........................34
         Portfolio Transactions................35
         Federal Income Taxes..................37

                                       2

                              INVESTMENT STRATEGIES

         ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.

         The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved.

         CONVERTIBLE SECURITIES. Because they have the characteristics of both fixed-income securities and common stock, convertible securities sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities both for producing current income and longer-term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock. Securities rated "B" or "CCC" (or "Caa") are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, with "B" indicating a lesser degree of speculation than "CCC" (or "Caa"). While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Securities rated "CCC" (or "Caa") have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk, and yields on such securities will fluctuate over time. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value.

         Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

         To the extent that there is no established retail secondary market for low-rated and comparable unrated securities, there may be little trading of such securities in which case the responsibility of the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. In addition, a Fund's ability to dispose of the bonds may become more difficult. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

         The market for certain low-rated and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and could result in a higher incidence of defaults.

         FLOATING AND VARIABLE RATE OBLIGATIONS.  The Portfolio Management
Agent
(or the Investment Adviser with respect to the Tax-Exempt Money Fund) will monitor, on an ongoing basis, the ability of an issuer of a Floating or Variable Rate demand instrument to pay principal and interest on demand. A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Funds' custodian subject to a sub-custodian agreement between the bank and the Funds' custodian.

         The floating and variable rate obligations that the Funds may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Money Market Funds may invest in certificates of participation even if the underlying obligations carry stated maturities in excess of thirteen months upon compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "Commission"). The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

         FOREIGN SECURITIES. As discussed in the Prospectus, investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

          The International Fund may purchase non-dollar securities denominated in the currency of countries where the interest rate environment as well as the general economic climate provide an opportunity for declining interest rates and currency appreciation. If interest rates decline, such non-dollar securities will appreciate in value. If the currency also appreciates against the dollar, the total investment in such non-dollar securities would be enhanced further. (For example, if United Kingdom bonds yield 14% during a year when interest rates decline causing the bonds to appreciate by 5% and the pound rises 3% versus the dollar, then the annual total return of such bonds would be 22%. This example is illustrative only.) Conversely, a rise in interest rates or decline in currency exchange rates would adversely affect the Fund's return.

         Investments in non-dollar securities are evaluated primarily on the strength of a particular currency against the dollar and on the interest rate climate of that country. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. In addition to the foregoing, interest rates are evaluated on the basis of differentials or anomalies that may exist between different countries.

         FORWARD CONTRACTS. Forward Contracts may be entered into by the Equity Fund, the Equity Income Fund, the Growth Fund, the Small-Cap Fund, the Index Fund, the International Fund and the Balanced Fund (collectively, the "equity Funds") for hedging purposes as well as for non-hedging purposes. Forward Contracts may also be entered into for "cross hedging" as noted in the Prospectus. Transactions in Forward Contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. A Fund may also enter into transactions in Forward Contracts for other than hedging purposes which presents greater profit potential but also involves increased risk. For example, if the Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, a Fund may purchase or sell such currency, respectively, through a Forward Contract. If the expected changes in the value of the currency occur, a Fund will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, a Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

         The equity Funds have established procedures consistent with statements by the Commission and its staff regarding the use of Forward Contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which a Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash, cash equivalents or high grade debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under Forward Contracts.

         GOVERNMENT SECURITIES. Government Securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. Obligations of the United States Government agencies and instrumentalities are debt securities issued by United States Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the United States Treasury (such as Government National Mortgage Association participation certificates);
(b) the limited authority of the issuer to borrow from the United States Treasury (such as securities of the Federal Home Loan Bank); (c) the discretionary authority of the United States Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. In cases where United States Government support of agencies or instrumentalities is discretionary, no assurance can be given that the United States Government will provide financial support, since it is not lawfully obligated to do so.

         INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS.  All equity
Funds,
the Convertible Securities Bond Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term United States Treasury Bonds, ten-year United States Treasury Notes, three-month U.S. Treasury Bills and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by a Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

         Unlike the purchase or sale of a security, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

         A Fund may not purchase or sell futures contracts or purchase options on futures contracts if, immediately thereafter, more than one-third of its net assets would be hedged, or the sum of the amount of margin deposits on the Fund's existing futures contracts and premiums paid for options would exceed 5% of the value of the Fund's total assets. When a Fund enters into futures contracts to purchase an index or debt security or purchase call options, an amount of cash, U.S. government securities or other high grade debt securities equal to the national market value of the underlying contract will be deposited and maintained in a segregated account with the Fund's custodian to collateralize the positions, thereby insuring that the use of the contract is unleveraged.

         Although a Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of municipal bonds or other debt securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         In addition, the ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Federal Income Taxes" below.

         A Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

         Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

         There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices. Successful use of these derivative securities by a Fund is subject to the Portfolio Management Agent's ability to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of long-term municipal bond portfolio. There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the municipal bond or other debt securities which are the subject to the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market, therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, a Fund may realize a loss on a futures contract that is not offset by an increase in the price of the municipal bonds or other debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made only in unusual circumstances, such as when the Portfolio Management Agent anticipates an extreme change in interest rates or market conditions.

         See additional risk disclosure below under "Index Futures Contracts and Options on Index Futures Contracts".

         LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the Portfolio Management Agent or the Investment Adviser with respect to the Tax-Exempt Money Fund, are of investment quality comparable to other permitted investments of a Fund, may be used for letter of credit backed investments.

         LOANS OF PORTFOLIO SECURITIES. Each Fund, except the Money Market Funds, may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, the Trust, the Investment Adviser, the Portfolio Management Agent, the Investment Sub-Adviser or the Distributor.

         MORTGAGE-RELATED SECURITIES. All equity Funds, the Short/Intermediate Fund, the Bond Fund and the Government Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and Government Stripped Mortgage-Backed Securities. The Government Fund may purchase such securities only if they represent interests in an asset-backed trust collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC").

         CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. To the extent that CMOs are considered to be investment companies, investments in such CMOs will be subject to the percentage limitations described under "Investment Company Securities" in the Prospectus.

         Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by GNMA, FNMA, or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

         Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the United States. FNMA guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations.

         Investments in interest-only Government Stripped Mortgage-Backed Securities will be made in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Portfolio Management Agent believes that interest rates will remain stable or increase. In periods of rising interest rates, the value of interest-only Government Stripped Mortgage-Backed Securities may be expected to increase because of the diminished expectation that the underlying mortgages will be prepaid. In this situation the expected increase in the value of interest-only Government Stripped Mortgage-Backed Securities may offset all or a portion of any decline in value of the portfolio securities of the Fund. Investing in Government Stripped Mortgage-Backed Securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. In addition, the yields on interest-only and principal-only Government Stripped Mortgage-Backed Securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and increasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and decreasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Sufficiently high prepayment rates could result in a Fund's not fully recovering its initial investment in an interest-only Government Stripped Mortgage-Backed Security. Government Stripped Mortgage-Backed Securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that a Fund will be able to effect a trade of a Government Stripped Mortgage-Backed Security at a time when it wishes to do so.

         MUNICIPAL LEASES. Each of the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain
"non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, a Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

         In evaluating the credit quality of a municipal lease obligation and determining whether such lease obligation will be considered "liquid," the Portfolio Management Agent will consider: (1) whether the lease can be canceled;
(2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"); and,
(5) the legal recourse in the event of failure to appropriate.

         MUNICIPAL OBLIGATIONS. As discussed in the applicable Prospectus, the Balanced Fund, the Short/Intermediate Fund, the Bond Fund, the Intermediate Tax-Exempt Fund, the Tax-Exempt Fund and the Tax-Exempt Money Fund may invest in tax exempt obligations to the extent consistent with each Fund's investment objective and policies. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

         TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         The Short/Intermediate Fund the Balanced Fund, the Bond Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may also invest in: (1) municipal bonds having a maturity at the time of issuance of up to 40 years that are rated at the date of purchase "Baa" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by Standard & Poor's Corporation ("S&P");
(2) municipal notes having maturities at the time of issuance of 15 years or less that are rated at the date of purchase "MIG 1" OR "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+," "SP-1," or "SP-2" by S&P; and (3) municipal commercial paper with a stated maturity of one year or less that is rated at the date of purchase "P-2" or better by Moody's or "A-2" or better by S&P.

         PUT AND CALL OPTIONS. All equity Funds, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in covered put and covered call options and write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         These Funds each may write put and call options on securities only if they are "covered," and such options must remain "covered" as long as the Fund is obligated as a writer. A call option is "covered" if a Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its custodian. A put option is "covered" if a Fund maintains cash, Treasury bills, or other high-grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, a Fund would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, a Fund would receive less total return for its portfolio than it would have if the call had not been written, but only if the premium received for writing the option is less than the difference between the exercise price and the market value. Put options are purchased in an effort to protect the value of a security owned against an anticipated decline in market value. A Fund may forego the benefit of appreciation on securities sold or be subject to depreciation on securities acquired pursuant to call or put options, respectively, written by the Fund. A Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.

         Each Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, a Fund's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. The Trust and the Company have agreed that, pending resolution of the issue, each of the Funds will treat such options and assets as subject to such Fund's limitation on investment in securities that are not readily marketable.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.

         REPURCHASE AGREEMENTS. A Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. A Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         A Fund may not enter into a repurchase agreement if, as a result, more than 15% (10% with respect to the Equity Fund, the Short/Intermediate Fund and the Money Market Funds) of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. A Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Directors or Trustees, as the case may be.

         Certain of the Funds may enter into reverse repurchase agreements, which are detailed in the Prospectus.

         SECURITIES WITH PUTS. A put is not transferable by a Fund, although a Fund may sell the underlying securities to a third party at any time. If necessary and advisable, any Fund may pay for certain puts either separately, in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Funds expect, however, that puts generally will be available without the payment of any direct or indirect consideration.

         All equity Funds, the Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund, the Tax-Exempt Fund, the Government Money Fund, the Money Fund and the Tax-Exempt Money Fund intend to enter into puts solely to maintain liquidity and do not intend to exercise their rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by a Fund of the underlying security. The actual put will be valued at zero in determining net asset value in the case of the Money Market Funds. Where a Fund pays directly or indirectly for a put, its costs will be reflected as an unrealized loss of the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by a Fund will not be considered shortened by any put to which the obligation is subject.

         INDEX FUTURES  CONTRACTS AND OPTIONS ON INDEX  FUTURES
CONTRACTS.  All
equity Funds, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may attempt to reduce the risk of investment in equity and other securities by hedging a portion of its portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. Each of these Funds may hedge a portion of its portfolio by selling index futures contracts to limit exposure to decline. During a market advance or when the Portfolio Management Agent anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing index futures or options on indices. This affords a hedge against the Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities that may later by purchased in a more advantageous manner. A Fund will sell options on indices only to close out existing hedge positions.

         A securities index assigns relative weightings to the securities in the index, and the index generally fluctuates with changes in the market values of these securities. A securities index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. Unlike the purchase or sale of an underlying security, no consideration is paid or received by a Fund upon the purchase or sale of a securities index futures contract. When the contract is executed, each party deposits with a broker or in a segregated custodial account a percentage of the contract amount which may be as low as 5%, called the "initial margin." During the term of the contract, the amount of this deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

         Municipal bond index futures contracts, which are based on an index of 40 tax-exempt, municipal bonds with an original issue size of at least $50 million and a rating of A or higher by S&P or A or higher by Moody's, began trading in mid-1985. No physical delivery of the underlying municipal bonds in the index is made. The Fund may utilize any such contracts and associated put and call options for which there is an active trading market.

         A Fund will use index futures contracts only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund will sell index futures only if the amount resulting from the multiplication of the then current level of the indices upon which its futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets. Also, a Fund may not purchase or sell index futures if, immediately thereafter, the sum of the premiums paid for unexpired options on futures contracts and margin deposits on the Fund's outstanding futures contracts would exceed 5% of the market value of the Fund's total assets. When a Fund purchases index futures contracts, it will deposit an amount of cash and cash equivalents equal to the market value of the futures contracts in a segregated account with its custodian.

         There are risks that are associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying securities that are included in the index. The difference between these two price movements is called "basis." There are occasions when basis becomes distorted. For instance, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, the loss in the hedged position may be greater than the capital appreciation that a Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

         All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing additional variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The margin requirements in the futures market are substantially lower than margin requirements in the securities market.
Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

         In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions limits on open positions, and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the commodity can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period, it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because it is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the price of the underlying index. When a Fund purchases a put option or call option, however, unless the option is exercised, the maximum risk of loss to the Fund is the price of the put option or call option purchased.

         Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities. A Fund will write put options on indices only if they are covered by segregating with the Fund's custodian an amount of cash or short-term investments equal to the aggregate exercise price of the puts.

         Except as described below, a Fund will write call options on indices only if on such date it holds a portfolio of securities at least equal to the value of the index times the multiplier times the number of contracts. When a Fund writes a call option on a broadly based stock market index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, "qualified securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If a Fund has written an option on an industry or market segment index, it will segregate, escrow, or pledge "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. These stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of a Fund's holdings in that industry or market segment. No individual security will represent more than 15% of the amount segregated, pledged or escrowed in the case of broadly based stock market index options or 25% of this amount in the case of industry or market segment index options. If at the close of business on any day the market value of the qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will segregate, escrow or pledge an amount in cash, Treasury bills or other high-grade short-term obligations equal in value to the difference. In addition, when a Fund writes a call on an index that is in-the-money at the time the call is written, a Fund will segregate with its custodian or pledge to the broker as collateral cash, U.S. Government or other high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to a Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security that is listed on a national securities exchange or traded on the National Association of Securities Dealers Automated Quotation System against which the Equity Fund has not written a stock call option. However, if a Fund owns a call on the same index as the call written where the exercise price of the call owned is equal to or less than the exercise price of the call written, or greater than the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its custodian, it will not be subject to the requirements described in this paragraph.

         A Fund's successful use of index futures contracts and options on indices depends upon the Portfolio Management Agent's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund's portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in a security in an advantageous manner and the market declines, the Fund might create a loss on the futures contract. Particularly in the case of options on stock indices, a Fund's ability to establish and maintain positions will depend on market liquidity. In addition, the ability of a Fund to close out an option depends on a liquid secondary market. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because a Fund is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the underlying index. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

         Although no Fund has a present intention to invest 5% or more of its assets in index futures and options on indices, a Fund has the authority to invest up to 25% of its net assets in such securities.

         See additional risk disclosure above under "Interest Rate Futures Contracts and Related Options".

         WHEN-ISSUED  PURCHASES  AND  FORWARD  COMMITMENTS   (DELAYED-
DELIVERY).
When-issued purchases and forward commitments (delayed-delivery) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Investment Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

         A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for federal income tax purposes.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         ZERO COUPON SECURITIES. A zero coupon security, which may be purchased by each of the Funds except the Convertible Securities Fund, is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities or issued by private corporate issuers. These securities are not obligations issued or guaranteed by the United States Government. Typically, a custodian bank or investment brokerage firm holding the security has separated ("stripped") the unmatured interest coupons from the underlying principal. The holder may then resell the stripped securities. The stripped coupons are sold separately from the underlying principal, usually at a deep discount because the buyer receives only the right to receive a fixed payment on the security upon maturity and does not receive any rights to reinvestment of periodic interest (cash) payments. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on investments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon securities and interest-paying securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly. In addition, a Fund's investment in zero coupon securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes, a portion of the difference between the security's maturity value and its purchase price is imputed income to a Fund each year. Under the federal tax laws applicable to investment companies, a Fund will not be subject to tax on its income if it pays annual dividends to its shareholders substantially equal to all the income received from, and imputed to, its investments during the year. Because imputed income must be paid to shareholders annually, a Fund may need to borrow money or sell securities to meet certain dividend and redemption obligations. In addition, the sale of securities by a Fund may increase its expense ratio and decrease its rate of return.

                                     RATINGS

         After purchase by the Funds, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Funds. Neither event will require the Funds to sell such security unless the amount of such securities exceeds permissible limits established in the Prospectuses. However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. A Money Market Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Company's Board of Directors that a sale is not in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in such organizations or in their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this Statement of Additional Information.

         For additional information on ratings, see Appendix A to this Statement of Additional Information.

                             INVESTMENT RESTRICTIONS

         No Fund may:
         (1) issue senior securities or borrow money (except that each Fund may borrow from banks up to 10% of the current value of such Fund's net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of not more than 10% of the current value of the Fund's total assets, but investments may not be purchased by such Fund while, with respect to the Equity Fund, the Short/Intermediate Fund and the Money Market Funds, any such borrowing exists and, with respect to the remaining Funds, any aggregate borrowings in excess of 5% exist);

         (2) pledge or mortgage its assets (except that each Fund may pledge its assets as described in (1) above and (i) to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute to provide fidelity and directors' and officers' liability insurance or (ii) to a broker for the purpose of collateralizing investments, such as stock index futures contracts and put options);

         (3) make loans, except loans of portfolio securities and except that each Fund may purchase or hold a portion of an issue of publicly distributed bonds, debentures or other obligations, purchase negotiable certificates of deposit and bankers' acceptances and enter into repurchase agreements with respect to its portfolio securities;

         (4) if such Fund is the Equity Fund, the Short/Intermediate Fund or a Money Market Fund, invest an amount in excess of 10% of the current value of such Fund's net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, securities that are not readily marketable and other illiquid securities (including certain GICs and BICs);

         (5) purchase or sell real estate (other than securities secured by real estate or interests therein, securities backed by mortgages or securities issued by companies that invest in real estate or interests therein), real estate limited partnerships, commodities or commodity contracts (except (i) with respect to the Short/Intermediate Fund, the Equity Fund and the Money Market Funds, stock index futures and options on stock indices, (ii) with respect to the International Fund, futures, options, options on futures and forward contracts, and (iii) with respect to the remaining Funds, futures, options and options on futures);

         (6) purchase securities on margin (except (i) with respect to the Equity Fund, the Short/Intermediate Fund and the Money Market Funds, for short-term credits necessary for the clearance of transactions and margin payments in connection with transactions in stock index futures contracts, and
(ii) with respect to the remaining Funds, for short-term credits necessary for the clearance of transactions and margin payments in connection with transactions in futures, options and options on futures) or make short sales of securities;

         (7) underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with any Fund's investment program may be deemed to be an underwriting;

         (8)  make  investments  for  the  purpose  of  exercising   control  or
management; or

         (9) if the Fund is the Short/Intermediate Fund, the Equity Fund or a Money Market Fund, purchase securities of other investment companies, except securities of certain money market funds in accordance with the respective Fund's investment objectives and policies and to the extent permissible under the 1940 Act, and except in connection with a merger, consolidation, acquisition, spin-off or reorganization.

         In addition, the Money Market Funds may not write, purchase, or sell puts, calls, warrants or options or any combinations thereof, except that these Funds may purchase securities with put rights in order to maintain liquidity, nor may they purchase equity securities or securities convertible into equity securities, except as provided in investment restriction number 9.

         In addition, the Equity Fund may not invest in securities of companies that have been in business less than three years.

         In addition, the Short/Intermediate Fund may not invest more than 5% in securities of issuers that have been in business less than three years. (For purposes of the above-described investment limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operation or relevant business experience.)

         Each of the foregoing investment restrictions is a fundamental policy of each of the Funds that may be changed only when permitted by law and approved by the holders of a majority of such Fund's outstanding voting securities, as described under "Capital Stock."

         In addition to the above fundamental investment policies, each of the following investment restrictions may be changed at any time by the Board of Trustees or Directors, as the case may be.

         No Fund may:
         (1) invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 2% of its net assets may be invested in warrants that are not listed on the New York or American Stock Exchanges. (Warrants acquired in units or attached to securities may be deemed to be without value.);

         (2) invest in oil, gas and other mineral leases, exploration or development programs; or

         (3) purchase or retain the securities of any issuer if the officers, directors or partners of the Trust or the Company, as the case may be, its Investment Adviser, Investment Sub-

Adviser (with respect to the International Fund), Portfolio Management Agent or Administrator owning beneficially more than one-half of 1% of the securities of each issuer together own beneficially more than 5% of such securities.

         Whenever any investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions, except that at no time may the value of the illiquid securities held by a Money Market Fund exceed 10% of the Fund's total assets.

         For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

         The Trust cannot accurately predict the portfolio turnover of the Funds. With respect to each of the equity Funds, other than the Equity Fund and the Small-Cap Fund, portfolio turnover generally will be less than 100%. With respect to the Small-Cap Fund, portfolio turnover generally will be less than 200%. With respect to the fixed income Funds, other than the Short/Intermediate Fund, portfolio turnover generally will be less than 200%. The portfolio turnover rates for the Equity Fund and the Short/Intermediate Fund are shown in the Prospectuses relating to those Funds under "Financial Highlights." High portfolio turnover rates can result in corresponding increases in borkerage commissions and other transaction costs, which are borne directly by a Fund, and may result in the realization of short-term capital gains which are taxable to shareholders as ordinary income. See "Portfolio Transactions" and "Federal Income Taxes."

                                   MANAGEMENT

TRUSTEES, DIRECTORS AND OFFICERS

         The principal occupations of the Trustees and executive officers of the Trust and the Directors and executive officers of the Company for the past five years and their ages are listed below. The address of each, unless otherwise indicated, is One Exchange Place, Boston, Massachusetts 02109. Trustees and Directors deemed to be "interested persons" of the Trust or the Company, as the case may be, for purposes of the 1940 Act are indicated by an asterisk.

*EDGAR R. FIEDLER, Trustee and Director - 845 Third Avenue, New York, New York 10022. Age 65. Vice President and Economic Counsellor, The Conference Board since 1975; Director or Trustee, The Stanley Works, AARP Income Trust, AARP Insured Tax Free Income Trust, AARP Cash Investment Fund, Brazil Fund, Scudder Institutional Fund, Scudder Fund, Inc., Zurich American Insurance Company, Emerging Mexico Fund and Center for Policy Research of the American Council for Capital Formation. Formerly Assistant Secretary of the Treasury for Economic Policy (1971-1975).

C. GARY GERST, Trustee and Director and Chairman of the Board of Directors and Trustees - 11 South La Salle Street, Chicago, Illinois 60603. Age 56. Chairman Emeritus since 1993 and formerly Co-Chairman, La Salle Partners Ltd. (Real Estate Developer and Manager). Director, Trustee or Partner, La Salle Street Fund Inc., La Salle Street Fund Inc. of Delaware, DEL-LPL Limited Partnership and DEL-LPAML Limited Partnership.

JOHN W. McCARTER, JR., Trustee and Director - 225 West Wacker Drive, Suite 1700, Chicago, Illinois 60606. Age 57. Senior Vice President and former Director of Boozo Allen & Hamilton, Inc. (Consulting Firm); Director of W.W. Grainger, Inc. and A.M. Castle, Inc.

ERNEST M. ROTH, Trustee and Director - 205 Abingdon Avenue, Kenilworth, Illinois 60043. Age 67. Consultant since 1992. Formerly, Senior Vice President and Chief Financial Officer, Commonwealth Edison Company. Director of LaRabida Children's Hospital and Chairman of LaRabida Children's Foundation.

RICHARD H. ROSE, President and Treasurer of the Trust and the Company - Age 39. Vice President, First Data Investor Services Group, Inc., since May 6, 1994. Formerly Senior Vice President, The Boston Company Advisors, Inc.

PATRICIA L. BICKIMER, President and Secretary of the Trust and the Company - Age
42. Vice President and Associate General Counsel, First Data Investor Services Group, Inc., since May 6, 1994; Formerly, Vice President and Associate General Counsel, The Boston Company Advisors, Inc.

LISA A. ROSEN, Assistant Secretary of the Trust and the Company - Age 28. Counsel, First Data Investor Services Group, Inc., since May 6, 1994. Formerly, Assistant Vice President and Counsel with The Boston Company Advisors, Inc.; Associate with Hutchins, Wheeler & Dittmar.

         Trustees of the Trust and Directors of the Company receive from the Trust and the Company, respectively, an annual fee in addition to a fee for each Board of Trustees or Directors meeting, as the case may be, and Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table summarizes the compensation paid by the Company to the Directors of the Company for the fiscal year ended December 31, 1995:


                                                  Pension or
                                                  Retirement Benefits      Estimated Annual        Total
Compensation
Name of Person,           Aggregate Compensation  Accrued as Part          Benefits upon
from the Company
Position                  from the Company        of Fund Expenses         Retirement              and
Fund Complex
--------                  ----------------        ----------------         ----------              ----------------
Edgar R. Fiedler,               $20,000 (1)           None                  None                    $20,000
Director

C. Gary Gerst,                  $20,000               None                  None                    $20,000
Director

John W.                         $ 0                   None                  None                    $ 0
McCarter, Jr.
Director(2)

Ernest M. Roth,                 $20,000               None                   None                   $20,000
Director
--------------------------

(1) For the period June 1988 through December 31, 1995, the total amount of compensation (including interest) payable or accrued for Mr. Fiedler was $171,192.07 pursuant to the Company's Deferred Compensation Plan for its Independent Directors.

(2)    Mr. McCarter became a Director of the Company in October, 1995.

         The Trust was not in operation during the fiscal year ended December 31, 1995.

         As of January 31, 1996, the principal holders of each Fund of the Company were as follows:

         The Government Money Fund - Class A Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, held of record 255,211,536 shares, equal to 96.40% of the outstanding shares of the Government Money Fund - Class A Shares.

         The Government Money Fund - Institutional Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, held of record 31,248,318 shares, equal to 99.99% of the outstanding shares of the Government Money Fund - Institutional Shares.

         The Money Fund - Class A Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, held of record 512,077,635 shares, equal to 95.79% of the outstanding shares of the Money Fund - Class A Shares.

         The Money Fund - Institutional Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, held of record 214,334,587 shares, equal to 99.99% of the outstanding shares of the Money Fund - Institutional Shares.

         The Tax-Exempt Money Fund - Class A Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, held of record 174,081,221 shares equal to 90.05% of the outstanding shares of the Tax-Exempt Money Fund - Class A Shares.

         The Tax-Exempt Money Fund - Institutional Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, held of record 280,623,069 shares equal to 99.99% of the outstanding shares of the Tax-Exempt Money Fund - Institutional Shares.

         The Equity Fund - Class A Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, Integra Trust Services, Pittsburgh, Pennsylvania 15278-2232, FNRO/Arvest Bank, 201 West Walnut Street, P.O. Box 939, Rogers, Arizona 72756, American State Bank & Trust, Dickenson, North Dakota 58602-1408, and Herget & Co., 33 S. 4th Street, Pekin, Illinois 61554-4202, held of record 1,543,359, 1,283,579, 373,186,244, 244,203 and 294,927, respectively, equal to 32.63%,
27.14%, 7.89%, 5.16% and 6.24%, respectively of the outstanding shares of the Equity Fund - Class A Shares.

         The Short/Intermediate Fund - Class A Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, and Eastern Illinois University, 1200 Harbor Blvd., 3rd Floor, Weehaukin, New Jersey, 07087, held of record, 4,031,259 and 250,646 shares, equal to 81.62% and 5.07%, respectively of the outstanding shares of the Short/Intermediate Fund - Class A Shares.


         The shareholders described above have indicated that they each hold their shares on behalf of various accounts and not as beneficial owners. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

         As of January 31, 1996, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of each of the Company's Funds.

         As of January 31, 1996, Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust's Funds.

Investment Adviser, Investment and Portfolio Management Agent. Each of the Funds is advised by Harris Trust. With respect to the Tax-Exempt Money Fund, the Advisory Contract with Harris Trust provides that Harris Trust is responsible for all Fund purchase and sale transactions and that Harris Trust shall furnish to the Fund investment guidance and policy direction in connection with the daily portfolio management of the Fund. With respect to Funds other than the Tax-Exempt Money Fund, Harris Trust has entered into Portfolio Management Contracts with Harris Investment Management, Inc.
("HIM") under which HIM is responsible for all Fund purchase and sale transactions and for providing all such daily portfolio management services to such Funds. Under the Portfolio Management Contracts, Harris Trust remains responsible for the supervision and oversight of HIM's performance.

         Harris Trust or HIM provides to the Funds, among other things, money market security and fixed income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions. HIM analyzes key financial ratios that measure the growth, profitability, and leverage of issuers in order to help maintain a portfolio of above-average quality. Emphasis placed on a particular type of security will depend on an interpretation of underlying economic, financial and security trends. The selection and performance of securities is monitored by a team of analysts dedicated to evaluating the quality of each portfolio holding.

         The Advisory Contract and the Portfolio Management Contract with respect to the Equity Income Fund, the Growth Fund, the Small-Cap Fund, the Index Fund, the International Fund, the Balanced Fund, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund will continue in effect for a period of two years from February 23, 1996, and thereafter from year to year provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board of Trustees and
(ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or the Portfolio Management Contract or "interested persons" (as defined in the 1940 Act) of any such party. Such Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         With respect to the remaining Funds, the Advisory Contracts and, with respect to the remaining Funds other than the Tax-Exempt Money Fund, the Portfolio Management Contracts will continue in effect from year to year, provided that such continuance is specifically approved as described in the immediately preceding paragraph.

         For the fiscal years ended December 31, 1995, 1994, 1993 and 1992, the Investment Adviser was entitled to receive fees from the Funds in the following amounts: the Government Money Fund, $335,725, $274,034, $968,132, and $768,659;
the Money Fund, $675,821,  $490,129,  $1,294,047 and $1,287,743;  the Tax-Exempt
Money  Fund,  $454,684,  $238,488,  $712,327  and  $806,494;  the  Equity  Fund,
$365,839,  $332,754,  $276,938 and $223,464;  and the  Short/Intermediate  Fund,
$327,473,  $411,562,  $561,536 and $411,570,  respectively.  The remaining Funds were not in operation during the fiscal years ended December 31, 1995, 1994, 1993 and 1992.

         Waivers by the Investment Adviser of fees to which it was entitled for each period amounted to: the Government Money Fund, $0, $0, $154,970 and $54,784; the Money Fund, $0, $0, $314,673 and $332,996; the Tax-Exempt Money
Fund, $0, $0,  $227,660 and $174,440;  the Equity Fund,  $0, $4,974,  $3,823 and
$5,222;  and the  Short/Intermediate  Fund,  $166,376,  $191,603,  $231,916  and
$173,550.

         Administrators. First Data Investor Services Group, Inc. ("First Data") and PFPC Inc. ("PFPC") (the "Administrators") serve as the Funds' administrators pursuant to an Administration Agreement and an Administration and Accounting Services Agreement, respectively. First Data has agreed to maintain office facilities for the Funds; furnish clerical support and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the Commission or any state securities commission having jurisdiction over the Company. PFPC has agreed to provide accounting and bookkeeping services for the Funds, including the computation of each Fund's net asset value, net income and realized capital gains, if any.

         Distributor. Funds Distributor, Inc. (the "Distributor") has entered into a Distribution Agreement with the Company and with the Trust, as the case may be, pursuant to which it has the responsibility of distributing shares of the Funds.

         Other Information Pertaining to Distribution, Administration, Custodian and Transfer Agency Agreements. PFPC Inc., the Funds' Transfer Agent and one of the Funds' two administrators, is an affiliate of PNC Bank, N.A., the Company's Custodian. PFPC Inc. and PNC Bank, N.A. are not affiliates of First Data and Funds Distributor, Inc., and none of the aforenamed entities is an affiliate of Harris Investment Management, Inc.

         The Trust's (or the Company's, as the case may be) contracts with the Investment Adviser, Investment Sub-Adviser, Portfolio Management Agent, Administrators, Transfer Agent and Custodian (the "Contractors") provide that if, in any fiscal year, the total expenses of a Fund incurred by, or allocated to, the Fund (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles and extraordinary expenses and payments under plans of the Fund adopted pursuant to Rule 12b-1 under the Act (the "Service Plans"), but including the fees provided for in the Advisory Contracts and the Administration Agreement) exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations of the states in which the Fund's shares are registered for sale, such parties shall waive their fees proportionately under the Advisory Contract with respect to the Tax-Exempt Money Fund and the Portfolio Management Contracts with respect to all other Funds and fee agreement with the Funds' Administrators, Transfer Agent and Custodian for the fiscal year to the extent of the excess or reimburse the excess, but only to the extent of their respective fees. The Trust and the Company believe that currently the most restrictive applicable expense limitation is 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of average net assets in excess of $100 million. No such waivers were necessary in 1994.

                                  SERVICE PLANS

         As indicated in the Prospectuses, the Funds have adopted Service Plans under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1"). With respect to the Money Market Funds, the Service Plans only relate to Class A and Class B Shares of each such Fund. With respect to the remaining Funds (the "Non-Money Market Funds"), the Service Plans only relate to Class A Shares of each such Fund. Each Service Plan has been adopted by the Board of Trustees or Directors, as the case may be, including a majority of the Trustees or Directors who were not "interested persons" (as defined by the 1940 Act) of the Trust or the Company, and who had no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (the "Qualified Trustees" or "Qualified Directors", as the case may be). Each Service Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust or the Directors of the Company, as the case may be, and the Qualified Trustees or Directors. Agreements related to the Service Plans must also be approved by such vote of the Trustees or Directors and the Qualified Directors or Qualified Trustees. The Service Plans will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the proper Fund. No Service Plan may be amended to increase materially the amounts payable to Service Agents without the approval of a majority of the outstanding voting securities of the proper Fund, and no material amendment to a Service Plan may be made except by a majority of both the Trustees of the Trust or Directors of the Company, as the case may be, and the Qualified Trustees or Directors.

         Each Service Plan requires that certain service providers furnish to the Trustees or Directors, as the case may be, and the Trustees or Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under such Service Plan. Rule 12b-1 also requires that the selection and nomination of the Trustees or Directors who are not "interested persons" of the Trust or the Company, respectively, be made by such disinterested Trustees or Directors.

Service Plan - Money Market Funds
         Each Money Market Fund has entered into an agreement with each institution ("Service Organization") which purchases Class A or Class B Shares on behalf of its customers ("Customers"). In the case of Class A Shares, the Service Organization is required to provide shareholder support services to its Customers who beneficially own such Shares in consideration of the payment of up to 0.35% (on an annualized basis) of the average daily net asset value of that Money Market Fund's Class A Shares held by the Service Organization for the benefit of Customers. Support services will include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Money Market Fund's Distributor; (ii) processing dividend payments from the Money Market Fund on behalf of Customers;
(iii) providing information periodically to Customers showing their positions in the Money Market Fund's shares; (iv) arranging for bank wires; (v) responding to
Customer   inquiries
relating to the services performed by the Service Organization and handling correspondence; (vi) forwarding shareholder communications from the Money Market Fund (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record and nominee; (viii) arranging for the reinvestment of dividend payments; and (ix) other similar account administrative services. In addition, the Service Organization will provide assistance in connection with the distribution of shares to Customers, including the forwarding to Customers of prospectuses, sales literature and advertising materials provided by the Distributor of shares.

         A Service Organization serving holders of Class B Shares of a Money Market Fund will provide the services set forth in (i), (v) and (vii) and may receive one or more of the services set forth in (ii), (iii), (iv) and (viii) above. In consideration of the services to be rendered under the Servicing Agreement with respect to Class B Shares, the Fund will pay the Service Organization up to 0.25% (on an annualized basis) of the average daily net asset value of the Class B Shares held by the Service Organization.

         In addition, a Service Organization, at its option, may also provide to its holders of either Class A or Class B Shares (a) a service that invests the assets of their other accounts with the Service Organization in the Money Market Fund's shares (sweep program); (b) sub-accounting with respect to shares owned beneficially or the information necessary for sub-accounting; and (c) checkwriting services.

         There is no Service Plan in existence with respect to the Class C Shares (known herein as Institutional Shares) of the Money Market Funds.

Service Plan - Non-Money Market Funds
         Each Non-Money Market Fund (i.e. the Equity Fund, the Equity Income Fund, the Growth Fund, the Small-Cap Fund, the Index Fund, the International Fund, the Balanced Fund, the Convertible Securities Fund, the Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund) bears the costs and expenses in connection with advertising and marketing the Fund's Class A Shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisors, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate of up to 0.25% per annum of the value of the Fund's average daily net assets with respect to its Class A Shares.

         Servicing activities provided by Service Agents to their customers investing in Class A Shares of the Non-Money Market Funds may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding the Fund; assisting customers in changing dividend options; account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires; distribution and such other services as a Fund may request, to the extent the Service Agent is permitted by applicable statute, rule or regulation.

         There is no Service Plan in existence with respect to the Institutional Shares of the Non-Money Market Funds.

         Service Organization fees paid to Harris Trust for the period ended December 31, 1995 were $719,382, $1,390,583 and $418,768 (net of voluntary waivers of $246,666, $435,596 and $117,751) for the Class A Shares of the Government Money Fund, Money Fund and Tax-Exempt Money Fund, respectively. There were no Service Organization fees payable during the period ended December 31, 1995 for the Institutional Shares of the Money Market Funds. To date, no payments have been made with respect to the Non-Money Market Funds' Service Plans.

                      CALCULATION OF YIELD AND TOTAL RETURN

         The Company makes available various yield quotations with respect to shares of each class of shares of the Money Market Funds. Each of these amounts was calculated based on the 7-day period ended December 31, 1995, by calculating the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses. Effective yield quotations for Class A Shares and Institutional Shares of each of the Money Market Funds are also made available. These amounts are calculated in a similar fashion to yield, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)  365/7  ] -1

         Current yield for all of the Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields.

         The yields of Class A Shares and Institutional Shares of each of the following Money Market Funds for the 7-day period ended December 31, 1995, were 5.08% and 5.37% for the Government Money Fund, 5.37% and 5.63% for the Money Fund and 3.72% and 3.98% for the Tax-Exempt Money Fund. The effective yields for the same period were

5.21% and 5.51% for the Government Money Fund, 5.51% and 5.79% for the Money Fund and 3.79% and 4.06% for the Tax-Exempt Money Fund, respectively. Class A and Class B Shares of the Money Market Funds bear the expenses of fees paid to Service Organizations. As a result, at any given time, the net yield of Class A Shares could be up to 0.35% lower than the net yield of Institutional Shares, and the net yield of Class B Shares could be up to 0.25% lower than the net yield of Institutional Shares of the Money Market Funds. Class B Shares of the Money Market Funds had not been issued as of December 31, 1995.

         From time to time each of the Money Market Funds may advertise its "30-day average yield" and its "monthly average yield." Such yields refer to the average daily income generated by an investment in such Fund over a 30-day period, as appropriate, (which period will be stated in the advertisement).

         A standardized "tax-equivalent yield" may be quoted for the Tax-Exempt Money Fund, the Tax-Exempt Fund and the Intermediate Tax-Exempt Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by one minus a stated Federal income rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from federal income tax. For the 7-day period ended December 31, 1995, the effective tax equivalent yield of the Class A Shares and Institutional Shares of the Tax-Exempt Money Fund were 5.49% and 5.88% respectively, based on a stated tax rate of 31%.

         The Trust or the Company, as the case may be, makes available 30-day yield quotations with respect to Class A and Class B Shares of the Non-Money Market Funds. As required by regulations of the Commission, the 30-day yield is computed by dividing a Fund's net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized assuming semi-annual reinvestment and compounding of net investment income.

         The 30-day yields for the period ended December 31, 1995, were 1.29% for Class A Shares of the Equity Fund and 5.33% for Class A Shares of the Short/Intermediate Fund. Institutional Shares of these Funds had not been issued as of December 31, 1995.

         The Trust or the Company, as the case may be, also makes available total return quotations for Class A and Institutional Shares of each of the Non-Money Market Funds. Average annual total return for Class A Shares of the Equity Fund from February 26, 1988 (commencement of operations) through December 31, 1995 and the annual total return for the fiscal years ended December 31, 1994 and 1995 were 13.21%, (6.48)% and (30.14)%, respectively. The average annual total return for Class A Shares of the Equity Fund for the five year period ended December 31, 1995 was 15.72%. Average annual total return for Class A Shares of the Short/Intermediate Fund from April 1, 1991 (commencement of operations) through December 31, 1995 was 7.00%. The annual total return for the fiscal years ended December 31, 1994 and 1995 were (5.75)% and 8.70%, respectively. Each of these amounts is computed by assuming a hypothetical initial investment of $10,000 and reflects the imposition of the maximum sales charge. It is assumed that all of the dividends and distributions by each Fund over the specified period of time were reinvested. It was then assumed that at the end of the specified period, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial investment to grow to the amount that would have been received upon redemption.

         The Funds may also calculate an aggregate total return which reflects the cumulative percentage change in value over the measuring period. The aggregate total return can be calculated by dividing the amount received upon redemption by the initial investment and subtracting one from the result. The aggregate total return for Class A Shares of the Equity Fund from February 26, 1988 (commencement of operations) through December 31, 1995 and the aggregate total return for the fiscal years ended December 31, 1994 and 1995 were 164.93%, (6.48)% and 30.14%, respectively. The aggregate total return for Class A Shares of the Short/Intermediate Fund for the period from April 1, 1991 (commencement of operations) through December 31, 1995 and the aggregate total return for the fiscal years ended December 31, 1994 and 1995 were 37.94%, and (5.75)% and 8.70%, respectively. The remaining Non-Money Market Funds had not commenced operations as of December 31, 1995.

         Current yield and total return for the Non-Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield (or total return) is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Funds.

         Performance data of the Funds may be compared to those of other mutual funds with similar investment objectives and to other relevant indices, such as those prepared by Salomon Brothers Inc. or Lehman Brothers Inc., or any of their affiliates or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as IBC/Donoghue's Money Fund Report and Bank Rate Monitor (for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas). Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Services and publications of a local or regional nature. Performance information may be quoted numerically or may be presented in a table, graph or other illustrations. All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results.

         In addition, investors should recognize that changes in the net asset value of shares of the Non-Money Market Funds will affect the yield of such Funds for any specified period, and such changes should be considered together with each such Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for all of the Funds may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

         OTHER  INFORMATION   REGARDING  INVESTMENT  RETURNS.  The
Intermediate
Tax-Exempt Fund, the Tax-Exempt Fund and the Tax-Exempt Money Fund may illustrate in advertising or sales literature the benefits of tax-exempt investing. For example, Table 1 shows taxpayers how to translate Federal tax savings from investments the income on which is not subject to Federal income tax into an equivalent yield from a taxable investment. The yields shown in Table 1 are for illustration purposes only and are not intended to represent current or future yields for the Funds, which may be higher or lower than the yields shown.

                                     TABLE 1

                                [To Be Provided]

                        DETERMINATION OF NET ASSET VALUE

         As described under "Determination of Net Asset Value" in the Prospectuses, net asset value per share is determined at least as often as each day that the Federal Reserve Board of Philadelphia and the New York Stock Exchange are open, i.e., each weekday other than New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day (each, a "Holiday").

         As also indicated under "Determination of Net Asset Value" in the Prospectuses, each of the Money Market Funds uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act ("Rule 2a-7"). The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that a Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investments in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each of the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in securities determined by the Board of Directors to meet the quality and minimal credit risk requirements of Rule 2a-7. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. Rule 2a-7, however, provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of each of the Money Market Funds as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the portfolio holdings of each of the Money Market Funds by the Board of Directors, at such intervals as it may deem appropriate, to determine whether a Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             PORTFOLIO TRANSACTIONS

         The Trust or the Company, as the case may be, has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees and the Company's Board of Directors, as the case may be, Harris Trust, with respect to the Tax-Exempt Money Fund, and HIM, with respect to all other Funds, are responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Harris Trust and HIM generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of securities for the fixed income Funds and the Money Market Funds will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads, and underwriting commissions. Under the 1940 Act, persons affiliated with the Company or the Trust are prohibited from dealing with the Company or the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission.

         Harris Trust or HIM may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund, give preference to a dealer that has provided statistical or other research services to such adviser. By allocating transactions in this manner, Harris Trust and/or HIM are able to supplement their own research and analysis with the views and information of other securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed under the Advisory and Portfolio Management Contracts, and the expenses of such adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through whom Harris Trust or HIM effect securities transactions for a Fund may be used by Harris Trust or HIM in servicing its other accounts, and not all of these services may be used by Harris Trust or HIM in connection with advising the Funds.

         Brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1993 were $71,647 and $51,408,027, respectively, for the Equity Fund and $0 and $0, respectively, for the Short/Intermediate Fund. Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1994 were $113,552 and $82,318,090, respectively, for the Equity Fund and $0 and 0, respectively for the Short/Intermediate Fund. Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1995 were $118,896 and $80,699,744, respectively, for the Equity Fund and $0 and $143,948,579, respectively, for the Short/Intermediate Fund.

         With respect to transactions directed to brokers because of research services provided, total brokerage commissions, and the total dollar amount of the transactions on which such commissions were paid during 1993, 1994 and 1995 were $29,144 and $22,553,022; $59,958 and $42,856,997; $55,932 and $21,429,156,
respectively, for the Equity Fund. No such commissions were paid for the Short/Intermediate Fund for 1993, 1994 or 1995.

         Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Harris Investors Direct, Inc. ("HID") In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The Funds will not deal with the Distributor or HID in any transaction in which either one acts as principal except as may be permitted by the Commission.

         In placing orders for portfolio securities of the Funds, HIM is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that HIM will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While HIM will generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees and Board of Directors.

         Subject to the above considerations, HID may act as a main broker for the Funds. For it to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by it must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow HID to receive no more than the remuneration that would be expected to be received by an unaffiliated broker on a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust and the Directors of the Company, including a majority who are not "interested" Trustees or Directors, as the case may be, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to either one are consistent with the foregoing standard. Brokerage transactions with either one are also subject to such fiduciary standards as may be imposed upon each of them by applicable law.

                              FEDERAL INCOME TAXES

         The Prospectuses describe generally the tax treatment of distributions by the Trust and the Company, as the case may be. This section of the Statement includes additional information concerning federal taxes.

         Each Fund will be treated as a separate entity for federal income tax purposes and thus the provisions of the Code generally will be applied to each Fund separately, rather than to the Trust or the Company as a whole.

         Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") generally requires, among other things, that (a) at least 90% of the Fund's annual gross income (without offset for losses) be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stocks, securities or options thereon and certain other income including, but not limited to, gains from futures contracts; (b) the Fund derives less than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of stocks, securities or options thereon and certain futures contracts held for less than three months; and (c) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). As a regulated investment company, each Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income (including net short-term capital gains) earned in each year and, in the case of the Tax-Exempt Money Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, that it distributes to its shareholders at least 90% of its net tax-exempt income (including net short-term capital gains). In addition, the Tax-Exempt Money Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund intend that at least 50% of the value of its total assets at the close of each quarter of its taxable year will consist of obligations the interest on which is exempt from federal income tax, so that such Funds will qualify under the Code to pay "exempt-interest dividends."

         As described in the relevant Prospectus, certain of the Funds may invest in municipal bond index futures contracts and options on interest rate futures contracts. The Funds do not anticipate that these investment activities will prevent the Funds from qualifying as regulated investment companies. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by a Fund and, accordingly, will affect the amount of capital gains distributed to the Fund's shareholders.

         For Federal income tax purposes, gain or loss on the futures contracts and options described above (collectively referred to as "section 1256 contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, a Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and, accordingly, the mark-to-market system will generally affect the amount of capital gains or losses taxable to a Fund and the amount of distributions taxable to a shareholder. Moreover, if a Fund invests in both section 1256 contracts and offsetting positions in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. Each Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (b) will permit it to use substantially all of the losses of the Fund for the fiscal years in which the losses actually occur.

         Each Fund (except the Tax-Exempt Money Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund to the extent of this tax-exempt interest) will generally be subject to an excise tax of 4% of the amount of any income or capital gains distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. Each Fund intends that it will distribute substantially all of its net investment income and net capital gains in accordance with the foregoing requirements, and, thus, expects not to be subject to the excise tax. Dividends declared by a Fund in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         Gains or losses on sales of securities by a Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.

         In the case of the Growth Fund, the Equity Fund, the Small-Cap Fund, the Equity Income Fund, the Index Fund, the International Fund, the Balanced Fund, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, if an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

         In the case of the Growth Fund, the Equity Fund, the Small-Cap Fund, the Equity Income Fund, the Index Fund, the International Fund, the Balanced Fund, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, if securities are sold by the Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. The requirement that a Fund derive less than 30% of its gross income from gains from the sale of securities held for less than three months may limit a Fund's ability to write options.

         If, in the opinion of the Trust or the Company, as the case may be, ownership of its shares has or may become concentrated to an extent that could cause the Trust or the Company to be deemed a personal holding company within the meaning of the Code, the Trust or the Company may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.

                                  CAPITAL STOCK

         The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value, and to create one or more classes of these shares. Pursuant thereto, the Trustees have authorized the issuance of two classes of shares, Class A Shares and Institutional Shares, for each of the eleven Funds of the Trust.

         The authorized capital stock of the Company consists of an aggregate of 10,000,000,000 shares ("Shares"), par value of $.001 per share. With respect to the Company's Funds detailed in this Statement of Additional Information, the Company's capital stock is currently classified as follows: "Government Money Fund-Class A," consisting of 500,000,000 Shares, "Government Money Fund-Class B," consisting of 200,000,000 Shares, "Government Money Fund-Institutional Shares," consisting of 500,000,000 Shares, "Money Fund-Class A," consisting of 500,000,000 Shares, "Money Fund-Class B," consisting of 200,000,000 Shares, "Money Fund-Institutional Shares," consisting of 500,000,000 Shares, "Tax-Exempt Money Fund-Class A," consisting of 500,000,000 Shares, "Tax-Exempt Money
Fund-Class B," consisting of 200,000,000 Shares, "Tax-Exempt Money Fund-Institutional Shares," consisting of 500,000,000 Shares, "Harris Insight Equity Fund-Class A," consisting of 100,000,000 Shares, "Harris Insight Equity Fund-Institutional Shares," consisting of 100,000,000 Shares, "Harris Insight Short/Intermediate Fund-Class A," consisting of 100,000,000 Shares, and "Harris Insight Short/Intermediate Fund Institutional Shares," consisting of 100,000,000 Shares.

         Generally, all shares of the Trust and all shares of the Company have equal voting rights with other shares of the Trust or the Company, respectively, and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. As used in the Prospectuses and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds (e.g., election of Trustees or Directors and ratification of independent accountants), means the vote of the lesser of (i) 67% of the Trust's or the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's or the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single Fund (e.g., annual approval of advisory contracts), means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trust's Board of Trustees or the Company's Board of Directors, as the case may be. Notwithstanding the foregoing, each class of shares of each Fund bears exclusively the expense of fees paid to Service Organizations with respect to that class of shares. In the event of the liquidation or dissolution of the Trust or the Company (or a Fund), shareholders of each Fund (or the Fund being dissolved) are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees or the Directors, as the case may be, in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust or the Company, as the case may be.

                                      OTHER

         The Registration Statement, including the Prospectuses, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    CUSTODIAN

         As the Funds' custodian, PNC Bank, N.A., among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund.

                             INDEPENDENT ACCOUNTANTS

         Price Waterhouse LLP has been selected as the independent accountants for both the Trust and the Company. Price Waterhouse LLP provides audit services and assistance and consultation in connection with review of certain Commission filings. Price Waterhouse LLP's address is 30 South 17th Street, Philadelphia, Pennsylvania 19103.

                                     EXPERTS

         The financial statements incorporated by reference into the Prospectuses and included in this Statement of Additional Information have been incorporated by reference or included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of that firm as experts in auditing and accounting.

                              FINANCIAL STATEMENTS

                       Specimen Computations of Net Asset
                      Values and Offering Prices Per Share

Equity Fund (specimen computations)

Net Asset Value and Redemption Price per
  Share of Capital Stock at December 31, 1995................... $13.99
                                                                 ======
Maximum Offering Price per Share ($13.99 divided by .955)
                                   -----            ----
  (reduced on purchases of $100,000 or more)............         $14.65
                                                                 ======
Short/Intermediate Fund (specimen computations)

Net Asset Value and Redemption Price per
  Share of Capital Stock at October 31, 1995.................... $10.38
                                                                 ======
Maximum Offering Price per Share ($10.38 divided by .955)
                                   -----            ----
  (reduced on purchases of $100,000 or more)............         $10.87
                                                                 ======

         The Financial Statements for the year ended December 31, 1995 including the notes thereto, have been audited by Price Waterhouse LLP and are incorporated by reference in the Statement of Additional Information from the Annual Report of the Company dated December 31, 1995.

                                   APPENDIX A

Description of Bond Ratings

         The following summarizes the highest four ratings used by Standard & Poor's Corporation ("S&P") for corporate and municipal debt:

                AAA - Debt rated AAA has the  highest  rating  assigned  by S&P.
               Capacity to pay interest and repay principal is extremely strong.

                 AA - Debt rated AA has a very strong  capacity to pay  interest and repay principal and differs from AAA issues only in a small degree.

                  A - Debt rated A has a strong  capacity  to pay  interest  and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                BBB - Debt rated BBB is regarded as having an adequate  capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal long-term debt:

                Aaa - Bonds  that are  rated  Aaa are  judged  to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                 Aa - Bonds that are rated Aa are  judged to be of high  quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds that are rated A possess many  favorable  investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                Baa - Bonds  that are  rated  Baa are  considered  medium  grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds:

                AAA - Debt rated AAA is of the highest credit quality.  The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

                 AA -  Debt  rated  AA is of  high  credit  quality.  Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  A - Bonds that are rated A have  protection  factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

                BBB - Bonds  that are rated BBB have  below  average  protection
               factors  but  are  still   considered   sufficient   for  prudent
               investment. Considerable variability in risk during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The following summarizes the ratings used by IBCA Limited and IBCA Inc. ("IBCA") for bonds:

               Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

               IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

Description of Municipal Notes Ratings

         The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

               MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

               MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

         The following summarizes the two highest ratings by Standard & Poor's for short-term municipal notes:

               SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

               SP-2 - Satisfactory capacity to pay principal and interest.

         The three highest rating categories of D&P for short-term debt are Duff 1, Duff 2, and Duff 3. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation.
Nevertheless, timely payment is expected.

         D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations.


Description of Commercial Paper Ratings

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category.

  Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations" Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         The following summarizes the highest ratings used by Fitch for short-term obligations:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess exceptionally strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is strong. Those issued determined to possess extremely strong safety characteristics are denoted A-1+.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         D&P uses the short-term ratings described above for commercial paper.

         Fitch uses the short-term ratings described above for commercial paper.

         Thomson BankWatch, Inc. (TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4  The  lowest  rating   category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

		(a)  Financial Statements:

		Audited Financial Statements as of December 31,
1995 are incorporated by reference from the Registrant's Annual
Report dated December 31, 1995 and include the following:

			Statement of Net Assets
			Statement of Operations
			Statement of Changes in Net Assets
			Financial Highlights
			Notes to Financial Statements
			Report of Independent Accountants



		No Financial Statements are included in Part A or Part B for the Harris Insight Intermediate Municipal Income Fund,
Harris Insight Prime Reserve Fund or Harris Insight Hemisphere
Free Trade Fund

		(b)  Exhibits:

Note:	  As used herein the term "Registration Statement" refers to the Registration Statement of Registrant under the Securities Act of 1933 on Form N-1A, No. 33-17957, and the term "Post-Effective
Amendment" refers to a post-effective amendment to the Registration Statement.



Exhibit
Number	Description

(1)(a)			Articles of Incorporation incorporated by
reference to Exhibit No. 1(c)
			to the Registration Statement filed on
October 15, 1987.

(1)(b)	Articles Supplementary to the Articles of
Incorporation dated September 21, 1990 incorporated by reference to Exhibit No.1(b) to Post-Effective Amendment No. 5 filed on
September 5, 1990.

(1)(c)	Articles Supplementary to the Articles of
Incorporation dated November 4, 1992 incorporated by reference to Exhibit No. 1(c) to Post-Effective Amendment No. 13 filed on April 19, 1993.

(1)(d)	Articles Supplementary to the Articles of
Incorporation dated August 6, 1993 incorporated by reference to Exhibit No. 1(d) to Post-Effective Amendment No. 14 filed on
August 20, 1993.

(1)(e)	Articles Supplementary to the Articles of
Incorporation dated May 27, 1994 incorporated by reference to
Exhibit 1(e) to Post-Effective Amendment No. 16 filed on June 1,
1994.

(1)(f)	Articles Supplementary to the Articles of
Incorporation dated July 19, 1994 incorporated by reference to
Exhibit 1(f) to Post-Effective Amendment No. 18 filed on July 29,
1994.

(1)(g)	Articles Supplementary to the Articles of
Incorporation dated January 9, 1995 incorporated by reference to
Exhibit 1(g) to Post-Effective Amendment No. 20 filed on January
23, 1995.

    (1)(h)	Form of Articles Supplementary to the Articles of
Incorporation dated February __, 1996.*

(2)(a)	By-Laws incorporated by reference to Exhibit No. 2(a)
to the Registration Statement filed on October 15, 1987.

(2)(b)	Addendum to By-Laws dated July 21, 1988 incorporated
by reference to Exhibit No. 2(b) to Post-Effective Amendment No.
12 filed on November 30, 1992.



    *To be filed by amendment.



Exhibit
Number	Description

(2)(c)	Addendum to By-Laws dated July 21, 1989 incorporated
by reference to Exhibit No. 2(c) to Post-Effective Amendment No.
12 filed on November 30, 1992.

(3)	Not Applicable.

(4)	Forms of Stock Certificate incorporated by reference to
Exhibit No. 4 to Pre-Effective Amendment No. 2 to the Registration Statement filed on January 29, 1988.

(5)(a)	Advisory Contract on behalf of HT Insight Government
Fund (now named "Harris Insight Government Money Market Fund") dated January 13, 1988 between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(a)(i) to the Registration Statement filed on October 15, 1987.

(5)(b)	Advisory Contract on behalf of HT Insight Cash
Management Fund (now named "Harris Insight Money Market Fund") dated January 13, 1988 between Registrant and Harris Trust &
Savings Bank incorporated by reference to Exhibit 5(a)(ii) to the Registration Statement filed on October 15, 1987.

(5)(c)	Advisory Contract on behalf of HT Insight Tax-Free
Money Market Fund (now named "Harris Insight Tax-Exempt Money
Market Fund") dated January 13, 1988 between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit
5(a)(iii) to the Registration Statement filed on October 15, 1987.

(5)(d)	Advisory Contract on behalf of HT Insight Convertible
Fund (now named "Harris Insight Convertible Fund") dated January 13, 1988 between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(a)(iv) to the Registration Statement filed on October 15, 1987.

(5)(e)	Advisory Contract on behalf of HT Insight Equity Fund
(now named "Harris Insight Equity Fund") dated January 13, 1988 between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(a)(v) to the Registration Statement filed on October 15, 1987.



Exhibit
Number	Description

(5)(f)	Advisory Contract on behalf of HT Insight Government
Fund dated May 1, 1990 between Registrant and Harris Trust &
Savings Bank incorporated by reference to Exhibit 5(f) to Post-
Effective Amendment No. 7 filed on April 1, 1991.

(5)(g)	Advisory Contract on behalf of HT Insight Cash
Management Fund dated May 1, 1990 between Registrant and Harris
Trust & Savings Bank incorporated by reference to Exhibit 5(g) to
Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(h)	Advisory Contract on behalf of HT Insight Convertible
Fund dated May 1, 1990 between Registrant and Harris Trust &
Savings Bank incorporated by reference to Exhibit 5(h) to Post-
Effective Amendment No. 7 filed on April 1, 1991.

(5)(i)	Advisory Contract on behalf of HT Insight Equity Fund
dated May 1, 1990 between Registrant and Harris Trust & Savings
Bank incorporated by reference to Exhibit 5(i) to Post-Effective
Amendment No. 7 filed on April 1, 1991.

(5)(j)	Advisory Contract on behalf of HT Insight Managed
Fixed Income Fund (now named "Harris Insight Short/Intermediate
Bond Fund") dated April 1, 1991 between Registrant and Harris
Trust & Savings Bank incorporated by reference to Exhibit 5(j) to
Post-Effective Amendment No. 8 filed on October 1, 1991.

(5)(k)	Advisory Contract on behalf of Harris Insight
Intermediate Municipal Income Fund between Registrant and Harris
Trust & Savings Bank.*

(5)(l)	Advisory Contract on behalf of Harris Insight
Government Assets Fund between Registrant and Harris Trust &
Savings Bank incorporated by reference to Exhibit 5(l) to Post-
Effective Amendment No. 15 filed on May 2, 1994.

(5)(m)	Advisory Contract on behalf of Harris Insight Cash
Management Fund between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(m) to Post-Effective
Amendment No. 15 filed on May 2, 1994.


*To be filed by amendment.


Exhibit
Number	Description

(5)(n)	Advisory Contract on behalf of Harris Insight Tax-Free
Money Market Fund between Registrant and Harris Trust & Savings
Bank incorporated by reference to Exhibit 5(n) to Post-Effective
Amendment No. 15 filed on May 2, 1994.

(5)(o)	Advisory Contract on behalf of Harris Insight Prime
Reserve Fund between Registrant and Harris Trust & Savings Bank.*

(5)(p)	Advisory Contract on behalf of Harris Insight NAFTA
Advantage Fund (now named "Harris Insight Hemisphere Free Trade
Fund") between Registrant and     Harris Trust & Savings Bank
    .*

(5)(q)	Portfolio Management Contract on behalf of HT Insight
Government Fund dated May 1, 1990 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(k) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(r)	Portfolio Management Contract on behalf of HT Insight
Cash Management Fund dated May 1, 1990 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(l) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(s)	Portfolio Management Contract on behalf of HT Insight
Convertible Fund dated May 1, 1990 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(m) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(t)	Portfolio Management Contract on behalf of HT Insight
Equity Fund dated May 1, 1990 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(n) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(u)	Portfolio Management Contract on behalf of HT Insight
Managed Fixed Income Fund dated April 1, 1991 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(o) to Post-Effective Amendment No. 8 filed on October 1, 1991.


*To be filed by amendment.


Exhibit
Number		Description

(5)(v)	Portfolio Management Contract on behalf of Harris
Insight Intermediate Municipal Income Fund between Harris Trust &
Savings Bank and Harris Investment Management, Inc.*

(5)(w)	Portfolio Management Contract on behalf of Harris
Insight Government Assets Fund between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(u) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(5)(x)	Portfolio Management Contract on behalf of Harris
Insight Cash Management Fund between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(v) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(5)(y)	Portfolio Management Contract on behalf of Harris
Insight Prime Reserve Fund between Harris Trust & Savings Bank and Harris Investment Management, Inc.*

(5)(z)	Portfolio Management Contract on behalf of Harris
Insight Hemisphere Free Trade fund between Harris Trust & Savings
Bank and Harris Investment Management, Inc.*

(5)(aa)	Investment Sub-Advisory and Portfolio Management
Services Agreement on behalf of Harris Insight NAFTA Advantage
Fund between Harris Investment Management, Inc. and Bancomer
Asesora de Fondos, S.A. de C.V.*

(5)(bb)	Investment Sub-Advisory and Portfolio Management
Services Agreement on behalf of Harris Insight NAFTA Advantage
Fund between Harris Investment Management, Inc. and Bank of
Montreal Investment Counsel Limited.*

(6)(a)	Distribution Agreement between Registrant and Lazard,
Freres & Co. incorporated by reference to Exhibit 6(a) to the Registration Statement filed on October 15, 1987.

(6)(b)	Dealer Agreement incorporated by reference to Exhibit
6(b) of Pre-Effective Amendment No. 1 to the Registration
Statement filed on December 17, 1987.

*To be filed by amendment.


Exhibit
Number		Description

(6)(c)	Dealer Contract incorporated by reference to Exhibit
6(b) of Pre-Effective Amendment No. 2 to the Registration
Statement filed on January 29, 1988.

(6)(d)	Underwriting Agreement, dated February 1, 1990,
between Registrant and Scudder Fund Distributors, Inc.
incorporated by reference to Exhibit 6(a) to Post-Effective
Amendment No. 3 filed on March 1, 1989.

(6)(e)	Form of Dealer Contract incorporated by reference to
Exhibit 6(b) to Post-Effective Amendment No. 3 filed on March 1,
1989.

(6)(f)	Distribution Agreement between Registrant and TBC
Funds Distributor, Inc. dated December 1, 1989 incorporated by reference to Exhibit 6(f) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(6)(g)	Supplement to Distribution Agreement between
Registrant and TBC Funds Distributor, Inc. relating to HT Insight
Income Fund dated July 24, 1990 incorporated by reference to
Exhibit 6(g) to Post-Effective Amendment No. 6 filed on November
2, 1990.

(6)(h)	Notice to Distributor relating to Harris Insight
Intermediate Municipal Income Fund dated November 5, 1992 incorporated by reference to Exhibit 6(h) to Post-Effective
Amendment No. 13 filed on April 19, 1993.

(6)(i)	Notice to Distributor relating to the addition of
Class B Shares and Class C Shares (now named "Institutional Shares") of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to
Exhibit 6(i) to Post-Effective Amendment No. 15 filed on May 2,
1994.

(6)(j)	Amended Distribution Agreement between Registrant and
Funds Distributor, Inc. dated October 28, 1993 incorporated by reference to Exhibit 6(j) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(6)(k)	Distribution Agreement between Registrant and Funds
Distributor, Inc. dated April 13, 1994 incorporated by reference to Exhibit 6(k) to Post-Effective Amendment No. 16 filed on June
1, 1994.




Exhibit
Number		Description

(6)(l)	Notice to Distributor relating to Harris Insight Prime
Reserve Fund dated July 19, 1994.*

(6)(m)	Notice to Distributor relating to Harris Insight NAFTA
Advantage Fund dated July 19, 1994.*

(6)(n)	Notice to Distributor relating to the addition of
Class B Shares of the Harris Insight Equity Fund and Managed Fixed
Income Fund.

(7)			Not Applicable.

(8)(a)	Custodian Contract between Registrant and State Street
Bank and Trust Company incorporated by reference to Exhibit 8(a) to the Registration Statement filed on October 15, 1987.

(8)(b)	Custodian Agreement between Registrant and Provident
National Bank dated December 1, 1989 incorporated by reference to
Exhibit 8(b) to Post-Effective Amendment No. 4 filed on March 2,
1990.

(8)(c)	Supplement to Custodian Agreement between Registrant
and Provident National Bank relating to HT Insight Income Fund dated July 24, 1990 incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 6 filed on November 2, 1990.

(8)(d)	Notice to the Custodian relating to Harris Insight
Intermediate Municipal Income Fund dated November 23, 1992 incorporated by reference to Exhibit 8(d) to Post-Effective
Amendment No. 13 filed on April 19, 1993.

(8)(e)	Notice to Custodian relating to Harris Insight Prime
Reserve Fund dated July 19, 1994.*

(8)(f)	Notice to Custodian relating to Harris Insight NAFTA
Advantage Fund dated July 19, 1994.*

(9)(a)	Transfer Agency Agreement between Registrant and State
Street Bank and Trust Company incorporated by reference to Exhibit 9(a) to the Registration Statement filed on October 15, 1987.

_____________________
*To be filed by amendment.

Exhibit
Number	Description

(9)(b)	Transfer Agency Agreement between Registrant and
Provident Financial Processing Corporation dated December 1, 1989 incorporated by reference to Exhibit 9(b) to Post-Effective
Amendment No. 4 filed on March 2, 1990.

(9)(c)	Supplement to Transfer Agency Agreement between
Registrant and Provident Financial Processing Corporation relating to HT Insight Income Fund dated July 24, 1990 incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 6 filed on November 2, 1990.

(9)(d)	Notice to Provident Financial Processing Corporation
as Transfer Agent relating to Harris Insight Intermediate
Municipal Income Fund dated November 9, 1992 incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 13 filed on April 19, 1993.

(9)(e)	Notice to PFPC Inc. as Transfer Agent relating to the
addition of Class B and Class C Shares of the Harris Insight
Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 9(e) to Post-Effective
Amendment No. 15 filed on May 2, 1994.

(9)(f)	Form of Notice to PFPC Inc. as Transfer Agent relating
to Harris Insight Prime Reserve Fund dated July 19, 1994 incorporated by reference to Exhibit 9(f) to Post-Effective
Amendment No. 16 filed on June 1, 1994.

(9)(g)	Notice to PFPC Inc. as Transfer Agent relating to
Harris Insight NAFTA Advantage Fund dated July 19, 1994.*

(9)(h)	Administration Agreement on behalf of HT Insight
Government Fund incorporated by reference to Exhibit 5(b)(i) to the Registration Statement filed on October 15, 1987.

(9)(i)	Administration Agreement on behalf of HT Insight Cash
Management Fund incorporated by reference to Exhibit 5(b)(ii) to the Registration Statement filed on October 15, 1987.

_____________________
*To be filed by amendment.

Exhibit
Number	Description

(9)(j)	Administration Agreement on behalf of HT Insight Tax-
Free Money Market Fund incorporated by reference to Exhibit
5(b)(iii) to the Registration Statement filed on October 15, 1987.

(9)(k)	Administration Agreement on behalf of HT Insight
Convertible Fund incorporated by reference to Exhibit 5(b)(iv) to the Registration Statement filed on October 15, 1987.

(9)(l)	Administration Agreement on behalf of HT Insight
Equity Fund incorporated by reference to Exhibit 5(b)(v) to the Registration Statement filed on October 15, 1987.

(9)(m)	Administration Agreement between Registrant and The
Boston Company Advisors, Inc. dated December 1, 1989 incorporated by reference to Exhibit 9(j) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(9)(n)	Supplement to Administration Agreement between
Registrant and The Boston Company Advisors, Inc. relating to HT
Insight Income Fund dated July 24, 1990 incorporated by reference to Exhibit 9(k) to Post-Effective Amendment No. 6 filed on
November 2, 1990.

(9)(o)	Administration and Accounting Services Agreement
between Registrant and Provident Financial Processing Corporation dated December 1, 1989 incorporated by reference to Exhibit 9(l) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(9)(p)	Supplement to Administration and Accounting Services
Agreement between Registrant and Provident Financial Processing
Corporation relating to HT Insight Income Fund dated July 24, 1990 incorporated by reference to Exhibit 9(m) to Post-Effective
Amendment No. 6 filed on November 2, 1990.

(9)(q)	Notice to The Boston Company Advisors, Inc. as
Administrator relating to Harris Insight Intermediate Municipal
Income Fund dated November 5, 1992 incorporated by reference to
Exhibit 9(n) to Post-Effective Amendment No. 13 filed on April 19,
1993.



Exhibit
Number	Description

(9)(r)	Notice to Provident Financial Processing Corporation
as Administrator and Accounting Services Agent relating to Harris Insight Intermediate Municipal Income Fund dated March 29, 1993 incorporated by reference to Exhibit 9(o) to Post-Effective Amendment No. 13 filed on April 19, 1993.

(9)(s)	Notice to The Boston Company Advisors, Inc. relating
to the addition of Class B and Class C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 9(q) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(9)(t)	Notice to PFPC Inc. relating to the addition of Class
B and Class C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 9(r) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(9)(u)	Notice to The Shareholder Services Group, Inc. as
Administrator, relating to Harris Insight Prime Reserve Fund dated
July 19, 1994.*

(9)(v)	Consent of Registrant to the assignment of the
Administration Agreement between The Boston Company Advisors, Inc. and Registrant to The Shareholder Services Group, Inc. dated April 29, 1994 incorporated by reference to Exhibit 9(u) to Post-
Effective Amendment No. 16 filed on June 1, 1994.

(9)(w)	Notice to PFPC Inc. as Administrator and Accounting
Services Agent relating to Harris Insight Prime Reserve Fund dated
July 19, 1994.*

(9)(x)	Notice to The Shareholder Services Group, Inc. as
Administrator, relating to Harris Insight NAFTA Advantage Fund dated July 19, 1994.*

(9)(y)	Notice to PFPC Inc. as Administrator and Accounting
Services Agent relating to Harris Insight NAFTA Advantage Fund dated July 19, 1994.*



*To be filed by amendment.


Exhibit
Number	Description

(9)(z)	Form of Shareholder Servicing Agreement incorporated
by reference to Exhibit 9(p) to Post-Effective Amendment No. 12 filed on November 30, 1992.

(9)(aa)	Form of Servicing Agreement Relating to Class A
Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to
Exhibit 9 (t) to Post-Effective Amendment No. 14 filed on August
20, 1993.

(9)(bb)	Form of Servicing Agreement Relating to Class B Shares
of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 9 (u) to Post-Effective Amendment No. 14 filed on August 20, 1993.

(9)(cc)	Form of Servicing Agreement Relating to Class A Shares
of the Harris Insight Prime Reserve Fund incorporated by reference to Exhibit 9(z) to Post-Effective Amendment No. 16 filed on June
1, 1994.

(9)(dd)	Form of Servicing Agreement Relating to Class B Shares
of the Harris Insight Prime Reserve Fund incorporated by reference to Exhibit 9(aa) to Post-Effective Amendment No. 16 filed on June
1, 1994.

(9)(ee)	Form of Servicing Agreement Relating to Class A Shares
of the Harris Insight NAFTA Advantage Fund incorporated by reference to Exhibit 9(ee) to Post-Effective Amendment No. 18 filed on July 29, 1994.

(9)(ff)	Notice to PFPC Inc. as Transfer Agent relating to the
addition of Class B Shares of the Harris Insight Equity Fund and
Managed Fixed Income Fund.*

 (9)(gg) 	Notice to The Shareholder Services Group, Inc.
relating to the addition of Class B Shares of the Harris Insight
Equity Fund and Managed Fixed Income Fund.*


*To be filed by amendment.



Exhibit
Number	Description

(9)(hh)	Form of Servicing Agreement Relating to Class B Shares
of the Harris Insight Equity Fund and Managed Fixed Income Fund.*

(10)(a)	Opinion and Consent of Counsel incorporated by
reference to Exhibit 10(a) to Post-Effective Amendment No. 6 filed on November 2, 1990.

(10)(b)	Opinion and Consent of The Boston Company Advisors,
Inc. relating to shares of HT Insight Managed Fixed Income Fund incorporated by reference to Exhibit 10(b) to Post-Effective
Amendment No. 7 filed on
			April 1, 1991.

(10)(c)	Opinion and Consent of The Boston Company Advisors,
Inc. relating to shares of Harris Insight Intermediate Municipal
Income Fund incorporated by reference to Exhibit 10(c) to Post-
Effective Amendment No. 12 filed on November 30, 1992.

(10)(d)	Opinion and Consent of The Boston Company Advisors,
Inc. relating to the addition of Class B and Class C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free
Money Market Funds incorporated by reference to Exhibit 10(d) to Post-Effective Amendment No. 14 filed on August 20, 1993.

(10)(e)	Opinion and Consent of Counsel of The Shareholder
Services Group, Inc. relating to shares of Harris Insight Prime
Reserve Fund incorporated by reference to Exhibit 10(e) to Post-
Effective Amendment No. 16 filed on June 1, 1994.

(10)(f)	Opinion and Consent of Counsel of The Shareholder
Services Group, Inc. relating to shares of Harris Insight NAFTA
Advantage Fund incorporated by reference to Exhibit 10(f) to Post-Effective Amendment No. 17 filed on July 29, 1994.

(10)(g)	Opinion and Consent of Counsel of The Shareholder
Services Group, Inc. relating to the addition of     Institutional
     Shares of the Harris Insight Equity Fund and Managed Fixed
Income Fund.*


*To be filed by amendment.


Exhibit
Number	Description

(11)	Consent of Price Waterhouse LLP     incorporated by
reference to Exhibit 11 to Post-Effective Amendment No. 23 to the
Registration Statement filed on December 13, 1995 (Accession No.
0000927405-95-000172).

(12)	    Registrant's Annual Report to Shareholders dated
December 31, 1995.*

(13)(a)	Purchase Agreement investment letter of Lazard Freres
& Co. incorporated by reference to Exhibit 13(a) to Pre-Effective
Amendment No. 2 to the Registration Statement filed on January 29,
1988.

(13)(b)	Purchase Agreement between Registrant and The Boston
Company Advisors, Inc. dated October 31, 1990 with respect to the
HT Insight Income Fund incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(13)(c)	Purchase Agreement between Registrant and Funds
Distributor, Inc. with respect to the Harris Insight Intermediate
Municipal Income Fund.*

(13)(d)	Purchase Agreement between Registrant and Funds
Distributor, Inc. with respect to Class B and Class C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds, incorporated by reference to Exhibit 5(l) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(13)(e)	Purchase Agreement between Registrant and Funds
Distributor, Inc. with respect to the Harris Insight Prime Reserve
Fund.*

(13)(f)	Purchase Agreement between Registrant and Funds
Distributor, Inc. with respect to the Harris Insight NAFTA
Advantage Fund.*

 (13)(g)	Purchase Agreement between Registrant and Funds
Distributor, Inc. with respect to Class B Shares of the Harris
Insight Equity Fund and Managed Fixed Income Fund.*

(14)	Not Applicable.


*To be filed by amendment.



Exhibit
Number	Description

(15)(a)	Service Plan on behalf of HT Insight Government Fund
incorporated by reference to Exhibit 15(a)(i) to the Registration
Statement filed on October 15, 1987.

(15)(b)	Service Plan on behalf of HT Insight Cash Management
Fund incorporated by reference to Exhibit 15(a)(ii) to the Registration Statement filed on October 15, 1987.

(15)(c)	Service Plan on behalf of HT Insight Tax-Free Money
Market Fund incorporated by reference to Exhibit 15(a)(iii) to the Registration Statement filed on October 15, 1987.

(15)(d)	Service Plan on behalf of HT Insight Convertible Fund
incorporated by reference to Exhibit 15(a)(iv) to the Registration Statement filed on October 15, 1987.

(15)(e)	Service Plan on behalf of HT Insight Equity Fund
incorporated by reference to Exhibit 15(a)(v) to the Registration
Statement filed on October 15, 1987.

(15)(f)	Form of Service Agreement between Registrant and
Service Agent incorporated by reference to Exhibit 15(b)(i) to Pre-Effective Amendment No. 2 to the Registration Statement filed on January 29, 1988.

(15)(g)	Form of Service Agreement between Lazard Freres & Co.
and Service Agent incorporated by reference to Exhibit 15(b)(ii) to Pre-Effective Amendment No. 2 to the Registration Statement filed on January 29, 1988.

(15)(h)	Service Plan on behalf of HT Insight Government Fund
adopted as of November 9, 1989 incorporated by reference to
Exhibit 15(h) to Post-Effective Amendment No. 4 filed on March 2,
1990.

(15)(i)	Service Plan on behalf of HT Insight Cash Management
Fund adopted as of November 9, 1989 incorporated by reference to
Exhibit 15(i) to Post-Effective Amendment No. 4 filed on March 2,
1990.

(15)(j)	Service Plan on behalf of HT Insight Tax-Free Money
Market Fund adopted as of November 9, 1989 incorporated by reference to Exhibit 15(j) to Post-Effective Amendment No. 4 filed on March 2, 1990.


Exhibit
Number	Description

(15)(k)	Service Plan on behalf of HT Insight Convertible Fund
adopted as of November 9, 1989 incorporated by reference to
Exhibit 15(k) to Post-Effective Amendment No. 4 filed on March 2,
1990.

(15)(l)	Service Plan on behalf of HT Insight Equity Fund
adopted as of November 9, 1989 incorporated by reference to
Exhibit 15(l) to Post-Effective Amendment No. 4 filed on March 2,
1990.

(15)(m)	Service Plan on behalf of HT Insight Income Fund
adopted as of July 20, 1990 incorporated by reference to Exhibit
15(m) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(15)(n)	Service Plan on behalf of HT Insight Government Assets
Fund adopted as of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(n) to Post-Effective
Amendment No. 9 filed on April 29, 1992.

(15)(o)	Service Plan on behalf of HT Insight Cash Management
Fund adopted as of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(o) to Post-Effective
Amendment No. 9 filed on April 29, 1992.

(15)(p)	Service Plan on behalf of HT Insight Tax-Free Money
Market Fund adopted as of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(p) to Post-
Effective Amendment No. 9 filed on April 29, 1992.

(15)(q)		Service Plan on behalf of HT Insight Convertible
Fund adopted as of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(q) to Post-Effective
Amendment No. 9 filed on April 29, 1992.

(15)(r)		Service Plan on behalf of HT Insight Equity Fund
adopted as of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(r) to Post-Effective
Amendment No. 9 filed on April 29, 1992.

(15)(s)		Service Plan on behalf of HT Insight Managed
Fixed Income Fund adopted as of July 20, 1990 and as revised on
April 24, 1991 incorporated by reference to Exhibit 15(s) to Post-Effective Amendment No. 9 filed on April 29, 1992.
Exhibit
Number	Description

(15)(t)		Service Plan on behalf of Harris Insight
Intermediate Municipal Income Fund adopted as of October 20, 1992 incorporated by reference to Exhibit 15(t) to Post-Effective
Amendment No. 13 filed on April 19, 1993.

(15)(u)		Amended and Restated Service Plan on behalf of
the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds, incorporated by reference to Exhibit 15(u) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(15)(v)		Form of Service Plan on behalf of Harris Insight
Prime Reserve Fund incorporated by reference to Exhibit 15(v) to Post-Effective Amendment No. 16 filed on June 1, 1994.

(15)(w)		Form of Service Plan on behalf of Harris Insight
NAFTA Advantage Fund incorporated by reference to Exhibit 15(w) to Post-Effective Amendment No. 18 filed on July 29, 1994.

(16)(a)		Certain schedules for computation of performance
quotations with respect to HT Insight Equity and HT Insight
Convertible Funds incorporated by reference to Exhibit 16(a) to Post-Effective Amendment No. 3 filed on March 1, 1989.

(16)(b)		Certain schedules for computation of performance
quotations with respect to HT Insight Convertible Fund, HT Insight Equity Fund and HT Insight Managed Fixed Income Fund incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No. 8 filed on October 1, 1991.

(16)(c)		Certain schedules for computation of performance
quotations with respect to Harris Insight Intermediate Municipal
Income Fund.*

(16)(d)		Certain schedules for computation of performance
quotations with respect to Harris Insight Government Assets Fund - Class A, Cash Management Fund - Class A and Tax-Free Money Market Fund - Class A incorporated by reference to Exhibit 16(d) to Post-Effective Amendment No. 15 filed on May 2, 1994.


*To be filed by amendment.

Exhibit
Number	Description

(16)(e)		Certain schedules for computation of performance
quotations with respect to Harris Insight Government Assets Fund - Class B; Government Assets Fund - Class C; Cash Management Fund - Class B; Cash Management Fund - Class C; Tax-Free Money Market Fund - Class B; and Tax-Free Money Market Fund - Class C.*

(16)(f)		Certain schedules for computation of performance
quotations with respect to Class A, Class B, and Class C Shares of Harris Insight Prime Reserve Fund.*

(16)(g)		Certain schedules for computation of performance
quotations with respect to Class A and Class B Shares of Harris
Insight NAFTA Advantage Fund.*

(16)(h)		Certain schedules for computation of performance
quotations with respect to Harris Insight Equity Fund - Class B and Managed Fixed Income Fund - Class B.*

(17)		    Financial Data Schedule incorporated by reference
to Exhibit 17 to Post-Effective Amendment No. 23 to the
Registration Statement filed on December 13, 1995 (Accession No.
0000927405-95-000172) is filed herein.

 (18)		    Form of Multi-Class Plan filed herein.


*To be filed by amendment.


Item 25.	Persons Controlled by or under Common Control with
Registrant.

		No person is controlled by or under common control with Registrant. For additional information, see "Management" and "Organization and Capital Stock" in the Prospectuses, Part A of this Registration Statement.

Item 26.	Number of Holders of Securities.

	    As of January 31, 1996, the number of record holders of each Fund was as follows: Government Money Market Fund - Class A, 30; Government Money Market Fund - Class B, 0; Government Money Market Fund - Institutional Shares, 2; Money Market Fund - Class
A, 69; Money Market Fund - Class B, 0; Money Market Fund - Institutional Shares, 2; Tax-Exempt Money Market Fund - Class A, 27; Tax-Exempt Money Market Fund - Class B, 0; Tax-Exempt Money Market Fund - Institutional Shares, 2; Convertible Fund, 10;
Equity Fund - Class A, 49; Equity Fund - Institutional Shares, 0; Short/Intermediate Fund - Class A, 23; Short/Intermediate Fund - Institutional Shares, 0; Intermediate Municipal Income Fund, 0; Prime Reserve Fund - Class A, 0; Prime Reserve Fund - Class B, 0; Prime Reserve Fund - Institutional Shares, 0; Hemisphere Free
Trade Fund - Class A,  0; Hemisphere Free Trade Fund -
Institutional Shares, 0.

Item 27.	Indemnification.

	Section 2-418 of the General Corporation Law of Maryland authorizes registrant to indemnify its directors and officers under specified circumstances. Article IV of the by-laws of Registrant (exhibit 2 to this amendment, which is incorporated herein by reference) provides in effect that registrant shall provide certain indemnification of its directors and officers. In accordance with Section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

	Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

	Registrant and its directors, officers and employees are insured, under a policy of insurance maintained by Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policy expressly excludes coverage for any director or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the director or officer.



		Pursuant to Section IV of the Distribution Agreement dated April 13, 1994 (exhibit 6(k) to this amendment which is incorporated herein by reference), Funds Distributor, Inc., as principal underwriter of the Registrant, and the Registrant have agreed to indemnify each other and their respective directors and officers under certain circumstances.

Item 28.	Business and Other Connections of Investment Adviser.

	(a) Harris Trust & Savings Bank ("Harris Trust"), an indirect, wholly-owned subsidiary of Bank of Montreal, serves as investment adviser to the Harris Insight Government Money Market, Money Market, Tax-Exempt Money Market, Prime Reserve, Convertible, Equity, Short/Intermediate Bond, Hemisphere Free Trade Fund and Intermediate Municipal Income Funds. Harris Trust's business is that of an Illinois state-chartered bank with respect to which it conducts a variety of commercial banking and trust activities.

	To the knowledge of Registrant, none of the directors or executive officers of Harris Trust except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Harris Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity or director, officer, employee, partner or trustee. All directors of Harris Trust also serve as directors of Harris Bankcorp, Inc., the immediate parent of Harris Trust.

		Position(s) with	Principal Business(es) During
	Name	Harris Trust    	the Last Two Fiscal Years

Alan G. McNally	Director and	Chairman of the Board and
Chief
		Vice Chairman	Executive Officer of Harris Trust &
		of the Board	Savings Bank and Harris Bankcorp,
Inc. Formerly, Vice Chairman of Personal and Commercial Financial
Services of the Bank of Montreal.

James O. Webb	Director	President, James O. Webb &
Associates, Inc.

Matthew W. Barrett	Director	Chairman of the Board and
Chief Executive Officer of the Bank of Montreal.

F. Anthony Comper	Director	President and Chief Operating
Officer of the Bank of Montreal.



		Position(s) with	Principal Business(es) During
	Name	Harris Trust    	the Last Two Fiscal Years

Susan T. Congalton	Director	Managing Director of Lupine
Partners.  Formerly General Counsel and Chief Financial Officer,
Finance and Law of Carson Pierre Scott Company.

Roxanne J. Decyk	Director	Vice President -- Corporate
Planning, Amoco Chemical Company. Formerly, Senior Vice President of Commercial and Industrial Sales, Amoco Chemical Corporation.

Wilbur H. Gantz	Director	President and Chief Executive
Officer, PathoGenesis Corporation.

James J. Glasser	Director	Chairman, President and Chief
Executive Officer of GATX Corporation.

Daryl F. Grisham	Director	President and Chief Executive
Officer of Parker House Sausage Company.

Dr. Leo M. Henikoff	Director	President and Chief Executive
Officer of Rush-Presbyterian - St. Luke's Medical Center.

Dr. Stanley O. Ikenberry	Director	President of the
University of Illinois.

Charles H. Shaw	Director	Chairman of the Shaw Company.

Richard E. Terry	Director	Chairman and Chief Executive Officer
of Peoples Energy Corporation.

William J. Weisz	Director	Chairman of the Board of Motorola,
Inc.

 Edward W. Lyman, Jr.	Vice Chairman and 	Senior Executive
Vice President --
		Director 	Corporate and Institutional Financial
			Services, Harris Trust & Savings Bank.
Formerly, Department Executive, Corporate Banking, Harris Trust &
Savings Bank.



		Position(s) with	Principal Business(es) During
	Name	Harris Trust    	the Last Two Fiscal Years

Maribeth S. Rahe	Vice Chairman and	Personal & Commercial
Services, Harris
		Senior Executive Vice 	Trust & Savings Bank.
Formerly,
		President	Department Executive, Personal Financial
Services, Harris Trust & Savings Bank.


		(b) Harris Investment Management, Inc. ("HIM"), an indirect subsidiary of Bank of Montreal, serves as the Portfolio Management Agent of the Government Money Market, Money Market, Prime Reserve, Convertible Securities, Equity, Short/Intermediate Bond and Intermediate Municipal Income Funds pursuant to Portfolio Management Agreements with Harris Trust. HIM also serves as investment adviser to the Hemisphere Free Trade Fund. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.

		To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

		Position(s)	Principal Business(es) During
	Name	with HIM    	the Last Two Fiscal Years

Brian J. Steck	Director and 	Chairman of the Board of
		Chairman of the	Harris Investment Management,
		Board	Inc. Vice-Chairman of
			Investment Banking of Bank of Montreal,
President of the Bank of Montreal Investment Management Limited.

Donald G.M. Coxe	Director,     	President and Chief Investment
Officer of
		Chairman and Chief 	Harris Investment Management,
Inc.
		Strategist     	Formerly, Chief Strategist of
Nesbitt Thomson Inc.

    William O. 	President, Chief	Manager of Equities, Harris
Investment
Leszinske	Investment Officer	Management




		Position(s)	Principal Business(es) During
	Name	with HIM    	the Last Two Fiscal Years

Edward W. Lyman, Jr.	Director	Senior Executive Vice
President --Corporate & Institutional Financial Services, Harris
Trust & Savings Bank.      Formerly,       Department Executive of
    Corporate Banking      , Harris Trust & Savings Bank.

Maribeth S. Rahe	Director	Senior Executive Vice President --
Personal &      Commercial       Services, Harris Trust & Savings
Bank.  Prior to January, 1994 Personal Financial Services
Department Executive of Harris Trust & Savings Bank.

Nancy B. Wolcott	Director	Executive Vice President --
Corporate & Institutional Trust, Harris Trust & Savings Bank.
Formerly, Senior Vice President, Harris Trust & Savings Bank.

Terry A. Jackson	Director	Executive Vice President, Bank of
Montreal Asset Management Services, President of the Trust Company of the Bank of Montreal and President of the Bank of Montreal
Investment Management.  Vice President of Nesbitt Thompson, Inc.
Formerly, Executive Vice President -- Retail and Institutional
Sales, Bank of Montreal.

Wayne Thomas 	Director	Senior Vice President -- Personal
Investment Management, Harris Trust & Savings Bank.

Carla Eyre	Chief     Financial	Senior Partner,      and Chief
		Officer    	Operating Officer,      Harris
Investment Management.




		Position(s)	Principal Business(es) During
	Name	with HIM    	the Last Two Fiscal Years

Blanche Hurt	Secretary	Director of Harris Trust & Savings
Bank Trust and Investment Compliance Office.  Formerly, Corporate
Fiduciary Officer of Harris Trust & Savings Bank.


		(c) Bancomer Asesora de Fondos, S.A. de C.V.
("Bancomer") is a wholly owned subsidiary of Casa de Bolsa Bancomer, S.A. de C.V., a Mexican broker-dealer registered with the Comision Nacional de Valores, the securities regulatory body of Mexico. Bancomer's business is that of an investment adviser to banks or thrift institutions, investment companies, pension and profit sharing plans, trusts, estates, charitable institutions, corporations or individuals with respect to investments in Latin America. Bancomer serves as an investment sub-adviser of the Hemisphere Free Trade Fund pursuant to an [Investment Sub-Advisory and Portfolio Management Services Agreement with HIM.

		To the knowledge of the Registrant, none of the directors or executive officers of Bancomer, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

		Position(s)	Principal Business(es) During
	Name	with Bancomer    	the Last Two Fiscal Years

Emilio Illanes		Director and	Director of Mutual Funds
Division,
			President	Grupo Financiero Bancomer.
				Formerly, Director General of
				the Mexican Broker Dealers
				Association.

Enrique Garduno	Director	Senior Vice President of
				International Funds, Casa de
				Bolsa Bancomer, S.A. de C.V.
				Formerly, Senior Vice President
				of Mutual Funds Division,
				Bancomer, S.A.



		Position(s)	Principal Business(es) During
	Name	with Bancomer    	the Last Two Fiscal Years

Ruben Marquez	Director	Vice President of Development and
				Analytical Support for Investment
				Strategies, Casa de Bolsa Bancomer
				S.A.  de C.V.  Formerly, Senior
				Analyst of Economics Division,
				Grupo Financiero Bancomer.

Miguel Angel Noriega	Director	Director General of Casa de
				Bolsa Bancomer, S.A. de C.V.
				Formerly, Managing Director of
				Investment Banking, Bankers Trust
				Company.

Mario Osorio		Director and Chief	Chief
Administrative Officer, Casa
			Administrative 	de Bolsa  Bancomer,
			Officer 	S.A. de C.V.  Formerly, Senior Vice
				President Casa de Bolsa
				Bancomer, S.A. de C. V.


		(d) Bank of Montreal Investment Counsel Limited ("BOMIC"), a subsidiary of Bank of Montreal, serves as an investment sub-adviser of the Hemisphere Free Trade Fund pursuant to an Investment Sub-Advisory and Portfolio Management Services Agreement with HIM. BOMIC's business is that of a Canadian corporation, managing $9.2 billion (Canadian) on behalf of institutional clients.

		To the knowledge of the Registrant, none of the directors or executive officers of BOMIC, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

		Position(s)	Principal Business(es) During
	Name	with BOMIC    	the Last Two Fiscal Years

A. Donald Mutch	Director and Chairman	Senior Vice President,
Asset Management
		of the Board 	Services of the Bank of Montreal and
			President of the Bank of
			Montreal Investment Management
			Limited

		Position(s)	Principal Business(es) During
	Name	with BOMIC    	the Last Two Fiscal Years

Barbara G. Stymiest	Director	Senior Vice President and
Chief Financial
			Officer of Nesbitt Thomson Inc.

Brian J. Steck	Director	Vice President of Investment Banking
of
			the Bank of Montreal and President
			and Chief Executive Officer of
			Nesbitt Thomson Inc.

Philip Heitner	Director and	President of the Bank of
 		President	Montreal Investment Counsel Limited

Aubrey W. Baillie	Director 	President and Chief Operating
Officer of
			Nesbitt Thomson Inc.

Terry A. Jackson	Director	Vice Chairman of Nesbitt Thomson
Inc.

Item 29.	Principal Underwriter.

		(a) In addition to HT Insight Funds Inc., Funds Distributor, Inc. ("Funds Distributor") currently acts as distributor for BEA Investment Funds, Inc., BJB Investment Funds, Foreign Investment Fund, Inc., Fremont Mutual Funds, Harris Insight Funds Trust, The Munder Funds Trust, The Munder Funds, Inc., PanAgora Funds, Sierra Trust Funds, St. Clair Money Market Fund, Skyline Funds and Waterhouse Investors Cash Managers Fund. Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

		(b) The information required by this Item 29 (b) with respect to each director, officer, or partner of Funds Distributor is incorporated by reference to Schedule A of Form BD filed by Funds Distributor with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-20518).

		(c) Not applicable.

Item 30.	Location of Accounts and Records.

		All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: HT Insight Funds, Inc., d/b/a Harris Insight
Funds, One Exchange Place, Boston, Massachusetts 02109; PNC Bank,
N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania
19107;  PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware
19809; First Data Investor Services Group, Inc., One Exchange
Place, Boston, Massachusetts 02109; or Harris Trust & Savings
Bank, 111 West Monroe Street, Chicago, Illinois 60690.

Item 31.	Management Services.

		Other than as set forth under the captions
"Management," in the Prospectuses constituting Part A of this Post-Effective Amendment to the Registration Statement and
"Management" in the Statement of Additional Information constituting Part B of this Registration Statement, Registrant is not a party to any management-related service contracts.

Item 32.	Undertakings.

		(a) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

		(b) Registrant undertakes to file a Post-Effective Amendment relating to each of the Harris Insight Intermediate Municipal Income Fund, the Harris Insight Prime Reserve Fund and the Harris Insight Hemisphere Free Trade Fund (the "Funds"), using reasonably current financial statements which need not be certified, within four to six months from the date each of the Funds commences investment operations.

		(c) The Registrant will furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest
Annual Report to shareholders, upon request and without charge.


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No.
24 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 8th day of February, 1996.

			HARRIS INSIGHT FUNDS TRUST


			By:	/s/ Patricia L. Bickimer
				Patricia L. Bickimer, President

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature		Title		Date


/s/ Patricia L. Bickimer			President & Chief
	February 8, 1996
	Patricia L. Bickimer			Executive Officer


/s/ C. Gary Gerst				Trustee & Chairman
	February 8, 1996
	C. Gary Gerst				of the Board


/s/ Edgar R. Fiedler				Trustee
	February 8, 1996
	Edgar R. Fiedler


/s/ John W. McCarter,Jr.			Trustee
	February 8, 1996
	John W. McCarter, Jr.


/s/ Ernest M. Roth				Trustee
	February 8, 1996
	Ernest M. Roth


/s/ Richard H. Rose				Treasurer (Principal
	February 8, 1996
	Richard H. Rose				Financial Officer)




EXHIBIT INDEX

Exhibit Number	Description

Exhibit 17		Financial Data Schedule

Exhibit 18		Form of Multi Class Plan










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